UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6569

IVY FUNDS

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2021

ITEM 1.     REPORTS TO STOCKHOLDERS.

Semiannual Report MARCH 31, 2021

Ticker
	Class A	Class B	Class C	Class I	Class N	Class Y
IVY FUNDS

Ivy Apollo Multi-Asset Income Fund	IMAAX		IMACX	IMAIX	IMURX	IMAYX

Ivy Apollo Strategic Income Fund	IAPOX		ICPOX	IIPOX	IRPOX	IYPOX

Ivy California Municipal High Income Fund	IMHAX		IMHCX	IMHIX		IMHYX

Ivy Cash Management Fund	IAAXX	IABXX	IACXX

Ivy Corporate Bond Fund	IBJAX	IBJBX	IBJCX	IBJIX	IBJNX	IBJYX

Ivy Crossover Credit Fund	ICKAX			ICKIX	ICKNX	ICKYX

Ivy Government Securities Fund	IGJAX	IGJBX	IGJCX	IGJIX	IGJNX

Ivy International Small Cap Fund	IVJAX		IVJCX	IVJIX	IVJRX	IVJYX

Ivy Pictet Emerging Markets Local Currency Debt Fund	IECAX		IECCX	IECIX	IMMCX	IECYX

Ivy Pictet Targeted Return Bond Fund	IRBAX		IRBCX	IRBIX	IRBRX	IRBYX

Ivy PineBridge High Yield Fund	IPNAX			IPNIX	IPNNX

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus and the summary prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY FUNDS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/ivy.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*
Ivy Apollo Multi-Asset Income Fund
Class A	$1,000	$1,162.50	$6.38	$1,000	$1,019.01	$5.96	1.19%
Class C	$1,000	$1,158.20	$10.58	$1,000	$1,015.12	$9.87	1.97%
Class I	$1,000	$1,165.10	$4.01	$1,000	$1,021.20	$3.74	0.75%
Class N	$1,000	$1,164.90	$4.01	$1,000	$1,021.20	$3.74	0.75%
Class Y	$1,000	$1,162.80	$6.27	$1,000	$1,019.15	$5.86	1.16%

See footnotes on page 5.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*
Ivy Apollo Strategic Income Fund
Class A	$1,000	$1,058.90	$5.35	$1,000	$1,019.70	$5.25	1.05%
Class C	$1,000	$1,055.00	$9.35	$1,000	$1,015.87	$9.17	1.82%
Class I	$1,000	$1,060.80	$3.40	$1,000	$1,021.59	$3.34	0.67%
Class N	$1,000	$1,060.80	$3.40	$1,000	$1,021.60	$3.34	0.67%
Class Y	$1,000	$1,057.80	$5.45	$1,000	$1,019.63	$5.35	1.05%
Ivy California Municipal High Income Fund
Class A	$1,000	$1,023.60	$4.05	$1,000	$1,020.95	$4.04	0.80%
Class C	$1,000	$1,019.10	$8.38	$1,000	$1,016.62	$8.37	1.67%
Class I	$1,000	$1,024.60	$3.04	$1,000	$1,021.94	$3.03	0.60%
Class Y	$1,000	$1,023.60	$4.05	$1,000	$1,020.95	$4.04	0.80%
Ivy Cash Management Fund
Class A	$1,000	$1,000.00	$1.00	$1,000	$1,023.91	$1.01	0.21%
Class B**	$1,000	$1,000.00	$1.00	$1,000	$1,023.91	$1.01	0.20%
Class C	$1,000	$1,000.00	$1.00	$1,000	$1,023.89	$1.01	0.21%
Ivy Corporate Bond Fund
Class A	$1,000	$982.40	$4.86	$1,000	$1,020.04	$4.95	0.98%
Class B**	$1,000	$971.60	$15.77	$1,000	$1,008.97	$16.07	3.20%
Class C	$1,000	$978.10	$9.20	$1,000	$1,015.62	$9.37	1.87%
Class I	$1,000	$983.60	$3.57	$1,000	$1,021.38	$3.64	0.71%
Class N	$1,000	$984.30	$2.78	$1,000	$1,022.17	$2.83	0.55%
Class Y	$1,000	$982.30	$4.76	$1,000	$1,020.15	$4.85	0.96%
Ivy Crossover Credit Fund
Class A	$1,000	$1,007.60	$4.52	$1,000	$1,020.45	$4.55	0.90%
Class I	$1,000	$1,008.90	$3.21	$1,000	$1,021.69	$3.23	0.65%
Class N	$1,000	$1,009.00	$3.21	$1,000	$1,021.69	$3.23	0.65%
Class Y	$1,000	$1,007.60	$4.52	$1,000	$1,020.45	$4.55	0.90%
Ivy Government Securities Fund
Class A	$1,000	$970.40	$4.83	$1,000	$1,020.07	$4.95	0.97%
Class B**	$1,000	$965.40	$9.93	$1,000	$1,014.85	$10.17	2.02%
Class C	$1,000	$966.20	$9.04	$1,000	$1,015.69	$9.27	1.85%
Class I	$1,000	$971.60	$3.55	$1,000	$1,021.31	$3.64	0.72%
Class N	$1,000	$972.00	$2.96	$1,000	$1,021.91	$3.03	0.61%

See footnotes on page 5.

4	SEMIANNUAL REPORT	2021

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*
Ivy International Small Cap Fund
Class A	$1,000	$1,214.90	$7.53	$1,000	$1,018.18	$6.86	1.35%
Class C	$1,000	$1,210.70	$11.61	$1,000	$1,014.48	$10.58	2.10%
Class I	$1,000	$1,217.30	$5.43	$1,000	$1,020.00	$4.95	0.99%
Class N	$1,000	$1,217.50	$5.43	$1,000	$1,020.00	$4.95	0.99%
Class Y	$1,000	$1,214.90	$7.53	$1,000	$1,018.15	$6.86	1.35%
Ivy Pictet Emerging Markets Local Currency Debt Fund
Class A	$1,000	$1,053.00	$6.16	$1,000	$1,018.95	$6.06	1.20%
Class C	$1,000	$1,050.00	$9.33	$1,000	$1,015.82	$9.17	1.83%
Class I	$1,000	$1,054.00	$4.11	$1,000	$1,020.94	$4.04	0.80%
Class N	$1,000	$1,054.00	$4.11	$1,000	$1,020.94	$4.04	0.80%
Class Y	$1,000	$1,053.00	$6.16	$1,000	$1,018.97	$6.06	1.20%
Ivy Pictet Targeted Return Bond Fund
Class A	$1,000	$997.60	$6.09	$1,000	$1,018.80	$6.16	1.23%
Class C	$1,000	$995.30	$9.58	$1,000	$1,015.30	$9.67	1.93%
Class I	$1,000	$999.70	$5.00	$1,000	$1,019.94	$5.05	1.00%
Class N	$1,000	$1,000.00	$4.30	$1,000	$1,020.59	$4.34	0.87%
Class Y	$1,000	$997.60	$6.19	$1,000	$1,018.74	$6.26	1.23%
Ivy PineBridge High Yield Fund
Class A	$1,000	$1,072.30	$5.08	$1,000	$1,020.00	$4.95	0.99%
Class I	$1,000	$1,074.70	$3.73	$1,000	$1,021.35	$3.64	0.72%
Class N	$1,000	$1,074.80	$3.73	$1,000	$1,021.34	$3.64	0.72%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2021, and divided by 365.

**	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

2021	SEMIANNUAL REPORT	5

PORTFOLIO HIGHLIGHTS	IVY APOLLO MULTI-ASSET INCOME FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	51.1%
Financials	9.9%
Real Estate	9.7%
Industrials	5.1%
Health Care	4.6%
Information Technology	4.6%
Utilities	4.2%
Consumer Staples	3.9%
Energy	3.4%
Consumer Discretionary	2.9%
Materials	1.8%
Communication Services	1.0%
Warrants	0.0%
Bonds	46.4%
Corporate Debt Securities	26.4%
Loans	16.3%
Asset-Backed Securities	2.0%
Mortgage-Backed Securities	1.5%
Other Government Securities	0.2%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Country Weightings

North America	58.1%
United States	55.7%
Other North America	2.4%
Europe	23.8%
Germany	6.4%
United Kingdom	5.6%
France	4.5%
Other Europe	7.3%
Pacific Basin	11.8%
Bahamas/Caribbean	2.9%
Other	0.5%
South America	0.4%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Samsung Electronics Co. Ltd.	South Korea	Information Technology	Technology Hardware, Storage & Peripherals
Bank of America Corp.	United States	Financials	Diversified Banks
AstraZeneca plc	United Kingdom	Health Care	Pharmaceuticals
Procter & Gamble Co. (The)	United States	Consumer Staples	Household Products
Schneider Electric S.A.	France	Industrials	Electrical Components & Equipment
ENEL S.p.A.	Italy	Utilities	Electric Utilities
Volkswagen AG, 2.260%	Germany	Consumer Discretionary	Automobile Manufacturers
Morgan Stanley	United States	Financials	Investment Banking & Brokerage
Siemens AG	Germany	Industrials	Heavy Electrical Equipment

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

6	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Communication Services

Integrated Telecommunication Services – 1.0%
Deutsche Telekom AG, Registered Shares (A)	163		$3,275
Vantage Towers AG (A)(B)	6		167

			3,442

Total Communication Services – 1.0%			3,442
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)(C)	—	*	26

Apparel, Accessories & Luxury Goods – 0.5%
V.F. Corp.	21		1,687

Casinos & Gaming – 1.2%
New Cotai Participation Corp., Class B (B)(C)(D)	318		1,171
Sands China Ltd. (A)	417		2,084
Studio City International Holdings Ltd. ADR (B)(E)	35		468
Studio City International Holdings Ltd. ADR (B)(D)	15		193

			3,916

Education Services – 0.1%
Laureate Education, Inc., Class A (B)	11		145

Total Consumer Discretionary – 1.8%			5,774
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)(D)	1		—

Food Distributors – 0.6%
Sysco Corp.	25		1,966

Household Products – 1.3%
Procter & Gamble Co. (The)	31		4,169

Personal Products – 1.0%
Unilever plc (A)	58		3,260

Tobacco – 1.0%
Philip Morris International, Inc.	39		3,472

Total Consumer Staples – 3.9%			12,867
Energy

Coal & Consumable Fuels – 0.1%
Foresight Energy L.P. (B)(C)(D)	31		475
Westmoreland Coal Co. (A)(B)	7		25

			500

Integrated Oil & Gas – 1.0%
Total S.A. (A)(E)	68		3,194

COMMON STOCKS (Continued)	Shares	Value
Oil & Gas Drilling – 0.2%
KCA Deutag UK Finance plc (A)(B)(C)	8	$498

Oil & Gas Equipment & Services – 0.0%
McDermott International, Inc. (B)	102	82

Oil & Gas Exploration & Production – 1.7%
Bellatrix Exploration Ltd. (A)(B)(C)(F)	76	—	*
California Resources Corp. (B)	6	148
ConocoPhillips	61	3,224
EP Energy Corp. (A)(B)(D)	4	263
Lundin Energy AB (A)(B)	57	1,781

		5,416

Total Energy – 3.0%		9,690
Financials

Asset Management & Custody Banks – 0.6%
3i Group plc (A)	111	1,772

Diversified Banks – 3.6%
Bank of America Corp.	119	4,587
Bank of Montreal (A)	25	2,269
DBS Group Holdings Ltd. (A)	120	2,576
PT Bank Mandiri (Persero) Tbk (A)	5,941	2,515

		11,947

Investment Banking & Brokerage – 1.1%
Morgan Stanley	46	3,541

Multi-Line Insurance – 1.7%
Axa S.A. (A)	120	3,222
Zurich Financial Services, Registered Shares (A)	5	2,131

		5,353

Other Diversified Financial Services – 1.7%
Citigroup, Inc.	37	2,674
ORIX Corp. (A)	183	3,092

		5,766

Property & Casualty Insurance – 0.6%
Tokio Marine Holdings, Inc. (A)	40	1,883

Reinsurance – 0.6%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares (A)	7	2,070

Total Financials – 9.9%		32,332
Health Care

Biotechnology – 0.8%
Amgen, Inc.	10	2,608

Health Care Services – 1.0%
CVS Caremark Corp.	44	3,311

Pharmaceuticals – 2.8%
AstraZeneca plc (A)	44	4,422

COMMON STOCKS (Continued)	Shares	Value
Pharmaceuticals (Continued)
Roche Holdings AG, Genusscheine (A)	9	$2,771
Sanofi-Aventis (A)	23	2,250

		9,443

Total Health Care – 4.6%		15,362
Industrials

Aerospace & Defense – 1.0%
Raytheon Technologies Corp.	44	3,419

Electrical Components & Equipment – 2.2%
Eaton Corp.	23	3,160
Schneider Electric S.A. (A)	27	4,077

		7,237

Heavy Electrical Equipment – 1.1%
Siemens AG (A)	22	3,530

Industrial Conglomerates – 0.1%
Cheung Kong (Holdings) Ltd. (A)	56	343

Trading Companies & Distributors – 0.7%
ITOCHU Corp. (A)(E)	70	2,281

Total Industrials – 5.1%		16,810
Information Technology

Communications Equipment – 1.0%
Cisco Systems, Inc.	66	3,419

Semiconductors – 1.9%
Taiwan Semiconductor Manufacturing Co. Ltd. (A)	304	6,254

Technology Hardware, Storage & Peripherals – 1.7%
Samsung Electronics Co. Ltd. (A)	79	5,651

Total Information Technology – 4.6%		15,324
Materials

Construction Materials – 0.6%
CRH plc (A)	40	1,889

Diversified Chemicals – 0.5%
Eastman Chemical Co.	17	1,821

Diversified Metals & Mining – 0.7%
Anglo American plc (A)	54	2,117

Total Materials – 1.8%		5,827
Real Estate

Diversified Real Estate Activities – 0.7%
Heiwa Real Estate Co. Ltd. (A)	6	178
Mitsubishi Estate Co. Ltd. (A)	39	686
Mitsui Fudosan Co. Ltd. (A)	29	667
New World Development Co. Ltd. (A)	72	372

2021	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Diversified Real Estate Activities (Continued)
Nomura Real Estate Holdings, Inc. (A)	8		$180
Tokyu Fudosan Holdings Corp. (A)	15		89

			2,172

Diversified REITs – 0.7%
Cominar Real Estate Investment Trust (A)	6		45
Gecina (A)	5		649
H&R Real Estate Investment Trust (A)	7		82
Mapletree North Asia Commercial Trust (A)	63		49
Merlin Properties Socimi S.A. (A)	41		416
Mirvac Group (A)	52		98
Star Asia Investment Corp. (A)	—	*	132
United Urban Investment Corp. (A)	—	*	114
VEREIT, Inc.	17		671
XYMAX REIT Investment Corp. (A)	—	*	68

			2,324

Health Care REITs – 0.6%
Aedifica S.A. (A)	2		175
Assura plc (A)	139		138
Healthcare Trust of America, Inc., Class A	19		528
Ventas, Inc.	8		451
Welltower, Inc.	10		681

			1,973

Hotel & Resort REITs – 0.3%
Invincible Investment Corp. (A)	—	*	154
Japan Hotel REIT Investment Corp. (A)	—	*	167
MGM Growth Properties LLC, Class A	6		181
Sunstone Hotel Investors, Inc.	36		443

			945

Industrial REITs – 1.1%
ARA LOGOS Logistics Trust (A)	254		138
Cambridge Industrial Trust (A)	175		51
Duke Realty Corp.	10		431
First Industrial Realty Trust, Inc.	16		723
GLP J-REIT (A)	—	*	176
ITOCHU Advance Logistics Investment Corp. (A)	—	*	190
Mapletree Investments Pte Ltd. (A)	66		135
Mitsui Fudosan Logistics Park, Inc. (A)	—	*	39
ProLogis, Inc.	10		1,062
Rexford Industrial Realty, Inc.	5		245
SEGRO plc (A)	38		493

			3,683

Office REITs – 0.9%
alstria office AG (A)	10		154
Columbia Property Trust, Inc.	8		139
Corporate Office Properties Trust	14		379
Cousins Properties, Inc. (A)	11		387
Derwent London plc (A)	5		216

COMMON STOCKS (Continued)	Shares		Value
Office REITs (Continued)
Fonciere des Regions S.A. (A)	3		$231
Hibernia REIT plc (A)	48		62
Ichigo Office REIT Investment Corp. (A)	—	*	253
Invesco Office J-REIT, Inc. (A)	1		86
Japan Real Estate Investment Corp. (A)	—	*	171
NSI N.V. (A)	10		379
ORIX JREIT, Inc. (A)	—	*	394

			2,851

Real Estate Development – 0.2%
China Resources Land Ltd. (A)	65		316
Kerry Properties Ltd. (A)	70		225

			541

Real Estate Operating Companies – 1.0%
Adler Group S.A. (A)	7		183
Ascendas India Trust (A)	62		68
Deutsche Wohnen AG (A)	14		639
Keihanshin Building Co. Ltd. (A)	3		46
Swire Properties Ltd. (A)	69		213
TOC Ltd. (A)	9		65
Tricon Capital Group, Inc. (A)	40		411
Vonovia SE (A)	21		1,384
Wharf (Holdings) Ltd. (The) (A)	85		474

			3,483

Residential REITs – 1.6%
American Campus Communities, Inc.	6		270
Apartment Investment and Management Co., Class A	12		508
AvalonBay Communities, Inc.	5		981
Boardwalk (A)	4		119
Camden Property Trust	6		646
Canadian Apartment Properties REIT (A)	7		320
Equity Lifestyle Properties, Inc.	11		725
Invitation Homes, Inc.	38		1,220
Irish Residential Properties REIT plc (A)	67		129
Starts Proceed Investment Corp. (A)	—	*	81
Unite Group plc (The) (A)(B)	15		225

			5,224

Retail REITs – 1.3%
Agree Realty Corp.	8		521
CapitaLand China Trust (A)	99		101
CapitaLand Integrated Commercial Trust (A)	229		369
First Capital REIT (A)	36		467
Frasers Centrepoint Trust (A)	33		59
Japan Metropolitan Fund Investment Corp. (A)	—	*	135
Link (The) (A)	37		334
Realty Income Corp.	7		467
Regency Centers Corp.	9		514
Retail Properties of America, Inc.	37		391
Simon Property Group, Inc.	2		277
Urban Edge Properties	19		316

COMMON STOCKS (Continued)	Shares		Value
Retail REITs (Continued)
Vicinity Centres (A)	501		$630

			4,581

Specialized REITs – 1.3%
CBS Outdoor Americas, Inc.	8		166
CubeSmart	8		308
Digital Realty Trust, Inc.	8		1,158
Public Storage, Inc.	4		967
Safestore Holdings plc (A)	28		303
SBA Communications Corp.	2		671
VICI Properties, Inc.	21		580

			4,153

Total Real Estate – 9.7%			31,930
Utilities

Electric Utilities – 1.7%
ENEL S.p.A. (A)	382		3,800
Exelon Corp.	45		1,956

			5,756

Multi-Utilities – 2.0%
E.ON AG (A)	167		1,943
Public Service Enterprise Group, Inc.	31		1,856
RWE Aktiengesellschaft (A)	73		2,848

			6,647

Water Utilities – 0.5%
Guangdong Investment Ltd. (A)	984		1,602

Total Utilities – 4.2%			14,005

TOTAL COMMON STOCKS – 49.6%			$163,363
(Cost: $128,750)

PREFERRED STOCKS
Consumer Discretionary

Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)	—	*	10

Automobile Manufacturers – 1.1%
Volkswagen AG, 2.260% (A)	13		3,664

Total Consumer Discretionary – 1.1%			3,674
Energy

Oil & Gas Exploration & Production – 0.4%
Targa Resources Corp.,
9.500% (D)	1		1,340

Total Energy – 0.4%			1,340

TOTAL PREFERRED STOCKS – 1.5%			$5,014
(Cost: $3,665)

8	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

WARRANTS	Shares		Value
Oil & Gas Exploration & Production – 0.0%
California Resources Corp., expires 10–27–24 (G)		1	$5

TOTAL WARRANTS – 0.0%			$5
(Cost: $102)

ASSET-BACKED SECURITIES	Principal
Anchorage Capital CLO Ltd., Series 2014-4RA, Class D (3-Month U.S. LIBOR plus 260 bps),
2.819%, 1–28–31 (H)(I)		$500	490
Anchorage Capital CLO Ltd., Series 2020-15A, Class D (3-Month U.S. LIBOR plus 460 bps),
4.824%, 7–20–31 (H)(I)		500	501
Audax Senior Debt CLO II LLC, Series 2019-2A, Class C (3-Month U.S LIBOR plus 490 bps),
5.122%, 10–22–29 (H)(I)		250	249
Fortress Credit BSL Ltd., Series 2018-1A, Class ER (3-Month U.S. LIBOR plus 645 bps),
6.668%, 7–23–31 (H)(I)		750	679
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps),
2.850%, 1–20–32 (I)(J)	EUR	385	435
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps),
3.745%, 10–25–30 (H)(I)		$1,000	985
Northwoods Capital XI-B Ltd. and Northwoods Capital XI-B LLC, Series 2018-14BA, Class D (3-Month U.S. LIBOR plus 340 bps),
3.621%, 11–13–31 (H)(I)		1,200	1,139
Rockford Tower CLO Ltd., Series 2019-1A, Class DR (3-Month U.S. LIBOR plus 310 bps),
3.282%, 4–20–34 (H)(I)		500	499
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class DR (3-Month U.S. LIBOR plus 390 bps),
4.124%, 10–20–30 (H)(I)		750	710
Trinitas CLO Ltd., Series 2018-8A, Class E (3-Month U.S. LIBOR plus 590 bps),
6.124%, 7–20–31 (H)(I)		750	700
Venture CDO Ltd., Series 17-26A, Class D (3-Month U.S. LIBOR plus 425 bps),
4.474%, 1–20–29 (H)(I)		400	397

TOTAL ASSET-BACKED SECURITIES – 2.0%			$6,784
(Cost: $6,933)

CORPORATE DEBT SECURITIES	Principal		Value
Communication Services

Advertising – 0.3%
Advantage Sales & Marketing, Inc.,
6.500%, 11–15–28 (H)		$819	$852

Alternative Carriers – 0.1%
Front Range BidCo, Inc.,
4.000%, 3–1–27 (H)		215	211

Broadcasting – 0.5%
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8–15–27 (H)		822	827
7.750%, 4–15–28 (H)		225	222
Clear Channel Worldwide Holdings, Inc.,
9.250%, 2–15–24		309	321
Globo Comunicacoes e Participacoes S.A.,
4.875%, 1–22–30 (H)		200	202

			1,572

Cable & Satellite – 1.7%
Altice France Holding S.A.,
6.000%, 2–15–28 (E)(H)		1,081	1,065
CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8–15–30 (H)		451	460
4.250%, 2–1–31 (H)		100	100
4.500%, 5–1–32 (H)		226	229
CSC Holdings LLC:
5.500%, 5–15–26 (H)		300	309
5.375%, 2–1–28 (H)		186	196
5.750%, 1–15–30 (H)		202	213
4.125%, 12–1–30 (H)		100	99
3.375%, 2–15–31 (H)		85	80
DISH DBS Corp.:
7.750%, 7–1–26		498	549
7.375%, 7–1–28		96	101
Hughes Satellite Systems Corp.,
5.250%, 8–1–26		80	88
Intelsat Jackson Holdings S.A.,
9.500%, 9–30–22 (F)(H)		471	558
LCPR Senior Secured Financing Designated Activity Co.,
5.125%, 7–15–29 (H)		200	203
Ligado Networks LLC (15.500% Cash or 15.500% PIK),
15.500%, 11–1–23 (H)(K)		752	752
Ligado Networks LLC (17.500% Cash or 17.500% PIK),
17.500%, 5–1–24 (E)(H)(K)		53	43
VTR Comunicaciones S.p.A.,
4.375%, 4–15–29 (H)		346	347
Ziggo B.V.,
2.875%, 1–15–30 (H)(J)	EUR	170	200
Ziggo Secured Finance B.V.,
4.875%, 1–15–30 (H)		$69	71

			5,663

Integrated Telecommunication Services – 2.6%
Cablevision Lightpath LLC,
5.625%, 9–15–28 (H)		200	203

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
Colombia Telecomunicaciones S.A. E.S.P.,
4.950%, 7–17–30 (H)	$200	$210
Consolidated Communications, Inc.:
5.000%, 10–1–28 (H)	122	123
6.500%, 10–1–28 (H)	290	313
Frontier Communications Corp.:
10.500%, 9–15–22 (F)	342	234
7.125%, 1–15–23 (F)	292	189
7.625%, 4–15–24 (F)	84	55
6.875%, 1–15–25 (F)	1,085	702
11.000%, 9–15–25 (F)	1,537	1,051
7.875%, 1–15–27 (F)	14	9
5.875%, 10–15–27 (H)	849	900
5.000%, 5–1–28 (H)	312	318
6.750%, 5–1–29 (H)	174	183
9.000%, 8–15–31 (F)	41	27
7.450%, 7–1–35 (F)	20	13
Level 3 Financing, Inc.,
3.625%, 1–15–29 (H)	100	97
Northwest Fiber LLC,
10.750%, 6–1–28 (H)	168	190
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc.,
6.000%, 2–15–28 (H)	187	187
PT Tower Bersama Infrastructure Tbk,
4.250%, 1–21–25	200	210
West Corp.,
8.500%, 10–15–25 (H)	2,163	2,193
Windstream Escrow LLC,
7.750%, 8–15–28 (H)	1,009	1,028

		8,435

Interactive Home Entertainment – 0.0%
Playtika Holding Corp.,
4.250%, 3–15–29 (H)	97	96

Interactive Media & Services – 0.1%
Cars.com, Inc.,
6.375%, 11–1–28 (H)	270	282

Publishing – 0.1%
Lamar Media Corp.,
3.750%, 2–15–28	1	1
MDC Partners, Inc.,
7.500%, 5–1–24 (H)(L)	478	485

		486

Wireless Telecommunication Service – 1.3%
Digicel Group Ltd.,
8.750%, 5–25–24 (H)	195	201
Digicel Group Ltd. (5.000% Cash and 3.000% PIK),
8.000%, 4–1–25 (H)(K)	190	157
Digicel Group Ltd. (7.000% Cash or 7.000% PIK),
7.000%, 10–1–68 (E)(H)(K)	89	65
Digicel International Finance Ltd.:
8.750%, 5–25–24 (H)	1,251	1,290
8.000%, 12–31–26 (H)	182	176

2021	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Wireless Telecommunication Service (Continued)
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK),
13.000%, 12–31–25 (H)(K)		$103	$104
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK),
10.000%, 4–1–24 (K)		959	933
Digicel Ltd.,
6.750%, 3–1–23 (H)		800	732
Matterhorn Telecom S.A., 3.125%, 9–15–26 (E)(J)	EUR	200	233
Millicom International Cellular S.A.,
4.500%, 4–27–31 (H)		$200	208

			4,099

Total Communication Services – 6.7%			21,696
Consumer Discretionary

Apparel Retail – 0.2%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.),
8.750%, 7–15–25 (H)		339	374
L Brands, Inc.:
9.375%, 7–1–25 (H)		88	109
6.625%, 10–1–30 (H)		188	215

			698

Auto Parts & Equipment – 0.0%
Tenneco, Inc.,
7.875%, 1–15–29 (E)(H)		18	20

Automotive Retail – 0.7%
Asbury Automotive Group, Inc.:
4.500%, 3–1–28		345	353
4.750%, 3–1–30		346	357
Carvana Co.,
5.500%, 4–15–27 (H)		161	162
Group 1 Automotive, Inc.,
4.000%, 8–15–28 (H)		31	31
Ken Garff Automotive LLC,
4.875%, 9–15–28 (H)		94	94
Lithia Motors, Inc.:
5.250%, 8–1–25 (H)		85	87
4.625%, 12–15–27 (H)		196	204
4.375%, 1–15–31 (H)		420	436
Sonic Automotive, Inc.,
6.125%, 3–15–27		185	192
Turkiye Sise ve Cam Fabrikalari A.S.,
6.950%, 3–14–26 (H)		200	214

			2,130

Casinos & Gaming – 0.8%
Boyd Gaming Corp.,
4.750%, 12–1–27		324	330
Churchill Downs, Inc.:
5.500%, 4–1–27 (H)		159	166
4.750%, 1–15–28 (H)		57	59
Colt Merger Sub, Inc.:
6.250%, 7–1–25 (H)		387	413
8.125%, 7–1–27 (H)		644	710

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Casinos & Gaming (Continued)
Everi Payments, Inc.,
7.500%, 12–15–25 (H)		$400	$416
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (H)		114	109
Wynn Macau Ltd.,
5.500%, 10–1–27 (H)		409	427

			2,630

Department Stores – 0.2%
NMG Holding Co. and Nieman Marcus Group LLC,
7.125%, 4–1–26 (H)		90	92
Nordstrom, Inc.:
4.375%, 4–1–30 (E)		260	266
5.000%, 1–15–44		244	237

			595

Education Services – 0.3%
Adtalem Global Education, Inc.,
5.500%, 3–1–28 (H)		1,051	1,038

Home Furnishings – 0.1%
Tempur Sealy International, Inc.,
4.000%, 4–15–29 (H)		304	303

Homebuilding – 0.2%
K. Hovnanian Enterprises, Inc.,
10.500%, 2–15–26 (E)(H)		500	540

Hotels, Resorts & Cruise Lines – 0.7%
Boyne USA, Inc.,
7.250%, 5–1–25 (H)		251	261
Carnival Corp.:
11.500%, 4–1–23 (H)		211	242
10.500%, 2–1–26 (H)		44	52
7.625%, 3–1–26 (H)		91	98
9.875%, 8–1–27 (H)		190	223
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.),
6.125%, 9–15–25 (H)		326	346
NCL Corp. Ltd.:
12.250%, 5–15–24 (H)		349	423
10.250%, 2–1–26 (H)		232	272
5.875%, 3–15–26 (H)		90	91
POWDR Corp.,
6.000%, 8–1–25 (H)		96	101
Royal Caribbean Cruises Ltd.,
5.500%, 4–1–28 (H)		339	341

			2,450

Internet & Direct Marketing Retail – 0.5%
Arches Buyer, Inc.:
4.250%, 6–1–28 (H)		543	542
6.125%, 12–1–28 (H)		481	496
B2W Digital Lux S.a.r.l.,
4.375%, 12–20–30 (H)		400	391
Prosus N.V.,
2.031%, 8–3–32 (H)(J)	EUR	200	240

			1,669

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Leisure Facilities – 0.3%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4–15–27		$392	$402
6.500%, 10–1–28 (H)		149	160
Legends Hospitality Holding Co. LLC,
5.000%, 2–1–26 (H)		53	54
Live Nation Entertainment, Inc.,
4.750%, 10–15–27 (E)(H)		342	344
Six Flags Theme Parks, Inc.,
7.000%, 7–1–25 (H)		41	44

			1,004

Restaurants – 0.1%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
3.500%, 2–15–29 (H)		192	187

Specialized Consumer Services – 0.4%
Klesia Prevoyance,
5.375%, 12–8–26 (J)	EUR	200	256
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10–1–28 (H)		$283	298
5.875%, 10–1–30 (H)		236	256
Service Corp. International,
5.125%, 6–1–29		341	366

			1,176

Specialty Stores – 1.7%
Academy Ltd.,
6.000%, 11–15–27 (H)		457	481
Bed Bath & Beyond, Inc.,
5.165%, 8–1–44		176	160
Michaels Stores, Inc.:
8.000%, 7–15–27 (H)		217	240
4.750%, 10–1–27 (H)		94	102
Party City Holdings, Inc.,
8.750%, 2–15–26 (H)		411	423
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK),
10.000%, 8–15–26 (H)(K)		36	36
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps),
5.750%, 7–15–25 (H)(I)		65	60
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2–15–28 (H)		441	451
7.750%, 2–15–29 (H)		375	406
Staples, Inc.:
7.500%, 4–15–26 (H)		2,184	2,304
10.750%, 4–15–27 (H)		1,117	1,103

			5,766

Total Consumer Discretionary – 6.2%			20,206

10	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Consumer Staples

Food Distributors – 0.0%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.),
3.950%, 1–29–31 (H)		$200	$190

Packaged Foods & Meats – 0.4%
JBS USA Lux S.A. and JBS USA Finance, Inc.,
6.750%, 2–15–28 (H)		57	62
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4–15–29 (H)		57	64
5.500%, 1–15–30 (H)		203	225
Pilgrim’s Pride Corp.,
4.250%, 4–15–31 (H)		602	600
Post Holdings, Inc.,
4.500%, 9–15–31 (H)		177	175
Simmons Foods, Inc.,
4.625%, 3–1–29 (H)		176	178

			1,304

Personal Products – 0.1%
Douglas GmbH,
6.000%, 4–8–26 (H)(J)	EUR	243	279

Total Consumer Staples – 0.5%			1,773
Energy

Coal & Consumable Fuels – 0.1%
Minejesa Capital B.V.,
5.625%, 8–10–37		$200	209

Integrated Oil & Gas – 0.1%
Ecopetrol S.A.,
6.875%, 4–29–30		41	50
Gazprom PJSC,
3.897%, 1–26–69 (H)(J)	EUR	220	260

			310

Oil & Gas Drilling – 0.1%
KCA Deutag UK Finance plc,
9.875%, 12–1–25		$381	419
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (F)(H)(L)		1,400	126

			545

Oil & Gas Equipment & Services – 0.0%
Nine Energy Service, Inc.,
8.750%, 11–1–23 (H)		311	93

Oil & Gas Exploration & Production – 1.3%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11–1–26 (H)		214	214
8.250%, 12–31–28 (H)		18	19
Bellatrix Exploration Ltd.,
8.500%, 9–11–23 (F)		177	—

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Oil & Gas Exploration & Production (Continued)
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK),
9.500%, 12–15–23 (F)(K)		$193	$—
Chesapeake Escrow Issuer LLC:
5.500%, 2–1–26 (H)		176	183
5.875%, 2–1–29 (H)		132	140
Continental Resources, Inc.,
5.750%, 1–15–31 (H)		182	206
Crownrock L.P.,
5.625%, 10–15–25 (H)		986	1,006
Endeavor Energy Resources L.P.,
5.500%, 1–30–26 (H)		438	454
Endeavor Energy Resources L.P. and EER Finance, Inc.,
6.625%, 7–15–25 (H)		237	253
Laredo Petroleum, Inc.:
9.500%, 1–15–25		660	635
10.125%, 1–15–28 (E)		440	422
Moss Creek Resources Holdings, Inc.,
7.500%, 1–15–26 (H)		511	411
Murphy Oil Corp.,
6.375%, 7–15–28		70	70
Range Resources Corp.,
8.250%, 1–15–29 (H)		18	19
Vine Energy Holdings LLC,
6.750%, 4–15–29		341	341

			4,373

Oil & Gas Refining & Marketing – 1.0%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10–1–24 (E)		163	139
9.000%, 4–1–25 (H)		35	35
6.375%, 7–1–26		154	122
Comstock Escrow Corp.,
9.750%, 8–15–26		1,293	1,406
Comstock Resources, Inc.,
6.750%, 3–1–29 (H)		263	270
CVR Energy, Inc.,
5.250%, 2–15–25 (H)		175	171
EG Global Finance plc:
4.375%, 2–7–25 (H)(J)	EUR	169	193
6.250%, 10–30–25 (H)(J)		107	128
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp.:
5.375%, 4–1–26 (H)		$121	120
5.875%, 4–1–29 (H)		71	70
PBF Holding Co. LLC,
9.250%, 5–15–25 (H)		614	627

			3,281

Oil & Gas Storage & Transportation – 0.0%
Crestwood Midstream Partners L.P.:
5.750%, 4–1–25 (E)		88	89
6.000%, 2–1–29 (H)		36	35

			124

Total Energy – 2.6%			8,935

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Financials

Diversified Banks – 0.3%
Banco Santander (Mexico) S.A.,
5.950%, 10–1–28 (E)(H)		$200	$216
BBVA Bancomer S.A.:
5.875%, 9–13–34		400	435
First Abu Dhabi Bank PJSC,
4.500%, 4–5–69		200	211
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1–31–28 (H)		162	175
4.750%, 1–15–30 (H)		76	79

			1,116

Financial Exchanges & Data – 0.0%
MSCI, Inc.,
3.875%, 2–15–31 (H)		71	73

Insurance Brokers – 0.9%
Ardonagh Midco 2 plc,
11.500%, 1–15–27 (H)		870	931
NFP Corp.,
6.875%, 8–15–28 (H)		1,896	1,967

			2,898

Investment Banking & Brokerage – 0.2%
INTL FCStone, Inc.,
8.625%, 6–15–25 (H)		499	527
LPL Holdings, Inc.,
4.000%, 3–15–29 (H)		147	148

			675

Life & Health Insurance – 0.1%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc.,
4.250%, 10–15–27 (H)		288	288

Multi-Line Insurance – 0.2%
ASR Nederland N.V.,
5.125%, 9–29–45 (J)	EUR	100	139
Humanis Prevoyance,
5.750%, 10–22–25 (J)		300	393

			532

Property & Casualty Insurance – 0.2%
Amwins Group, Inc.,
7.750%, 7–1–26 (H)		$196	210
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK),
7.625%, 10–15–25 (H)(K)		456	489

			699

Specialized Finance – 1.0%
BCPE Cycle Merger Sub II, Inc.,
10.625%, 7–15–27 (H)		809	890
Bellis Acquisition Co. plc,
3.250%, 2–16–26 (H)(J)	GBP	100	138

2021	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialized Finance (Continued)
Compass Group Diversified Holdings LLC,
5.250%, 4–15–29 (H)		$700	$734
Galaxy Bidco Ltd.,
6.500%, 7–31–26 (J)	GBP	100	146
JSM Global S.a.r.l.,
4.750%, 10–20–30 (H)		$200	200
NBK Tier 1 Financing (2) Ltd.,
4.500%, 5–27–68 (H)		300	312
NBK Tier 1 Financing Ltd.,
3.625%, 8–24–69 (H)		200	198
Real Hero Merger Sub 2, Inc.,
6.250%, 2–1–29 (H)		73	75
Rede D’Or Finance S.a.r.l.,
4.500%, 1–22–30 (H)		400	393
Techem Verwaltungsgesellschaft 674 mbH,
2.000%, 7–15–25 (J)	EUR	150	174
VMED O2 UK Financing I plc:
3.250%, 1–31–31 (H)(J)		200	236
4.250%, 1–31–31 (H)		$95	92

			3,588

Thrifts & Mortgage Finance – 0.2%
Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (H)		786	784

Total Financials – 3.1%			10,653
Health Care

Health Care Equipment – 0.1%
Hologic, Inc.,
3.250%, 2–15–29 (H)		203	201
Teleflex, Inc.,
4.250%, 6–1–28 (H)		95	98

			299

Health Care Facilities – 0.7%
Community Health Systems, Inc.,
6.875%, 4–15–29 (H)		75	79
Encompass Health Corp.:
4.750%, 2–1–30		57	58
4.625%, 4–1–31		133	138
Providence Service Corp. (The),
5.875%, 11–15–25 (H)		275	289
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12–1–26 (H)		689	746
Surgery Center Holdings, Inc.,
10.000%, 4–15–27 (H)		1,005	1,108

			2,418

Health Care Services – 0.2%
Heartland Dental LLC,
8.500%, 5–1–26 (H)		789	819
IQVIA, Inc.,
5.000%, 5–15–27 (H)		95	100

			919

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Life Sciences Tools & Services – 0.1%
Charles River Laboratories International, Inc.:
4.250%, 5–1–28 (H)		$95	$98
3.750%, 3–15–29 (H)		60	60
4.000%, 3–15–31 (E)(H)		55	56

			214

Managed Health Care – 0.0%
Molina Healthcare, Inc.,
3.875%, 11–15–30 (H)		59	60

Pharmaceuticals – 0.4%
Advanz Pharma Corp.,
8.000%, 9–6–24		72	74
Nidda Healthcare Holding AG:
3.500%, 9–30–24 (J)	EUR	300	352
P&L Development LLC and PLD Finance Corp.,
7.750%, 11–15–25 (H)		$457	489
Par Pharmaceutical, Inc.,
7.500%, 4–1–27 (H)		454	481
Syneos Health, Inc.,
3.625%, 1–15–29 (H)		36	35

			1,431

Total Health Care – 1.5%			5,341
Industrials

Aerospace & Defense – 1.3%
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.375%, 6–15–26		202	209
7.500%, 3–15–27		408	434
5.500%, 11–15–27		1,051	1,088
4.625%, 1–15–29 (H)		177	175
Triumph Group, Inc.,
8.875%, 6–1–24 (H)		38	43
Wolverine Escrow LLC:
8.500%, 11–15–24 (H)		956	953
9.000%, 11–15–26 (H)		1,438	1,437
13.125%, 11–15–27 (H)		128	110

			4,449

Airlines – 0.1%
Mileage Plus Holdings LLC,
6.500%, 6–20–27 (H)		227	249

Building Products – 0.3%
ABC Supply Co., Inc.,
4.000%, 1–15–28 (H)		95	95
CP Atlas Buyer, Inc.,
7.000%, 12–1–28 (H)		130	137
LBM Acquisition LLC,
6.250%, 1–15–29 (H)		129	133
Park River Holdings, Inc.,
5.625%, 2–1–29 (H)		189	183
Standard Industries, Inc.:
2.250%, 11–21–26 (H)(J)	EUR	100	119
4.750%, 1–15–28 (H)		$38	40
4.375%, 7–15–30 (H)		40	40

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Building Products (Continued)
3.375%, 1–15–31 (H)	$166	$157

		904

Diversified Support Services – 0.3%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (H)	665	599
Nesco Holdings II, Inc.,
5.500%, 4–15–29 (H)	519	532

		1,131

Electrical Components & Equipment – 0.0%
Sensata Technologies, Inc.,
4.375%, 2–15–30 (H)	48	50

Environmental & Facilities Services – 0.1%
Clean Harbors, Inc.,
5.125%, 7–15–29 (H)	62	66
GFL Environmental, Inc.:
3.750%, 8–1–25 (H)	196	199
5.125%, 12–15–26 (H)	78	82
3.500%, 9–1–28 (H)	137	133

		480

Heavy Electrical Equipment – 0.0%
BWX Technologies, Inc.,
4.125%, 4–15–29 (H)	134	136

Highways & Railtracks – 0.1%
ENA Master Trust,
4.000%, 5–19–48 (H)	200	203

Marine Ports & Services – 0.3%
Adani International Container Terminal Ltd.,
3.000%, 2–16–31 (H)	200	191
DP World plc,
4.700%, 9–30–49	200	209
International Container Terminal Services, Inc.,
4.750%, 6–17–30	200	222
Mersin Uluslararasi Liman Isletmeciligi A.S.,
5.375%, 11–15–24 (H)	200	208

		830

Railroads – 0.1%
Lima Metro Line 2 Finance Ltd.,
5.875%, 7–5–34 (H)	104	122
Rumo Luxembourg S.a.r.l.,
5.250%, 1–10–28 (H)	200	210

		332

Security & Alarm Services – 0.3%
APX Group, Inc. (GTD by APX Group Holdings, Inc.),
7.625%, 9–1–23	272	281
Garda World Security Corp. (GTD by GW Intermediate Corp.),
4.625%, 2–15–27 (H)	345	345

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Security & Alarm Services (Continued)
Prime Security Services Borrower LLC and Prime Finance, Inc.,
6.250%, 1–15–28 (H)		$330	$343

			969

Trading Companies & Distributors – 0.0%
Beacon Roofing Supply, Inc.,
4.500%, 11–15–26 (H)		163	167

Total Industrials – 2.9%			9,900
Information Technology

Application Software – 0.4%
Gartner, Inc.:
4.500%, 7–1–28 (H)		57	59
3.750%, 10–1–30 (H)		76	75
J2 Global, Inc.,
4.625%, 10–15–30 (H)		111	112
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12–31–26 (H)		270	270
7.000%, 12–31–27 (H)		669	641
Open Text Corp. and Open Text Holdings, Inc.,
4.125%, 2–15–30 (H)		46	47
SS&C Technologies Holdings, Inc.,
5.500%, 9–30–27 (H)		120	128

			1,332

Data Processing & Outsourced Services – 0.0%
Shift4 Payments LLC and Shift4 Payments Finance Sub, Inc.,
4.625%, 11–1–26 (H)		38	40

Electronic Equipment & Instruments – 0.7%
Itron, Inc.,
5.000%, 1–15–26 (H)		374	383
NCR Corp.:
5.750%, 9–1–27 (H)		113	120
5.000%, 10–1–28 (H)		318	321
5.125%, 4–15–29 (H)		928	935
6.125%, 9–1–29 (H)		144	153
5.250%, 10–1–30 (H)		106	107
Paymentsense Ltd.,
8.000%, 10–15–25 (H)(J)	GBP	100	150
Verisure Holding AB (3-Month EURIBOR plus 500 bps):
5.000%, 4–15–25 (I)(J)	EUR	300	358

			2,527

IT Consulting & Other Services – 0.2%
Booz Allen Hamilton, Inc.,
3.875%, 9–1–28 (H)		$136	137
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4–15–25 (H)		103	123
7.375%, 9–1–25 (H)		42	46
Science Applications International Corp.,
4.875%, 4–1–28 (H)		464	480

			786

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Semiconductors – 0.0%
Entegris, Inc.,
4.375%, 4–15–28 (H)		$65	$67
Qorvo, Inc.,
3.375%, 4–1–31 (H)		82	80

			147

Technology Hardware, Storage & Peripherals – 0.1%
Brightstar Escrow Corp.,
9.750%, 10–15–25 (H)		252	273

Total Information Technology – 1.4%			5,105
Materials

Aluminum – 0.0%
Novelis Corp. (GTD by Novelis, Inc.),
4.750%, 1–30–30 (H)		58	60

Commodity Chemicals – 0.4%
LSF9 Atlantis Holdings LLC and Victra Finance Corp.,
7.750%, 2–15–26 (H)		440	450
NOVA Chemicals Corp.:
4.875%, 6–1–24 (H)		508	531
5.250%, 6–1–27 (H)		266	279
Trinseo Materials Operating SCA,
5.125%, 4–1–29 (H)		83	86

			1,346

Diversified Metals & Mining – 0.0%
Arconic Corp.,
6.000%, 5–15–25 (H)		95	102

Gold – 0.1%
AngloGold Ashanti Holdings plc,
6.500%, 4–15–40		120	144

Metal & Glass Containers – 0.2%
ARD Finance S.A. (6.500% Cash or 7.250% PIK),
6.500%, 6–30–27 (H)(K)		320	336
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
5.250%, 4–30–25 (H)		57	60
2.125%, 8–15–26 (H)(J)	EUR	150	175
4.125%, 8–15–26 (H)		$84	86
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1–15–23		24	25
Crown Americas LLC and Crown Americas Capital Corp. V,
4.250%, 9–30–26		119	127

			809

Paper Packaging – 0.0%
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC),
3.500%, 3–15–28 (H)		95	94

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Specialty Chemicals – 0.1%
INEOS Quattro Finance 2 plc,
2.500%, 1–15–26 (H)(J)	EUR	100	$117
Ingevity Corp.,
3.875%, 11–1–28 (H)		$35	34
Valvoline, Inc.,
4.250%, 2–15–30 (H)		57	58

			209

Total Materials – 0.8%			2,764
Real Estate

Hotel & Resort REITs – 0.1%
Hilton Domestic Operating Co., Inc.:
5.750%, 5–1–28 (H)		183	197
3.750%, 5–1–29 (H)		139	138
3.625%, 2–15–32 (H)		126	122

			457

Real Estate Development – 0.1%
Country Garden Holdings Co. Ltd.,
4.800%, 8–6–30		200	211
Logan Group Co. Ltd.,
5.750%, 1–14–25		200	210
Times China Holdings Ltd.,
6.200%, 3–22–26		200	203

			624

Specialized REITs – 0.0%
SBA Communications Corp.,
3.875%, 2–15–27		38	39
VICI Properties L.P. and VICI Note Co., Inc.,
4.125%, 8–15–30 (H)		84	85

			124

Total Real Estate – 0.2%			1,205
Utilities

Electric Utilities – 0.2%
Adani Transmission Ltd.,
4.250%, 5–21–36		193	199
Comision Federal de Electricidad,
3.348%, 2–9–31 (H)		200	192
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.500%, 9–15–27 (H)		57	61

			452

Renewable Electricity – 0.3%
Clearway Energy Operating LLC:
4.750%, 3–15–28 (H)		48	50
3.750%, 2–15–31 (H)		52	50
EnfraGen Energia Sur S.A.U.,
5.375%, 12–30–30 (H)		300	295

2021	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Renewable Electricity (Continued)
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4–15–25 (H)	$372	$392
3.750%, 9–15–30 (H)	193	186

		973

Total Utilities – 0.5%		1,425

TOTAL CORPORATE DEBT SECURITIES – 26.4%		$89,003
(Cost: $88,224)

MORTGAGE–BACKED SECURITIES

Other Mortgage-Backed Securities – 1.5%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps),
6.241%, 10–15–27 (H)(I)	700	660
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps),
4.206%, 4–15–35 (H)(I)	600	492
Diameter Credit Funding II Ltd., Series 2019-2A, Class A,
3.940%, 1–25–38 (H)	1,000	1,010
Diameter Credit Funding II Ltd., Series 2019-2A, Class B,
4.540%, 1–25–38 (H)	500	505
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps),
3.741%, 4–15–33 (H)(I)	250	249
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps),
2.959%, 2–25–23 (H)(I)	2,100	2,097

		5,013

TOTAL MORTGAGE–BACKED SECURITIES – 1.5%		$5,013
(Cost: $5,149)

OTHER GOVERNMENT SECURITIES (M)

Brazil – 0.1%
Federative Republic of Brazil,
3.875%, 6–12–30	200	194

Dominican Republic – 0.1%
Dominican Republic Government Bond,
4.875%, 9–23–32 (H)	200	204

TOTAL OTHER GOVERNMENT SECURITIES – 0.2%		$398
(Cost: $411)

LOANS (I)	Principal		Value
Communication Services

Advertising – 0.2%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps),
5.469%, 10–28–27		$811	$809

Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps),
3.712%, 8–21–26		970	931

Cable & Satellite – 0.7%
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps),
8.000%, 11–27–23 (F)		1,013	1,028
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps),
6.500%, 7–13–21		444	449
Radiate Holdco LLC (1-Month ICE LIBOR plus 350 bps),
4.250%, 9–25–26		249	249
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps),
2.500%, 4–30–29 (J)	EUR	500	584

			2,310

Integrated Telecommunication Services – 0.9%
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps),
5.750%, 10–2–27		$446	445
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps),
3.250%, 5–15–26 (J)	EUR	153	179
Frontier Communications Corp. (ICE LIBOR plus 475 bps),
5.750%, 10–8–21		$250	249
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps),
2.250%, 4–30–29 (J)	EUR	250	292
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.000%, 10–10–24		$1,684	1,629
Windstream Services LLC (ICE LIBOR plus 625 bps),
7.250%, 9–21–27		180	179

			2,973

Interactive Home Entertainment – 0.1%
Playtika Holding Corp. (ICE LIBOR plus 275 bps),
2.859%, 3–11–28		250	248

Wireless Telecommunication Service – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps),
3.510%, 5–27–24		427	406

Total Communication Services – 2.3%			7,677

LOANS (I) (Continued)	Principal		Value
Consumer Discretionary

Apparel Retail – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps),
3.250%, 3–31–27 (J)	EUR	250	$290

Auto Parts & Equipment – 0.1%
Truck Hero, Inc. (1-Month ICE LIBOR plus 375 bps),
4.500%, 2–24–28		$250	249

Automotive Retail – 0.0%
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps),
7.500%, 12–22–25		72	73

Casinos & Gaming – 0.4%
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps),
4.609%, 7–20–25		249	249
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
5.363%, 11–9–21		800	794
New Cotai LLC (14.000% Cash or 14.000% PIK),
14.000%, 9–10–25 (K)		89	91
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps),
3.750%, 10–19–23		83	83

			1,217

Homefurnishing Retail – 0.1%
Empire Today LLC,
0.000%, 3–24–28 (C)(N)		250	249
Ensemble RCM LLC (ICE LIBOR plus 375 bps),
3.962%, 8–1–26		249	248

			497

Hotels, Resorts & Cruise Lines – 0.1%
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps),
6.119%, 12–9–21 (F)		878	44
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
5.113%, 8–9–21		150	150
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps),
6.250%, 6–8–25		195	194

			388

Internet & Direct Marketing Retail – 0.1%
CNT Holdings I Corp. (ICE LIBOR plus 375 bps),
4.500%, 11–8–27		229	228
CNT Holdings I Corp. (ICE LIBOR plus 675 bps),
7.500%, 11–6–28 (C)		243	245

			473

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

LOANS (I) (Continued)	Principal	Value
Leisure Facilities – 0.2%
United PF Holdings LLC (ICE LIBOR plus 400 bps),
4.203%, 12–30–26	$633	$610
United PF Holdings LLC (ICE LIBOR plus 850 bps),
9.500%, 11–12–26 (C)	135	136

		746

Leisure Products – 0.1%
GT Polaris, Inc. (ICE LIBOR plus 400 bps),
5.000%, 9–24–27	249	249
Hayward Industries, Inc. (ICE LIBOR plus 375 bps),
4.500%, 8–4–26	214	214

		463

Restaurants – 0.0%
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps),
7.250%, 12–28–28	153	154

Specialized Consumer Services – 0.2%
Asurion LLC (ICE LIBOR plus 325 bps),
3.359%, 8–3–27	250	248
Asurion LLC (ICE LIBOR plus 525 bps),
5.359%, 2–3–28	412	419

		667

Specialty Stores – 0.9%
Bass Pro Group LLC (ICE LIBOR plus 425 bps),
5.000%, 3–5–28	82	82
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.000%, 10–16–23	981	977
PetSmart, Inc. (ICE LIBOR plus 375 bps),
4.250%, 2–12–28	905	903
Staples, Inc. (ICE LIBOR plus 500 bps),
5.205%, 4–12–26	915	891
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps),
8.000%, 12–21–28	68	69
Woof Holdings LLC (ICE LIBOR plus 375 bps),
4.500%, 12–21–27	111	110

		3,032

Textiles – 0.2%
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps),
4.359%, 6–15–25	686	682

Total Consumer Discretionary – 2.5%		8,931

LOANS (I) (Continued)	Principal		Value
Consumer Staples

Personal Products – 0.0%
Douglas GmbH,
0.000%, 4–8–26 (J)(N)	EUR	111	$129

Soft Drinks – 0.2%
Refresco Holding B.V. (ICE LIBOR plus 400 bps),
4.059%, 3–28–25 (J)	GBP	500	686

Total Consumer Staples – 0.2%			815
Energy

Coal & Consumable Fuels – 0.2%
Foresight Energy LLC (ICE LIBOR plus 800 bps),
9.500%, 6–29–27		$261	321
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
9.250%, 3–15–22		67	66
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK),
15.000%, 3–15–29 (K)		573	294

			681

Oil & Gas Equipment & Services – 0.1%
McDermott Technology Americas, Inc. (1.115% Cash or 1.115% PIK),
1.115%, 6–30–25 (K)		234	127

Oil & Gas Exploration & Production – 0.0%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps),
10.000%, 11–1–25		82	91

Oil & Gas Refining & Marketing – 0.1%
EG America LLC,
0.000%, 3–12–26 (N)		250	247

Oil & Gas Storage & Transportation – 0.2%
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps),
5.260%, 3–1–26		896	650

Total Energy – 0.6%			1,796
Financials

Asset Management & Custody Banks – 0.2%
Edelman Financial Holdings II, Inc.,
0.000%, 7–20–26 (N)		90	90
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps),
6.860%, 7–20–26		689	687

			777

Insurance Brokers – 0.2%
Navacord Corp.:
0.000%, 3–16–28 (C)(J)(N)	CAD	684	546
0.000%, 3–16–29 (C)(J)(N)		310	247

			793

LOANS (I) (Continued)	Principal		Value
Investment Banking & Brokerage – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps),
5.000%, 11–21–24		$273	$273

Multi-Sector Holdings – 0.1%
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps),
4.500%, 12–11–26 (J)	EUR	250	294

Other Diversified Financial Services – 0.2%
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps),
5.000%, 12–3–26		$646	645

Property & Casualty Insurance – 0.3%
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps),
4.609%, 2–28–25		1,008	994

Specialized Finance – 0.7%
Bellis Acquisition Co. plc,
0.000%, 12–31–26 (J)(N)	EUR	500	585
Endo Luxembourg Finance Co. I S.a.r.l.,
0.000%, 3–25–28 (N)		$250	247
Gulf Finance LLC (ICE LIBOR plus 525 bps),
6.250%, 8–25–23		886	732
Lealand Finance Co. B.V.,
0.000%, 6–30–24 (C)(N)		4	3
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps),
3.115%, 6–30–24 (C)		12	10
Sunshine Luxembourg VII S.a.r.l.,
0.000%, 10–2–26 (N)		250	249
Winterfell Financing S.a.r.l.,
0.000%, 2–19–28 (J)(N)	EUR	250	291

			2,117

Total Financials – 1.8%			5,893
Health Care

Health Care Facilities – 0.1%
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps),
4.250%, 8–31–24		$152	151
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps),
9.000%, 8–31–24		49	49

			200

Health Care Services – 1.3%
Bio Lam LCD SELAS (3-Month EURIBOR plus 350 bps),
3.500%, 2–9–28 (J)	EUR	250	291
CCRR Parent, Inc. (ICE LIBOR plus 425 bps),
5.000%, 3–5–28 (C)		$250	250
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps),
5.299%, 4–4–25 (J)	GBP	500	680

2021	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

LOANS (I) (Continued)	Principal		Value
Health Care Services (Continued)
Heartland Dental LLC (ICE LIBOR plus 375 bps),
3.609%, 4–30–25		$1,087	$1,068
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3–9–25 (C)		164	161
4.507%, 3–17–25 (C)		42	42
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps),
5.125%, 6–26–26		1,241	1,233
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps),
3.000%, 7–9–26 (J)	EUR	250	293
Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps),
5.250%, 1–15–28		$250	250

			4,268

Health Care Technology – 0.2%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
5.250%, 10–20–23		335	334
Verscend Holding Corp.,
0.000%, 8–27–25 (N)		250	250

			584

Pharmaceuticals – 0.2%
Concordia International Corp. (ICE LIBOR plus 550 bps),
6.500%, 9–6–24		228	228
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps),
3.500%, 8–21–26 (J)		EUR 250	291

			519

Total Health Care – 1.8%			5,571
Industrials

Aerospace & Defense – 0.2%
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps),
4.203%, 10–31–26		$196	195
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
5.750%, 9–8–23 (C)		334	281

			476

Airlines – 0.0%
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps),
6.250%, 6–20–27		177	187

Building Products – 0.3%
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps),
4.250%, 11–23–27		565	561
Park River Holdings, Inc. (1-Month ICE LIBOR plus 325 bps),
4.000%, 12–28–27		380	377

			938

LOANS (I) (Continued)	Principal	Value
Construction & Engineering – 0.2%
Pike Corp. (1-Month ICE LIBOR plus 300 bps),
3.130%, 1–21–28	$250	$249
WaterBridge Midstream Operating LLC,
0.000%, 6–21–26 (N)	52	49
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps),
6.750%, 6–21–26	193	183

		481

Diversified Support Services – 0.1%
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps),
4.750%, 11–2–27	249	249

Industrial Conglomerates – 0.6%
PAE Holding Corp. (ICE LIBOR plus 450 bps),
5.250%, 10–19–27	2,073	2,071

Industrial Machinery – 0.3%
Form Technologies LLC,
0.000%, 7–22–25 (N)	552	549
Form Technologies LLC (ICE LIBOR plus 475 bps),
5.750%, 7–22–25	566	562

		1,111

Research & Consulting Services – 0.3%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps),
5.250%, 3–17–28 (C)	344	341
Ankura Consulting Group LLC (ICE LIBOR plus 800 bps),
8.750%, 3–17–29 (C)	46	46
APCO Holdings, Inc. (ICE LIBOR plus 550 bps),
5.620%, 6–8–25	155	151
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps),
4.109%, 5–1–25	357	357

		895

Security & Alarm Services – 0.0%
Garda World Security Corp. (ICE LIBOR plus 425 bps),
4.370%, 10–30–26	164	164

Total Industrials – 2.0%		6,572
Information Technology

Application Software – 1.2%
Applied Systems, Inc. (ICE LIBOR plus 550 bps),
6.250%, 9–19–25	466	468
Greeneden U.S. Holdings II LLC (3-Month EURIBOR plus 425 bps),
4.250%, 12–1–27 (J)	EUR500	587
Riverbed Technology, Inc. (1-Month ICE LIBOR plus 600 bps),
7.000%, 12–31–25	$1,028	986

LOANS (I) (Continued)	Principal	Value
Application Software (Continued)
Riverbed Technology, Inc. (7.500% Cash or 4.500% PIK),
7.500%, 12–31–26 (K)	$2,201	$1,753
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps),
7.500%, 5–3–27	102	104

		3,898

Communications Equipment – 0.4%
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps),
4.603%, 11–30–25	968	848
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps),
8.853%, 11–30–26	470	230

		1,078

Data Processing & Outsourced Services – 0.8%
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps),
5.000%, 6–29–27	344	344
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps),
7.750%, 12–2–28	390	398
CommerceHub, Inc. (ICE LIBOR plus 400 bps),
4.750%, 12–2–27	367	367
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps),
8.250%, 5–1–25	570	564
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps),
4.000%, 5–1–24	789	755
Output Services Group, Inc. (ICE LIBOR plus 425 bps),
5.500%, 3–27–24 (C)	243	201

		2,629

Electronic Equipment & Instruments – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps),
3.500%, 7–14–26 (J)	EUR 500	584

Internet Services & Infrastructure – 0.3%
E2open LLC (1-Month ICE LIBOR plus 350 bps),
4.000%, 2–4–28	$250	250
Endure Digital, Inc. (1-Month ICE LIBOR plus 350 bps),
4.250%, 2–10–28	250	247
Informatica LLC,
7.125%, 2–25–25	642	655

		1,152

IT Consulting & Other Services – 0.6%
Gainwell Acquisition Corp.,
0.000%, 10–1–27 (N)	548	545
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps),
4.750%, 10–1–27	917	912

16	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

LOANS (I) (Continued)	Principal	Value
IT Consulting & Other Services (Continued)
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps),
4.750%, 12–1–27	$93	$92
Ivanti Software, Inc. (1-Month ICE LIBOR plus 475 bps),
5.750%, 12–1–27	208	209

		1,758

Systems Software – 0.3%
DCert Buyer, Inc. (ICE LIBOR plus 400 bps),
4.109%, 10–16–26	648	647
Peraton Corp.,
0.000%, 2–1–28 (N)	159	159
Peraton Corp. (1-Month ICE LIBOR plus 375 bps),
4.500%, 2–1–28	91	91
Peraton Corp. (1-Month ICE LIBOR plus 775 bps),
0.000%, 2–1–29 (C)(N)	133	135

		1,032

Technology Hardware, Storage & Peripherals – 0.1%
Delta Topco, Inc. (ICE LIBOR plus 375 bps),
4.500%, 12–1–27	250	250

Total Information Technology – 3.9%		12,381
Materials

Construction Materials – 0.4%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
6.250%, 4–5–24	168	155
Hillman Group, Inc. (The),
0.000%, 2–24–28 (N)	250	248
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps),
4.109%, 5–31–25	938	937

		1,340

LOANS (I) (Continued)	Principal	Value
Diversified Chemicals – 0.1%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps),
4.750%, 11–24–27	$250	$249

Metal & Glass Containers – 0.1%
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps),
4.750%, 11–5–27	319	318

Specialty Chemicals – 0.3%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
4.453%, 7–28–24	340	333
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps),
4.453%, 7–28–24	2	2
INEOS 226 Ltd. (3-Month EURIBOR plus 275 bps),
2.750%, 1–29–26 (J)	EUR 500	581
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps),
4.500%, 12–29–27	$89	89
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps),
8.001%, 12–29–28	57	58

		1,063

Total Materials – 0.9%		2,970
Real Estate

Retail REITs – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
7.000%, 1–1–22	812	820

Total Real Estate – 0.3%		820

LOANS (I) (Continued)	Principal	Value
Utilities

Water Utilities – 0.0%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps),
5.000%, 3–17–28	$250	$249

Total Utilities – 0.0%		249

TOTAL LOANS – 16.3%		$53,675
(Cost: $55,064)

SHORT-TERM SECURITIES	Shares
Money Market Funds (P) – 3.0%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.010% (O)	1,398	1,398
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%	8,637	8,637

		10,035

TOTAL SHORT-TERM SECURITIES – 3.0%		$10,035
(Cost: $10,035)

TOTAL INVESTMENT SECURITIES – 100.5%		$333,290
(Cost: $298,392)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.5)%		(1,725)

NET ASSETS – 100.0%		$331,565

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Listed on an exchange outside the United States.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	Restricted securities. At March 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
EP Energy Corp.	10–6–20	4	$68	$263
Foresight Energy L.P.	6–30–20–9–8–20	31	611	475
New Cotai Participation Corp., Class B	9–29–20	318	2,791	1,171
Pinnacle Agriculture Enterprises LLC	7–17–20	1	106	—
Studio City International Holdings Ltd. ADR	8–5–20	15	227	193
Targa Resources Corp., 9.500%	10–24–17	1	1,415	1,340

			$5,218	$3,442

2021	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The total value of these securities represented 1.0% of net assets at March 31, 2021.

(E)	All or a portion of securities with an aggregate value of $6,071 are on loan.

(F)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(G)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(H)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $83,465 or 25.2% of net assets.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD - Canadian Dollar, EUR - Euro and GBP - British Pound).

(K)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(L)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(M)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(N)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(O)	Investment made with cash collateral received from securities on loan.

(P)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following forward foreign currency contracts were outstanding at March 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,430	U.S. Dollar	1,964	6–30–21	JPMorgan Securities LLC	$—	$8
Euro	3,100	U.S. Dollar	3,656	6–30–21	JPMorgan Securities LLC	13	—
Euro	5,072	U.S. Dollar	6,571	9–30–21	JPMorgan Securities LLC	600	—
Canadian Dollar	978	U.S. Dollar	784	6–21–21	Morgan Stanley International	6	—

						$619	$8

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$3,442	$—	$—
Consumer Discretionary	4,577	—	1,197
Consumer Staples	12,867	—	—
Energy	8,429	288	973
Financials	32,332	—	—
Health Care	15,362	—	—
Industrials	16,810	—	—
Information Technology	15,324	—	—
Materials	5,827	—	—
Real Estate	31,930	—	—
Utilities	14,005	—	—
Total Common Stocks	$160,905	$288	$2,170

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Level 1	Level 2	Level 3
Preferred Stocks	$3,664	$1,350	$—
Warrants	5	—	—
Asset-Backed Securities	—	6,784	—
Corporate Debt Securities	—	89,003	—
Mortgage-Backed Securities	—	5,013	—
Other Government Securities	—	398	—
Loans	—	50,782	2,893
Short-Term Securities	10,035	—	—
Total	$174,609	$153,618	$5,063
Forward Foreign Currency Contracts	$—	$619	$—

Liabilities
Forward Foreign Currency Contracts	$—	$8	$—

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-20	$2,029	$3,247
Net realized gain (loss)	—	29
Net change in unrealized appreciation (depreciation)	(261)	211
Purchases	—	2,973
Sales	—	(2,916)
Amortization/Accretion of premium/discount	—	3
Transfers into Level 3 during the period	402	175
Transfers out of Level 3 during the period	—	(829)

Ending Balance 3-31-21	$2,170	$2,893

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-21	$(262)	$80

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$26	Market approach	Adjusted EBITDA multiple	8.23x
	475	Market approach	Illiquidity discount	30.00%
	498	Market approach	Broker quote	N/A
	1,171	Market approach	Market premium	20.00%

Loans	2,893	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in kind

REIT = Real Estate Investment Trust

2021	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY APOLLO MULTI-ASSET INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

Country Diversification
(as a % of net assets)
United States	55.7%
Germany	6.4%
United Kingdom	5.6%
France	4.5%
Japan	3.4%
Canada	2.3%
Luxembourg	2.0%
Taiwan	1.9%
South Korea	1.7%
Cayman Islands	1.6%
Switzerland	1.5%
Hong Kong	1.4%
Italy	1.1%
Singapore	1.1%
Ireland	1.0%
Other Countries	6.3%
Other+	2.5%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

20	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY APOLLO STRATEGIC INCOME FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	1.7%
Consumer Discretionary	0.8%
Energy	0.9%
Consumer Staples	0.0%
Real Estate	0.0%
Warrants	0.0%
Bonds	96.0%
Corporate Debt Securities	59.6%
Loans	20.1%
United States Government and Government Agency Obligations	7.3%
Other Government Securities	5.5%
Asset-Backed Securities	2.0%
Mortgage-Backed Securities	1.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.3%

Quality Weightings

Investment Grade	37.9%
AAA	1.7%
AA	6.9%
A	7.0%
BBB	22.3%
Non-Investment Grade	58.1%
BB	11.8%
B	27.9%
CCC	14.6%
Below CCC	0.8%
Non-rated	3.0%
Liabilities (Net of Cash and Other Assets), Cash Equivalents+ and Equities	4.0%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

North America	62.9%
United States	57.3%
Mexico	3.5%
Other North America	2.1%
Europe	12.6%
United Kingdom	3.6%
Other Europe	9.0%
Pacific Basin	7.7%
South America	6.5%
Bahamas/Caribbean	5.6%
Middle East	1.6%
Africa	0.7%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	2.3%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Canada

Energy – 0.0%
Bellatrix Exploration Ltd. (A)(B)(C)	98		$—	*

Total Canada – 0.0%			$—	*
Germany

Real Estate – 0.0%
Adler Group S.A. (D)	—		—

Total Germany – 0.0%			$—
Hong Kong

Consumer Discretionary – 0.2%
Studio City International Holdings Ltd. ADR (B)	65		863

Total Hong Kong – 0.2%			$863
United States

Consumer Discretionary – 0.6%
Laureate Education, Inc., Class A (B)	20		268
New Cotai Participation Corp., Class B (B)(C)(E)	414		1,525
True Religion Apparel, Inc. (B)(C)	—	*	29

			1,822

Consumer Staples – 0.0%
Pinnacle Agriculture Enterprises LLC (B)(C)(E)	1		—

Energy – 0.5%
California Resources Corp. (B)	7		173
EP Energy Corp. (B)(E)	4		299
Foresight Energy L.P. (B)(C)(E)	42		644
KCA Deutag UK Finance plc (B)(C)	5		336
McDermott International, Inc. (B)	113		90
Westmoreland Coal Co. (B)	7		25

			1,567

Total United States – 1.1%			$3,389

TOTAL COMMON STOCKS – 1.3%			$4,252
(Cost: $7,568)

PREFERRED STOCKS
United States

Consumer Discretionary – 0.0%
True Religion Apparel, Inc. (B)	—	*	11

Energy – 0.4%
Targa Resources Corp., 9.500% (E)	1		1,539

Total United States – 0.4%			$1,550

TOTAL PREFERRED STOCKS – 0.4%			$1,550
(Cost: $1,661)

WARRANTS	Shares		Value
United States – 0.0%
California Resources Corp., expires 10–27–24, Expires 10–27–24 (F)		1	$6

TOTAL WARRANTS – 0.0%			$6
(Cost: $119)

ASSET-BACKED SECURITIES	Principal
Cayman Islands – 0.7%
Allegro CLO Ltd., Series 2014–1RA, Class B (3–Month U.S. LIBOR plus 215 bps)
2.374%, 10–21–28 (G)(H)		$250	251
Anchorage Capital CLO Ltd., Series 2014–4RA, Class D (3-Month U.S. LIBOR plus 260 bps)
2.819%, 1–28–31 (G)(H)		500	490
Audax Senior Debt CLO II LLC, Series 2019–2A, Class C (3-Month U.S LIBOR plus 490 bps)
5.122%, 10–22–29 (G)(H)		250	249
Northwoods Capital XI–B Ltd. and Northwoods Capital XI–B LLC, Series 2018–14BA, Class D (3-Month U.S. LIBOR plus 340 bps)
3.621%, 11–13–31 (G)(H)		800	759
TIAA Churchill Middle Market CLO I Ltd., Series 2016–1A, Class DR (3-Month U.S. LIBOR plus 390 bps)
4.124%, 10–20–30 (G)(H)		250	237
Venture CDO Ltd., Series 17–26A, Class D (3-Month U.S. LIBOR plus 425 bps)
4.474%, 1–20–29 (G)(H)		500	497

			2,483

Ireland – 0.1%
GoldenTree Loan Management CLO Ltd., Series 2X, Class D (3-Month EURIBOR plus 285 bps)
2.850%, 1–20–32 (H)(I)	EUR	385	434

United States – 1.2%
Anchorage Capital CLO Ltd., Series 2020–15A, Class D (3-Month U.S. LIBOR plus 460 bps)
4.824%, 7–20–31 (G)(H)		$500	501
Fortress Credit BSL Ltd., Series 2018–1A, Class ER (3-Month U.S. LIBOR plus 645 bps)
6.668%, 7–23–31 (G)(H)		750	679
Golub Capital Partners CLO Ltd., Series 2013–17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
3.745%, 10–25–30 (G)(H)		1,000	985
Rockford Tower CLO Ltd., Series 2019–1A, Class DR (3-Month U.S. LIBOR plus 310 bps)
3.282%, 4–20–34 (G)(H)		500	499

ASSET-BACKED SECURITIES (Continued)	Principal	Value
United States (Continued)
Trinitas CLO Ltd., Ser 2019–11A, Class D (3-Month U.S. LIBOR plus 422 bps)
4.461%, 7–15–32 (G)(H)	$1,000	$1,001
Trinitas CLO Ltd., Series 2018–8A, Class E (3-Month U.S. LIBOR plus 590 bps)
6.124%, 7–20–31 (G)(H)	750	700

		4,365

TOTAL ASSET-BACKED SECURITIES – 2.0%		$7,282
(Cost: $7,372)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.2%
Pampa Energia S.A.
7.500%, 1–24–27 (G)	800	651

Industrials – 0.1%
Aeropuertos Argentina 2000 S.A. (9.375% Cash or 9.375% PIK)
9.375%, 2–1–27 (G)(J)	283	227

Total Argentina—0.3%		$878
Australia

Financials – 0.3%
Australia and New Zealand Banking Group Ltd.
4.500%, 3–19–24 (G)	1,100	1,208

Industrials – 0.4%
Transburban Finance Co. Pty Ltd.
2.450%, 3–16–31	700	684
Transurban Finance Co. Pty Ltd.
2.450%, 3–16–31 (G)	630	612

		1,296

Utilities – 0.3%
Ausgrid Finance Pty Ltd.
3.850%, 5–1–23 (G)	1,100	1,155

Total Australia – 1.0%		$3,659
Austria

Consumer Staples – 0.5%
JBS Investments II GmbH (GTD by JBS S.A.):
7.000%, 1–15–26 (G)	1,500	1,597
5.750%, 1–15–28	200	211

		1,808

Total Austria – 0.5%		$1,808
Bermuda

Communication Services – 0.4%
Digicel International Finance Ltd.
8.000%, 12–31–26 (G)	233	225

22	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Communication Services (Continued)
Digicel International Finance Ltd. (6.000% Cash and 7.000% PIK)
13.000%, 12–31–25 (G)(J)	$115	$115
Digicel International Finance Ltd. (8.000% Cash and 2.000% PIK or 10.000% PIK)
10.000%, 4–1–24 (J)	1,259	1,225

		1,565

Consumer Staples – 0.3%
Bacardi Ltd.
4.450%, 5–15–25 (G)	1,100	1,223

Energy – 0.1%
GeoPark Ltd.
5.500%, 1–17–27 (G)	400	406

Financials – 0.2%
Highlands Holdings Bond Issuer Ltd. and Highlands Holdings Bond Co-Issuer, Inc. (7.625% Cash or 8.375% PIK)
7.625%, 10–15–25 (G)(J)	708	759

Total Bermuda – 1.0%		$3,953
Brazil

Communication Services – 0.0%
Globo Comunicacoes e Participacoes S.A.
4.875%, 1–22–30 (G)	200	202

Industrials – 0.2%
Cosan Ltd.
5.500%, 9–20–29 (D)(G)	700	741

Materials – 0.5%
Nexa Resources S.A.
6.500%, 1–18–28 (G)	400	459
Unigel Luxembourg S.A.
8.750%, 10–1–26 (G)	400	432
Vale Overseas Ltd.
6.250%, 8–10–26	1,025	1,219

		2,110

Utilities – 0.3%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (G)	1,000	1,036

Total Brazil – 1.0%		$4,089
British Virgin Islands

Information Technology – 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.000%, 9–28–27 (G)	2,000	1,922

Total British Virgin Islands – 0.5%		$1,922

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Canada

Consumer Discretionary – 0.0%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.
3.500%, 2–15–29 (G)	$182	$177
Gateway Casinos & Entertainment Ltd.
8.250%, 3–1–24 (G)	168	160

		337

Consumer Staples – 0.2%
Alimentation Couche-Tard, Inc.
2.700%, 7–26–22 (G)	640	657

Energy – 0.3%
TransCanada PipeLines Ltd.
4.250%, 5–15–28	900	1,012

Financials – 0.4%
Brookfield Finance, Inc. (GTD by Brookfield Asset Management, Inc.)
4.350%, 4–15–30	600	677
Royal Bank of Canada:
3.700%, 10–5–23	150	162
4.650%, 1–27–26	550	627

		1,466

Health Care – 0.0%
Advanz Pharma Corp.
8.000%, 9–6–24	81	83

Industrials – 0.2%
Garda World Security Corp. (GTD by GW Intermediate Corp.)
4.625%, 2–15–27 (G)	294	294
GFL Environmental, Inc.:
3.750%, 8–1–25 (G)	227	230
5.125%, 12–15–26 (G)	76	80
3.500%, 9–1–28 (G)	169	164

		768

Information Technology – 0.4%
Kronos Acquisition Holdings, Inc. and KIK Custom Products, Inc.:
5.000%, 12–31–26 (G)	423	423
7.000%, 12–31–27 (G)	1,049	1,005

		1,428

Materials – 0.3%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (G)	661	691
5.250%, 6–1–27 (G)	345	362

		1,053

Total Canada – 1.8%		$6,804

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cayman Islands

Consumer Discretionary – 0.1%
Meituan
3.050%, 10–28–30 (G)	$400	$389

Financials – 0.2%
Grupo Aval Ltd.
4.375%, 2–4–30 (G)	400	403
Itau Unibanco Holdings S.A.
3.250%, 1–24–25 (G)	470	478

		881

Industrials – 0.2%
DP World Crescent Ltd.
3.875%, 7–18–29 (D)	600	629
Lima Metro Line 2 Finance Ltd.
5.875%, 7–5–34 (G)	104	122

		751

Total Cayman Islands – 0.5%		$2,021
Chile

Communication Services – 0.1%
VTR Comunicaciones S.p.A.
4.375%, 4–15–29 (G)	495	497

Consumer Discretionary – 0.2%
Saci Falabella
3.750%, 10–30–27 (D)(G)	500	539

Financials – 0.4%
Banco del Estado de Chile
2.704%, 1–9–25 (G)	1,300	1,355

Industrials – 0.2%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 5–7–30 (G)	600	651

Utilities – 0.3%
Enel Chile S.A.
4.875%, 6–12–28	840	973

Total Chile – 1.2%		$4,015
China

Communication Services – 0.6%
Tencent Holdings Ltd.
2.985%, 1–19–23 (G)	1,000	1,038
Weibo Corp.
3.500%, 7–5–24	900	948

		1,986

Consumer Discretionary – 0.3%
Alibaba Group Holding Ltd.
3.400%, 12–6–27	1,000	1,073

Energy – 0.3%
Sinopec Group Overseas Development (2018) Ltd.
4.125%, 9–12–25 (G)	800	883

2021	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Information Technology – 0.1%
Baidu, Inc.
3.425%, 4–7–30		$250	$262

Real Estate – 0.2%
Country Garden Holdings Co. Ltd.:
7.250%, 4–8–26		200	223
4.800%, 8–6–30		200	210
Logan Group Co. Ltd.
5.750%, 1–14–25		200	210
Times China Holdings Ltd.
6.200%, 3–22–26		200	204

			847

Total China – 1.5%			$5,051
Columbia

Communication Services – 0.0%
Colombia Telecomunicaciones S.A. E.S.P.
4.950%, 7–17–30 (G)		200	210

Energy – 0.1%
Ecopetrol S.A.
6.875%, 4–29–30		49	60
Oleoducto Central S.A.
4.000%, 7–14–27 (G)		200	211

			271

Financials – 0.1%
Bancolombia S.A.
3.000%, 1–29–25		340	347

Utilities – 0.3%
Empresas Publicas de Medellin E.S.P.
4.250%, 7–18–29 (G)		1,000	1,012
Grupo Energia Bogota S.A. E.S.P.
4.875%, 5–15–30 (G)		200	222

			1,234

Total Columbia – 0.5%			$2,062
Denmark

Financials – 0.2%
Danske Bank A.S.
5.000%, 1–12–23 (G)		700	722

Total Denmark – 0.2%			$722
France

Consumer Discretionary – 0.1%
Klesia Prevoyance
5.375%, 12–8–26 (I)	EUR	300	384

Financials – 0.1%
Humanis Prevoyance
5.750%, 10–22–25 (I)		300	393

Total France – 0.2%			$777

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Germany

Consumer Staples – 0.1%
Douglas GmbH
6.000%, 4–8–26 (G)(I)	EUR	291	$334

Financials – 0.1%
Techem Verwaltungsgesellschaft 674 mbH
2.000%, 7–15–25 (I)		300	347

Health Care – 0.1%
Nidda Healthcare Holding AG:
3.500%, 9–30–24 (G)(I)		100	118
3.500%, 9–30–24 (I)		224	262

			380

Total Germany – 0.3%			$1,061
Hong Kong

Financials – 0.3%
AIA Group Ltd.
3.375%, 4–7–30 (G)		$200	213
Bangkok Bank Public Co. Ltd.
4.050%, 3–19–24 (G)		600	655

			868

Total Hong Kong – 0.3%			$868
India

Communication Services – 0.1%
Network i2i Ltd.
5.650%, 4–15–68 (G)		250	264

Industrials – 0.0%
Adani International Container Terminal Ltd.
3.000%, 2–16–31 (G)		200	191

Information Technology – 0.2%
HCL America, Inc.
1.375%, 3–10–26		750	736

Utilities – 0.5%
Adani Electricity Mumbai Ltd.
3.949%, 2–12–30 (G)		620	624
Adani Green Energy (UP) Ltd., Parampujya Solar Energy Private Ltd. and Prayatna Developers Private Ltd.
6.250%, 12–10–24 (G)		400	441
Adani Transmission Ltd. 4.250%, 5–21–36		193	199
Greenko Mauritius Ltd. 6.250%, 2–21–23 (G)		450	463

			1,727

Total India – 0.8%			$2,918

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Indonesia

Communication Services – 0.0%
PT Tower Bersama Infrastructure Tbk
4.250%, 1–21–25		$200	$210

Utilities – 0.2%
Perusahaan Listrik Negara
5.450%, 5–21–28 (G)		700	809

Total Indonesia – 0.2%			$1,019
Ireland

Communication Services – 0.1%
LCPR Senior Secured Financing Designated Activity Co.
5.125%, 7–15–29 (G)		200	204

Consumer Staples – 0.1%
Eurotorg LLC (Via Bonitron Designated Activity Co.)
9.000%, 10–22–25 (G)		350	377

Materials – 0.1%
Ardagh Packaging Finance plc and Ardagh Holdings USA, Inc.:
5.250%, 4–30–25 (G)		55	58
4.125%, 8–15–26 (G)		83	85
2.125%, 8–15–26 (G)(I)	EUR	150	175

			318

Total Ireland – 0.3%			$899
Isle of Man

Consumer Discretionary – 0.4%
GOHL Capital Ltd.
4.250%, 1–24–27		$1,200	1,272

Total Isle of Man – 0.4%			$1,272
Israel

Communication Services – 0.0%
Playtika Holding Corp.
4.250%, 3–15–29 (G)		114	112

Energy – 0.0%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (G)		100	103

Total Israel – 0.0%			$215
Jamaica

Communication Services – 0.5%
Digicel Group Ltd.
8.750%, 5–25–24 (G)		316	326
Digicel Group Ltd. (5.000% Cash and 3.000% PIK)
8.000%, 4–1–25 (G)(J)		232	191
Digicel Group Ltd. (7.000% Cash or 7.000% PIK)
7.000%, 10–1–68 (D)(G)(J)		103	75

24	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Communication Services (Continued)
Digicel Ltd.
6.750%, 3–1–23 (G)		$1,200	$1,098

			1,690

Total Jamaica – 0.5%			$1,690
Japan

Financials – 0.7%
Mitsubishi UFJ Financial Group, Inc.
3.287%, 7–25–27		600	654
Mizuho Financial Group, Inc.
3.170%, 9–11–27		600	647
Sumitomo Mitsui Financial Group, Inc.
3.748%, 7–19–23		940	1,006

			2,307

Total Japan – 0.7%			$2,307
Luxembourg

Communication Services – 0.7%
Altice France Holding S.A.
6.000%, 2–15–28 (G)		1,618	1,594
Intelsat Jackson Holdings S.A.
9.500%, 9–30–22 (A)(G)		414	491
Matterhorn Telecom S.A.
3.125%, 9–15–26 (D)(I)	EUR	200	233
Millicom International Cellular S.A.
4.500%, 4–27–31 (G)		$200	208

			2,526

Consumer Discretionary – 0.1%
B2W Digital Lux S.a.r.l.
4.375%, 12–20–30 (G)		400	391

Consumer Staples – 0.2%
Minerva Luxembourg S.A.
5.875%, 1–19–28 (G)		600	636

Energy – 0.0%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (A)(G)(K)		1,600	144

Financials – 0.6%
JSM Global S.a.r.l.
4.750%, 10–20–30 (G)		1,000	1,003
Mexico Remittances Funding Fiduciary Estate
4.875%, 1–15–28 (G)		800	784
Rede D’Or Finance S.a.r.l.
4.500%, 1–22–30 (G)		500	491

			2,278

Industrials – 0.1%
Rumo Luxembourg S.a.r.l.
5.250%, 1–10–28 (G)		200	210

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Materials – 0.1%
ARD Finance S.A. (6.500% Cash or 7.250% PIK)
6.500%, 6–30–27 (G)(J)	$353	$371
Trinseo Materials Operating SCA
5.125%, 4–1–29 (G)	97	100

		471

Total Luxembourg – 1.8%		$6,656
Macau

Consumer Discretionary – 0.3%
Sands China Ltd.
5.125%, 8–8–25	600	671
Wynn Macau Ltd.
5.500%, 10–1–27 (G)	446	465

		1,136

Total Macau – 0.3%		$1,136
Malaysia

Energy – 0.1%
Petronas Capital Ltd.
3.500%, 4–21–30 (G)	350	374

Total Malaysia – 0.1%		$374
Mauritius

Industrials – 0.1%
HTA Group Ltd.
7.000%, 12–18–25 (G)	200	212

Total Mauritius – 0.1%		$212
Mexico

Communication Services – 0.0%
Axtel S.A.B. de C.V.
6.375%, 11–14–24 (G)	160	166

Consumer Staples – 0.6%
Grupo Bimbo S.A.B. de C.V.
4.500%, 1–25–22 (G)	1,250	1,287
Kimberly-Clark de Mexico
3.800%, 4–8–24 (G)	1,000	1,066

		2,353

Energy – 0.1%
Petroleos Mexicanos
6.490%, 1–23–27	350	366

Financials – 0.9%
Banco Santander (Mexico) S.A.
5.950%, 10–1–28 (D)(G)	550	593
Banco Santander S.A.:
4.125%, 11–9–22 (G)	1,150	1,201
5.375%, 4–17–25 (G)	600	674
Trust F/1401 4.869%, 1–15–30 (G)	600	650

		3,118

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials – 0.5%
Alfa S.A.B. de C.V.
5.250%, 3–25–24 (G)		$1,400	$1,531
Grupo Kuo S.A.B. de C.V.
5.750%, 7–7–27 (G)		450	473

			2,004

Materials – 1.1%
CEMEX S.A.B. de C.V.
5.200%, 9–17–30 (G)		500	541
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6–23–24 (G)		1,146	1,185
Industrias Penoles S.A.B. de C.V.
4.150%, 9–12–29 (G)		700	761
Orbia Advance Corp. S.A.B. de C.V.
4.000%, 10–4–27 (G)		1,200	1,308

			3,795

Utilities – 0.0%
Comision Federal de Electricidad
3.348%, 2–9–31 (G)		200	192

Total Mexico – 3.2%			$11,994
Netherlands

Communication Services – 0.2%
Clear Channel International B.V.
6.625%, 8–1–25 (G)		200	209
Ziggo B.V.
2.875%, 1–15–30 (G)(I)	EUR	173	203
Ziggo Secured Finance B.V.
4.875%, 1–15–30 (G)		$34	35

			447

Consumer Discretionary – 0.4%
Prosus N.V.:
3.680%, 1–21–30 (G)		1,110	1,145
2.031%, 8–3–32 (G)(I)	EUR	200	240

			1,385

Energy – 0.2%
Minejesa Capital B.V.:
4.625%, 8–10–30		$200	209
5.625%, 8–10–37		200	209
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.)
5.600%, 1–3–31		500	527

			945

Financials – 0.0%
ASR Nederland N.V.
5.125%, 9–29–45 (I)	EUR	100	139

Health Care – 0.2%
Teva Pharmaceutical Finance Netherlands III B.V. (GTD by Teva Pharmaceutical Industries Ltd.):
2.800%, 7–21–23		$400	398

2021	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care (Continued)
6.750%, 3–1–28 (D)	$400	$450

		848

Total Netherlands – 1.0%		$3,764
Nigeria

Financials – 0.3%
Africa Finance Corp.
4.375%, 4–17–26 (G)	900	974

Total Nigeria – 0.3%		$974
Norway

Energy – 0.5%
Aker BP ASA:
4.750%, 6–15–24 (G)	900	923
3.750%, 1–15–30 (G)	700	722

		1,645

Total Norway – 0.5%		$1,645
Panama

Consumer Discretionary – 0.2%
Carnival Corp.
10.500%, 2–1–26 (G)	736	866

Financials – 0.2%
Banco Latinoamericanco de Comercio Exterior S.A.
2.375%, 9-14-25 (G)	800	816

Industrials – 0.0%
ENA Master Trust
4.000%, 5-19-48 (G)	200	203

Total Panama – 0.4%		$1,885
Peru

Consumer Discretionary – 0.2%
InRetail Shopping Malls
5.750%, 4–3–28 (G)	600	636

Financials – 0.7%
Banco de Credito del Peru
4.250%, 4–1–23 (G)	550	584
Banco Internacional del Peru S.A.
3.250%, 10–4–26 (G)	1,500	1,551
Corporacion Financiera de Desarrolla S.A.
2.400%, 9–28–27 (G)	500	493

		2,628

Utilities – 0.5%
Fenix Power Peru S.A.
4.317%, 9–20–27	677	709

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Utilities (Continued)
Kallpa Generacion S.A.
4.875%, 5–24–26 (G)	$1,000	$1,095

		1,804

Total Peru – 1.4%		$5,068
Philippines

Industrials – 0.1%
International Container Terminal Services, Inc.
4.750%, 6–17–30	200	222

Total Philippines – 0.1%		$222
Russia

Materials – 0.1%
Petropavlovsk 2016 Ltd. (GTD by Petropavlovsk plc, JSC Pokrovskiy Rudnik, LLC Albynskiy Rudnik and LLC Malomirskiy Rudnik)
8.125%, 11–14–22 (G)	250	259

Total Russia – 0.1%		$259
Saint Lucia

Communication Services – 0.5%
Digicel International Finance Ltd.
8.750%, 5–25–24 (G)	1,872	1,931

Total Saint Lucia – 0.5%		$1,931
South Korea

Communication Services – 0.1%
SK Telecom Co. Ltd.
3.750%, 4–16–23 (G)	500	531

Financials – 0.5%
Hyundai Capital Services, Inc.
3.750%, 3–5–23 (G)	900	949
Woori Bank
2.625%, 7–20–21 (G)	750	755

		1,704

Total South Korea – 0.6%		$2,235
Spain

Financials – 0.4%
Banco Santander S.A.
2.706%, 6–27–24	1,400	1,477

Utilities – 0.2%
EnfraGen Energia Sur S.A.U.
5.375%, 12–30–30 (G)	700	689

Total Spain – 0.6%		$2,166

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Sweden

Information Technology – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 500 bps):
5.000%, 4–15–25 (H)(I)	EUR	200	$239
5.000%, 4–15–25 (G)(H)(I)		100	119

			358

Total Sweden – 0.1%			$358
Switzerland

Financials – 0.2%
Credit Suisse Group AG
4.282%, 1–9–28 (G)		$700	769

Total Switzerland – 0.2%			$769
Thailand

Financials – 0.1%
GC Treasury Center Co. Ltd.
2.980%, 3–18–31 (G)		250	247

Total Thailand – 0.1%			$247
Turkey

Consumer Discretionary – 0.1%
Turkiye Sise ve Cam Fabrikalari A.S.
6.950%, 3–14–26 (G)		200	214

Industrials – 0.4%
Koc Holding A.S.
6.500%, 3–11–25 (G)		1,200	1,253
Mersin Uluslararasi Liman Isletmeciligi A.S.
5.375%, 11–15–24 (G)		200	208

			1,461

Total Turkey – 0.5%			$1,675
United Arab Emirates

Consumer Discretionary – 0.2%
GEMS MENASA Cayman Ltd. and GEMS Education Delaware LLC
7.125%, 7–31–26 (G)		800	833

Financials – 0.4%
First Abu Dhabi Bank PJSC
4.500%, 4–5–69		200	211
ICICI Bank Ltd.
4.000%, 3–18–26 (G)		1,200	1,294
NBK Tier 1 Financing (2) Ltd.
4.500%, 5–27–68 (G)		300	312
NBK Tier 1 Financing Ltd.
3.625%, 8–24–69 (G)		206	204

			2,021

26	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials – 0.1%
DP World plc
4.700%, 9–30–49		$200	$209

Total United Arab Emirates – 0.7%			$3,063
United Kingdom

Communication Services – 0.1%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.)
8.500%, 7–13–22 (G)		400	407

Consumer Staples – 0.4%
Imperial Tobacco Finance plc
3.750%, 7–21–22 (G)		1,100	1,136
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
3.950%, 1–29–31 (G)		200	190

			1,326

Energy – 0.3%
EG Global Finance plc:
4.375%, 2–7–25 (G)(I)	EUR	186	213
6.250%, 10–30–25 (G)(I)		109	130
Gazprom PJSC:
4.599%, 1–26–69 (G)		$200	202
3.897%, 1–26–69 (G)(I)	EUR	220	260
KCA Deutag UK Finance plc
9.875%, 12–1–25		$257	283

			1,088

Financials – 1.8%
ANZ New Zealand International Ltd.
3.450%, 1–21–28 (G)		500	544
Ardonagh Midco 2 plc
11.500%, 1–15–27 (G)		1,195	1,279
Barclays plc 4.337%, 1–10–28		700	777
Bellis Acquisition Co. plc
3.250%, 2–16–26 (G)(I)	GBP	100	138
Galaxy Bidco Ltd.
6.500%, 7–31–26 (I)		200	292
HSBC Holdings plc 4.583%, 6–19–29		$600	674
Royal Bank of Scotland Group plc (The)
6.000%, 12–19–23		900	1,016
State Bank of India
4.375%, 1–24–24 (G)		1,500	1,622
VMED O2 UK Financing I plc:
4.250%, 1–31–31 (G)		92	89
3.250%, 1–31–31 (G)(I)	EUR	200	236

			6,667

Information Technology – 0.0%
Paymentsense Ltd.
8.000%, 10–15–25 (G)(I)	GBP	100	150

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Materials – 0.1%
AngloGold Ashanti Holdings plc
6.500%, 4–15–40		$120	$143
AngloGold Ashanti Holdings plc (GTD by AngloGold Ashanti Ltd.)
3.750%, 10–1–30		350	354
INEOS Quattro Finance 2 plc
2.500%, 1–15–26 (G)(I)	EUR	100	117

			614

Total United Kingdom – 2.7%			$10,252
United States

Communication Services – 5.4%
Advantage Sales & Marketing, Inc.
6.500%, 11–15–28 (G)		$1,192	1,239
Cablevision Lightpath LLC
5.625%, 9–15–28 (G)		227	230
Cars.com, Inc.
6.375%, 11–1–28 (G)		409	426
CCO Holdings LLC and CCO Holdings Capital Corp.:
4.500%, 8–15–30 (G)		530	540
4.250%, 2–1–31 (G)		97	97
4.500%, 5–1–32 (G)		191	194
Clear Channel Outdoor Holdings, Inc.:
5.125%, 8–15–27 (G)		996	1,002
7.750%, 4–15–28 (G)		341	337
Clear Channel Worldwide Holdings, Inc.
9.250%, 2–15–24		358	372
Consolidated Communications, Inc.:
6.500%, 10–1–28 (G)		446	482
5.000%, 10–1–28 (G)		175	176
CSC Holdings LLC:
5.500%, 5–15–26 (G)		300	309
5.375%, 2–1–28 (G)		254	267
5.750%, 1–15–30 (G)		248	261
4.125%, 12–1–30 (G)		97	97
3.375%, 2–15–31 (G)		82	77
DISH DBS Corp.:
5.875%, 11–15–24		354	370
7.750%, 7–1–26		620	684
7.375%, 7–1–28		133	140
Front Range BidCo, Inc.
4.000%, 3–1–27 (G)		215	211
Frontier Communications Corp.:
10.500%, 9–15–22 (A)		423	289
7.125%, 1–15–23 (A)		350	227
7.625%, 4–15–24 (A)		102	67
6.875%, 1–15–25 (A)		1,296	839
11.000%, 9–15–25 (A)		1,909	1,305
7.875%, 1–15–27 (A)		17	11
5.875%, 10–15–27 (G)		1,123	1,190
5.000%, 5–1–28 (G)		341	347
6.750%, 5–1–29 (G)		264	279
9.000%, 8–15–31 (A)		43	28
7.450%, 7–1–35 (A)		25	16
Hughes Satellite Systems Corp.
5.250%, 8–1–26		78	86

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Communication Services (Continued)
Level 3 Financing, Inc.
3.625%, 1–15–29 (G)	$125	$121
Ligado Networks LLC (15.500% Cash or 15.500% PIK)
15.500%, 11–1–23 (G)(J)	1,147	1,147
Ligado Networks LLC (17.500% Cash or 17.500% PIK)
17.500%, 5–1–24 (D)(G)(J)	79	64
MDC Partners, Inc.
7.500%, 5–1–24 (G)(K)	646	656
Northwest Fiber LLC
10.750%, 6–1–28 (G)	221	250
Northwest Fiber LLC and Nortwest Fiber Finance Sub, Inc.
6.000%, 2–15–28 (G)	283	282
Verizon Communications, Inc.
2.100%, 3–22–28	600	603
West Corp.
8.500%, 10–15–25 (G)	3,294	3,339
Windstream Escrow LLC
7.750%, 8–15–28 (G)	1,491	1,518

		20,175

Consumer Discretionary – 7.3%
Abercrombie & Fitch Management Co. (GTD by Abercrombie & Fitch Co.)
8.750%, 7–15–25 (G)	465	514
Academy Ltd.
6.000%, 11–15–27 (G)	708	745
Adtalem Global Education, Inc.
5.500%, 3–1–28 (G)	1,598	1,578
Arches Buyer, Inc.:
4.250%, 6–1–28 (G)	828	826
6.125%, 12–1–28 (G)	733	755
Asbury Automotive Group, Inc.:
4.500%, 3–1–28	438	448
4.750%, 3–1–30	771	796
Bed Bath & Beyond, Inc.
5.165%, 8–1–44	266	242
Boyd Gaming Corp.
4.750%, 12–1–27	357	364
Carnival Corp.:
11.500%, 4–1–23 (G)	325	373
7.625%, 3–1–26 (G)	138	148
9.875%, 8–1–27 (G)	283	333
Carvana Co.
5.500%, 4–15–27 (G)	189	190
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC:
5.375%, 4–15–27	459	470
6.500%, 10–1–28 (G)	227	244
Churchill Downs, Inc.:
5.500%, 4–1–27 (G)	162	169
4.750%, 1–15–28 (G)	55	57
Colt Merger Sub, Inc.:
6.250%, 7–1–25 (G)	531	566
8.125%, 7–1–27 (G)	816	900
D.R. Horton, Inc.
2.600%, 10–15–25	800	841

2021	SEMIANNUAL REPORT	27

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
Everi Payments, Inc.
7.500%, 12–15–25 (G)	$659	$686
Group 1 Automotive, Inc.
4.000%, 8–15–28 (G)	30	30
K. Hovnanian Enterprises, Inc.
10.500%, 2–15–26 (D)(G)	700	756
Ken Garff Automotive LLC
4.875%, 9–15–28 (G)	143	143
L Brands, Inc.:
9.375%, 7–1–25 (G)	121	151
6.625%, 10–1–30 (G)	285	325
Legends Hospitality Holding Co. LLC
5.000%, 2–1–26 (G)	80	81
Lithia Motors, Inc.:
5.250%, 8–1–25 (G)	105	108
4.625%, 12–15–27 (G)	213	221
4.375%, 1–15–31 (G)	490	509
Live Nation Entertainment, Inc.
4.750%, 10–15–27 (G)	470	474
Marriott Ownership Resorts, Inc. (GTD by Marriott Vacations Worldwide Corp.)
6.125%, 9–15–25 (G)	380	403
Michaels Stores, Inc.:
8.000%, 7–15–27 (G)	413	456
4.750%, 10–1–27 (G)	142	155
NCL Corp. Ltd.:
12.250%, 5–15–24 (G)	509	617
10.250%, 2–1–26 (G)	347	407
5.875%, 3–15–26 (G)	137	138
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10–1–28 (G)	429	451
5.875%, 10–1–30 (G)	357	387
NMG Holding Co. and Nieman Marcus Group LLC
7.125%, 4–1–26 (G)	127	129
Nordstrom, Inc.:
4.375%, 4–1–30 (D)	400	410
5.000%, 1–15–44	373	362
Party City Holdings, Inc.
8.750%, 2–15–26 (G)	623	642
Party City Holdings, Inc. (5.000% Cash and 5.000% PIK)
10.000%, 8–15–26 (G)(J)	41	41
Party City Holdings, Inc. (6-Month U.S. LIBOR plus 500 bps)
5.750%, 7–15–25 (G)(H)	75	69
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2–15–28 (G)	668	683
7.750%, 2–15–29 (G)	568	615
POWDR Corp.
6.000%, 8–1–25 (G)	144	152
Royal Caribbean Cruises Ltd.
5.500%, 4–1–28 (G)	480	482
Service Corp. International
5.125%, 6–1–29	341	366
Six Flags Theme Parks, Inc.
7.000%, 7–1–25 (G)	52	56
Sonic Automotive, Inc. 6.125%, 3–15–27	213	221

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary (Continued)
Staples, Inc.:
7.500%, 4–15–26 (G)	$3,400	$3,586
10.750%, 4–15–27 (G)	1,335	1,318
Tempur Sealy International, Inc.
4.000%, 4–15–29 (G)	355	353
Tenneco, Inc.
7.875%, 1–15–29 (D)(G)	28	32
Volkswagen Group of America, Inc.
4.250%, 11–13–23 (G)	400	435

		27,009

Consumer Staples – 1.3%
Anheuser–Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB)
4.000%, 4–13–28	850	947
JBS USA Lux S.A. and JBS USA Finance, Inc.
6.750%, 2–15–28 (G)	55	60
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4–15–29 (G)	363	410
5.500%, 1–15–30 (G)	144	160
Keurig Dr Pepper, Inc.
4.597%, 5–25–28	775	895
Pilgrim’s Pride Corp.
4.250%, 4–15–31 (G)	830	827
Post Holdings, Inc.
4.500%, 9-15-31 (G)	251	248
Reynolds American, Inc.
4.450%, 6-12-25	800	888
Simmons Foods, Inc.
4.625%, 3-1-29 (G)	251	253

		4,688

Energy – 2.7%
Ascent Resources Utica Holdings LLC and ARU Finance Corp.:
7.000%, 11-1-26 (G)	319	319
8.250%, 12-31-28 (G)	27	28
Bellatrix Exploration Ltd.
8.500%, 9-11-23 (A)	228	—
Bellatrix Exploration Ltd. (3.000% Cash or 9.500% PIK)
9.500%, 12-15-23 (A)(J)	249	—
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.):
6.125%, 10-1-24	200	170
9.000%, 4-1-25 (G)	49	50
6.375%, 7-1-26	173	137
Chesapeake Escrow Issuer LLC:
5.500%, 2-1-26 (G)	267	278
5.875%, 2-1-29 (G)	200	212
Comstock Escrow Corp.
9.750%, 8-15-26	2,004	2,179
Comstock Resources, Inc.
6.750%, 3-1-29 (G)	376	386
Continental Resources, Inc.
5.750%, 1-15-31 (G)	265	299
Crestwood Midstream Partners L.P.:
5.750%, 4-1-25 (D)	133	134
6.000%, 2-1-29 (G)	53	52

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Energy (Continued)
Crownrock L.P.
5.625%, 10-15-25 (G)	$1,508	$1,539
CVR Energy, Inc.
5.250%, 2-15-25 (G)	259	253
Endeavor Energy Resources L.P.
5.500%, 1-30-26 (G)	513	532
Endeavor Energy Resources L.P. and EER Finance, Inc.
6.625%, 7-15-25 (G)	324	346
Ferrellgas Escrow LLC and FG Operating Finance Escrow Corp.:
5.375%, 4-1-26 (G)	144	143
5.875%, 4-1-29 (G)	84	83
Laredo Petroleum, Inc.:
9.500%, 1-15-25	705	679
10.125%, 1-15-28 (D)	470	450
Moss Creek Resources Holdings, Inc.
7.500%, 1-15-26 (G)	538	433
Murphy Oil Corp.
6.375%, 7-15-28	100	100
Nine Energy Service, Inc.
8.750%, 11-1-23 (G)	375	112
PBF Holding Co. LLC
9.250%, 5-15-25 (G)	873	891
Range Resources Corp.
8.250%, 1-15-29 (G)	27	29
Rattler Midstream L.P.
5.625%, 7-15-25 (G)	290	303
Vine Energy Holdings LLC
6.750%, 4-15-29	478	478

		10,615

Financials – 5.1%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc.
4.250%, 10-15-27 (G)	307	307
Amwins Group, Inc.
7.750%, 7-1-26 (G)	290	310
Bank of America Corp.
3.593%, 7-21-28	900	977
BBVA Bancomer S.A.:
1.875%, 9-18-25 (G)	600	601
5.875%, 9-13-34 (G)	600	653
5.875%, 9-13-34	200	218
BCPE Cycle Merger Sub II, Inc.
10.625%, 7-15-27 (G)	990	1,089
Citadel Finance LLC
3.375%, 3-9-26 (G)	800	792
Citigroup, Inc.
3.520%, 10-27-28	950	1,028
Compass Group Diversified Holdings LLC
5.250%, 4-15-29 (G)	999	1,047
Cooperatieve Rabobank U.A.
3.125%, 4-26-21	750	751
Goldman Sachs Group, Inc. (The)
3.814%, 4-23-29	1,000	1,096
Industrial and Commercial Bank of China Ltd.
2.957%, 11-8-22	750	775
INTL FCStone, Inc.
8.625%, 6-15-25 (G)	634	670

28	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Financials (Continued)
JPMorgan Chase & Co.:
3.540%, 5-1-28	$800	$871
4.000%, 10-1-68	400	396
LPL Holdings, Inc.
4.000%, 3-15-29 (G)	172	173
MetLife, Inc.
10.750%, 8-1-39	530	887
NFP Corp.
6.875%, 8-15-28 (G)	2,864	2,971
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6-15-25 (G)	1,189	1,186
Real Hero Merger Sub 2, Inc.
6.250%, 2-1-29 (G)	86	89
TerraForm Global Operating LLC (GTD by TerraForm Global LLC)
6.125%, 3-1-26 (G)	400	410
TerraForm Power Operating LLC (GTD by TerraForm Power LLC):
5.000%, 1-31-28 (G)	175	189
4.750%, 1-15-30 (G)	387	402
Wells Fargo & Co.
4.300%, 7-22-27	875	989

		18,877

Health Care – 2.2%
Bayer U.S. Finance II LLC
2.850%, 4-15-25 (G)	1,000	1,028
Charles River Laboratories International, Inc.:
4.250%, 5-1-28 (G)	92	95
3.750%, 3-15-29 (G)	71	71
4.000%, 3-15-31 (D)(G)	64	65
Community Health Systems, Inc.
6.875%, 4-15-29 (G)	113	118
Encompass Health Corp.:
4.750%, 2-1-30	55	57
4.625%, 4-1-31	130	134
Fresenius U.S. Finance II, Inc.
4.500%, 1-15-23 (G)	1,100	1,158
Heartland Dental LLC
8.500%, 5-1-26 (G)	894	928
Hologic, Inc.
3.250%, 2-15-29 (G)	187	185
IQVIA, Inc.
5.000%, 5-15-27 (G)	92	97
Molina Healthcare, Inc.
3.875%, 11-15-30 (G)	57	59
P&L Development LLC and PLD Finance Corp.
7.750%, 11-15-25 (G)	708	758
Par Pharmaceutical, Inc.
7.500%, 4-1-27 (G)	510	541
Providence Service Corp. (The)
5.875%, 11-15-25 (G)	424	446
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.
9.750%, 12–1–26 (G)	871	943
Surgery Center Holdings, Inc.
10.000%, 4–15–27 (G)	1,272	1,402
Teleflex, Inc.
4.250%, 6–1–28 (G)	92	95

		8,180

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Industrials – 2.9%
ABC Supply Co., Inc.
4.000%, 1–15–28 (G)		$92	$92
Ahern Rentals, Inc.
7.375%, 5–15–23 (G)		770	693
APX Group, Inc. (GTD by APX Group Holdings, Inc.)
7.625%, 9–1–23		406	419
BAE Systems Holdings, Inc.
3.800%, 10–7–24 (G)		500	549
Beacon Roofing Supply, Inc.
4.500%, 11–15–26 (G)		176	181
Boeing Co. (The)
4.508%, 5–1–23		650	696
BWX Technologies, Inc.
4.125%, 4–15–29 (G)		157	159
Clean Harbors, Inc.
5.125%, 7–15–29 (G)		60	64
CP Atlas Buyer, Inc.
7.000%, 12–1–28 (G)		198	208
LBM Acquisition LLC
6.250%, 1–15–29 (G)		155	160
Mileage Plus Holdings LLC
6.500%, 6–20–27 (G)		144	158
Nesco Holdings II, Inc.
5.500%, 4–15–29 (G)		737	756
Park River Holdings, Inc.
5.625%, 2–1–29 (G)		284	275
Prime Security Services Borrower LLC and Prime Finance, Inc.
6.250%, 1–15–28 (G)		352	367
Sensata Technologies, Inc.
4.375%, 2–15–30 (G)		12	13
Standard Industries, Inc.:
2.250%, 11–21–26 (G)(I)	EUR	100	119
4.750%, 1–15–28 (G)		$38	39
4.375%, 7–15–30 (G)		38	38
3.375%, 1–15–31 (G)		179	170
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.375%, 6–15–26		287	297
7.500%, 3–15–27		474	505
5.500%, 11–15–27		1,248	1,292
4.625%, 1–15–29 (G)		266	262
Triumph Group, Inc.
8.875%, 6–1–24 (G)		44	50
Wolverine Escrow LLC:
8.500%, 11–15–24 (G)		1,477	1,473
9.000%, 11–15–26 (G)		2,114	2,112
13.125%, 11–15–27 (G)		142	122

			11,269

Information Technology – 1.2%
Booz Allen Hamilton, Inc.
3.875%, 9–1–28 (G)		150	151
Brightstar Escrow Corp.
9.750%, 10–15–25 (G)		390	423
Entegris, Inc.
4.375%, 4–15–28 (G)		49	51
Gartner, Inc.:
4.500%, 7–1–28 (G)		55	57
3.750%, 10–1–30 (G)		74	73

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Information Technology (Continued)
Itron, Inc.
5.000%, 1–15–26 (G)	$817	$837
J2 Global, Inc.
4.625%, 10–15–30 (G)	170	172
NCR Corp.:
5.750%, 9–1–27 (G)	136	144
5.000%, 10–1–28 (G)	424	428
5.125%, 4–15–29 (G)	1,320	1,330
6.125%, 9–1–29 (G)	174	184
5.250%, 10–1–30 (G)	141	143
Open Text Corp. and Open Text Holdings, Inc.
4.125%, 2–15–30 (G)	21	21
Qorvo, Inc.
3.375%, 4–1–31 (G)	28	27
Sabre GLBL, Inc. (GTD by Sabre Holdings Corp.):
9.250%, 4–15–25 (G)	130	155
7.375%, 9–1–25 (G)	57	62
Science Applications International Corp.
4.875%, 4–1–28 (G)	564	583
Shift4 Payments LLC and Shift4 Payments Finance Sub, Inc.
4.625%, 11–1–26 (G)	37	38
SS&C Technologies Holdings, Inc.
5.500%, 9–30–27 (G)	130	139

		5,018

Materials – 0.7%
Arconic Corp.
6.000%, 5–15–25 (G)	92	99
Crown Americas LLC and Crown Americas Capital Corp. IV
4.500%, 1–15–23	26	27
Crown Americas LLC and Crown Americas Capital Corp. V
4.250%, 9–30–26	147	156
Graphic Packaging International LLC (GTD by Graphic Packaging International Partners LLC and Field Container Queretaro (USA) LLC)
3.500%, 3–15–28 (G)	415	413
GUSAP III L.P.
4.250%, 1–21–30 (G)	1,100	1,158
Ingevity Corp.
3.875%, 11–1–28 (G)	33	32
LSF9 Atlantis Holdings LLC and Victra Finance Corp.
7.750%, 2–15–26 (G)	658	673
Novelis Corp. (GTD by Novelis, Inc.)
4.750%, 1–30–30 (G)	57	59
Valvoline, Inc.
4.250%, 2–15–30 (G)	55	56

		2,673

Real Estate – 0.7%
Aircastle Ltd.
4.400%, 9–25–23	800	852
Crown Castle International Corp.
3.700%, 6–15–26	1,100	1,203

2021	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate (Continued)
Hilton Domestic Operating Co., Inc.:
5.750%, 5–1–28 (G)	$209	$225
3.750%, 5–1–29 (G)	159	157
3.625%, 2–15–32 (G)	146	142
VICI Properties L.P. and VICI Note Co., Inc.
4.125%, 8–15–30 (G)	81	82

		2,661

Utilities – 0.4%
Clearway Energy Operating LLC:
4.750%, 3–15–28 (G)	46	48
3.750%, 2–15–31 (G)	62	59
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
6.000%, 4–15–25 (G)	1,028	1,085
3.750%, 9–15–30 (G)	214	206
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC)
4.500%, 9–15–27 (G)	55	59

		1,457

Total United States – 29..9%		$112,712
Uruguay

Industrials – 0.1%
Navios South American Logistics, Inc. and Navios Logistics Finance (U.S.), Inc.
10.750%, 7–1–25 (G)	400	441

Total Uruguay – 0.1%		$441
Venezuela

Financials – 0.5%
Corporacion Andina de Fomento:
4.375%, 6–15–22	1,500	1,565
2.375%, 5–12–23	320	330

		1,895

Total Venezuela – 0.5%		$1,895
Vietnam

Energy – 0.1%
Mong Duong Finance Holdings B.V.
5.125%, 5–7–29 (G)	400	402

Total Vietnam – 0.1%		$402

TOTAL CORPORATE DEBT SECURITIES – 59.6%		$222,255
(Cost: $213,831)

MORTGAGE-BACKED SECURITIES	Principal	Value
Cayman Islands – 0.8%
ALM Loan Funding VII R-2 Ltd., Series 2013-7R2A, Class DR2 (3-Month U.S. LIBOR plus 600 bps)
6.241%, 10–15–27 (G)(H)	$1,000	$942
Diameter Credit Funding II Ltd., Series 2019–2A, Class A
3.940%, 1–25–38 (G)	1,000	1,010
Diameter Credit Funding II Ltd., Series 2019-2A, Class B
4.540%, 1–25–38 (G)	500	505
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class D (3-Month U.S. LIBOR plus 350 bps)
3.741%, 4–15–33 (G)(H)	250	249

		2,706

United States – 0.7%
Ashford Hospitality Trust, Series 2018-ASHF, Class F (1-Month U.S. LIBOR plus 410 bps)
4.206%, 4–15–35 (G)(H)	600	492
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
3.981%, 12–15–36 (G)(H)	400	316
PNMAC GMSR Issuer Trust, Series 2018-GT1 (1-Month U.S. LIBOR plus 285 bps)
2.959%, 2–25–23 (G)(H)	2,000	1,997

		2,805

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$5,511
(Cost: $5,742)

OTHER GOVERNMENT SECURITIES (L)
Argentina – 0.2%
Republic of Argentina:
1.000%, 7–9–29	57	20
0.125%, 7–9–30	1,649	552

		572

Bahamas – 0.2%
Commonwealth of Bahamas
8.950%, 10–15–32 (G)	800	852

Brazil – 0.0%
Federative Republic of Brazil
3.875%, 6–12–30	200	194

Colombia – 0.0%
Republic of Colombia
3.125%, 4–15–31	200	196

Columbia – 0.5%
Republic of Colombia:
2.625%, 3–15–23	1,100	1,130
4.500%, 3–15–29	800	873

		2,003

OTHER GOVERNMENT SECURITIES (L) (Continued)	Principal	Value
Costa Rica – 0.1%
Costa Rica Government Bond
4.250%, 1–26–23 (G)	$400	$399

Dominican Republic – 0.1%
Dominican Republic Government Bond
4.875%, 9–23–32 (G)	200	204

Egypt – 0.1%
Arab Republic of Egypt
5.750%, 5–29–24 (G)	250	262

Indonesia – 1.4%
Republic of Indonesia:
3.750%, 4–25–22 (G)	1,750	1,804
2.950%, 1–11–23	2,400	2,485
3.850%, 10–15–30	900	988

		5,277

Israel – 0.2%
Israel Government Bond
2.750%, 7–3–30	700	732

Mexico – 0.4%
United Mexican States:
4.150%, 3–28–27	600	665
3.250%, 4–16–30 (D)	654	660

		1,325

Morocco – 0.1%
Kingdom of Morocco
2.375%, 12–15–27 (G)	500	484

Panama – 0.3%
Republic of Panama
3.750%, 4–17–26	900	953

Peru – 0.5%
Republic of Peru:
2.392%, 1–23–26	1,000	1,029
2.783%, 1–23–31	850	850

		1,879

Poland – 0.1%
Republic of Poland
5.125%, 4–21–21	500	501

Qatar – 0.2%
Qatar Government Bond
2.375%, 6–2–21 (G)	800	803

Saudi Arabia – 0.4%
Saudi Arabia Government Bond:
2.375%, 10–26–21 (G)	500	505
2.875%, 3–4–23 (G)	1,000	1,039

		1,544

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (L) (Continued)	Principal		Value
Serbia – 0.2%
Republic of Serbia:
7.250%, 9–28–21 (G)		$250	$258
2.125%, 12–1–30 (G)		400	369

			627

South Africa – 0.1%
Republic of South Africa
4.875%, 4–14–26		200	210

Uruguay – 0.2%
Republica Orient Uruguay
4.500%, 8–14–24 (D)		600	649

Uzbekistan – 0.1%
Republic of Uzbekistan
4.750%, 2–20–24 (G)		250	263

Vietnam – 0.1%
Vietnam Government Bond
4.800%, 11–19–24 (G)		250	280

TOTAL OTHER GOVERNMENT SECURITIES – 5.5%			$20,209
(Cost: $19,898)

LOANS (H)
Canada

Financials – 0.3%
Navacord Corp.:
0.000%, 3–16–28 (C)(I)(M)	CAD	971	775
0.000%, 3–16–29 (C)(I)(M)		440	351

			1,126

Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 425 bps)
4.370%, 10–30–26		$164	164

Total Canada – 0.3%			$1,290
France

Health Care – 0.2%
Bio Lam LCD SELAS (3-Month EURIBOR plus 350 bps)
3.500%, 2–9–28 (I)	EUR	250	291
Vivalto Sante Investissement S.A. (3-Month EURIBOR plus 325 bps)
3.000%, 7–9–26 (I)		250	293

			584

Total France – 0.2%			$584
Germany

Consumer Discretionary – 0.1%
Speedster Bidco GmbH (3-Month EURIBOR plus 325 bps)
3.250%, 3–31–27 (I)		250	290

LOANS (H) (Continued)	Principal		Value
Health Care – 0.1%
Nidda Healthcare Holding GmbH (3-Month EURIBOR plus 350 bps)
3.500%, 8–21–26 (I)		$250	$291

Total Germany – 0.2%			$581
Ireland

Financials – 0.1%
ION Trading Finance Ltd. (ICE LIBOR plus 400 bps)
5.000%, 11–21–24		$273	273

Total Ireland – 0.1%			$273
Israel

Communication Services – 0.1%
Playtika Holding Corp. (ICE LIBOR plus 275 bps)
2.859%, 3–11–28		250	249

Total Israel – 0.1%			$249
Luxembourg

Communication Services – 0.5%
eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps)
3.250%, 5–15–26 (I)	EUR	153	179
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 375 bps)
8.000%, 11–27–23 (A)		$906	920
Intelsat Jackson Holdings S.A. (ICE LIBOR plus 550 bps)
6.500%, 7–13–21		395	399
Telenet International Finance S.a.r.l. (6-Month EURIBOR plus 225 bps)
2.250%, 4–30–29 (I)	EUR	250	292

			1,790

Financials – 0.3%
Endo Luxembourg Finance Co. I S.a.r.l.
0.000%, 3–25–28 (M)		$250	247
Sunshine Luxembourg VII S.a.r.l.
0.000%, 10–2–26 (M)		250	249
Winterfell Financing S.a.r.l.
0.000%, 2–19–28 (I)(M)	EUR	250	291

			787

Materials – 0.2%
Archroma Finance S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
4.453%, 7–28–24		$340	333
Archroma Finance S.a.r.l. (ICE LIBOR plus 425 bps)
4.453%, 7–28–24		2	2
LSF11 Skyscraper Holdco S.a.r.l.
0.000%, 9–30–27 (I)(M)	EUR	250	292

			627

Total Luxembourg – 1.0%			$3,204

LOANS (H) (Continued)	Principal		Value
Netherlands

Communication Services – 0.4%
UPC Broadband Holding B.V. (3-Month EURIBOR plus 250 bps)
2.500%, 4–30–29 (I)		$500	$584
Ziggo B.V. (3-Month EURIBOR plus 300 bps)
3.000%, 1–31–29 (I)		500	582

			1,166

Total Netherlands – 0.4%			$1,166
Saint Lucia

Communication Services – 0.1%
Digicel International Finance Ltd. (ICE LIBOR plus 325 bps)
3.510%, 5–27–24		$481	457

Total Saint Lucia – 0.1%			$457
Spain

Health Care – 0.1%
Grifols S.A. (3-Month EURIBOR plus 225 bps)
2.250%, 11–15–27 (I)	EUR	247	288

Total Spain – 0.1%			$288
Sweden

Information Technology – 0.2%
Verisure Holding AB (3-Month EURIBOR plus 400 bps)
3.500%, 7–14–26 (I)		500	584

Total Sweden – 0.2%			$584
United Kingdom

Consumer Staples – 0.2%
Refresco Holding B.V. (ICE LIBOR plus 400 bps)
4.059%, 3–28–25 (I)	GBP	500	686

Financials – 0.4%
Bellis Acquisition Co. plc
0.000%, 12–31–26 (I)(M)	EUR	500	585
THG Operations Holdings Ltd. (3-Month EURIBOR plus 450 bps)
4.500%, 12–11–26 (I)		250	294
VMED O2 UK Holdco 4 Ltd.
0.000%, 1–31–29 (I)(M)		500	585

			1,464

Health Care – 0.2%
Elysium Healthcare Holdings 3 Ltd. (ICE LIBOR plus 525 bps)
5.299%, 4–4–25 (I)	GBP	500	680

2021	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

LOANS (H) (Continued)	Principal		Value
Materials – 0.2%
INEOS 226 Ltd. (3-Month EURIBOR plus 275 bps)
2.750%, 1–29–26 (I)	EUR	500	$581

Total United Kingdom – 1.0%			$3,411
United States

Communication Services – 2.0%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 525 bps)
5.469%, 10–28–27		$1,108	1,105
CenturyLink, Inc. (ICE LIBOR plus 200 bps)
2.109%, 1–31–25		875	867
Clear Channel Outdoor Holdings, Inc. (ICE LIBOR plus 350 bps)
3.712%, 8–21–26		1,177	1,129
Consolidated Communications, Inc. (ICE LIBOR plus 475 bps)
5.750%, 10–2–27		585	585
Frontier Communications Corp. (ICE LIBOR plus 475 bps)
5.750%, 10–8–21		250	249
Radiate Holdco LLC (1-Month ICE LIBOR plus 350 bps)
4.250%, 9–25–26		249	249
West Corp. (3-Month ICE LIBOR plus 400 bps)
5.000%, 10–10–24		2,576	2,491
Windstream Services LLC (ICE LIBOR plus 625 bps)
7.250%, 9–21–27		245	245

			6,920

Consumer Discretionary – 3.1%
Asurion LLC (ICE LIBOR plus 325 bps)
3.359%, 8–3–27		250	248
Asurion LLC (ICE LIBOR plus 525 bps)
5.359%, 2–3–28		445	453
Bass Pro Group LLC (ICE LIBOR plus 425 bps)
5.000%, 3–5–28		123	123
Caesars Resort Collection LLC (ICE LIBOR plus 450 bps)
4.609%, 7–20–25		249	249
CIF Times Square Mezz 1 LLC and CPTS Hotel Lessee Mezz 1 LLC (1-Month U.S. LIBOR plus 600 bps)
6.119%, 12–9–21 (A)		753	38
CNT Holdings I Corp. (ICE LIBOR plus 375 bps)
4.500%, 11–8–27		353	352
CNT Holdings I Corp. (ICE LIBOR plus 675 bps)
7.500%, 11–6–28 (C)		375	379
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
5.363%, 11–9–21		800	794
Empire Today LLC
0.000%, 3–24–28 (C)(M)		250	249

LOANS (H) (Continued)	Principal		Value
Consumer Discretionary (Continued)
Ensemble RCM LLC (ICE LIBOR plus 375 bps)
3.962%, 8–1–26		$249	$248
GT Polaris, Inc. (ICE LIBOR plus 400 bps)
5.000%, 9–24–27		249	249
Hayward Industries, Inc. (ICE LIBOR plus 375 bps)
4.500%, 8–4–26		214	214
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
5.113%, 8–9–21		120	120
International Cruise & Excursion Gallery, Inc. (ICE LIBOR plus 525 bps)
6.250%, 6–8–25		195	194
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
6.000%, 10–16–23		1,504	1,497
Midas Intermediate Holdco II LLC (ICE LIBOR plus 675 bps)
7.500%, 12–22–25		110	112
New Cotai LLC (14.000% Cash or 14.000% PIK)
14.000%, 9–10–25 (J)		116	119
Penn National Gaming, Inc. (ICE LIBOR plus 225 bps)
3.750%, 10–19–23		83	83
PetSmart, Inc. (ICE LIBOR plus 375 bps)
4.250%, 2–12–28		1,328	1,325
SIWF Holdings, Inc. (ICE LIBOR plus 425 bps)
4.359%, 6–15–25		784	780
Staples, Inc. (ICE LIBOR plus 500 bps)
5.205%, 4–12–26		2,044	1,991
Truck Hero, Inc. (1-Month ICE LIBOR plus 375 bps)
4.500%, 2–24–28		250	249
United PF Holdings LLC (ICE LIBOR plus 400 bps)
4.203%, 12–30–26		762	735
United PF Holdings LLC (ICE LIBOR plus 850 bps)
9.500%, 11–12–26 (C)		173	174
Woof Holdings LLC (1-Month ICE LIBOR plus 725 bps)
8.000%, 12–21–28		101	102
Woof Holdings LLC (ICE LIBOR plus 375 bps)
4.500%, 12–21–27		162	161
Zaxby’s Operating Co. L.P. (1-Month ICE LIBOR plus 650 bps)
7.250%, 12–28–28		234	236

			11,474

Consumer Staples – 0.0%
Douglas GmbH
0.000%, 4–8–26 (I)(M)	EUR	111	129

Energy – 0.7%
Ascent Resources Utica Holdings LLC (1-Month ICE LIBOR plus 900 bps)
10.000%, 11–1–25		$116	128

LOANS (H) (Continued)	Principal	Value
Energy (Continued)
EG America LLC
0.000%, 3–12–26 (M)	$250	$247
EG America LLC (ICE LIBOR plus 400 bps)
4.203%, 2–5–25	273	269
EPIC Crude Services L.P. (ICE LIBOR plus 500 bps)
5.260%, 3–1–26	1,095	794
Foresight Energy LLC (ICE LIBOR plus 800 bps)
9.500%, 6–29–27	354	435
McDermott Technology Americas, Inc. (1.115% Cash or 1.115% PIK)
1.115%, 6–30–25 (J)	259	141
Westmoreland Coal Co. (ICE LIBOR plus 650 bps)
9.250%, 3–15–22	67	66
Westmoreland Mining Holdings LLC (15.000% Cash or 15.000% PIK)
15.000%, 3–15–29 (J)	573	294

		2,374

Financials – 1.2%
Alliant Holdings Intermediate LLC (1-Month ICE LIBOR plus 375 bps)
4.250%, 11–6–27	248	248
Amynta Agency Borrower, Inc. (ICE LIBOR plus 400 bps)
4.609%, 2–28–25	1,609	1,586
AqGen Ascensus, Inc. (ICE LIBOR plus 400 bps)
5.000%, 12–3–26	649	648
Edelman Financial Holdings II, Inc.
0.000%, 7–20–26 (M)	127	127
Edelman Financial Holdings II, Inc. (ICE LIBOR plus 675 bps)
6.860%, 7–20–26	890	888
Gulf Finance LLC (ICE LIBOR plus 525 bps):
6.250%, 8–25–23	1,070	884
Lealand Finance Co. B.V.
0.000%, 6–30–24 (C)(M)	4	3
Lealand Finance Co. B.V. (ICE LIBOR plus 300 bps)
3.115%, 6–30–24 (C)	14	11

		4,395

Health Care – 1.8%
Albany Molecular Research, Inc. (ICE LIBOR plus 325 bps)
4.250%, 8–30–24	241	241
Amneal Pharmaceuticals LLC (ICE LIBOR plus 350 bps)
3.625%, 5–4–25	195	191
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
5.250%, 10–20–23	144	143
CCRR Parent, Inc. (ICE LIBOR plus 425 bps)
5.000%, 3–5–28 (C)	250	250
Concordia International Corp. (ICE LIBOR plus 550 bps)
6.500%, 9–6–24	268	267

32	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

LOANS (H) (Continued)	Principal	Value
Health Care (Continued)
Heartland Dental LLC (ICE LIBOR plus 375 bps)
3.609%, 4–30–25	$1,267	$1,244
LSCS Holdings, Inc. (ICE LIBOR plus 425 bps):
4.507%, 3–9–25 (C)	164	161
4.507%, 3–17–25 (C)	42	42
Surgery Center Holdings, Inc. (ICE LIBOR plus 325 bps)
4.250%, 8–31–24	1,569	1,552
Surgery Center Holdings, Inc. (ICE LIBOR plus 800 bps)
9.000%, 8–31–24	60	62
U.S. Renal Care, Inc. (3-Month ICE LIBOR plus 500 bps)
5.125%, 6–26–26	1,899	1,887
Verscend Holding Corp.
0.000%, 8–27–25 (M)	250	250
Women’s Care Holdings, Inc. (ICE LIBOR plus 450 bps)
5.250%, 1–15–28	250	250

		6,540

Industrials – 2.3%
Ankura Consulting Group LLC (ICE LIBOR plus 450 bps)
5.250%, 3–17–28 (C)	490	486
Ankura Consulting Group LLC (ICE LIBOR plus 800 bps)
8.750%, 3–17–29 (C)	65	65
APCO Holdings, Inc. (ICE LIBOR plus 550 bps)
5.620%, 6–8–25	155	151
Bleriot U.S. Bidco, Inc. (ICE LIBOR plus 400 bps)
4.203%, 10–31–26	196	195
CP Atlas Buyer, Inc. (ICE LIBOR plus 375 bps)
4.250%, 11–23–27	804	798
Form Technologies LLC
0.000%, 7–22–25 (M)	730	725
Form Technologies LLC (ICE LIBOR plus 475 bps)
5.750%, 7–22–25	859	854
Guidehouse LLP (1-Month ICE LIBOR plus 450 bps)
4.109%, 5–1–25	357	357
Mileage Plus Holdings LLC (ICE LIBOR plus 525 bps)
6.250%, 6–20–27	177	187
PAE Holding Corp. (ICE LIBOR plus 450 bps)
5.250%, 10–19–27	3,069	3,067
Park River Holdings, Inc. (1-Month ICE LIBOR plus 325 bps)
4.000%, 12–28–27	440	437
Pike Corp. (1-Month ICE LIBOR plus 300 bps)
3.130%, 1–21–28	250	249
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
5.750%, 9–8–23 (C)	143	120

LOANS (H) (Continued)	Principal		Value
Industrials (Continued)
TruGreen L.P. (1-Month ICE LIBOR plus 400 bps)
4.750%, 11–2–27		$249	$249
WaterBridge Midstream Operating LLC
0.000%, 6–21–26 (M)		74	70
WaterBridge Midstream Operating LLC (3-Month ICE LIBOR plus 575 bps)
6.750%, 6–21–26		272	258

			8,268

Information Technology – 4.2%
Applied Systems, Inc. (ICE LIBOR plus 550 bps)
6.250%, 9–19–25		664	667
Cardtronics USA, Inc. (ICE LIBOR plus 400 bps)
5.000%, 6–29–27		421	420
CommerceHub, Inc. (1-Month ICE LIBOR plus 475 bps)
7.750%, 12–2–28		573	585
CommerceHub, Inc. (ICE LIBOR plus 400 bps)
4.750%, 12–2–27		540	540
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 300 bps)
8.250%, 5–1–25		625	619
Cyxtera DC Holdings, Inc. (ICE LIBOR plus 325 bps)
4.000%, 5–1–24		905	865
DCert Buyer, Inc. (ICE LIBOR plus 400 bps)
4.109%, 10–16–26		648	647
Delta Topco, Inc. (ICE LIBOR plus 375 bps)
4.500%, 12–1–27		250	250
E2open LLC (1-Month ICE LIBOR plus 350 bps)
4.000%, 2–4–28		250	250
Endure Digital, Inc. (1-Month ICE LIBOR plus 350 bps)
4.250%, 2–10–28		250	247
Gainwell Acquisition Corp.:
0.000%, 10–1–27 (M)		703	700
Gainwell Acquisition Corp. (ICE LIBOR plus 400 bps)
4.750%, 10–1–27		1,200	1,194
Greeneden U.S. Holdings II LLC (3-Month EURIBOR plus 425 bps)
4.250%, 12–1–27 (I)	EUR	500	587
Informatica LLC
7.125%, 2–25–25		$1,685	1,720
Ivanti Software, Inc. (1-Month ICE LIBOR plus 400 bps)
4.750%, 12–1–27		137	136
Ivanti Software, Inc. (1-Month ICE LIBOR plus 475 bps)
5.750%, 12–1–27		314	315
MLN U.S. Holdco LLC (ICE LIBOR plus 450 bps)
4.603%, 11–30–25		1,640	1,437

LOANS (H) (Continued)	Principal	Value
Information Technology (Continued)
MLN U.S. Holdco LLC (ICE LIBOR plus 875 bps)
8.853%, 11–30–26	$534	$260
Output Services Group, Inc. (ICE LIBOR plus 425 bps)
5.500%, 3–27–24 (C)	243	201
Peraton Corp.
0.000%, 2–1–28 (M)	159	159
Peraton Corp. (1-Month ICE LIBOR plus 375 bps)
4.500%, 2–1–28	91	90
Peraton Corp. (1-Month ICE LIBOR plus 775 bps)
0.000%, 2–1–29 (C)(M)	138	140
Riverbed Technology, Inc. (1-Month ICE LIBOR plus 600 bps)
7.000%, 12–31–25	981	941
Riverbed Technology, Inc. (7.500% Cash or 4.500% PIK)
7.500%, 12–31–26 (J)	2,271	1,809
Ultimate Software Group, Inc. (The) (ICE LIBOR plus 675 bps)
7.500%, 5–3–27	139	142

		14,921

Materials – 0.7%
Aruba Investments Holdings LLC (ICE LIBOR plus 400 bps)
4.750%, 11–24–27	250	249
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
6.250%, 4–5–24	126	117
Hillman Group, Inc. (The):
0.000%, 2–24–28 (M)	250	249
Hillman Group, Inc. (The) (ICE LIBOR plus 350 bps)
4.109%, 5–31–25	1,120	1,118
NIC Acquisition Corp. (1-Month ICE LIBOR plus 375 bps)
4.500%, 12–29–27	133	133
NIC Acquisition Corp. (1-Month ICE LIBOR plus 775 bps)
8.001%, 12–29–28	85	86
Pretium PKG Holdings, Inc. (1-Month ICE LIBOR plus 400 bps)
4.750%, 11–5–27	319	318

		2,270

Real Estate – 0.3%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
7.000%, 1–1–22	928	937

Utilities – 0.1%
Dispatch Acquisition Holdings LLC (1-Month ICE LIBOR plus 425 bps)
5.000%, 3–17–28	250	249

Total United States – 16.4%		$58,477

TOTAL LOANS – 20.1%		$70,564
(Cost: $71,250)

2021	SEMIANNUAL REPORT	33

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
United States – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
2.500%, 6–15–39	$256	$259
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–40	46	47
3.000%, 2–25–44	106	112
Government National Mortgage Association Fixed Rate Pass–Through Certificates
3.500%, 4–20–34	48	51

		469

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 0.1%		$469
(Cost: $465)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
United States – 7.2%
U.S. Treasury Notes:
2.875%, 7–31–25	$1,735	$1,892
0.250%, 10–31–25	3,500	3,408
2.250%, 11–15–25	2,250	2,396
0.375%, 11–30–25	3,500	3,424
0.375%, 12–31–25	2,300	2,246
0.375%, 1–31–26	3,200	3,121
0.500%, 2–28–26	1,600	1,569
1.625%, 10–31–26	400	412
0.375%, 7–31–27	1,700	1,606
0.500%, 8–31–27	1,000	950
0.375%, 9–30–27	1,800	1,694
0.500%, 10–31–27	2,000	1,894
0.625%, 11–30–27	400	381
0.750%, 1–31–28	1,600	1,534

		26,527

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.2%		$26,527
(Cost: $26,822)

SHORT–TERM SECURITIES	Shares	Value
Money Market Funds (N) – 3.8%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.040%	10,059	$10,059
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (O)	3,703	3,703

		13,762

TOTAL SHORT-TERM SECURITIES – 3.8%		$13,762
(Cost: $13,762)

TOTAL INVESTMENT SECURITIES – 101.5%		$372,387
(Cost: $368,164)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(4,097)

NET ASSETS – 100.0%		$368,290

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(B)	No dividends were paid during the preceding 12 months.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $3,789 are on loan.

(E)	Restricted securities. At March 31, 2021, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Shares	Cost	Value
EP Energy Corp.	10-6-20	4	$78	$298
Foresight Energy L.P.	6-30-20 -9-8-20	42	829	645
New Cotai Participation Corp., Class B	9-29-20	414	3,631	1,525
Pinnacle Agriculture Enterprises LLC	7-17-20	1	177	—
Studio City International Holdings Ltd. ADR	8-5-20	19	297	252
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,539

			$6,636	$4,259

    The total value of these securities represented 1.2% of net assets at March 31, 2021.

(F)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.

(G)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $183,134 or 49.9% of net assets.

(H)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(I)	Principal amounts are denominated in the indicated foreign currency, where applicable (CAD—Canadian Dollar, EUR—Euro and GBP—British Pound).

(J)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

34	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

(K)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(L)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(M)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(N)	Rate shown is the annualized 7-day yield at March 31, 2021.

(O)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at March 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	1,540	U.S. Dollar	2,115	6-30-21	JPMorgan Securities LLC	$—	$8
Euro	3,800	U.S. Dollar	4,481	6-30-21	JPMorgan Securities LLC	17	—
Euro	5,186	U.S. Dollar	6,719	9-30-21	JPMorgan Securities LLC	613	—
Canadian Dollar	1,388	U.S. Dollar	1,113	6-21-21	Morgan Stanley International	8	—

						$638	$8

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$1,131	$—	$1,554
Energy	263	324	980
Total Common Stocks	$1,394	$324	2,534
Preferred Stocks	—	1,550	—
Warrants	6	—	—
Asset-Backed Securities	—	7,282	—
Corporate Debt Securities	—	222,255	—
Mortgage-Backed Securities	—	5,511	—
Other Government Securities	—	20,209	—
Loans	—	67,157	3,407
United States Government Agency Obligations	—	469	—
United States Government Obligations	—	26,527	—
Short-Term Securities	13,762	—	—
Total	$15,162	$351,284	$5,941
Forward Foreign Currency Contracts	$—	$638	$—

Liabilities
Forward Foreign Currency Contracts	$—	$8	$—

2021	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY APOLLO STRATEGIC INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Loans
Beginning Balance 10-1-20	$2,665	$3,370
Net realized gain (loss)	—	34
Net change in unrealized appreciation (depreciation)	(442)	228
Purchases	—	3,948
Sales	—	(3,445)
Amortization/Accretion of premium/discount	—	3
Transfers into Level 3 during the period	311	174
Transfers out of Level 3 during the period	—	(905)

Ending Balance 3-31-21	$2,534	$3,407

Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 3-31-21	$(442)	$228

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

Information about Level 3 fair value measurements:

	Fair Value at 3-31-21	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)
Assets

Common Stocks	$29	Market approach	Adjusted EBITDA multiple	8.23x
	644	Market approach	Illiquidity discount	30.00%
	336	Market approach	Broker quote	N/A
	1,525	Market approach	Market premium	20.00%

Loans	3,407	Third-party vendor pricing service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

Market Sector Diversification
(as a % of net assets)
Financials	20.2%
Consumer Discretionary	13.9%
Communication Services	12.6%
Industrials	8.2%
United States Government and Government Agency Obligations	7.3%
Information Technology	6.9%
Energy	6.3%

Market Sector Diversification (Continued)
Other Government Securities	5.5%
Health Care	4.9%
Materials	4.0%
Consumer Staples	3.7%
Utilities	3.1%
Real Estate	1.1%
Other+	2.3%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

36	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation
Bonds	99.3%
Municipal Bonds	99.3%
Cash and Other Assets (Net of Liabilities)	0.7%

Quality Weightings

Investment Grade	71.2%
AA	25.5%
A	20.7%
BBB	25.0%
Non-Investment Grade	28.1%
BB	4.7%
B	1.3%
CCC	0.2%
Non-rated	21.9%
Cash and Other Assets (Net of Liabilities)	0.7%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

2021	SEMIANNUAL REPORT	37

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value
California – 97.5%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55 (A)	$1,000	$88
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Gold Country Stlmt Funding Corp.), Ser 2020B-1,
4.000%, 6–1–49	250	278
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Merced Cnty Tob Funding Corp.), Ser 2020B,
5.000%, 6–1–50	250	292
CA Cnty Tob Securitization Agy, Tob Stlmt Bonds (Sonoma Cnty Securitization Corp.), Ser 2020B-2,
0.000%, 6–1–55 (A)	250	60
CA Edu Fac Auth, Rev Bonds (Art Ctr College of Design), Ser 2018A,
5.000%, 12–1–48	250	295
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4–1–47	300	349
CA Hlth Fac Fin Auth, Rev Bonds (City of Hope), Ser 2019,
5.000%, 11–15–24	100	116
CA Hlth Fac Fin Auth, Rev Bonds (Providence St. Joseph Hlth), Ser 2019C,
5.000%, 10–1–39	500	597
CA Infra and Econ Dev Bank, Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2019B:
5.000%, 11–1–25	100	119
5.000%, 11–1–49	100	121
CA Infra and Econ Dev Bank, Sr Natl Charter Sch Revolving Loan Fund Rev Bonds, Ser 2020B,
4.000%, 11–1–55	100	115
CA Muni Fin Auth, Charter Sch Rev Bonds (Learning Choice Academy), Ser 2021A,
4.000%, 7–1–31	100	115
CA Muni Fin Auth, Charter Sch Rev Bonds (Palmdale Aerospace Academy Proj), Ser 2018A,
5.000%, 7–1–49	300	335
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5–15–24	100	114
CA Muni Fin Auth, Insd Rev Bonds (Town and Country Manor), Ser 2019,
4.000%, 7–1–21	200	202
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11–1–46	500	555
CA Muni Fin Auth, Rev Bonds (CA Lutheran Univ), Ser 2018,
5.000%, 10–1–27	250	307

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–32	$425	$527
CA Muni Fin Auth, Rev Rfdg Bonds (Eisenhower Med Ctr), Ser 2017B:
5.000%, 7–1–37	250	294
5.000%, 7–1–42	250	291
CA Muni Fin Auth, Rev Rfdg Bonds (HumanGood Oblig Group), Ser 2019A,
4.000%, 10–1–28	290	331
CA Muni Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010,
0.230%, 9–1–21	300	300
CA Muni Fin Auth, Spl Fac Rev Bonds (Utd Airlines, Inc. Los Angeles Intl Arpt Proj), Ser 2019,
4.000%, 7–15–29	250	284
CA Muni Fin Auth, Sr Lien Rev Bonds (LINXS APM Proj), Ser 2018A:
4.000%, 12–31–47	250	278
5.000%, 12–31–47	250	294
CA Muni Fin Auth, Student Hsng Rev Bonds (CHF-Davis I LLC—West Vlg Student Hsng Proj), Ser 2018 (Insured by BAMAC),
4.000%, 5–15–48	300	332
CA Pollutn Ctl Fin Auth, Solid Waste Disp Rfdg Rev Bonds (Waste Mgmt, Inc. Proj), Ser 2015A-1,
3.375%, 7–1–25	300	334
CA Pollutn Ctl Fin Auth, Solid Waste Rfdg Rev Bonds (Republic Svc, Inc. Proj), Ser 2010A,
0.080%, 9–1–38 (B)	250	250
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11–21–45	250	265
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Rfdg Bonds (San Diego Cnty Water Auth Desalination Proj Pipeline), Ser 2019,
5.000%, 11–21–45	250	297
CA Sch Fin Auth, Charter Sch Rev Bonds (Aspire Pub Sch), Ser 2020A,
5.000%, 8–1–40 (B)	100	119
CA Sch Fin Auth, Charter Sch Rev Bonds (Classical Academies Proj), Ser 2020A,
5.000%, 10–1–50 (B)	250	286
CA Sch Fin Auth, Charter Sch Rev Bonds (Larchmont Charter Sch Proj), Ser 2018A,
5.000%, 6–1–43	250	273
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch—Oblig Group), Ser 2017G:
5.000%, 6–1–30	310	356
5.000%, 6–1–37	330	371

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch—Oblig Group), Ser 2016,
5.000%, 8–1–41	$250	$281
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7–1–48	350	369
CA Sch Fin Auth, Sch Fac Rev Bonds (Green Dot Pub Sch CA Proj), Ser 2018A,
5.000%, 8–1–48	250	288
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7–1–47	300	348
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7–1–49	300	333
CA Statewide Cmnty Dev Auth, Rev Bonds (American Baptist Homes of the West), Ser 2015,
5.000%, 10–1–22	270	287
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	250	280
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF-Irvine LLC), Ser 2017,
5.000%, 5–15–47	185	213
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF-Irvine LLC), Ser 2017,
5.000%, 5–15–42	300	348
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12–1–44	250	277
CA Various Purp GO Bonds,
5.000%, 9–1–46	500	601
Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9–1–43	250	260
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2,
5.000%, 9–1–47	150	166
City of San Ramon, Cert of Part (Cap Impvt Fin Prog), Ser 2019,
4.000%, 6–1–39	300	339
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	217
4.250%, 9–1–47	300	326
Corona-Norco Unif Sch Dist (Riverside Cnty, CA), Election of 2014 GO Bonds, Ser C,
4.000%, 8–1–49	500	566

38	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Corona-Norco Unif Sch Dist (Riverside, CA), Election of 2006 GO Bonds, Ser 2011E,
0.000%, 8–1–24 (A)	$80	$91
CSCDA Cmnty Impvt Auth, Essential Hsng Rev Bonds, Ser 2021A,
4.000%, 8–1–56 (B)	300	318
Eureka Successor Agy, Tax Alloc Rfdg Bonds, Ser 2017B,
5.000%, 11–1–21	155	159
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	300	334
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	600	728
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2018A,
5.000%, 6–1–22	175	185
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6–1–37	150	156
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-1,
5.000%, 6–1–47	500	517
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2018A-2,
5.000%, 6–1–47	250	259
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9–1–47	150	176
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2019A,
4.000%, 9–1–54	250	288
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9–1–33	500	589
Lincoln Unif Sch Dist Fin Corp., Cert of Part, Ser 2019,
4.000%, 9–1–25	315	360
Long Beach Bond Fin Auth, Natural Gas Purchase Rev Bonds, Ser 2007A,
5.500%, 11–15–37	165	239
Long Beach, CA, Harbor Rev Rfdg Bonds, Ser 2020B,
5.000%, 5–15–24	500	568
Los Angeles Dept of Water and Power, Water Sys Rev Bonds, Ser 2020C,
5.000%, 7–1–41	300	387
Los Angeles Unif Sch Dist, GO Bonds (Dedicated Unlimited Ad Valorem Ppty Tax), Ser 2020C,
5.000%, 7–1–29	250	328

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5–15–46	$300	$347
Los Angeles, CA, Hsng Auth, Mtg Rev Bonds (Union Port Proj), Ser 2021A,
4.000%, 6–1–30	135	161
Los Angeles, CA, Hsng Auth, Mtg Rev Rfdg Bonds (Union Port Proj), Ser 2020A,
3.250%, 6–1–35	250	263
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11–1–34	300	467
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9–1–46	300	344
Oakland-Alameda Cnty Coliseum Auth, Lease Rev Bonds (Oakland Coliseum Proj), Ser 2012A,
5.000%, 2–1–24	250	259
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac—Area A), Ser 2017:
5.000%, 9–1–42	130	145
5.000%, 9–1–47	230	255
Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9–1–47	135	155
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9–15–27	25	26
Oro Grande Elem Sch Dist, Rfdg Cert of Part, Ser 2020,
4.000%, 9–15–32	300	324
Paramount Unif Sch Dist (Los Angeles Cnty, CA), Election of 2016 GO Bonds, Ser 2020C (Insured by BAMAC),
4.000%, 8–1–40	275	325
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9–1–46	250	283
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5–15–32	300	372
Richmond Joint Powers Fin Auth, Lease Rev Rfdg Bonds (Civic Ctr Proj), Ser 2019A (Insured by AGM),
5.000%, 11–1–25	400	473
Roseville City Sch Dist (Placer Cnty, CA), Election of 2002 GO Bonds, Ser A,
0.000%, 8–1–22 (A)	100	100
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9–1–35	250	294

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Sacramento Cnty Watr Fin Auth, Rev Bnds (Sacramento Cnty Watr Agy Zone 40 and 41 2007 Watr Sys Proj), Ser 2007B (3-Month U.S. LIBOR*0.67 plus 55 bps),
0.701%, 6–1–34 (C)	$400	$385
Sacramento Cnty, Arpt Sys Sr Rev Rfdg Bonds, Ser 2020,
4.000%, 7–1–40	150	174
Sacramento Cnty, Arpt Sys Sub Rev Rfdg Bonds, Ser 2018E,
5.000%, 7–1–35	250	307
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9–1–41	250	285
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9–1–42	250	262
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	100	104
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7–1–27	100	124
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7–1–42	200	240
San Diego Unif Sch Dist, GO Bonds, Election of 2012, Ser M-2,
3.000%, 7–1–50	250	265
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Bonds, Ser 2019A,
4.000%, 5–1–49	250	281
San Francisco City and Cnty Arpt Comsn, San Francisco Intl Arpt Second Ser Rev Rfdg Bonds, Ser 2020A,
4.000%, 5–1–40	150	174
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11–1–39	250	287
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3–1–47	200	234
San Juan Unif Sch Dist (Sacramento Cnty, CA), Elec of 1998 GO Bonds, Ser 2003B,
0.000%, 8–1–21 (A)	200	200
San Mateo Cmnty Fac Dist No. 2008-1 (Bay Meadows), Spl Tax Bonds, Ser 2012,
6.000%, 9–1–42	250	263
Santa Clara Cnty Fin Auth, Var Rate Demand Rfdg Lease Rev Bonds (Multiple Fac Proj), Ser 2008M,
0.060%, 5–15–35	500	500

2021	SEMIANNUAL REPORT	39

SCHEDULE OF INVESTMENTS	IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Santa Clara Cnty, CA, Union Elem Sch Dist, Election of 1999 GO Bonds, Ser A,
0.000%, 9–1–22 (A)	$100	$100
Southn CA Pub Power Auth, Gas Proj Rev Bonds (Proj No. 1), Ser 2007A,
5.000%, 11–1–33	295	395
Southn CA Pub Power Auth, Milford Wind Corridor Phase I Proj, Rfdg Rev Bonds, Ser 2019-1:
3.000%, 7–1–21	100	101
2.000%, 7–1–22	100	102
State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4–1–26	300	365
Stockton Pub Fin Auth, Wastewater Bond Anticipation Notes, Ser 2019,
1.400%, 6–1–22	400	401
Successor Agy to the Lemon Grove Cmnty Dev Agy, Lemon Grove Redev Proj Area, Tax Alloc Rfdg Bonds, Ser 2019A (Insured by BAMAC),
4.000%, 8–1–21	370	375
Successor Agy to the Redev Agy of the City of Cathedral City, Tax Alloc Rev Rfdg Bonds, Ser 2021A (Insured by BAMAC),
4.000%, 8–1–34	300	356

MUNICIPAL BONDS (Continued)	Principal	Value
California (Continued)
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8–1–40	$250	$274
Tob Securitization Auth of Northn CA, Tob Stlmt Asset-Bkd Rfdg Bonds (Sacramento Cnty Tob Securitization Corp.), Ser 2021A,
4.000%, 6–1–40	115	135
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6–1–46 (A)	300	52
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	49
3.750%, 7–1–31	255	275
Westn Riverside Water and Wastewater Fin Auth, Local Agy Rev Rfdg Bonds, Ser 2016A,
5.000%, 9–1–29	250	301
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9–1–47	300	336

		33,016

MUNICIPAL BONDS (Continued)	Principal	Value
Guam – 0.8%
Guam Port Rev Bonds, Ser 2018B,
5.000%, 7–1–22	$250	$262

Puerto Rico – 1.0%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7–1–30	135	140
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7–1–32	120	146
5.250%, 7–1–33	50	61

		347

TOTAL MUNICIPAL BONDS – 99.3%		$33,625
(Cost: $31,845)

TOTAL INVESTMENT SECURITIES – 99.3%		$33,625
(Cost: $31,845)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		227

NET ASSETS – 100.0%		$33,852

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $973 or 2.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$33,625	$—
Total	$—	$33,625	$—

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

LIBOR = London Interbank Offered Rate

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY CASH MANAGEMENT FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Corporate Obligations	59.2%
Commercial Paper	29.6%
Notes	21.9%
Certificate Of Deposit	4.2%
Master Note	3.3%
Money Market Funds	0.2%
United States Government and Government Agency Obligations	34.8%
Municipal Obligations	6.0%
Liabilities (Net of Cash and Other Assets)	0.0%

2021	SEMIANNUAL REPORT	41

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE OBLIGATIONS	Principal	Value
Certificate Of Deposit
Citibank N.A.,
0.200%, 4–5–21	$20,000	$20,000
Cooperatieve Rabobank U.A. (3-Month U.S. LIBOR plus 2 bps),
0.260%, 4–6–21 (A)	25,000	25,000
Toronto-Dominion Bank,
0.210%, 3–7–22	20,000	20,000

Total Certificate Of Deposit – 4.2%		65,000
Commercial Paper (B)
Bank of Nova Scotia (The) (3-Month U.S. LIBOR plus 4 bps),
0.240%, 5–11–21 (A)	15,000	15,000
Corporacion Andina de Fomento:
0.220%, 4–8–21	10,000	9,999
0.200%, 4–13–21	2,815	2,815
0.210%, 5–10–21	26,500	26,494
0.240%, 5–26–21	12,000	11,995
0.230%, 8–17–21	23,000	22,980
0.230%, 8–24–21	5,000	4,995
Duke Energy Corp.,
0.120%, 4–1–21	15,630	15,630
Exxon Mobil Corp.:
0.210%, 4–27–21	10,000	9,998
0.270%, 7–22–21	10,000	9,992
Honeywell International, Inc.,
0.220%, 10–6–21	10,000	9,988
J.M. Smucker Co. (The),
0.100%, 4–1–21	15,000	15,000
Malayan Banking Berhad (GTD by Wells Fargo Bank N.A.):
0.290%, 4–20–21	32,500	32,495
0.170%, 4–26–21	30,000	29,996
0.120%, 4–27–21	8,400	8,399
0.180%, 4–28–21	3,000	2,999
Northern Illinois Gas Co.,
0.080%, 4–12–21	5,000	5,000
Pricoa Short Term Funding LLC:
0.180%, 11–16–21	5,050	5,044
0.200%, 2–14–22	3,000	2,995
Royal Bank of Canada (3-Month U.S. LIBOR plus 5 bps),
0.230%, 6–15–21 (A)	25,000	25,000
Royal Bank of Canada,
0.230%, 9–10–21	5,000	4,995
Royal Bank of Canada (Secured Overnight Financing Rate plus 20 bps),
0.210%, 4–1–21 (A)	15,000	15,000
Shell International Finance B.V. (GTD by Royal Dutch Shell plc):
0.490%, 5–25–21	6,000	5,995
0.250%, 8–23–21	3,000	2,997
0.250%, 9–2–21	13,000	12,986
0.250%, 9–3–21	3,100	3,097
0.250%, 9–7–21	1,400	1,398
Toronto-Dominion Bank,
0.200%, 5–6–21	5,000	4,999
Total Capital Canada Ltd. (GTD by Total S.A.):
0.180%, 4–6–21	7,500	7,500
0.160%, 4–7–21	6,000	6,000
0.130%, 5–17–21	2,000	2,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Commercial Paper (B) (Continued)
UnitedHealth Group, Inc.:
0.130%, 4–8–21	$3,500	$3,500
0.150%, 4–12–21	5,800	5,800
0.110%, 4–20–21	5,000	5,000
0.140%, 4–21–21	25,100	25,098
Walgreens Boots Alliance, Inc.:
0.180%, 4–6–21	15,000	15,000
0.200%, 4–9–21	348	348
Wisconsin Electric Power Co.:
0.120%, 4–6–21	21,000	21,000
0.120%, 4–7–21	5,000	5,000
0.130%, 4–9–21	50,000	49,998

Total Commercial Paper – 29.6%		464,525
Master Note
Toyota Motor Credit Corp. (1–Week U.S. LIBOR plus 25 bps),
0.340%, 4–7–21 (A)	50,896	50,896

Total Master Note – 3.3%		50,896

	Shares
Money Market Funds (C)
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%, 4–1–21	3,279	3,279

Total Money Market Funds – 0.2%		3,279

	Principal
Notes
Banco del Estado de Chile (Secured Overnight Financing Rate plus 22 bps),
0.230%, 4–1–21 (A)	$20,000	20,000
Bank of Montreal (1-Month U.S. LIBOR plus 11 bps),
0.210%, 4–9–21 (A)	25,000	25,000
Bank of Montreal (1-Month U.S. LIBOR plus 9 bps),
0.190%, 4–5–21 (A)	25,000	25,000
Bank of Montreal (Secured Overnight Financing Rate plus 19 bps),
0.210%, 4–1–21	25,000	25,000
Bank of Nova Scotia (The) (3-Month U.S. LIBOR plus 5 bps):
0.250%, 5–5–21 (A)	38,000	38,000
Bank of Nova Scotia (The) (3-Month U.S. LIBOR plus 3 bps),
0.250%, 4–9–21 (A)	25,000	25,000
Canadian Imperial Bank of Commerce (3-Month U.S. LIBOR plus 2 bps),
0.210%, 6–1–21 (A)	15,000	15,000

CORPORATE OBLIGATIONS (Continued)	Principal	Value
Notes (Continued)
Canadian Imperial Bank of Commerce (3-Month U.S. LIBOR plus 3 bps),
0.220%, 6–4–21 (A)	$30,000	$30,000
Canadian Imperial Bank of Commerce (3-Month U.S. LIBOR plus 14 bps),
0.360%, 6–19–21 (A)	20,000	20,000
Canadian Imperial Bank of Commerce (3-Month U.S. LIBOR plus 5 bps),
0.240%, 5–4–21 (A)	10,000	10,000
Net Magan Two LLC (GTD by Federal Home Loan Bank) (1-Month U.S. LIBOR plus 10 bps),
0.350%, 4–7–21 (A)	15,200	15,200
Osprey Properties Ltd. (1-Month U.S. LIBOR),
0.100%, 4–7–21 (A)	19,670	19,670
Royal Bank of Canada (3-Month U.S. LIBOR plus 12 bps),
0.310%, 6–16–21 (A)	7,000	7,000
Royal Bank of Canada (3-Month U.S. LIBOR plus 7 bps),
0.280%, 4–29–21 (A)	25,000	25,000
Toronto-Dominion Bank (Federal Funds Rate plus 16 bps),
0.230%, 4–1–21 (A)	15,000	15,000
Toronto-Dominion Bank (3-Month U.S. LIBOR plus 11 bps),
0.290%, 6–10–21 (A)	15,000	15,000
Toronto-Dominion Bank (Federal Funds Rate plus 35 bps),
0.420%, 4–1–21 (A)	10,000	10,000

Total Notes – 21.9%		339,870

TOTAL CORPORATE OBLIGATIONS – 59.2%		$923,570
(Cost: $923,570)

MUNICIPAL OBLIGATIONS
California – 3.3%
CA Sch Fin Auth, Rev Notes (Granada Hills Charter High Sch), Ser 2021A-1 (GTD by Citigroup, Inc.),
0.260%, 12–30–21	6,835	6,835
CA Sch Fin Auth, Rev Notes (Granada Hills Charter High Sch), Ser 2021B-2 (GTD by Royal Bank of Scotland),
0.260%, 12–30–21	4,000	4,000
Contra Costa Cnty, Multifamily Hsng Rev Rfdg Bonds, Ser 2003F (Bond Market Association Index),
0.070%, 4–7–21 (A)	2,000	2,000
San Francisco, CA, Arpt Comsn, Intl Arpt Rev Commercial Paper Notes, Ser 2021,
0.150%, 4–26–21	2,000	2,000

42	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
California (Continued)
State of California (GTD by Royal Bank of Canada):
0.140%, 5–12–21	$5,000	$5,000
0.130%, 5–26–21	8,000	8,000
University of California (1-Month U.S. LIBOR plus 8 bps),
0.090%, 4–7–21 (A)	24,250	24,250

		52,085

Colorado – 0.1%
Sheridan Redev Agy CO Tax, Var Rfdg S Santa Fe Dr Corridor Redev PJ, Ser A-1 (GTD by JPMorgan Chase & Co.) (BVAL plus 30 bps),
0.250%, 4–7–21 (A)	1,100	1,100

Florida – 0.2%
Miami-Dade Cnty, FL, Seaport Rev Commercial Paper Notes, Ser A-2 (GTD by Bank of America N.A.),
0.200%, 5–6–21	2,619	2,619

Kansas – 0.1%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps),
0.060%, 4–1–21 (A)	1,895	1,895

Massachusetts – 1.3%
MA Edu Fin Auth, Commercial Paper Notes, Ser A (GTD by Royal Bank of Canada):
0.150%, 5–11–21	15,000	15,000
0.130%, 5–18–21	5,000	5,000

		20,000

Missouri – 0.3%
Kansas City, MO, Var Rate Dem Taxable Spl Oblig Rfdg Bonds (President Hotel Redev Proj), Ser 2009B (GTD by JPMorgan Chase & Co.) (BVAL plus 22 bps),
0.100%, 4–7–21 (A)	5,200	5,200

MUNICIPAL OBLIGATIONS (Continued)	Principal	Value
New Jersey – 0.3%
Trap Rock Industries, Inc., Var Demand Bonds, Ser 2005 (GTD by Wachovia Bank N.A.) (1-Week U.S. LIBOR plus 10 bps),
0.150%, 4–7–21 (A)	$4,725	$4,725

New York – 0.3%
Long Island Power Auth, Elec Sys Rev Commercial Paper Notes, Ser 2015GR-1A (GTD by Toronto Dominion Bank),
0.120%, 4–1–21	5,000	5,000

Virgina – 0.1%
Staunton, VA, Indl Dev Auth, Commercial Paper, Ser 2005B (GTD by Bank of America N.A.),
0.160%, 4–5–21	1,575	1,575

TOTAL MUNICIPAL OBLIGATIONS – 6.0%		$94,199
(Cost: $94,199)

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
Treasury Bills (B) – 9.5%
U.S. Treasury Bills:
0.090%, 4–8–21	10,000	10,000
0.080%, 4–15–21	4,000	4,000
0.080%, 4–29–21	9,100	9,099
0.060%, 5–6–21	9,000	8,999
0.030%, 5–13–21	33,000	32,999
0.070%, 5–27–21	9,100	9,099
U.S. Treasury Cash Management Bills:
0.090%, 4–6–21	8,000	8,000
0.100%, 4–13–21	10,000	10,000
0.090%, 4–20–21	7,000	7,000
0.070%, 4–27–21	12,000	11,999
0.090%, 5–4–21	19,000	18,999
0.040%, 6–1–21	9,000	8,999
0.090%, 6–29–21	5,000	4,999
0.050%, 7–13–21	4,000	3,999

		148,191

UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
United States Government Agency Obligations – 25.3%
U.S. International Development Finance Corp. (GTD by U.S. Government):
0.150%, 8–11–21	$1,000	$1,000
0.300%, 11–15–21	3,750	3,750
U.S. International Development Finance Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
0.090%, 4–7–21 (A)	217,718	217,718
0.100%, 4–7–21 (A)	149,023	149,023
0.110%, 4–7–21 (A)	12,885	12,885
1.000%, 4–9–21	1,370	1,370
0.260%, 9–30–21	9,000	9,000

		394,746

TOTAL UNITED STATES GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS – 34.8%		$542,937
(Cost: $542,937)

TOTAL INVESTMENT SECURITIES – 100.0%		$1,560,706
(Cost: $1,560,706)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(711)

NET ASSETS – 100.0%		$1,559,995

Notes to Schedule of Investments

(A)

Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(B)	Rate shown is the yield to maturity at March 31, 2021.

(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

2021	SEMIANNUAL REPORT	43

SCHEDULE OF INVESTMENTS	IVY CASH MANAGEMENT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Obligations	$3,279	$920,291	$—
Municipal Obligations	—	94,199	—
United States Government and Government Agency Obligations	—	542,937	—
Total	$3,279	$1,557,427	$—

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

TB = Treasury Bill

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY CORPORATE BOND FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation
Bonds	97.4%
Corporate Debt Securities	90.9%
Asset-Backed Securities	2.4%
Municipal Bonds — Taxable	1.6%
Other Government Securities	1.6%
United States Government and Government Agency Obligations	0.7%
Mortgage-Backed Securities	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Quality Weightings

Investment Grade	92.3%
AAA	2.1%
AA	10.5%
A	27.0%
BBB	52.7%
Non-Investment Grade	5.1%
BB	4.4%
Non-rated	0.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	45

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust:
3.500%, 5–26–22	$383	$394
1.750%, 1–30–26	1,700	1,651
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	3,132	3,194
American Airlines Class A Pass-Through Certificates, Series 2016-2,
3.650%, 6–15–28	1,619	1,549
American Airlines Class AA Pass-Through Certificates, Series 2016-2,
3.200%, 6–15–28	2,429	2,418
American Airlines Class AA Pass-Through Certificates, Series 2017-2,
3.350%, 10–15–29	865	873
American Airlines, Inc. Pass-Through Certificates, Series 2016-1, Class AA,
3.575%, 1–15–28	3,142	3,182
American Airlines, Inc. Pass-Through Certificates, Series 2017-1, Class AA,
3.650%, 2–15–29	403	406
Delta Air Lines, Inc. Pass-Through Certificates, Series 2020AA, Class B,
2.000%, 6–10–28	1,916	1,919
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	4,148	4,241

TOTAL ASSET-BACKED SECURITIES – 2.4%		$19,827
(Cost: $19,689)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.3%
Bell Canada (GTD by BCE, Inc.),
4.300%, 7–29–49	2,245	2,517

Cable & Satellite – 2.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.464%, 7–23–22	3,208	3,346
4.500%, 2–1–24	317	346
3.900%, 6–1–52	1,385	1,330
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.900%, 3–1–38	1,000	1,123
4.600%, 10–15–38	1,875	2,263
Comcast Corp. (GTD by Comcast Cable Communications LLC and NBCUniversal Media LLC),
3.250%, 11–1–39	3,125	3,219
Cox Communications, Inc.:
1.800%, 10–1–30 (A)	1,150	1,064
2.950%, 10–1–50 (A)	1,150	1,018

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Cable & Satellite (Continued)
Omnicom Group, Inc. and Omnicom Capital, Inc.,
3.650%, 11–1–24	$1,545	$1,680
Viacom, Inc.,
4.750%, 5–15–25	3,000	3,394

		18,783

Integrated Telecommunication Services – 2.9%
AT&T, Inc.:
3.650%, 6–1–51	5,400	5,223
3.300%, 2–1–52	2,350	2,116
3.500%, 9–15–53 (A)	1,200	1,109
3.550%, 9–15–55 (A)	1,000	915
Sprint Corp.,
7.875%, 9–15–23	2,535	2,898
Verizon Communications, Inc.:
2.100%, 3–22–28	1,200	1,205
4.329%, 9–21–28	2,500	2,862
4.812%, 3–15–39	4,672	5,591
2.987%, 10–30–56 (A)	2,687	2,372

		24,291

Interactive Media & Services – 0.1%
Alphabet, Inc.,
2.050%, 8–15–50	1,356	1,121

Movies & Entertainment – 1.1%
Netflix, Inc.,
5.875%, 2–15–25	4,149	4,756
TWDC Enterprises 18 Corp.,
3.700%, 12–1–42	1,000	1,083
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	2,287
3.600%, 1–13–51	967	1,029

		9,155

Publishing – 0.7%
Thomson Reuters Corp.:
3.350%, 5–15–26	2,450	2,648
5.850%, 4–15–40	2,148	2,742
5.650%, 11–23–43	155	195

		5,585

Wireless Telecommunication Service – 1.9%
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,012
3.663%, 5–15–25 (A)	5,120	5,458
4.241%, 7–15–28 (A)	2,500	2,786
Sprint Spectrum L.P.,
3.360%, 9–20–21 (A)	1,125	1,133
T-Mobile USA, Inc.:
3.500%, 4–15–25 (A)	2,350	2,535
4.375%, 4–15–40 (A)	1,475	1,639
3.300%, 2–15–51 (A)	575	538

		16,101

Total Communication Services – 9.2%		77,553

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Discretionary

Apparel Retail – 0.1%
Kohl’s Corp.,
3.250%, 2–1–23	$540	$559

Apparel, Accessories & Luxury Goods – 0.3%
PVH Corp.,
4.625%, 7–10–25	1,950	2,143

Automobile Manufacturers – 0.1%
Nissan Motor Co. Ltd.,
3.522%, 9–17–25 (A)	1,150	1,218

Automotive Retail – 0.7%
7-Eleven, Inc.,
0.950%, 2–10–26 (A)	3,350	3,263
AutoNation, Inc.:
3.500%, 11–15–24	425	458
4.750%, 6–1–30	1,573	1,814

		5,535

Casinos & Gaming – 0.3%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2–15–26 (A)	1,375	1,373
GLP Capital L.P. and GLP Financing II, Inc.:
5.375%, 11–1–23	205	224
5.375%, 4–15–26	575	645

		2,242

Department Stores – 0.1%
Nordstrom, Inc.,
2.300%, 4–8–24(A)	550	551

Education Services – 0.2%
University of Southern California,
3.028%, 10–1–39	2,000	2,123

Footwear – 0.4%
NIKE, Inc.,
3.250%, 3–27–40	3,600	3,780

General Merchandise Stores – 0.3%
Dollar General Corp.,
4.125%, 4–3–50	2,500	2,769

Home Improvement Retail – 0.8%
Home Depot, Inc. (The):
4.200%, 4–1–43	4,700	5,459
3.350%, 4–15–50	1,145	1,187

		6,646

Homebuilding – 1.9%
D.R. Horton, Inc.,
2.600%, 10–15–25	3,620	3,807
Lennar Corp.:
4.125%, 1–15–22	1,750	1,777
4.750%, 11–15–22(B)	3,630	3,807
4.750%, 11–29–27(C)	1,275	1,464
NVR, Inc., 3.000%, 5–15–30	5,313	5,453

		16,308

46	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.,
3.875%, 8–22–37	$6,650	$7,620
Expedia Group, Inc.,
6.250%, 5–1–25 (A)	257	297

		7,917

Restaurants – 0.5%
Darden Restaurants, Inc.:
3.850%, 5–1–27	900	980
4.550%, 2–15–48	2,900	3,067

		4,047

Total Consumer Discretionary—6.6%		55,838
Consumer Staples

Agricultural Products – 0.4%
Archer Daniels Midland Co.,
3.250%, 3–27–30	2,393	2,571
Cargill, Inc.,
3.875%, 5–23–49 (A)	500	539

		3,110

Brewers – 0.8%
Anheuser–Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2–1–36	5,700	6,677

Drug Retail – 0.7%
CVS Health Corp.:
4.100%, 3–25–25	2,250	2,492
3.750%, 4–1–30	1,750	1,909
4.780%, 3–25–38	1,575	1,859

		6,260

Food Distributors – 1.0%
McCormick & Co., Inc.:
3.500%, 9–1–23	1,025	1,089
0.900%, 2–15–26	4,345	4,235
Sysco Corp., 6.600%, 4–1–40	2,320	3,237

		8,561

Food Retail – 0.4%
Alimentation Couche-Tard, Inc.:
2.700%, 7–26–22 (A)	755	775
2.950%, 1–25–30 (A)	2,450	2,501

		3,276

Hypermarkets & Super Centers – 0.8%
Walmart, Inc.,
4.050%, 6–29–48	5,868	6,949

Packaged Foods & Meats – 1.0%
Hormel Foods Corp.,
1.800%, 6–11–30	3,265	3,136
Nestle Holdings, Inc.:
3.900%, 9–24–38 (A)	1,700	1,951
4.000%, 9–24–48 (A)	2,735	3,205

		8,292

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Personal Products – 0.4%
Estee Lauder Co., Inc. (The),
4.150%, 3–15–47	$3,125	$3,624

Soft Drinks – 1.4%
Coca–Cola Co. (The),
2.000%, 3–5–31	1,665	1,627
Keurig Dr Pepper, Inc.,
0.750%, 3–15–24	1,385	1,386
PepsiCo, Inc.:
3.450%, 10–6–46	1,500	1,586
3.375%, 7–29–49	3,266	3,374
3.625%, 3–19–50	3,175	3,502

		11,475

Tobacco – 0.6%
Imperial Brands Finance plc,
3.125%, 7–26–24 (A)	3,800	4,016
Philip Morris International, Inc.,
2.875%, 5–1–24	1,158	1,229

		5,245

Total Consumer Staples—7.5%		63,469
Energy

Integrated Oil & Gas – 0.4%
National Fuel Gas Co.,
5.500%, 1–15–26	2,625	3,000

Oil & Gas Exploration & Production – 1.4%
Cameron LNG LLC,
3.701%, 1–15–39 (A)	1,000	1,061
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	6,500	7,033
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	1,193	1,326
EQT Corp.:
3.000%, 10–1–22(C)	1,500	1,525
7.875%, 2–1–25(B)	1,000	1,151

		12,096

Oil & Gas Storage & Transportation – 5.2%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	3,090	3,419
Cheniere Corpus Christi Holdings LLC,
7.000%, 6–30–24	1,725	1,985
Colonial Pipeline Co.,
4.250%, 4–15–48 (A)	2,000	2,172
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	6,000	6,695
Energy Transfer Operating L.P.,
5.300%, 4–15–47	1,450	1,530
Energy Transfer Partners L.P.,
4.900%, 3–15–35	750	791
EQT Midstream Partners L.P.,
4.750%, 7–15–23	842	874
Midwest Connector Capital Co. LLC,
4.625%, 4–1–29 (A)	4,115	4,173

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Plains All American Pipeline L.P. and PAA Finance Corp.,
3.600%, 11–1–24	$4,469	$4,755
Sabal Trail Transmission LLC,
4.246%, 5–1–28 (A)	5,000	5,552
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	3,000	3,780
Transcontinental Gas Pipe Line Co. LLC:
3.250%, 5–15–30	1,775	1,864
4.600%, 3–15–48	2,000	2,271
Williams Partners L.P.,
4.850%, 3–1–48	3,500	3,886

		43,747

Total Energy—7.0%		58,843
Financials

Asset Management & Custody Banks – 3.3%
Apollo Management Holdings L.P.,
2.650%, 6–5–30 (A)	4,750	4,668
Blackstone Holdings Finance Co. LLC,
3.500%, 9–10–49 (A)	1,110	1,119
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.),
3.450%, 4–15–50	1,600	1,514
Citadel Finance LLC,
3.375%, 3–9–26 (A)	3,100	3,067
JAB Holdings B.V.,
2.200%, 11–23–30 (A)	3,755	3,527
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.),
3.500%, 8–25–50 (A)	2,750	2,723
National Securities Clearing Corp.,
1.500%, 4–23–25 (A)	8,000	8,079
Owl Rock Capital Corp.:
5.250%, 4–15–24	1,125	1,227
4.000%, 3–30–25	1,675	1,755

		27,679

Consumer Finance – 1.2%
Ford Motor Credit Co. LLC:
5.875%, 8–2–21	2,500	2,533
2.979%, 8–3–22	2,000	2,030
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7–6–21	4,500	4,520
1.250%, 1–8–26	1,375	1,349

		10,432

Diversified Banks – 7.1%
Banco Santander S.A.,
3.500%, 4–11–22	2,500	2,576
Bank of America Corp.:
4.200%, 8–26–24	6,000	6,618
2.496%, 2–13–31	3,000	2,972
2.592%, 4–29–31	5,325	5,314
1.898%, 7–23–31	2,650	2,489
6.300%, 12–29–49	2,000	2,300

2021	SEMIANNUAL REPORT	47

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Diversified Banks (Continued)
Bank of America Corp. (3–Month U.S. LIBOR plus 77 bps),
0.965%, 2–5–26 (D)	$1,000	$1,005
Citizens Bank N.A.,
3.250%, 2–14–22	1,750	1,790
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)(C)	3,500	3,524
Danske Bank A.S.,
2.700%, 3–2–22 (A)	2,000	2,041
Fifth Third Bank N.A.,
2.250%, 6–14–21	2,500	2,506
ING Groep N.V.,
3.550%, 4–9–24	2,425	2,611
Korea Development Bank,
3.000%, 3–19–22	1,875	1,921
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	3,588	3,618
Toronto-Dominion Bank,
3.250%, 3–11–24	3,125	3,361
U.S. Bancorp,
2.375%, 7–22–26	1,625	1,695
U.S. Bank N.A.,
3.450%, 11–16–21	1,500	1,525
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	1,006
2.393%, 6–2–28	1,500	1,537
4.150%, 1–24–29	1,500	1,690
2.879%, 10–30–30	4,808	4,953
2.572%, 2–11–31	600	603
5.013%, 4–4–51	850	1,090
3.900%, 3–15–69	575	581

		59,326

Financial Exchanges & Data – 0.4%
Intercontinental Exchange, Inc.,
2.100%, 6–15–30	3,655	3,517

Investment Banking & Brokerage – 4.0%
Charles Schwab Corp. (The),
1.650%, 3–11–31	2,850	2,662
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	4,000	4,101
Goldman Sachs Group, Inc. (The):
2.905%, 7–24–23	1,000	1,030
4.250%, 10–21–25	2,500	2,790
3.500%, 11–16–26	1,000	1,084
4.017%, 10–31–38	5,800	6,432
Morgan Stanley:
4.875%, 11–1–22	6,167	6,575
3.875%, 1–27–26	4,150	4,614
1.794%, 2–13–32	4,475	4,177
3.971%, 7–22–38	445	494

		33,959

Life & Health Insurance – 2.5%
Aflac, Inc.,
4.750%, 1–15–49	2,750	3,408
Metropolitan Life Insurance Co.,
3.450%, 10–9–21 (A)	2,000	2,033
New York Life Global Funding:
2.300%, 6–10–22 (A)	3,000	3,070
2.900%, 1–17–24 (A)	1,500	1,594
2.350%, 7–14–26 (A)	3,000	3,127

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance (Continued)
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (A)	$3,000	$3,197
Principal Life Global Funding II,
3.000%, 4–18–26 (A)	4,000	4,275

		20,704

Multi-Line Insurance – 0.4%
Aon Corp. (GTD by Aon plc),
2.800%, 5–15–30	3,450	3,526

Other Diversified Financial Services – 3.7%
Citigroup, Inc.:
3.500%, 5–15–23	1,390	1,471
3.875%, 3–26–25	2,948	3,213
3.520%, 10–27–28	3,250	3,515
2.666%, 1–29–31	2,575	2,587
4.412%, 3–31–31	3,690	4,211
4.700%, 7–30–68	1,150	1,158
5.000%, 3–12–69	2,000	2,061
JPMorgan Chase & Co.:
3.875%, 9–10–24	1,964	2,153
3.220%, 3–1–25	5,000	5,334
4.000%, 10–1–68	2,100	2,080
5.000%, 2–1–69	3,500	3,618

		31,401

Regional Banks – 0.7%
First Republic Bank,
2.500%, 6–6–22	5,000	5,112
Huntington Bancshares, Inc.,
2.300%, 1–14–22	685	694

		5,806

Specialized Finance – 0.8%
Fidelity National Financial, Inc.,
3.400%, 6–15–30	2,650	2,766
LSEGA Financing plc,
2.500%, 4–6–31 (A)	4,220	4,165

		6,931

Total Financials – 24.1%		203,281
Health Care

Biotechnology – 0.4%
Amgen, Inc.,
4.950%, 10–1–41	3,000	3,721

Health Care Equipment – 0.6%
Becton Dickinson & Co.,
2.894%, 6–6–22	2,601	2,669
Boston Scientific Corp.,
3.850%, 5–15–25	1,925	2,127

		4,796

Health Care Facilities – 0.8%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5–1–23	188	203
5.875%, 5–1–23	1,729	1,882

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Facilities (Continued)
5.875%, 2–1–29	$400	$466
5.250%, 6–15–49	1,350	1,652
Universal Health Services, Inc., 2.650%, 10–15–30 (A)	2,315	2,235

		6,438

Health Care Services – 0.2%
CVS Caremark Corp.,
3.875%, 7–20–25	1,724	1,906

Health Care Supplies – 0.3%
Dentsply Sirona, Inc.,
3.250%, 6–1–30	2,775	2,901

Managed Health Care – 0.8%
Anthem, Inc.,
2.250%, 5–15–30	1,650	1,624
Humana, Inc.,
2.900%, 12–15–22	2,000	2,072
UnitedHealth Group, Inc.:
3.500%, 2–15–24	600	650
2.750%, 5–15–40	2,020	1,986

		6,332

Pharmaceuticals – 2.7%
Bayer U.S. Finance II LLC,
2.850%, 4–15–25 (A)	1,950	2,005
Bayer U.S. Finance LLC,
3.000%, 10–8–21 (A)	500	506
Elanco Animal Health, Inc.:
4.912%, 8–27–21 (B)	2,250	2,270
5.022%, 8–28–23 (B)	2,250	2,421
Merck & Co., Inc.:
2.350%, 6–24–40	2,675	2,476
2.450%, 6–24–50	2,000	1,764
Novartis Capital Corp. (GTD by Novartis AG):
4.400%, 5–6–44	1,000	1,218
2.750%, 8–14–50	2,642	2,508
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9–2–25 (A)	4,300	4,211
3.300%, 9–2–40 (A)	425	410
Zoetis, Inc.:
3.900%, 8–20–28	678	754
2.000%, 5–15–30	2,200	2,120

		22,663

Total Health Care – 5.8%		48,757
Industrials

Aerospace & Defense – 2.2%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (A)	2,300	2,532
Boeing Co. (The):
2.950%, 2–1–30	2,500	2,493
3.750%, 2–1–50	5,125	4,909
Harris Corp.,
5.054%, 4–27–45	1,591	1,975
Raytheon Technologies Corp.,
3.125%, 7–1–50	1,545	1,497

48	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Aerospace & Defense (Continued)
Rockwell Collins, Inc., 2.800%, 3–15–22	$3,500	$3,574
United Technologies Corp.,
4.625%, 11–16–48	1,150	1,376

		18,356

Agricultural & Farm Machinery – 0.3%
CNH Industrial Capital LLC (GTD by CNH Industrial Capital America LLC and New Holland Credit Co. LLC),
1.950%, 7–2–23	2,550	2,619

Airlines – 0.7%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	2,906	2,948
Aviation Capital Group LLC,
3.500%, 11–1–27 (A)	645	664
Sydney Airport Finance,
3.625%, 4–28–26 (A)	2,000	2,157

		5,769

Building Products – 0.6%
Lennox International, Inc.,
1.350%, 8–1–25	2,500	2,488
Masco Corp.,
1.500%, 2–15–28	2,775	2,665

		5,153

Diversified Support Services – 0.4%
Genpact Luxembourg S.a.r.l. (GTD by Genpact Ltd.),
3.375%, 12–1–24	2,000	2,151
Genpact Luxembourg S.a.r.l. and Genpact USA, Inc.,
1.750%, 4–10–26	1,100	1,093

		3,244

Electrical Components & Equipment – 0.2%
Vontier Corp.,
2.400%, 4–1–28 (A)	1,800	1,768

Environmental & Facilities Services – 0.5%
Republic Services, Inc.,
2.300%, 3–1–30	674	669
Waste Connections, Inc.,
3.500%, 5–1–29	3,300	3,558
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.500%, 11–15–50	500	432

		4,659

Industrial Machinery – 0.2%
Roper Technologies, Inc.,
2.000%, 6–30–30	2,075	1,983

Railroads – 1.0%
Burlington Northern Santa Fe LLC,
4.550%, 9–1–44	2,000	2,365

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Railroads (Continued)
Kansas City Southern,
4.300%, 5–15–43	$2,525	$2,768
Union Pacific Corp.,
3.550%, 8–15–39	3,125	3,320

		8,453

Research & Consulting Services – 1.4%
CoStar Group, Inc.,
2.800%, 7–15–30 (A)	4,817	4,709
IHS Markit Ltd.,
5.000%, 11–1–22 (A)	4,070	4,287
Verisk Analytics, Inc.:
4.125%, 3–15–29	500	556
3.625%, 5–15–50	2,004	1,970

		11,522

Total Industrials – 7.5%		63,526
Information Technology

Application Software – 1.6%
Adobe, Inc.,
2.300%, 2–1–30	815	824
Autodesk, Inc.,
2.850%, 1–15–30	4,616	4,737
Infor, Inc.:
1.450%, 7–15–23 (A)	575	582
1.750%, 7–15–25 (A)	4,875	4,927
NXP B.V. and NXP Funding LLC,
3.875%, 6–18–26 (A)	2,200	2,422

		13,492

Communications Equipment – 0.4%
Motorola Solutions, Inc.,
2.300%, 11–15–30	3,775	3,570

Data Processing & Outsourced Services – 3.0%
Fidelity National Information Services, Inc.,
1.650%, 3–1–28	2,775	2,714
Fiserv, Inc.,
3.850%, 6–1–25	5,500	6,040
Global Payments, Inc.,
2.650%, 2–15–25	4,195	4,408
PayPal Holdings, Inc.:
2.650%, 10–1–26	3,662	3,875
2.300%, 6–1–30	1,400	1,387
3.250%, 6–1–50	1,463	1,455
Visa, Inc.:
2.700%, 4–15–40	5,065	4,960
4.300%, 12–14–45	585	706

		25,545

Electronic Components – 0.5%
Amphenol Corp.,
2.050%, 3–1–25	410	423
Maxim Integrated Products, Inc.:
3.375%, 3–15–23	525	550
3.450%, 6–15–27	2,620	2,862

		3,835

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Internet Services & Infrastructure – 0.1%
Baidu, Inc.,
1.720%, 4–9–26	$820	$816

IT Consulting & Other Services – 0.4%
Leidos, Inc. (GTD by Leidos Holdings, Inc.),
2.950%, 5–15–23 (A)	2,845	2,974

Semiconductor Equipment – 0.3%
Lam Research Corp.,
3.750%, 3–15–26	2,325	2,577

Semiconductors – 3.6%
Broadcom, Inc.:
3.625%, 10–15–24	3,235	3,520
4.700%, 4–15–25	1,000	1,127
Intel Corp.,
4.100%, 5–19–46	4,800	5,441
Microchip Technology, Inc.,
3.922%, 6–1–21	4,165	4,189
QUALCOMM, Inc.,
4.300%, 5–20–47	3,000	3,532
Taiwan Semiconductor Manufacturing Co. Ltd.,
1.375%, 9–28–30 (A)	3,535	3,277
Texas Instruments, Inc.:
2.250%, 9–4–29	3,000	3,016
3.875%, 3–15–39	2,478	2,844
4.150%, 5–15–48	600	714
Xilinx, Inc.,
2.375%, 6–1–30	2,875	2,810

		30,470

Systems Software – 1.4%
Fortinet, Inc.:
1.000%, 3–15–26	1,665	1,628
2.200%, 3–15–31	1,655	1,602
Microsoft Corp.,
2.921%, 3–17–52	3,500	3,448
ServiceNow, Inc.,
1.400%, 9–1–30	5,459	4,934

		11,612

Technology Hardware, Storage & Peripherals – 0.9%
Apple, Inc.:
3.850%, 5–4–43	1,150	1,301
4.650%, 2–23–46	1,295	1,610
3.850%, 8–4–46	2,950	3,307
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 6–1–23	1,135	1,208

		7,426

Total Information Technology – 12.2%		102,317
Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
3.500%, 12–15–27	1,950	2,135
Vulcan Materials Co.,
3.900%, 4–1–27	575	645

		2,780

2021	SEMIANNUAL REPORT	49

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Fertilizers & Agricultural Chemicals – 0.6%
Mosaic Co. (The):
3.250%, 11–15–22	$1,775	$1,844
4.250%, 11–15–23	600	648
Nutrien Ltd.,
4.125%, 3–15–35	1,974	2,177

		4,669

Metal & Glass Containers – 0.1%
Colonial Enterprises, Inc.,
3.250%, 5–15–30 (A)	1,020	1,079

Specialty Chemicals – 0.2%
Ecolab, Inc.,
4.800%, 3–24–30	1,150	1,376

Total Materials – 1.2%		9,904
Real Estate

Diversified REITs – 0.2%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3–15–28	1,640	1,595
2.700%, 2–15–32	265	252

		1,847

Industrial REITs – 0.8%
Aircastle Ltd.,
5.500%, 2–15–22	4,909	5,104
Avolon Holdings Funding Ltd.:
3.625%, 5–1–22 (A)	215	219
3.250%, 2–15–27 (A)	1,500	1,488

		6,811

Residential REITs – 0.4%
American Homes 4 Rent:
4.250%, 2–15–28	1,580	1,732
4.900%, 2–15–29	1,497	1,710

		3,442

Retail REITs – 0.3%
Brixmor Operating Partnership L.P.,
2.250%, 4–1–28	2,335	2,291

Specialized REITs – 2.5%
American Tower Corp.,
3.070%, 3–15–23 (A)	3,000	3,035
American Tower Trust I,
3.652%, 3–23–28 (A)	2,000	2,166
Crown Castle International Corp.:
3.150%, 7–15–23	225	238
1.050%, 7–15–26	3,000	2,905
CubeSmart L.P. (GTD by CubeSmart),
4.375%, 2–15–29	2,485	2,767
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.):
2.900%, 11–15–24	2,160	2,282
3.450%, 11–15–29	1,995	2,051
EPR Properties,
4.950%, 4–15–28	1,067	1,098

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs (Continued)
Equinix, Inc.,
2.625%, 11–18–24	$4,075	$4,294
VICI Properties L.P. and VICI Note Co., Inc., 4.625%, 12–1–29 (A)	400	415

		21,251

Total Real Estate – 4.2%		35,642
Utilities

Electric Utilities – 3.4%
American Transmission Systems, Inc.,
5.250%, 1–15–22 (A)	600	619
Appalachian Power Co., Series W,
4.450%, 6–1–45	1,000	1,130
CenterPoint Energy, Inc.,
2.950%, 3–1–30	3,250	3,335
Commonwealth Edison Co.,
3.650%, 6–15–46	2,500	2,665
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,570	1,641
Duke Energy Ohio, Inc.,
4.300%, 2–1–49	540	615
Entergy Corp.:
0.900%, 9–15–25	1,700	1,660
3.750%, 6–15–50	1,800	1,807
FirstEnergy Corp.:
2.850%, 7–15–22	1,730	1,756
3.400%, 3–1–50	710	621
MidAmerican Energy Co.,
3.950%, 8–1–47	1,000	1,111
National Rural Utilities Cooperative Finance Corp.,
4.400%, 11–1–48	3,000	3,516
Southern California Edison Co.,
4.125%, 3–1–48	2,475	2,593
Virginia Electric and Power Co., Series B,
4.600%, 12–1–48	1,850	2,273
Wisconsin Electric Power Co.:
4.250%, 6–1–44	750	831
4.300%, 10–15–48	1,750	2,049

		28,222

Gas Utilities – 0.5%
Southern California Gas Co.,
4.300%, 1–15–49	3,830	4,524

Multi-Utilities – 1.2%
Baltimore Gas and Electric Co.,
4.250%, 9–15–48	2,500	2,900
Berkshire Hathaway Energy Co.,
2.800%, 1–15–23	150	156
Black Hills Corp.,
4.350%, 5–1–33	3,750	4,181
Dominion Energy, Inc.,
4.600%, 3–15–49	1,800	2,135
Dominion Resources, Inc.,
2.750%, 1–15–22	1,000	1,016

		10,388

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Water Utilities – 0.5%
American Water Capital Corp.,
4.150%, 6–1–49	$3,500	$4,027

Total Utilities – 5.6%		47,161

TOTAL CORPORATE DEBT SECURITIES – 90.9%		$766,291
(Cost: $752,241)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.2%
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class B1 (Mortgage spread to 10-year U.S. Treasury index),
2.559%, 3–25–35 (D)	1,913	1,560

TOTAL MORTGAGE-BACKED SECURITIES – 0.2%		$1,560
(Cost: $1,904)

MUNICIPAL BONDS – TAXABLE
New York – 0.9%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	3,000	3,178
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,037	4,129

		7,307

Ohio – 0.7%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	5,500	6,264

TOTAL MUNICIPAL BONDS - TAXABLE – 1.6%		$13,571
(Cost: $11,552)

OTHER GOVERNMENT SECURITIES (E)
Canada – 1.4%
Province de Quebec,
7.140%, 2–27–26	9,365	11,880

Mexico – 0.2%
United Mexican States,
3.750%, 4–19–71	1,750	1,518

TOTAL OTHER GOVERNMENT SECURITIES – 1.6%		$13,398
(Cost: $11,237)

50	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT OBLIGATIONS	Principal	Value
Treasury Obligations – 0.7%
U.S. Treasury Bonds:
3.000%, 11–15–44	$210	$234
1.875%, 2–15–51	6,100	5,414
U.S. Treasury Notes,
2.000%, 8–15–25	19	19

		5,667

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.7%		$5,667
(Cost: $5,813)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (G) – 2.3%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.010% (F)	131	$131
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%	19,199	19,198

		19,329

TOTAL SHORT-TERM SECURITIES – 2.3%		$19,329
(Cost: $19,329)

TOTAL INVESTMENT SECURITIES – 99.7%		$839,643
(Cost: $821,765)

CASH AND OTHER ASSETS, NET OF LIABILITIES (H) – 0.3%		2,390

NET ASSETS – 100.0%		$842,033

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $175,189 or 20.8% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(C)	All or a portion of securities with an aggregate value of $1,349 are on loan.

(D)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(F)	Investment made with cash collateral received from securities on loan.

(G)	Rate shown is the annualized 7-day yield at March 31, 2021.

(H)	Cash of $335 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	Long	239	6–30–21	23,900	$31,294	$(288)

2021	SEMIANNUAL REPORT	51

SCHEDULE OF INVESTMENTS	IVY CORPORATE BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$–	$19,827	$–
Corporate Debt Securities	–	766,291	–
Mortgage-Backed Securities	–	1,560	–
Municipal Bonds	–	13,571	–
Other Government Securities	–	13,398	–
United States Government Obligations	–	5,667	–
Short-Term Securities	19,329	–	–
Total	$19,329	$820,314	$–

Liabilities
Futures Contracts	$288	$–	$–

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

52	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY CROSSOVER CREDIT FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED

Asset Allocation
Bonds	97.4%
Corporate Debt Securities	97.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Quality Weightings

Investment Grade	84.9%
A	9.2%
BBB	75.7%
Non-Investment Grade	12.5%
BB	12.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	2.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	53

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Cable & Satellite – 4.2%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.:
4.500%, 2–1–24	$1,000	$1,094
3.900%, 6–1–52	500	480
Viacom, Inc.,
4.750%, 5–15–25	1,000	1,131

		2,705

Integrated Telecommunication Services – 4.9%
AT&T, Inc.:
3.650%, 6–1–51	500	484
3.300%, 2–1–52	500	450
3.550%, 9–15–55 (A)	250	229
Sprint Corp.,
7.875%, 9–15–23	750	857
Verizon Communications, Inc.:
2.550%, 3–21–31	250	250
2.650%, 11–20–40	500	457
2.875%, 11–20–50	500	444

		3,171

Movies & Entertainment – 2.2%
Netflix, Inc.,
5.875%, 2–15–25	1,250	1,433

Publishing – 2.0%
Thomson Reuters Corp.:
3.350%, 5–15–26	500	541
5.850%, 4–15–40	500	638
5.650%, 11–23–43	125	157

		1,336

Wireless Telecommunication Service – 1.7%
T-Mobile USA, Inc.:
3.500%, 4–15–25 (A)	500	539
4.375%, 4–15–40 (A)	500	556

		1,095

Total Communication Services – 15.0%		9,740
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 2.1%
PVH Corp.,
4.625%, 7–10–25	1,250	1,374

Automotive Retail – 2.1%
AutoNation, Inc.:
3.500%, 11–15–24	1,000	1,078
4.750%, 6–1–30	250	288

		1,366

Casinos & Gaming – 2.2%
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2–15–26 (A)	600	599
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 11–1–23	725	791

		1,390

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Homebuilding – 6.1%
D.R. Horton, Inc.,
2.600%, 10–15–25	$1,250	$1,315
Lennar Corp.:
4.750%, 11–15–22 (B)	750	786
4.750%, 11–29–27 (C)	500	574
NVR, Inc.,
3.000%, 5–15–30	1,250	1,283

		3,958

Restaurants – 1.2%
Darden Restaurants, Inc.,
4.550%, 2–15–48	750	793

Total Consumer Discretionary – 13.7%		8,881
Consumer Staples

Brewers – 1.8%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB),
4.700%, 2–1–36	1,000	1,172

Food Distributors – 1.6%
Sysco Corp.,
6.600%, 4–1–40	750	1,046

Food Retail – 1.6%
Alimentation Couche-Tard, Inc.,
2.950%, 1–25–30 (A)	1,000	1,021

Tobacco – 2.0%
Imperial Brands Finance plc,
3.125%, 7–26–24 (A)	1,250	1,321

Total Consumer Staples – 7.0%		4,560
Energy

Integrated Oil & Gas – 0.9%
National Fuel Gas Co.,
5.500%, 1–15–26	500	572

Oil & Gas Exploration & Production – 1.6%
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	500	541
EQT Corp.:
3.000%, 10–1–22 (C)	250	254
7.875%, 2–1–25 (B)	250	288

		1,083

Oil & Gas Storage & Transportation – 6.6%
Boardwalk Pipelines L.P. (GTD by Boardwalk Pipeline Partners L.P.),
4.450%, 7–15–27	500	553
Cheniere Corpus Christi Holdings LLC,
7.000%, 6–30–24	1,000	1,151
Energy Transfer Operating L.P.,
5.300%, 4–15–47	250	264
EQT Midstream Partners L.P.,
4.750%, 7–15–23	169	175
Midwest Connector Capital Co. LLC,
4.625%, 4–1–29 (A)	750	760

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	$500	$538
Williams Partners L.P.,
4.850%, 3–1–48	750	833

		4,274

Total Energy – 9.1%		5,929
Financials

Asset Management & Custody Banks – 8.8%
Apollo Management Holdings L.P.,
2.650%, 6–5–30 (A)	1,250	1,228
Brookfield Finance LLC (GTD by Brookfield Asset Management, Inc.),
3.450%, 4–15–50	500	473
Citadel Finance LLC,
3.375%, 3–9–26 (A)	1,000	989
JAB Holdings B.V.,
2.200%, 11–23–30 (A)	1,000	940
KKR Group Finance Co. VIII LLC (GTD by KKR & Co., Inc. and KKR Group Partnership L.P.),
3.500%, 8–25–50 (A)	1,000	990
Owl Rock Capital Corp.:
5.250%, 4–15–24	700	764
4.000%, 3–30–25	300	314

		5,698

Consumer Finance – 0.8%
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
1.250%, 1–8–26	500	491

Diversified Banks – 3.1%
Bank of America Corp.,
2.592%, 4–29–31	1,000	998
Wells Fargo & Co.:
2.879%, 10–30–30	500	515
3.900%, 3–15–69	500	505

		2,018

Financial Exchanges & Data – 1.5%
Intercontinental Exchange, Inc.,
2.100%, 6–15–30	1,000	962

Multi-Line Insurance – 0.8%
Aon Corp. (GTD by Aon plc),
2.800%, 5–15–30	500	511

Other Diversified Financial Services – 2.7%
Citigroup, Inc.:
2.666%, 1–29–31	500	503
5.000%, 3–12–69	500	515
JPMorgan Chase & Co.:
4.000%, 10–1–68	250	247
5.000%, 2–1–69	500	517

		1,782

54	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance – 1.2%
Fidelity National Financial, Inc.,
3.400%, 6–15–30	$750	$783

Total Financials – 18.9%		12,245
Health Care

Health Care Facilities – 3.0%
HCA, Inc. (GTD by HCA Holdings, Inc.):
4.750%, 5–1–23	37	40
5.875%, 5–1–23	400	435
5.875%, 2–1–29	250	291
5.250%, 6–15–49	625	765
Universal Health Services, Inc.,
2.650%, 10–15–30 (A)	450	435

		1,966

Health Care Supplies – 1.6%
Dentsply Sirona, Inc.,
3.250%, 6–1–30	1,000	1,046

Pharmaceuticals – 3.1%
Elanco Animal Health, Inc.:
4.912%, 8–27–21 (B)	500	504
5.022%, 8–28–23 (B)	500	538
Royalty Pharma plc (GTD by Royalty Pharma Holdings Ltd.):
1.200%, 9–2–25 (A)	500	490
3.300%, 9–2–40 (A)	500	482

		2,014

Total Health Care – 7.7%		5,026
Industrials

Aerospace & Defense – 1.5%
Boeing Co. (The):
2.950%, 2–1–30	500	498
3.750%, 2–1–50	500	479

		977

Electrical Components & Equipment – 1.2%
Vontier Corp.,
2.400%, 4–1–28 (A)	750	737

Railroads – 1.6%
Kansas City Southern:
4.300%, 5–15–43	500	548
3.500%, 5–1–50	500	501

		1,049

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Research & Consulting Services – 3.0%
CoStar Group, Inc.,
2.800%, 7–15–30 (A)	$1,250	$1,222
Verisk Analytics, Inc.,
3.625%, 5–15–50	750	737

		1,959

Total Industrials – 7.3%		4,722
Information Technology

Communications Equipment – 2.2%
Motorola Solutions, Inc.,
2.300%, 11–15–30	1,500	1,418

Semiconductors – 4.4%
Broadcom, Inc.,
4.700%, 4–15–25	1,000	1,127
Qorvo, Inc.,
3.375%, 4–1–31 (A)	500	490
Xilinx, Inc.,
2.375%, 6–1–30	1,250	1,222

		2,839

Systems Software – 0.7%
ServiceNow, Inc.,
1.400%, 9–1–30	500	452

Technology Hardware, Storage & Peripherals – 0.8%
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 6–1–23	500	532

Total Information Technology – 8.1%		5,241
Real Estate

Diversified REITs – 0.8%
Spirit Realty L.P. (GTD by Spirit Realty Capital, Inc.):
2.100%, 3–15–28	520	506
2.700%, 2–15–32	20	19

		525

Industrial REITs – 1.0%
Avolon Holdings Funding Ltd.:
3.625%, 5–1–22 (A)	125	127
3.250%, 2–15–27 (A)	500	496

		623

Residential REITs – 2.4%
American Homes 4 Rent:
4.250%, 2–15–28	940	1,031
4.900%, 2–15–29	435	497

		1,528

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized REITs – 5.4%
Crown Castle International Corp.,
1.050%, 7–15–26	$500	$484
CyrusOne L.P. and CyrusOne Finance Corp. (GTD by CyrusOne, Inc.):
2.900%, 11–15–24	250	264
3.450%, 11–15–29	750	771
EPR Properties,
4.950%, 4–15–28	440	453
Equinix, Inc.,
2.625%, 11–18–24	750	790
VICI Properties L.P. and VICI Note Co., Inc.,
4.625%, 12–1–29 (A)	750	778

		3,540

Total Real Estate – 9.6%		6,216
Utilities

Electric Utilities – 1.0%
FirstEnergy Corp.,
3.400%, 3–1–50	750	656

Total Utilities – 1.0%		656

TOTAL CORPORATE DEBT SECURITIES – 97.4%		$63,216
(Cost: $63,396)

SHORT-TERM SECURITIES

Money Market Funds (D) – 2.4%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%	1,574	1,574

TOTAL SHORT-TERM SECURITIES – 2.4%		$1,574
(Cost: $1,574)

TOTAL INVESTMENT SECURITIES – 99.8%		$64,790
(Cost: $64,970)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.2%		157

NET ASSETS – 100.0%		$64,947

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $14,429 or 22.2% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

2021	SEMIANNUAL REPORT	55

SCHEDULE OF INVESTMENTS	IVY CROSSOVER CREDIT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

(C)	All or a portion of securities with an aggregate value of $671 are on loan.

(D)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$63,216	$—
Short-Term Securities	1,574	—	—
Total	$1,574	$63,216	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

56	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY GOVERNMENT SECURITIES FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Bonds	98.5%
United States Government and Government Agency Obligations	98.5%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.5%

Quality Weightings

Investment Grade	95.1%
AAA	31.2%
AA	63.9%
Non-Investment Grade	3.4%
Non-rated	3.4%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.5%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	57

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value
Agency Obligations – 7.9%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,863
3.460%, 2–22–33	3,500	4,069
1.800%, 9–10–40	5,000	4,483
Federal Home Loan Bank,
1.550%, 8–24–35	3,750	3,399
Tennessee Valley Authority,
2.875%, 2–1–27	2,500	2,737
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	8,000	8,298
U.S. International Development Finance Corp. (GTD by U.S. Government),
5.142%, 12–15–23	647	694

		29,543

Mortgage-Backed Obligations – 43.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
2.790%, 6–25–22	7,250	7,426
2.615%, 1–25–23	5,555	5,779
5.000%, 5–15–23	240	249
3.136%, 10–25–24	1,000	1,077
0.968%, 1–25–26 (B)	59,629	2,318
2.896%, 4–25–26	821	868
0.176%, 11–25–26 (B)	123,884	1,234
0.432%, 8–25–27 (B)	66,662	1,717
3.281%, 8–25–27	5,460	6,028
0.093%, 10–25–27 (B)	44,530	352
0.368%, 12–25–27 (B)	69,047	1,577
3.600%, 1–25–28	2,872	3,238
3.900%, 4–25–28	4,000	4,583
3.000%, 10–15–36	614	622
4.000%, 5–15–44	2,489	2,557
3.000%, 6–15–45	2,899	3,106
3.000%, 10–15–45	1,048	1,083
3.000%, 11–15–45	2,962	3,075
3.000%, 4–15–46	1,623	1,730
2.500%, 7–25–49	1,503	1,575
2.000%, 8–25–49	3,815	3,923
3.000%, 4–15–53	1,391	1,404
Federal Home Loan Mortgage Corp. Agency REMIC/CMO(Mortgage spread to 5-year U.S. Treasury index):
3.329%, 5–25–25 (C)	2,404	2,629
3.284%, 6–25–25 (C)	3,860	4,214
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
4.000%, 10–1–44	1,054	1,159
3.500%, 7–1–49	2,512	2,695
3.500%, 10–1–49	2,328	2,460
3.000%, 11–1–49	7,707	8,148
3.000%, 12–1–49	7,333	7,703
3.000%, 1–1–50	3,208	3,385
3.000%, 2–1–50	2,764	2,916
Federal National Mortgage Association Agency REMIC/CMO:
2.715%, 2–25–22	1,859	1,875
2.390%, 6–1–25	3,449	3,586
3.360%, 7–1–25	2,425	2,642

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS (Continued)	Principal	Value
Mortgage-Backed Obligations (Continued)
2.488%, 5–25–26	$2,000	$2,108
3.500%, 4–25–37	526	535
2.500%, 5–25–45	3,347	3,496
Federal National Mortgage Association Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
2.369%, 7–25–26 (C)	5,675	5,936
2.946%, 3–25–28 (C)	1,768	1,895
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.244%, 6–1–21	355	355
2.759%, 4–1–22	5,181	5,243
2.000%, 10–1–27	966	994
3.400%, 6–1–31	3,000	3,243
4.000%, 12–1–31	819	898
4.000%, 12–1–32	1,578	1,689
5.500%, 12–1–34	284	332
6.000%, 4–1–39	113	127
3.500%, 4–25–43	2,068	2,104
4.500%, 2–1–44	1,811	2,043
3.000%, 2–25–46	3,702	3,837
4.500%, 2–1–48	1,625	1,811
3.500%, 5–1–49	1,833	1,945
3.000%, 8–1–49	3,138	3,275
3.500%, 8–1–49	2,508	2,655
3.000%, 9–1–49	2,630	2,742
3.000%, 10–1–49	1,348	1,406
3.000%, 1–1–50	3,001	3,133
3.500%, 2–1–50	3,501	3,735
Government National Mortgage Association Agency REMIC/CMO,
2.000%, 3–16–42	4,927	5,087
Government National Mortgage Association Fixed Rate Pass-Through Certificates,
5.000%, 4–20–34	1,511	1,681

		161,238

Non-Agency REMIC/CMO – 0.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
0.290%, 11–25–27 (B)	19,253	348

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 51.1%		$191,129
(Cost: $188,551)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 47.4%
U.S. Treasury Bonds:
1.125%, 5–15–40	6,000	4,896
1.125%, 8–15–40	3,000	2,439
1.375%, 11–15–40	12,000	10,208
2.750%, 8–15–42	2,500	2,682
2.500%, 2–15–45	500	510
2.250%, 8–15–49	4,550	4,400
2.000%, 2–15–50	4,000	3,658

UNITED STATES GOVERNMENT OBLIGATIONS (Continued)	Principal	Value
Treasury Obligations (Continued)
1.375%, 8–15–50	$7,760	$6,055
1.875%, 2–15–51	4,000	3,550
U.S. Treasury Notes:
0.125%, 8–31–22	8,000	8,000
2.000%, 10–31–22	2,000	2,059
1.625%, 11–15–22	9,375	9,599
2.000%, 11–30–22	1,000	1,031
2.750%, 7–31–23	7,500	7,942
0.125%, 8–15–23	8,000	7,981
2.625%, 12–31–23	8,150	8,669
2.125%, 2–29–24	2,000	2,104
2.000%, 4–30–24	10,000	10,496
2.125%, 7–31–24	17,500	18,471
1.875%, 8–31–24	4,000	4,190
1.500%, 9–30–24	2,575	2,664
2.125%, 5–15–25	10,000	10,585
2.000%, 8–15–25	4,000	4,215
0.250%, 8–31–25	5,000	4,883
1.625%, 2–15–26	5,000	5,171
2.250%, 2–15–27	2,000	2,124
2.375%, 5–15–27	1,000	1,069
2.250%, 8–15–27	500	530
0.500%, 8–31–27	5,000	4,753
1.125%, 2–29–28	4,000	3,930
1.250%, 3–31–28	5,200	5,146
2.875%, 5–15–28	2,000	2,198
1.750%, 11–15–29	1,050	1,062
1.500%, 2–15–30	1,000	988
0.625%, 8–15–30	3,000	2,719
1.125%, 2–15–31	7,000	6,614

		177,591

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 47.4%		$177,591
(Cost: $177,725)

SHORT-TERM SECURITIES	Shares
Money Market Funds (D) – 1.2%
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%	4,435	4,435

TOTAL SHORT-TERM SECURITIES – 1.2%		$4,435
(Cost: $4,435)

TOTAL INVESTMENT SECURITIES – 99.7%		$373,155
(Cost: $370,711)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,109

NET ASSETS – 100.0%		$374,264

58	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY GOVERNMENT SECURITIES FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $8,298 or 2.2% of net assets.

(B)	Interest-only security. Amount shown as principal represents notional amount for computation of interest.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(D)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$191,129	$—
United States Government Obligations	—	177,591	—
Short-Term Securities	4,435	—	—
Total	$4,435	$368,720	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	59

PORTFOLIO HIGHLIGHTS	IVY INTERNATIONAL SMALL CAP FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	98.2%
Industrials	18.4%
Consumer Discretionary	15.9%
Information Technology	12.5%
Financials	10.2%
Materials	8.6%
Health Care	8.4%
Communication Services	7.6%
Consumer Staples	6.9%
Energy	4.7%
Real Estate	4.0%
Utilities	1.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.8%

Country Weightings

Europe	49.4%
Germany	12.7%
United Kingdom	11.9%
Ireland	8.8%
France	5.3%
Other Europe	10.7%
Pacific Basin	47.9%
Japan	34.4%
Australia	9.6%
Other Pacific Basin	3.9%
North America	0.9%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	1.8%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Uniphar plc	Ireland	Health Care	Health Care Distributors
Vivoryon Therapeutics AG	Germany	Health Care	Biotechnology
Bank of Kyoto Ltd. (The)	Japan	Financials	Regional Banks
SCSK Corp.	Japan	Information Technology	IT Consulting & Other Services
Steadfast Group Ltd.	Australia	Financials	Insurance Brokers
Games Workshop Group plc	United Kingdom	Consumer Discretionary	Leisure Products
ASM International N.V.	Netherlands	Information Technology	Semiconductor Equipment
Strix Group plc	Isle of Man	Information Technology	Electronic Components
TechnoPro Holdings, Inc.	Japan	Industrials	Human Resource & Employment Services
Future plc	United Kingdom	Communication Services	Publishing

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

60	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia

Consumer Discretionary – 2.2%
Ardent Leisure Group (A)(B)	1,849	$1,299
City Chic Collective Ltd. (A)	599	1,812

		3,111

Energy – 2.3%
Beach Energy Ltd.	1,153	1,502
WorleyParsons Ltd.	212	1,686

		3,188

Financials – 2.0%
Steadfast Group Ltd.	981	2,840

Materials – 3.1%
Evolution Mining Ltd.	465	1,442
Nufarm Ltd.	410	1,655
OZ Minerals Ltd.	74	1,291

		4,388

Total Australia – 9.6%		$13,527
Belgium

Financials – 0.8%
ageas N.V.	18	1,115

Total Belgium – 0.8%		$1,115
Canada

Materials – 0.9%
Lundin Mining Corp.	121	1,242

Total Canada – 0.9%		$1,242
Finland

Industrials – 2.0%
Konecranes Oyj (A)	21	915
Outotec Oyj	161	1,796

		2,711

Total Finland – 2.0%		$2,711
France

Communication Services – 0.7%
Metropole Television S.A.	47	1,012

Energy – 0.7%
Gaztransport et Technigaz S.A.	12	938

Financials – 1.3%
COFACE S.A.	158	1,754

Health Care – 0.4%
Orpea S.A.	5	570

Industrials – 0.7%
Rexel S.A.	47	941

Information Technology – 0.5%
Sopra Steria Group S.A.	5	799

COMMON STOCKS (Continued)	Shares	Value
Utilities – 1.0%
Rubis Group	31	$1,467

Total France – 5.3%		$7,481
Germany

Consumer Discretionary – 2.7%
fashionette AG (A)	28	962
Home24 NPV (A)	19	415
Knaus Tabbert AG (A)	17	1,311
Westwing Group AG (A)	26	1,190

		3,878

Energy – 1.6%
Friedrich Vorwerk Group SE (A)	16	928
VERBIO Vereinigte BioEnergie AG	33	1,421

		2,349

Financials – 0.1%
Aurelius Equity Opportunities SE & Co. KGaA	4	130

Health Care – 2.8%
Vivoryon Therapeutics AG (A)	221	3,940

Industrials – 1.9%
KION Holding 1 GmbH (A)	11	1,086
Mynaric AG (A)	20	1,527

		2,613

Information Technology – 1.2%
Dialog Semiconductor plc (A)	11	794
Northern Data AG (A)	7	865

		1,659

Materials – 0.5%
IBU-tec Advanced Materials AG (A)(B)	12	640

Real Estate – 0.3%
PATRIZIA Immobilien AG	16	396

Total Germany – 11.1%		$15,605
Hong Kong

Communication Services – 0.9%
HKBN Ltd.	858	1,249

Industrials – 1.2%
Pacific Basin Shipping Ltd.	6,120	1,653

Information Technology – 0.8%
ASM Pacific Technology Ltd.	92	1,172

Total Hong Kong – 2.9%		$4,074
Ireland

Consumer Discretionary – 0.6%
Dalata Hotel Group plc	155	769

Consumer Staples – 1.5%
Total Produce plc (B)	906	2,188

COMMON STOCKS (Continued)	Shares	Value
Financials – 0.3%
AIB Group plc	180	$474

Health Care – 4.1%
UDG Healthcare plc	68	738
Uniphar plc	1,669	5,011

		5,749

Industrials – 0.6%
Kingspan Group plc	10	848

Materials – 1.7%
Smurfit Kappa Group plc	50	2,367

Total Ireland – 8.8%		$12,395
Isle of Man

Information Technology – 1.9%
Strix Group plc	705	2,619

Total Isle of Man – 1.9%		$2,619
Japan

Communication Services – 3.0%
ARTERIA Networks Corp.	76	1,132
Capcom Co. Ltd.	42	1,377
Daiichikosho Co. Ltd.	42	1,635

		4,144

Consumer Discretionary – 5.4%
Komeda Holdings Co. Ltd.	103	1,869
Roland Corp.	58	2,103
Ryohin Keikaku Co. Ltd.	74	1,738
Stanley Electric Co. Ltd.	64	1,910

		7,620

Consumer Staples – 3.0%
Kobe Bussan Co. Ltd. (B)	45	1,216
Matsumotokiyoshi Holdings Co. Ltd.	48	2,119
Shinnihonseiyaju Co. Ltd.	41	868

		4,203

Financials – 3.5%
Bank of Kyoto Ltd. (The) (B)	50	3,044
Gunma Bank Ltd. (The)	502	1,800

		4,844

Health Care – 1.1%
Nippon Shinyaku Co. Ltd.	20	1,464

Industrials – 9.1%
Mabuchi Motor Co. Ltd.	24	1,041
MISUMI Group, Inc.	45	1,292
Okamura Corp.	156	1,825
Sanwa Holdings Corp.	166	2,172
Takeuchi Mfg Co. Ltd.	57	1,602
TechnoPro Holdings, Inc.	31	2,598
Tsubaki Nakashima Co. Ltd.	157	2,412

		12,942

2021	SEMIANNUAL REPORT	61

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 4.9%
DISCO Corp.	6		$1,883
Sansan, Inc. (A)	23		1,950
SCSK Corp.	50		2,932

			6,765

Materials – 1.7%
Zeon Corp.	153		2,449

Real Estate – 2.7%
GLP J-REIT	1		1,167
Ichigo, Inc.	454		1,339
Kenedix Office Investment Corp.	—	*	1,301

			3,807

Total Japan – 34.4%			$48,238
Jersey

Materials – 0.2%
Breedon Group plc (A)	239		308

Total Jersey – 0.2%			$308
Malta

Consumer Discretionary – 0.2%
Kindred Group plc	15		264

Total Malta – 0.2%			$264
Netherlands

Financials – 1.1%
ASR Nederland N.V.	17		745
Euronext N.V.	9		876

			1,621

Information Technology – 1.9%
ASM International N.V.	9		2,639

Total Netherlands – 3.0%			$4,260
Norway

Consumer Staples – 0.9%
SalMar ASA	18		1,261

Total Norway – 0.9%			$1,261

COMMON STOCKS (Continued)	Shares	Value
Singapore

Real Estate – 1.0%
Manulife U.S. REIT	1,841	$1,344

Total Singapore – 1.0%		$1,344
Spain

Communication Services – 0.4%
Mediaset Espana Comunicacion S.A.	88	525

Total Spain – 0.4%		$525
Sweden

Communication Services – 0.8%
Stillfront Group AB (A)	124	1,146

Total Sweden – 0.8%		$1,146
Switzerland

Information Technology – 0.5%
Logitech International S.A., Registered Shares	7	775

Total Switzerland – 0.5%		$775
United Kingdom

Communication Services – 1.8%
Future plc	98	2,589

Consumer Discretionary – 4.8%
Coats Group plc	521	409
Games Workshop Group plc	20	2,739
Gamesys Group plc	94	2,506
Persimmon plc	25	1,000

		6,654

Consumer Staples – 1.5%
Cranswick plc	19	933
Stock Spirits Group plc	284	1,098

		2,031

Energy – 0.1%
Premier Oil plc (A)(B)	303	93

Financials – 1.1%
Draper Esprit plc (A)	140	1,560

COMMON STOCKS (Continued)	Shares	Value
Industrials – 1.3%
Diploma plc	51	$1,801

Information Technology – 0.8%
Avast plc	177	1,110

Materials – 0.5%
Polymetal International plc	32	628

Total United Kingdom – 11.9%		$16,466

TOTAL COMMON STOCKS – 96.6%		$135,356
(Cost: $93,513)

PREFERRED STOCKS
Germany

Industrials – 1.6%
Sixt SE	29	2,266

Total Germany – 1.6%		$2,266

TOTAL PREFERRED STOCKS – 1.6%		$2,266
(Cost: $1,571)

SHORT-TERM SECURITIES
Money Market Funds (C) – 3.3%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.040%	1,083	1,083
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares
0.010% (D)	3,539	3,539

		4,622

TOTAL SHORT-TERM SECURITIES – 3.3%		$4,622
(Cost: $4,622)

TOTAL INVESTMENT SECURITIES – 101.5%		$142,244
(Cost: $99,706)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(2,138)

NET ASSETS – 100.0%		$140,106

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $4,592 are on loan.

(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

(D)	Investment made with cash collateral received from securities on loan.

62	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY INTERNATIONAL SMALL CAP FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$135,356	$—	$—
Preferred Stocks	2,266	—	—
Short-Term Securities	4,622	—	—
Total	$142,244	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

Market Sector Diversification
(as a % of net assets)
Industrials	18.4%
Consumer Discretionary	15.8%
Information Technology	12.6%
Financials	10.3%
Materials	8.5%
Health Care	8.2%
Communication Services	7.6%
Consumer Staples	7.0%
Energy	4.8%
Real Estate	4.0%
Utilities	1.0%
Other+	1.8%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	63

PORTFOLIO HIGHLIGHTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Purchased Options	0.3%
Bonds	81.8%
Other Government Securities	81.8%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	17.9%

Quality Weightings

Investment Grade	58.2%
AA	3.5%
A	23.2%
BBB	31.5%
Non-Investment Grade	23.6%
BB	15.1%
B	4.6%
CCC	0.3%
Non-rated	3.6%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	18.2%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

Pacific Basin	35.9%
China	18.4%
Indonesia	6.7%
Thailand	5.5%
Malaysia	4.7%
Other Pacific Basin	0.6%
Europe	17.9%
Russia	6.0%
Czech Republic	3.5%
Other Europe	8.4%
North America	2.6%
Other	13.5%
South Africa	9.5%
Egypt	3.1%
Other Africa	0.9%
South America	12.4%
Brazil	4.5%
Columbia	3.9%
Other South America	4.0%
Bahamas/Caribbean	0.5%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	18.2%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

64	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
U.S. 10-Year Treasury Note June Futures:
Put $133.50, Expires 4–23–21	33	3,300	$87
Put $134.00, Expires 4–23–21	33	3,300	103
U.S. 5-Year Treasury Note June Futures:
Put $123.75, Expires 4–23–21	42	4,200	23
Put $122.75, Expires 5–21–21	88	8,800	28

TOTAL PURCHASED OPTIONS – 0.3%			$241
(Cost: $70)

OTHER GOVERNMENT SECURITIES (A)	Principal
Angola – 0.3%
Republic of Angola
9.500%, 11–12–25		$200	209

Brazil – 4.5%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–24 (B)(C)	BRL	9,800	1,416
0.000%, 7–1–24 (B)(C)		1,258	174
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–27 (C)		3,245	606
10.000%, 1–1–29 (C)		1,799	334
10.000%, 1–1–31 (C)		672	124
6.000%, 5–15–35 (C)		500	380

			3,034

Chile – 1.7%
Chile Bonos Tesoreria:
4.500%, 3–1–26 (C)	CLP	90,000	139
2.300%, 10–1–28 (C)		100,000	134
4.700%, 9–1–30 (C)		85,000	130
2.800%, 10–1–33 (C)		220,000	270
5.000%, 3–1–35 (C)		170,000	258
6.000%, 1–1–43 (C)		125,000	209

			1,140

China – 18.4%
China Government Bond:
1.860%, 4–9–23 (C)	CNH	6,500	967
2.360%, 7–2–23 (C)		30,500	4,598
2.880%, 11–5–23 (C)		4,430	676
1.990%, 4–9–25 (C)		27,220	3,978
3.220%, 12–6–25 (C)		4,300	661
2.850%, 6–4–27 (C)		5,720	854
3.280%, 12–3–27 (C)		2,040	313
3.250%, 11–22–28 (C)		1,950	298
3.810%, 9–14–50 (C)		1,200	186

			12,531

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Columbia – 3.9%
Colombian TES:
5.750%, 11–3–27 (C)	COP	1,420,600	$378
6.000%, 4–28–28 (C)		2,217,900	592
7.750%, 9–18–30 (C)		1,596,000	458
7.000%, 6–30–32 (C)		1,636,400	435
7.250%, 10–18–34 (C)		1,277,600	341
7.250%, 10–26–50 (C)		1,803,600	450

			2,654

Czech Republic – 3.5%
Czech Republic Government Bond:
2.400%, 9–17–25 (C)	CZK	5,900	275
1.000%, 6–26–26 (C)		12,840	560
0.250%, 2–10–27 (C)		5,900	245
2.500%, 8–25–28 (C)		6,360	300
2.750%, 7–23–29 (C)		4,470	215
0.950%, 5–15–30 (C)		8,230	340
2.000%, 10–13–33 (C)		10,050	446

			2,381

Dominican Republic – 0.5%
Dominican Republic:
9.750%, 6–5–26 (C)	DOP	8,000	152
4.500%, 1–30–30		$150	151

			303

Egypt – 3.1%
Arab Republic of Egypt
8.700%, 3–1–49		200	200
Egypt Government Bond:
14.605%, 9–8–25 (C)(D)	EGP	6,975	445
14.406%, 7–7–27 (C)(D)		9,076	574
14.292%, 1–5–28 (C)(D)		5,702	358
14.425%, 7–14–30 (C)(D)		8,800	551

			2,128

Ghana – 0.6%
Republic of Ghana:
7.750%, 4–7–29		$245	245
8.625%, 4–7–34		200	198

			443

Hungary – 2.6%
Hungary Government Bond:
6.000%, 11–24–23 (C)	HUF	42,520	155
3.000%, 6–26–24 (C)		50,000	170
2.500%, 10–24–24 (C)		55,710	187
5.500%, 6–24–25 (C)		59,370	222
1.000%, 11–26–25 (C)		50,000	157
1.500%, 4–22–26 (C)		78,900	250
6.750%, 10–22–28 (C)		65,640	279
3.000%, 8–21–30 (C)		42,360	143
3.000%, 10–27–38 (C)		75,530	240

			1,803

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Indonesia – 6.7%
Indonesia Government Bond:
7.250%, 2–15–26 (C)	IDR	2,160,000	$156
8.375%, 9–15–26 (C)		570,000	43
7.000%, 5–15–27 (C)		8,900,000	637
6.125%, 5–15–28 (C)		9,475,000	632
9.000%, 3–15–29 (C)		2,800,000	219
8.250%, 5–15–29 (C)		2,683,000	201
7.750%, 4–15–31 (C)		6,479,000	471
8.750%, 5–15–31 (C)		12,961,000	1,008
9.500%, 7–15–31 (C)		290,000	24
6.625%, 5–15–33 (C)		4,980,000	333
8.375%, 3–15–34 (C)		8,290,000	624
9.500%, 5–15–41 (C)		1,307,000	108
8.750%, 2–15–44 (C)		1,353,000	103

			4,559

Malaysia – 4.7%
Malaysia Government Bond:
4.392%, 4–15–26 (C)	MYR	236	61
3.900%, 11–30–26 (C)		450	114
3.899%, 11–16–27 (C)		2,400	610
3.733%, 6–15–28 (C)		1,820	456
3.885%, 8–15–29 (C)		994	250
4.127%, 4–15–32 (C)		1,460	362
3.844%, 4–15–33 (C)		4,147	995
3.828%, 7–5–34 (C)		1,600	383

			3,231

Mexico – 2.2%
Mexican Bonos:
7.500%, 6–3–27 (C)	MXN	11,850	618
8.500%, 5–31–29 (C)		9,600	527
8.500%, 11–18–38 (C)		5,128	276
7.750%, 11–13–42 (C)		1,850	91

			1,512

Peru – 2.1%
Republic of Peru:
6.350%, 8–12–28 (C)	PEN	2,000	624
5.940%, 2–12–29 (C)		773	234
6.950%, 8–12–31 (C)		850	263
5.400%, 8–12–34 (C)		956	249
6.900%, 8–12–37 (C)		300	86

			1,456

Poland – 1.0%
Poland Government Bond:
2.500%, 7–25–26 (C)	PLN	826	226
2.500%, 7–25–27 (C)		1,422	391
2.750%, 4–25–28 (C)		147	41

			658

Romania – 3.3%
Romania Government Bond:
5.950%, 6–11–21 (C)	RON	20	5
5.850%, 4–26–23 (C)		2,700	689
4.400%, 9–25–23 (C)		1,400	350
4.000%, 10–25–23 (C)		700	174

2021	SEMIANNUAL REPORT	65

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Romania (Continued)
3.250%, 4–29–24 (C)	RON	580	$142
3.700%, 11–25–24 (C)		185	46
4.850%, 4–22–26 (C)		900	236
5.800%, 7–26–27 (C)		560	156
4.150%, 1–26–28 (C)		500	128
5.000%, 2–12–29 (C)		505	137
3.650%, 9–24–31 (C)		675	165

			2,228

Russia – 6.0%
Russia Government Bond:
7.000%, 8–16–23 (C)	RUB	22,696	308
6.500%, 2–28–24 (C)		20,000	268
7.400%, 7–17–24 (C)		30,000	411
7.100%, 10–16–24 (C)		20,000	272
4.500%, 7–16–25 (C)		16,661	205
7.150%, 11–12–25 (C)		5,347	73
7.750%, 9–16–26 (C)		37,545	521
8.150%, 2–3–27 (C)		14,428	204
6.000%, 10–6–27 (C)		25,057	318
7.050%, 1–19–28 (C)		5,237	70
6.900%, 5–23–29 (C)		20,755	274
7.650%, 4–10–30 (C)		15,000	208
8.523%, 9–17–31 (C)		10,000	147
7.700%, 3–23–33 (C)		24,173	337
7.250%, 5–10–34 (C)		15,102	204
7.700%, 3–16–39 (C)		14,810	208
Russian Federation
6.100%, 7–18–35 (C)		4,903	59

			4,087

South Africa – 9.5%
Republic of South Africa:
10.500%, 12–21–26 (C)	ZAR	13,666	1,051
8.000%, 1–31–30 (C)		16,610	1,026

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
South Africa (Continued)
7.000%, 2–28–31 (C)	ZAR	7,500	$415
8.875%, 2–28–35 (C)		9,630	554
8.500%, 1–31–37 (C)		20,173	1,089
9.000%, 1–31–40 (C)		12,661	700
6.500%, 2–28–41 (C)		9,340	394
8.750%, 1–31–44 (C)		13,559	720
8.750%, 2–28–48 (C)		9,705	515

			6,464

Thailand – 5.5%
Thailand Government Bond:
2.400%, 12–17–23 (C)	THB	26,000	872
3.850%, 12–12–25 (C)		20,500	740
2.875%, 12–17–28 (C)		8,800	306
1.600%, 12–17–29 (C)		5,655	179
3.775%, 6–25–32 (C)		15,274	572
1.600%, 6–17–35 (C)		6,933	201
1.585%, 12–17–35 (C)		13,308	382
3.300%, 6–17–38 (C)		10,220	358
2.875%, 6–17–46 (C)		5,000	161

			3,771

Turkey – 0.6%
Turkey Government Bond:
10.400%, 3–20–24 (C)	TRY	450	45
9.000%, 7–24–24 (C)		900	84
12.600%, 10–1–25 (C)		1,700	169
10.600%, 2–11–26 (C)		857	78
11.000%, 2–24–27 (C)		66	6
10.500%, 8–11–27 (C)		143	12
12.400%, 3–8–28 (C)		131	12

			406

OTHER GOVERNMENT SECURITIES (A) (Continued)	Principal		Value
Ukraine – 0.9%
Ukraine Government Bond:
11.670%, 11–22–23 (C)	UAH	5,394	$191
0.000%, 5–31–40 (B)		$396	408

			599

Uruguay – 0.2%
Republica Orient Uruguay:
9.875%, 6–20–22 (C)	UYU	2,981	70
8.500%, 3–15–28 (C)		1,637	39

			109

TOTAL OTHER GOVERNMENT SECURITIES – 81.8%			$55,706
(Cost: $56,735)

SHORT-TERM SECURITIES	Shares
Money Market Funds (E) – 14.0%
State Street Institutional U.S. Government Money Market Fund – Premier Class
0.040%		9,559	9,559

TOTAL SHORT-TERM SECURITIES – 14.0%			$9,559
(Cost: $9,559)

TOTAL INVESTMENT SECURITIES – 96.1%			$65,506
(Cost: $66,364)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F)(G)(H) – 3.9%			2,692

NET ASSETS – 100.0%			$68,198

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Zero coupon bond.

(C)

Principal amounts are denominated in the indicated foreign currency, where applicable (BRL - Brazilian Real, CLP - Chilean Peso, CNH - Chinese Yuan in Hong Kong, COP - Columbian Peso, CZK - Czech Koruna, DOP - Dominican Republic Peso, EGP - Egypt Pound, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, PEN - Peruvian Neuvo Sol, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, THB - Thai Baht, TRY - Turkish New Lira, UAH - Ukraine Hryvnia, UYU - Uruguay Peso and ZAR - South African Rand).

(D)	Rate shown is the yield to maturity at March 31, 2021.

(E)	Rate shown is the annualized 7-day yield at March 31, 2021.

(F)	Cash of $25 has been pledged as collateral on open futures contracts.

(G)	Cash of $360 has been pledged as collateral on OTC forward foreign currency contracts.

(H)	Cash of $365 has been pledged as collateral on centrally cleared swaps.

66	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following centrally cleared credit default swaps — buy protection(1) were outstanding at March 31, 2021:

Referenced Entity/Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Federative Republic of Brazil	(1.000%)	6–20–26	1,400	$81	$72	$9
Republic of Colombia	(1.000%)	6–20–26	400	7	7	(1)
Republic of Colombia	(1.000%)	6–20–26	400	7	7	— *
Republic of South Africa	(1.000%)	6–20–26	1,000	64	65	(1)
Republic of Turkey	(1.000%)	6–20–26	250	41	43	(2)
Republic of Turkey	(1.000%)	6–20–26	250	41	41	— *
Republic of Turkey	(1.000%)	6–20–26	250	41	42	(1)
Republic of Turkey	(1.000%)	6–20–26	250	41	40	1
Republic of Turkey	(1.000%)	6–20–26	250	41	41	— *
United Mexican States	(1.000%)	6–20–26	900	6	5	1
United Mexican States	(1.000%)	6–20–26	400	2	5	(2)

				$372	$368	$4

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at March 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Canadian Dollar	1,100	U.S. Dollar	869	4–1–21	Barclays Capital, Inc.	$—		$6
U.S. Dollar	440	South African Rand	6,500	4–1–21	Barclays Capital, Inc.	—	*	—
Polish Zloty	810	U.S. Dollar	215	4–2–21	Barclays Capital, Inc.	10		—
Russian Ruble	32,800	U.S. Dollar	437	4–2–21	Barclays Capital, Inc.	3		—
U.S. Dollar	424	Brazilian Real	2,380	4–5–21	Barclays Capital, Inc.	—		1
U.S. Dollar	146	Romanian Leu	610	4–5–21	Barclays Capital, Inc.	—		—	*
U.S. Dollar	439	Russian Ruble	32,600	4–5–21	Barclays Capital, Inc.	—		8
Euro	720	Japanese Yen	92,920	4–6–21	Barclays Capital, Inc.	—		5
Hungarian Forint	195,000	U.S. Dollar	651	4–6–21	Barclays Capital, Inc.	19		—
Japanese Yen	93,143	Euro	720	4–6–21	Barclays Capital, Inc.	3		—
New Zealand Dollar	1,190	U.S. Dollar	864	4–6–21	Barclays Capital, Inc.	33		—
Polish Zloty	2,680	U.S. Dollar	719	4–6–21	Barclays Capital, Inc.	41		—
South African Rand	1,600	U.S. Dollar	109	4–6–21	Barclays Capital, Inc.	—	*	—
Turkish New Lira	1,585	U.S. Dollar	200	4–6–21	Barclays Capital, Inc.	8		—
Chinese Yuan Renminbi Offshore	5,828	U.S. Dollar	898	4–8–21	Barclays Capital, Inc.	10		—
Indonesian Rupiah	1,170,000	U.S. Dollar	83	4–8–21	Barclays Capital, Inc.	3		—
U.S. Dollar	962	Mexican Peso	19,800	4–8–21	Barclays Capital, Inc.	6		—
South African Rand	6,600	U.S. Dollar	429	4–9–21	Barclays Capital, Inc.	—		18
U.S. Dollar	214	Indonesian Rupiah	3,100,000	4–9–21	Barclays Capital, Inc.	—		1
U.S. Dollar	435	South African Rand	6,500	4–9–21	Barclays Capital, Inc.	5		—
U.S. Dollar	1,289	South Korean Won	1,460,000	4–9–21	Barclays Capital, Inc.	1		—
Australian Dollar	2,230	U.S. Dollar	1,712	4–12–21	Barclays Capital, Inc.	17		—
Chinese Yuan Renminbi Offshore	12,270	U.S. Dollar	1,876	4–12–21	Barclays Capital, Inc.	8		—
Indonesian Rupiah	6,400,000	U.S. Dollar	451	4–12–21	Barclays Capital, Inc.	12		—

2021	SEMIANNUAL REPORT	67

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
New Zealand Dollar	2,390	U.S. Dollar	1,706	4–12–21	Barclays Capital, Inc.	$37		$—
U.S. Dollar	440	Indonesian Rupiah	6,200,000	4–12–21	Barclays Capital, Inc.	—		14
U.S. Dollar	843	New Taiwan Dollar	24,000	4–12–21	Barclays Capital, Inc.	—		—	*
U.S. Dollar	852	New Zealand Dollar	1,190	4–12–21	Barclays Capital, Inc.	—		21
U.S. Dollar	658	Russian Ruble	48,655	4–12–21	Barclays Capital, Inc.	—		14
U.S. Dollar	779	Mexican Peso	15,929	4–13–21	Barclays Capital, Inc.	1		—
Euro	720	U.S. Dollar	859	4–16–21	Barclays Capital, Inc.	14		—
Turkish New Lira	19,500	U.S. Dollar	2,305	4–16–21	Barclays Capital, Inc.	—		37
U.S. Dollar	1,059	Chinese Yuan Renminbi	6,900	4–16–21	Barclays Capital, Inc.	—		8
U.S. Dollar	3,089	Turkish New Lira	23,613	4–16–21	Barclays Capital, Inc.	—		254
Australian Dollar	560	U.S. Dollar	433	4–19–21	Barclays Capital, Inc.	8		—
Indonesian Rupiah	2,200,000	U.S. Dollar	156	4–19–21	Barclays Capital, Inc.	5		—
Philippine Peso	42,600	U.S. Dollar	869	4–19–21	Barclays Capital, Inc.	—		8
South African Rand	6,300	U.S. Dollar	425	4–19–21	Barclays Capital, Inc.	—		1
U.S. Dollar	869	Australian Dollar	1,120	4–19–21	Barclays Capital, Inc.	—		19
U.S. Dollar	1,554	Malaysian Ringgit	6,426	4–19–21	Barclays Capital, Inc.	—		3
U.S. Dollar	1,291	Russian Ruble	95,900	4–19–21	Barclays Capital, Inc.	—		25
Russian Ruble	31,900	U.S. Dollar	421	4–21–21	Barclays Capital, Inc.	—		1
South African Rand	11,100	U.S. Dollar	727	4–21–21	Barclays Capital, Inc.	—		23
U.S. Dollar	427	Russian Ruble	31,200	4–21–21	Barclays Capital, Inc.	—		15
U.S. Dollar	706	Turkish New Lira	5,735	4–26–21	Barclays Capital, Inc.	—		22
U.S. Dollar	104	Peruvian New Sol	380	4–27–21	Barclays Capital, Inc.	—		3
South African Rand	18,560	U.S. Dollar	1,258	4–29–21	Barclays Capital, Inc.	5		—
U.S. Dollar	820	South African Rand	12,140	4–29–21	Barclays Capital, Inc.	—		1
Czech Koruna	4,023	U.S. Dollar	181	5–3–21	Barclays Capital, Inc.	—	*	—
U.S. Dollar	120	Czech Koruna	2,600	5–3–21	Barclays Capital, Inc.	—		3
Chilean Peso	61,000	U.S. Dollar	83	5–4–21	Barclays Capital, Inc.	—		1
Romanian Leu	610	U.S. Dollar	145	5–4–21	Barclays Capital, Inc.	—	*	—
U.S. Dollar	187	Turkish New Lira	1,370	5–11–21	Barclays Capital, Inc.	—		25
Turkish New Lira	23,962	U.S. Dollar	3,089	5–17–21	Barclays Capital, Inc.	274		—
U.S. Dollar	2,305	Turkish New Lira	20,162	5–17–21	Barclays Capital, Inc.	64		—
Turkish New Lira	5,843	U.S. Dollar	706	5–26–21	Barclays Capital, Inc.	23		—
Thai Baht	26,400	U.S. Dollar	848	5–27–21	Barclays Capital, Inc.	4		—
U.S. Dollar	310	Czech Koruna	6,779	6–22–21	Barclays Capital, Inc.	—		5
U.S. Dollar	776	Hungarian Forint	240,100	6–30–21	Barclays Capital, Inc.	1		—
Nigeria Naira	90,930	U.S. Dollar	204	8–12–21	Barclays Capital, Inc.	—		8
U.S. Dollar	408	Turkish New Lira	3,080	8–19–21	Barclays Capital, Inc.	—		68
Egypt Pound	7,370	U.S. Dollar	447	9–20–21	Barclays Capital, Inc.	2		—
U.S. Dollar	200	Nigeria Naira	94,700	2–14–22	Barclays Capital, Inc.	6		—
U.S. Dollar	873	Canadian Dollar	1,100	4–1–21	Citibank N.A.	2		—
U.S. Dollar	637	Polish Zloty	2,450	4–2–21	Citibank N.A.	—		17
Brazilian Real	994	U.S. Dollar	178	4–5–21	Citibank N.A.	2		—
U.S. Dollar	429	Brazilian Real	2,410	4–5–21	Citibank N.A.	—		1
U.S. Dollar	219	Russian Ruble	16,200	4–5–21	Citibank N.A.	—		5
Euro	720	U.S. Dollar	868	4–6–21	Citibank N.A.	24		—
Hungarian Forint	130,000	U.S. Dollar	435	4–6–21	Citibank N.A.	14		—
U.S. Dollar	87	Chilean Peso	64,000	4–6–21	Citibank N.A.	2		—
U.S. Dollar	519	Hungarian Forint	160,500	4–6–21	Citibank N.A.	—	*	—
U.S. Dollar	437	Polish Zloty	1,620	4–6–21	Citibank N.A.	—		27
U.S. Dollar	238	South African Rand	3,516	4–6–21	Citibank N.A.	—	*	—
Indonesian Rupiah	16,266,843	U.S. Dollar	1,160	4–8–21	Citibank N.A.	41		—
U.S. Dollar	437	Colombian Peso	1,590,000	4–8–21	Citibank N.A.	—		3

68	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	915	Mexican Peso	19,168	4–8–21	Citibank N.A.	$23		$—
Indonesian Rupiah	6,200,000	U.S. Dollar	428	4–9–21	Citibank N.A.	1		—
U.S. Dollar	243	Turkish New Lira	1,833	4–9–21	Citibank N.A.	—		22
Colombian Peso	518,616	U.S. Dollar	145	4–12–21	Citibank N.A.	3		—
New Taiwan Dollar	23,900	U.S. Dollar	849	4–12–21	Citibank N.A.	10		—
Russian Ruble	4,854	U.S. Dollar	65	4–12–21	Citibank N.A.	1		—
U.S. Dollar	851	Australian Dollar	1,100	4–12–21	Citibank N.A.	—		15
U.S. Dollar	388	Indian Rupee	28,800	4–12–21	Citibank N.A.	5		—
Canadian Dollar	1,080	U.S. Dollar	859	4–15–21	Citibank N.A.	—		—	*
Euro	720	U.S. Dollar	860	4–16–21	Citibank N.A.	16		—
Chilean Peso	306,000	U.S. Dollar	428	4–19–21	Citibank N.A.	2		—
Indian Rupee	28,600	U.S. Dollar	392	4–19–21	Citibank N.A.	2		—
South African Rand	6,500	U.S. Dollar	434	4–19–21	Citibank N.A.	—		5
U.S. Dollar	878	Australian Dollar	1,130	4–19–21	Citibank N.A.	—		20
U.S. Dollar	424	Chilean Peso	310,000	4–19–21	Citibank N.A.	7		—
U.S. Dollar	844	South African Rand	12,500	4–19–21	Citibank N.A.	1		—
South African Rand	5,500	U.S. Dollar	355	4–21–21	Citibank N.A.	—		17
U.S. Dollar	1,151	South African Rand	17,400	4–21–21	Citibank N.A.	25		—
Turkish New Lira	745	U.S. Dollar	97	4–22–21	Citibank N.A.	8		—
U.S. Dollar	394	Turkish New Lira	2,952	4–22–21	Citibank N.A.	—		42
U.S. Dollar	512	Peruvian New Sol	1,903	4–27–21	Citibank N.A.	—		4
Hungarian Forint	128,000	U.S. Dollar	416	4–30–21	Citibank N.A.	—	*	—
Chilean Peso	64,000	U.S. Dollar	87	5–4–21	Citibank N.A.	—		2
Chinese Yuan Renminbi Offshore	8,100	U.S. Dollar	1,247	5–6–21	Citibank N.A.	16		—
Chilean Peso	413,542	U.S. Dollar	580	5–10–21	Citibank N.A.	6		—
U.S. Dollar	785	Polish Zloty	2,950	5–10–21	Citibank N.A.	—		39
U.S. Dollar	506	Chinese Yuan Renminbi	3,300	5–14–21	Citibank N.A.	—		5
Philippine Peso	7,197	U.S. Dollar	149	5–17–21	Citibank N.A.	2		—
U.S. Dollar	266	Philippine Peso	12,981	5–17–21	Citibank N.A.	1		—
U.S. Dollar	151	Turkish New Lira	1,104	5–17–21	Citibank N.A.	—		21
Turkish New Lira	3,245	U.S. Dollar	388	5–24–21	Citibank N.A.	9		—
South African Rand	3,516	U.S. Dollar	236	6–2–21	Citibank N.A.	—		—	*
U.S. Dollar	536	Colombian Peso	1,970,000	6–9–21	Citibank N.A.	1		—
Turkish New Lira	1,620	U.S. Dollar	196	8–19–21	Citibank N.A.	17		—
Chinese Yuan Renminbi Offshore	9,258	U.S. Dollar	1,422	4–1–21	Goldman Sachs International	12		—
Brazilian Real	4,730	U.S. Dollar	850	4–5–21	Goldman Sachs International	10		—
Chilean Peso	308,000	U.S. Dollar	428	4–5–21	Goldman Sachs International	1		—
Romanian Leu	610	U.S. Dollar	149	4–5–21	Goldman Sachs International	3		—
Russian Ruble	47,300	U.S. Dollar	642	4–5–21	Goldman Sachs International	16		—
U.S. Dollar	3,716	Brazilian Real	20,211	4–5–21	Goldman Sachs International	—		125
U.S. Dollar	436	Chilean Peso	316,000	4–5–21	Goldman Sachs International	3		—
Australian Dollar	1,110	U.S. Dollar	865	4–6–21	Goldman Sachs International	22		—
Chilean Peso	64,000	U.S. Dollar	88	4–6–21	Goldman Sachs International	—		1
South African Rand	2,312	U.S. Dollar	156	4–6–21	Goldman Sachs International	—		—	*
U.S. Dollar	854	Australian Dollar	1,110	4–6–21	Goldman Sachs International	—		11
U.S. Dollar	437	Polish Zloty	1,620	4–6–21	Goldman Sachs International	—		27
Chinese Yuan Renminbi Offshore	7,474	U.S. Dollar	1,153	4–7–21	Goldman Sachs International	15		—
Colombian Peso	3,170,000	U.S. Dollar	884	4–8–21	Goldman Sachs International	19		—
Mexican Peso	16,879	U.S. Dollar	825	4–8–21	Goldman Sachs International	—		—	*

2021	SEMIANNUAL REPORT	69

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	799	Indonesian Rupiah	11,330,060	4–8–21	Goldman Sachs International	$—		$21
U.S. Dollar	1,892	Mexican Peso	39,303	4–8–21	Goldman Sachs International	30		—
U.S. Dollar	816	Thai Baht	24,982	4–8–21	Goldman Sachs International	—		17
Chinese Yuan Renminbi	1,200	U.S. Dollar	183	4–9–21	Goldman Sachs International	—		—	*
Indonesian Rupiah	12,400,000	U.S. Dollar	859	4–9–21	Goldman Sachs International	6		—
South Korean Won	970,000	U.S. Dollar	856	4–9–21	Goldman Sachs International	—		1
Turkish New Lira	1,829	U.S. Dollar	241	4–9–21	Goldman Sachs International	20		—
Indian Rupee	26,900	U.S. Dollar	363	4–12–21	Goldman Sachs International	—		4
Mexican Peso	8,800	U.S. Dollar	424	4–12–21	Goldman Sachs International	—		7
Russian Ruble	20,800	U.S. Dollar	280	4–12–21	Goldman Sachs International	5		—
U.S. Dollar	108	Colombian Peso	400,000	4–12–21	Goldman Sachs International	1		—
U.S. Dollar	850	Mexican Peso	17,600	4–12–21	Goldman Sachs International	11		—
Colombian Peso	1,280,000	U.S. Dollar	369	4–13–21	Goldman Sachs International	19		—
Mexican Peso	7,246	U.S. Dollar	349	4–13–21	Goldman Sachs International	—		5
U.S. Dollar	368	Colombian Peso	1,280,000	4–13–21	Goldman Sachs International	—		18
U.S. Dollar	218	Mexican Peso	4,500	4–13–21	Goldman Sachs International	2		—
Turkish New Lira	6,389	U.S. Dollar	785	4–16–21	Goldman Sachs International	18		—
U.S. Dollar	860	Euro	720	4–16–21	Goldman Sachs International	—		15
Chinese Yuan Renminbi Offshore	8,656	U.S. Dollar	1,329	4–19–21	Goldman Sachs International	12		—
U.S. Dollar	269	Indonesian Rupiah	3,900,000	4–19–21	Goldman Sachs International	—		1
U.S. Dollar	87	Malaysian Ringgit	360	4–19–21	Goldman Sachs International	—		—	*
Egypt Pound	2,920	U.S. Dollar	182	4–20–21	Goldman Sachs International	—		3
Turkish New Lira	1,675	U.S. Dollar	220	4–22–21	Goldman Sachs International	20		—
U.S. Dollar	1,803	Mexican Peso	36,900	4–22–21	Goldman Sachs International	—		1
Chinese Yuan Renminbi Offshore	16,257	U.S. Dollar	2,494	4–23–21	Goldman Sachs International	21		—
Peruvian New Sol	808	U.S. Dollar	216	4–23–21	Goldman Sachs International	—		—	*
Chinese Yuan Renminbi Offshore	7,654	U.S. Dollar	1,173	4–27–21	Goldman Sachs International	9		—
Peruvian New Sol	540	U.S. Dollar	145	4–27–21	Goldman Sachs International	1		—
Mexican Peso	895	U.S. Dollar	44	4–28–21	Goldman Sachs International	—	*	—
U.S. Dollar	538	Chilean Peso	396,388	5–4–21	Goldman Sachs International	12		—
U.S. Dollar	726	Chilean Peso	535,000	5–10–21	Goldman Sachs International	17		—
Turkish New Lira	2,370	U.S. Dollar	327	5–11–21	Goldman Sachs International	47		—
Turkish New Lira	1,637	U.S. Dollar	197	5–17–21	Goldman Sachs International	4		—
U.S. Dollar	785	Turkish New Lira	6,609	5–17–21	Goldman Sachs International	—		8
U.S. Dollar	1,203	Russian Ruble	92,078	6–2–21	Goldman Sachs International	7		—
Russian Ruble	57,734	U.S. Dollar	770	6–3–21	Goldman Sachs International	12		—
New Taiwan Dollar	12,500	U.S. Dollar	449	6–16–21	Goldman Sachs International	7		—
U.S. Dollar	439	New Taiwan Dollar	12,400	6–16–21	Goldman Sachs International	—	*	—
Turkish New Lira	3,130	U.S. Dollar	386	8–19–21	Goldman Sachs International	40		—
U.S. Dollar	433	Turkish New Lira	3,270	8–19–21	Goldman Sachs International	—		72
South African Rand	6,600	U.S. Dollar	441	4–1–21	JPMorgan Securities LLC	—		6
Turkish New Lira	1,710	U.S. Dollar	203	4–1–21	JPMorgan Securities LLC	—		4
U.S. Dollar	1,408	Chinese Yuan Renminbi Offshore	9,258	4–1–21	JPMorgan Securities LLC	2		—
U.S. Dollar	208	Turkish New Lira	1,710	4–1–21	JPMorgan Securities LLC	—		1
Polish Zloty	1,630	U.S. Dollar	437	4–2–21	JPMorgan Securities LLC	25		—
Turkish New Lira	1,710	U.S. Dollar	205	4–2–21	JPMorgan Securities LLC	—		2
U.S. Dollar	437	Russian Ruble	32,500	4–2–21	JPMorgan Securities LLC	—		7

70	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
U.S. Dollar	203	Turkish New Lira	1,710	4–2–21	JPMorgan Securities LLC	$4		$—
Brazilian Real	18,827	U.S. Dollar	3,254	4–5–21	JPMorgan Securities LLC	—		90
U.S. Dollar	859	Euro	720	4–6–21	JPMorgan Securities LLC	—		15
U.S. Dollar	533	Hungarian Forint	164,500	4–6–21	JPMorgan Securities LLC	—		—	*
U.S. Dollar	852	New Zealand Dollar	1,190	4–6–21	JPMorgan Securities LLC	—		21
U.S. Dollar	196	Turkish New Lira	1,585	4–6–21	JPMorgan Securities LLC	—		4
U.S. Dollar	204	Turkish New Lira	1,710	4–7–21	JPMorgan Securities LLC	2		—
U.S. Dollar	436	Colombian Peso	1,580,000	4–8–21	JPMorgan Securities LLC	—		4
U.S. Dollar	1,352	Thai Baht	42,188	4–8–21	JPMorgan Securities LLC	—		2
Euro	348	Czech Koruna	9,164	4–9–21	JPMorgan Securities LLC	4		—
South African Rand	13,300	U.S. Dollar	863	4–9–21	JPMorgan Securities LLC	—		38
U.S. Dollar	1,124	Chinese Yuan Renminbi	7,350	4–9–21	JPMorgan Securities LLC	—		4
U.S. Dollar	478	Indonesian Rupiah	6,900,000	4–9–21	JPMorgan Securities LLC	—		3
Mexican Peso	9,100	U.S. Dollar	422	4–12–21	JPMorgan Securities LLC	—		23
U.S. Dollar	856	New Zealand Dollar	1,190	4–12–21	JPMorgan Securities LLC	—		25
U.S. Dollar	80	Mexican Peso	1,606	4–13–21	JPMorgan Securities LLC	—		2
U.S. Dollar	859	Euro	720	4–16–21	JPMorgan Securities LLC	—		15
U.S. Dollar	279	Turkish New Lira	2,277	4–16–21	JPMorgan Securities LLC	—		6
Australian Dollar	1,690	U.S. Dollar	1,315	4–19–21	JPMorgan Securities LLC	31		—
Indonesian Rupiah	4,556,000	U.S. Dollar	320	4–19–21	JPMorgan Securities LLC	7		—
U.S. Dollar	367	Indian Rupee	27,200	4–19–21	JPMorgan Securities LLC	4		—
Australian Dollar	1,100	U.S. Dollar	858	4–22–21	JPMorgan Securities LLC	22		—
Turkish New Lira	4,965	U.S. Dollar	594	4–22–21	JPMorgan Securities LLC	1		—
U.S. Dollar	856	Australian Dollar	1,100	4–22–21	JPMorgan Securities LLC	—		20
U.S. Dollar	1,016	Turkish New Lira	7,857	4–22–21	JPMorgan Securities LLC	—		76
U.S. Dollar	811	Chinese Yuan Renminbi	5,300	4–23–21	JPMorgan Securities LLC	—		4
U.S. Dollar	438	South Korean Won	494,000	4–26–21	JPMorgan Securities LLC	—	*	—
U.S. Dollar	706	Turkish New Lira	5,783	4–26–21	JPMorgan Securities LLC	—		17
South African Rand	18,659	U.S. Dollar	1,249	4–29–21	JPMorgan Securities LLC	—		11
U.S. Dollar	506	South African Rand	7,687	4–29–21	JPMorgan Securities LLC	14		—
Chinese Yuan Renminbi Offshore	9,900	U.S. Dollar	1,503	4–30–21	JPMorgan Securities LLC	—		3
Czech Koruna	1,000	U.S. Dollar	47	5–3–21	JPMorgan Securities LLC	2		—
U.S. Dollar	3,250	Brazilian Real	18,827	5–4–21	JPMorgan Securities LLC	89		—
U.S. Dollar	862	Chinese Yuan Renminbi	5,600	5–7–21	JPMorgan Securities LLC	—		10
U.S. Dollar	1,335	Chinese Yuan Renminbi	8,700	5–10–21	JPMorgan Securities LLC	—		13
U.S. Dollar	269	Polish Zloty	1,019	5–10–21	JPMorgan Securities LLC	—		11
Nigeria Naira	89,870	U.S. Dollar	209	5–17–21	JPMorgan Securities LLC	—		7
Turkish New Lira	2,277	U.S. Dollar	274	5–17–21	JPMorgan Securities LLC	6		—
Egypt Pound	4,820	U.S. Dollar	296	5–20–21	JPMorgan Securities LLC	—		7
Turkish New Lira	5,889	U.S. Dollar	706	5–26–21	JPMorgan Securities LLC	18		—
Turkish New Lira	1,710	U.S. Dollar	194	6–30–21	JPMorgan Securities LLC	—		1
Turkish New Lira	3,190	U.S. Dollar	401	8–19–21	JPMorgan Securities LLC	48		—
U.S. Dollar	200	Turkish New Lira	1,590	8–19–21	JPMorgan Securities LLC	—		25
Brazilian Real	450	U.S. Dollar	81	4–5–21	Morgan Stanley International	1		—
South African Rand	2,204	U.S. Dollar	149	4–6–21	Morgan Stanley International	—		—	*
U.S. Dollar	175	South African Rand	2,600	4–6–21	Morgan Stanley International	1		—
Russian Ruble	7,700	U.S. Dollar	104	4–12–21	Morgan Stanley International	3		—
U.S. Dollar	847	Australian Dollar	1,100	4–12–21	Morgan Stanley International	—		12
U.S. Dollar	3,685	Polish Zloty	14,126	4–16–21	Morgan Stanley International	—		110
U.S. Dollar	1,181	Chinese Yuan Renminbi	7,700	4–19–21	Morgan Stanley International	—		8
U.S. Dollar	384	Mexican Peso	7,899	4–19–21	Morgan Stanley International	2		—

2021	SEMIANNUAL REPORT	71

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Chinese Yuan Renminbi Offshore	7,945	U.S. Dollar	1,213	4–29–21	Morgan Stanley International	$5	$—
U.S. Dollar	173	Polish Zloty	680	6–29–21	Morgan Stanley International	—	1
Nigeria Naira	87,910	U.S. Dollar	199	8–12–21	Morgan Stanley International	—	6
U.S. Dollar	187	Nigeria Naira	87,910	2–14–22	Morgan Stanley International	4	—

						$1,581	$1,814

The following futures contracts were outstanding at March 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro-Buxl 30-Year Bond	Short	2	6–30–21	200	$(483)	$4
U.S. 10-Year Treasury Note	Long	25	6–30–21	2,500	3,274	(11)
U.S. 5-Year Treasury Note	Short	4	6–30–21	400	(494)	2

					$2,297	$(5)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2021:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	4.758%	9/14/2022	MXN	1,382	$(3)	$—	$(3)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.043%	9/13/2023		493	(4)	—	(4)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	5.908%	9/9/2026		2,184	(34)	—	(34)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.695%	9/3/2031		1,429	(24)	—	(24)
Receive	3-Month Colombia Overnight Interbank Reference Rate	4.050%	6/16/2026	COP	1,044	26	—	26
Receive	3-Month Johannesburg Interbank Agreed Rate	4.675%	6/16/2024	ZAR	889	10	—	10
Receive	3-Month Johannesburg Interbank Agreed Rate	4.755%	6/16/2024		889	8	—	8
Pay	3-Month Johannesburg Interbank Agreed Rate	9.280%	6/17/2031		1,489	(36)	—	(36)
Receive	6-Month Budapest Interbank Offered Rate	1.535%	6/16/2026	HUF	968	29	—	29
Pay	6-Month Warsaw Interbank Offered Rate	0.691%	9/15/2023	PLN	847	(1)	—	(1)
Pay	6-Month Warsaw Interbank Offered Rate	1.217%	9/15/2025		1,246	(5)	—	(5)
Receive	6-Month Warsaw Interbank Offered Rate	1.412%	9/15/2026		514	(2)	—	(2)
Pay	6-Month Warsaw Interbank Offered Rate	1.788%	9/15/2029		344	(2)	—	(2)
Pay	1-Day Brazil Interbank Deposit Rate	4.205%	1/3/2023	BRL	1,406	1	—	1
Pay	1-Day Brazil Interbank Deposit Rate	4.805%	1/3/2023		351	— *	—	— *
Pay	1-Day Brazil Interbank Deposit Rate	5.080%	1/3/2024		421	— *	—	— *
Pay	1-Year Camara vs. Interest Rate Swap Peso	1.975%	6/16/2026	CLP	422	(13)	—	(13)

72	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Receive	28-Day Mexico Equilibrium Interbank Interest Rate	6.100%	12/11/2024	MXN	929	$— *	$—	$— *
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.320%	9/6/2028		1,594	(26)	—	(26)
Receive	3-Month Colombia Overnight Interbank Reference Rate	3.800%	6/16/2026	COP	497	17	—	17
Receive	3-Month Johannesburg Interbank Agreed Rate	5.255%	12/15/2023	ZAR	1,335	(1)	—	(1)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.210%	12/15/2023		2,558	(2)	—	(2)
Receive	3-Month Johannesburg Interbank Agreed Rate	5.395%	12/15/2023		2,536	(9)	—	(9)
Receive	3-Month Johannesburg Interbank Agreed Rate	10.040%	6/17/2031		589	(4)	—	(4)
Receive	6-Month Budapest Interbank Offered Rate	1.700%	6/16/2024	HUF	767	3	—	3
Receive	6-Month Budapest Interbank Offered Rate	1.620%	6/16/2024		736	4	—	4
Receive	6-Month Budapest Interbank Offered Rate	1.800%	6/16/2024		773	1	—	1
Pay	6-Month Thai Baht Interest Rate Fixing Rate	0.685%	12/28/2025	THB	648	(11)	—	(11)
Pay	6-Month Thai Baht Interest Rate Fixing Rate	1.130%	12/28/2030		464	(24)	—	(24)
Receive	6-Month Warsaw Interbank Offered Rate	1.415%	12/15/2026	PLN	464	5	—	5
Receive	3-Month LIBOR	1.416%	6/21/2025		$2,159	— *	—	— *
Receive	6-Month Warsaw Interbank Offered Rate	0.700%	12/15/2023	PLN	2,112	8	—	8
Pay	6-Month Warsaw Interbank Offered Rate	1.710%	12/15/2031		263	(8)	—	(8)

						$(97)	$—	$(97)

The following over the counter interest rate swap agreements were outstanding at March 31, 2021:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Pay	6-Month LIBOR	7.650%	3/9/2024	IDR	1,148	$47	$—	$47
Goldman Sachs International	Pay	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	15.840%	9/15/2024	TRY	102	(8)	—	(8)
Goldman Sachs International	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	18.250%	6/16/2026		128	3	—	3
Goldman Sachs International	Receive	1-Day Borsa Instanbul Turkish Lira Overnight Reference Rate	17.850%	6/16/2026		128	4	—	4
Goldman Sachs International	Pay	3-Month RUB NFEA MosPrime Rate	6.750%	6/16/2023	RUB	844	(1)	—	(1)
JPMorgan Chase Bank N.A.	Receive	3-Month LIBOR	17.230%	7/15/2021		$1,400	141	—	141
JPMorgan Chase Bank N.A.	Receive	3-Month LIBOR	17.240%	7/15/2021		2,800	307	—	307
JPMorgan Chase Bank N.A.	Receive	3-Month RUB NFEA MosPrime Rate	5.600%	6/16/2022	RUB	2,225	(16)	—	(16)
JPMorgan Chase Bank N.A.	Pay	3-Month RUB NFEA MosPrime Rate	6.750%	6/16/2023		844	(1)	—	(1)

2021	SEMIANNUAL REPORT	73

SCHEDULE OF INVESTMENTS	IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(C)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	212	$20	$—	$20
Morgan Stanley & Co. International plc	Pay	3-Month LIBOR	14.250%	7/15/2021	TRY	464	(136)	—	(136)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	16.350%	9/15/2022		$2,200	348	—	348
Morgan Stanley & Co. International plc	Receive	6-Month LIBOR	7.400%	4/24/2024	IDR	955	74	—	74

							$782	$—	$782

The following written options were outstanding at March 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
U.S. 5-Year Treasury Note June Futures	N/A	Put	42	4,200	April 2021	$123.00	$5	$(10)
	N/A	Put	88	8,800	May 2021	122.00	10	(13)

							$15	$(23)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$241	$—	$—
Other Government Securities	—	55,706	—
Short-Term Securities	9,559	—	—
Total	$9,800	$55,706	$—
Centrally Cleared Credit Default Swaps	$1	$10	$—
Forward Foreign Currency Contracts	$—	$1,581	$—
Futures Contracts	$6	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$112	$—
Over the Counter Interest Rate Swaps	$—	$944	$—

Liabilities
Centrally Cleared Credit Default Swaps	$4	$3	$—
Forward Foreign Currency Contracts	$—	$1,814	$—
Futures Contracts	$11	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$209	$—
Over the Counter Interest Rate Swaps	$—	$162	$—
Written Options	$23	$—	$—

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

Market Sector Diversification
(as a % of net assets)
Other Government Securities	81.8%
Other+	18.2%

+	Includes cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

74	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY PICTET TARGETED RETURN BOND FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Purchased Options	0.2%
Bonds	89.4%
Corporate Debt Securities	39.6%
Other Government Securities	29.7%
United States Government and Government Agency Obligations	20.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	10.4%

Quality Weightings

Investment Grade	69.9%
AAA	14.4%
AA	17.4%
A	10.0%
BBB	28.1%
Non-Investment Grade	19.5%
BB	15.5%
B	3.4%
CCC	0.2%
Below CCC	0.1%
Non-rated	0.3%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+ and Purchased Options	10.6%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

Country Weightings

Europe	41.2%
Germany	10.7%
Italy	7.6%
United Kingdom	4.7%
Norway	4.4%
Other Europe	13.8%
North America	30.5%
United States	29.6%
Other North America	0.9%
Pacific Basin	9.8%
China	7.1%
Other Pacific Basin	2.7%
Other	3.1%
South America	1.9%
Bahamas/Caribbean	1.2%
Africa	0.7%
Asia	0.7%
Middle East	0.3%
Cash and Other Assets (Net of Liabilities), Cash Equivalents+ and Purchased Options	10.6%

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	75

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
EUR versus USD,
Call $1.19, Expires 6–17–21, OTC (Ctrpty: Barclays Capital, Inc.)	3,247,500	3,248	$19
Euro-Bund 10-Year Bond June Futures,
Call EUR172.50, Expires 5–21–21 (A)	82	8,200	59
U.S. 10-Year Treasury Note June Futures,
Call $145.00, Expires 5–21–21	73	7,300	—	*
U.S. Treasury Long Bond June Futures:
Call $164.00, Expires 5–21–21	111	11,100	16
Call $220.00, Expires 5–21–21	64	6,400	—	*
USD versus JPY,
Call $107.10, Expires 5–19–21, OTC (Ctrpty: Goldman Sachs International)	7,112,000	7,112	240
USD versus NOK,
Put $8.59, Expires 10–27–21, OTC (Ctrpty: Citibank N.A.)	7,588,000	7,588	287

TOTAL PURCHASED OPTIONS – 0.2%			$621
(Cost: $527)

CORPORATE DEBT SECURITIES	Principal
Communication Services

Broadcasting – 0.4%
Discovery Communications LLC (GTD by Discovery, Inc.),
5.300%, 5–15–49		$184	220
Fox Corp.,
5.576%, 1–25–49		372	474

			694

Cable & Satellite – 0.6%
Altice France S.A.,
5.875%, 2–1–27 (A)	EUR	363	454
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.750%, 4–1–48		$450	547
Summer BidCo B.V. (9.000% Cash or 9.750% PIK),
9.000%, 11–15–25 (A)(B)	EUR	210	252

			1,253

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Integrated Telecommunication Services – 1.6%
AT&T, Inc.:
4.250%, 6–1–43 (A)	GBP	176	$291
3.650%, 9–15–59 (C)		$861	787
British Telecommunications plc,
3.250%, 11–8–29		870	910
CK Hutchison Group Telecom Finance S.A.,
1.500%, 10–17–31 (A)	EUR	200	245
Oi S.A. (10.000% Cash or 8.000% Cash and 4.000% PIK),
10.000%, 7–27–25 (B)		$245	259
Telefonica Emisiones S.A.:
7.045%, 6–20–36		145	201
5.213%, 3–8–47		400	468

			3,161

Wireless Telecommunication Service – 0.2%
Vodafone Group plc,
2.625%, 8–27–80 (A)(D)	EUR	390	472

Total Communication Services – 2.8%			5,580
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.2%
PVH Corp.,
3.125%, 12–15–27 (A)		340	443

Auto Parts & Equipment – 0.5%
Grupo-Antolin Irausa S.A.,
3.250%, 4–30–24 (A)		134	156
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK),
3.875%, 5–15–27 (A)(B)		300	362
ZF Europe Finance B.V.,
3.000%, 10–23–29 (A)(D)		400	489

			1,007

Automobile Manufacturers – 1.8%
Daimler AG,
1.125%, 11–6–31 (A)		1,070	1,304
General Motors Co.,
6.800%, 10–1–27		$600	744
Jaguar Land Rover Automotive plc,
7.750%, 10–15–25 (C)		200	217
Volkswagen International Finance N.V.,
3.375%, 6–27–69 (A)	EUR	1,000	1,240

			3,505

Restaurants – 0.1%
Starbucks Corp.,
4.450%, 8–15–49		$123	143

Total Consumer Discretionary – 2.6%			5,098
Consumer Staples

Brewers – 0.2%
Anheuser-Busch InBev Worldwide, Inc. (GTD by AB INBEV/BBR/COB),
5.800%, 1–23–59		365	495

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Drug Retail – 0.2%
CVS Health Corp.,
5.050%, 3–25–48		$244	$299

Hypermarkets & Super Centers – 0.3%
Carrefour S.A.,
2.625%, 12–15–27 (A)(D)	EUR	400	538

Packaged Foods & Meats – 0.2%
Mars, Inc.,
4.200%, 4–1–59 (C)		$395	447

Total Consumer Staples – 0.9%			1,779
Energy

Integrated Oil & Gas – 1.3%
OMV AG,
2.500%, 9–1–69 (A)	EUR	600	732
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
6.900%, 3–19–49		$330	362
Petroleos Mexicanos,
4.875%, 2–21–28 (A)	EUR	521	606
Raizen Fuels Finance Ltd.,
5.300%, 1–20–27 (C)		$589	654
Repsol International Finance B.V.,
4.247%, 12–11–69 (A)	EUR	200	258

			2,612

Oil & Gas Exploration & Production – 0.8%
BP Capital Markets plc (GTD by BP plc),
1.231%, 5–8–31 (A)		1,250	1,533

Oil & Gas Storage & Transportation – 1.0%
Energy Transfer Partners L.P.,
6.000%, 6–15–48		$315	363
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25		464	491
TransCanada PipeLines Ltd.,
5.300%, 3–15–77		944	986

			1,840

Total Energy—3.1%			5,985
Financials

Asset Management & Custody Banks – 0.3%
Charming Light Investments Ltd.,
4.375%, 12–21–27 (D)		458	513

Consumer Finance – 0.4%
Ford Motor Credit Co. LLC,
3.815%, 11–2–27		850	860

Diversified Banks – 5.7%
ABANCA Corp. Bancaria S.A.,
6.125%, 1–18–29 (A)	EUR	300	384
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)		300	368
AIB Group plc,
6.250%, 12–23–69 (A)		220	289

76	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Banks (Continued)
Banco Santander S.A.,
6.750%, 7–25–68 (A)	EUR	200	$247
Banque Centrale de Tunisia,
6.375%, 7–15–26 (A)		166	171
Barclays plc,
2.000%, 2–7–28 (A)		400	481
BAWAG Group AG,
5.000%, 11–14–68 (A)		200	245
BNP Paribas S.A.:
4.500%, 8–25–68 (C)		$320	316
4.500%, 8–25–69 (D)		390	385
Commerzbank AG,
6.125%, 4–9–69 (A)	EUR	200	251
De Volksbank N.V.,
2.750%, 10–6–27 (A)		300	358
Erste Group Bank AG,
6.500%, 10–15–68 (A)		600	790
HSBC Holdings plc,
5.875%, 3–28–69 (A)	GBP	500	761
Intesa Sanpaolo S.p.A.,
3.750%, 8–27–68 (A)	EUR	500	562
La Banque Postale,
3.875%, 5–20–68 (A)		600	734
Landesbank Baden-Wuerttemberg,
2.875%, 9–28–26 (A)		400	512
Lloyds Banking Group plc,
7.500%, 4–30–49		$410	457
NatWest Group plc,
5.125%, 12–31–69 (A)	GBP	200	289
Royal Bank of Scotland Group plc (The),
8.000%, 9–30–69		$400	469
Societe Generale S.A.,
5.375%, 5–18–69 (C)(D)		319	328
Svenska Handelsbanken AB,
6.250%, 3–1–69		600	658
TerraForm Power Operating LLC (GTD by TerraForm Power LLC),
5.000%, 1–31–28 (C)		440	475
UniCredit S.p.A.:
5.861%, 6–19–32		400	443
5.459%, 6–30–35 (C)		200	212
Unione di Banche Italiane S.p.A.,
5.875%, 6–20–69 (A)	EUR	380	481
Virgin Money UK plc,
4.000%, 9–25–26 (A)	GBP	300	449

			11,115

Diversified Capital Markets – 0.9%
Credit Suisse Group AG:
3.250%, 4–2–26 (A)	EUR	400	519
7.250%, 3–12–68		$400	434
4.500%, 3–3–69 (C)		370	347
UBS Group AG,
7.000%, 7–31–68		420	462

			1,762

Life & Health Insurance – 2.4%
Allianz SE,
3.500%, 4–30–69 (C)		2,400	2,436
CNP Assurances S.A.,
2.500%, 6–30–51 (A)	EUR	900	1,123

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Life & Health Insurance (Continued)
Legal & General Group plc,
3.750%, 11–26–49 (A)	GBP	525	$766
Rothesay Life plc,
6.875%, 3–12–68 (A)		300	470

			4,795

Multi-Line Insurance – 0.1%
ageas S.A./N.V.,
3.875%, 6–10–69 (A)	EUR	200	247

Other Diversified Financial Services – 0.4%
RCI Banque S.A.,
2.625%, 2–18–30 (A)		600	701

Property & Casualty Insurance – 1.2%
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.),
2.500%, 3–15–38 (A)		243	340
Direct Line Insurance Group plc,
4.750%, 6–7–68 (A)	GBP	200	270
Munich Reinsurance Co.,
1.250%, 5–26–41 (A)	EUR	1,000	1,181
Zurich Finance (Ireland) DAC,
1.875%, 9–17–50 (A)		500	614

			2,405

Specialized Finance – 1.6%
China Great Wall International Holdings III Ltd.,
3.875%, 8–31–27 (D)		$679	737
Dresdner Funding Trust I,
8.151%, 6–30–31		430	607
Intrum AB,
3.000%, 9–15–27 (A)(C)	EUR	669	760
Vonovia Finance B.V.,
1.125%, 9–14–34 (A)		800	946

			3,050

Thrifts & Mortgage Finance – 0.4%
Deutsche Pfandbriefbank AG,
2.875%, 6–28–27 (A)		700	829

Total Financials – 13.4%			26,277
Health Care

Health Care Facilities – 0.2%
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–49		$360	441

Health Care Supplies – 0.2%
Medtronic Global Holdings SCA,
1.750%, 7–2–49 (A)	EUR	363	449

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.,
2.875%, 7–24–37 (A)		158	231

Managed Health Care – 0.2%
UnitedHealth Group, Inc.:
3.700%, 8–15–49		$119	129
3.875%, 8–15–59		233	260

			389

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Pharmaceuticals – 0.4%
Merck KGaA,
1.625%, 9–9–80 (A)	EUR	600	$718

Total Health Care – 1.1%			2,228
Industrials

Aerospace & Defense – 0.5%
Rolls-Royce plc,
5.750%, 10–15–27 (C)		$1,000	1,064

Airlines – 0.1%
Avianca Holdings S.A. (LIBOR plus 10.500% Cash or LIBOR plus 12.000% PIK),
12.203%, 11–10–21 (B)(C)(E)		128	130

Diversified Support Services – 0.6%
Logicor Financing S.a.r.l.,
3.250%, 11–13–28 (A)	EUR	800	1,090

Heavy Electrical Equipment – 0.2%
Nordex SE,
6.500%, 2–1–23 (A)		320	383

Industrial Conglomerates – 0.2%
General Electric Co.,
4.125%, 10–9–42		$324	347

Railroads – 0.2%
CSX Corp.,
4.750%, 11–15–48		390	469

Total Industrials – 1.8%			3,483
Information Technology

IT Consulting & Other Services – 0.3%
International Business Machines Corp.,
4.250%, 5–15–49		567	653

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.,
1.125%, 5–11–25		824	829
Hewlett Packard Enterprise Co.:
4.900%, 10–15–25 (F)		359	409
6.350%, 10–15–45 (F)		600	782
Hewlett Packard Enterprise Co. (3-Month U.S. LIBOR plus 72 bps),
0.958%, 10–5–21 (E)		97	97

			2,117

Total Information Technology – 1.4%			2,770
Materials

Aluminum – 0.3%
PT Indonesia Asahan Aluminum Persero Tbk,
6.757%, 11–15–48		515	642

2021	SEMIANNUAL REPORT	77

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Diversified Chemicals – 0.3%
Chemours Co. (The),
4.000%, 5–15–26 (A)	EUR	200	$237
Dow Chemical Co. (The),
4.375%, 11–15–42		$285	324

			561

Diversified Metals & Mining – 0.4%
Glencore Capital Finance DAC,
1.125%, 3–10–28 (A)	EUR	590	703

Fertilizers & Agricultural Chemicals – 0.3%
Israel Chemicals Ltd.,
6.375%, 5–31–38		$413	519

Specialty Chemicals – 0.3%
International Flavors & Fragrances, Inc.,
5.000%, 9–26–48		171	211
Westlake Chemical Corp.,
1.625%, 7–17–29 (A)	EUR	344	419

			630

Total Materials – 1.6%			3,055
Real Estate

Diversified Real Estate Activities – 1.4%
Blackstone Property Partners Europe Holdings S.a.r.l.,
1.750%, 3–12–29 (A)		284	344
Blackstone Property Partners Europe L.P.,
2.200%, 7–24–25 (A)		800	1,004
Shimao Property Holdings Ltd.,
6.125%, 2–21–24		$1,042	1,095
Vanke Real Estate (Hong Kong) Co. Ltd.,
3.975%, 11–9–27		335	361

			2,804

Diversified REITs – 0.1%
Aroundtown S.A.,
1.625%, 1–31–28 (A)	EUR	200	247

Hotel & Resort REITs – 0.3%
China Aoyuan Property Group Ltd.:
7.500%, 5–10–21		$234	234
5.375%, 9–13–22		400	402

			636

Industrial REITs – 0.6%
Prologis Euro Finance LLC (GTD by Prologis L.P.):
0.625%, 9–10–31 (A)	EUR	340	395
1.500%, 9–10–49 (A)		727	828

			1,223

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Office REITs – 0.3%
Demire Deutsche Mittelstand Real Estate AG,
1.875%, 10–15–24 (A)	EUR	300	$340
Inmobiliaria Colonial Socimi S.A.,
2.500%, 11–28–29 (A)		200	261

			601

Real Estate Development – 4.3%
Agile Group Holdings Ltd.:
6.700%, 3–7–22		$495	510
7.750%, 5–25–69		260	267
China Evergrande Group,
8.750%, 6–28–25		486	390
CIFI Holdings Group Co. Ltd.,
6.550%, 3–28–24		910	967
Country Garden Holdings Co. Ltd.:
8.000%, 1–27–24		369	394
7.250%, 4–8–26		700	780
CPI Property Group S.A.,
4.875%, 10–16–68 (A)	EUR	400	493
Greenland Global Investment Ltd.:
5.750%, 9–26–22		$420	379
6.750%, 9–26–23		310	263
Logan Property Holdings Co. Ltd.,
6.500%, 7–16–23		302	309
Longfor Properties Co. Ltd.,
4.500%, 1–16–28 (D)		706	765
RKPF Overseas 2019 A Ltd.,
7.875%, 2–1–23		500	520
Samhallsbyggnadsbolaget I Norden AB,
2.624%, 4–30–69 (A)	EUR	410	481
Sunac China Holdings Ltd.,
7.950%, 10–11–23		$1,000	1,056
Zhenro Properties Group Ltd.,
7.350%, 2–5–25		750	741

			8,315

Retail REITs – 0.6%
MAF Global Securities Ltd.,
5.500%, 9–7–68		400	406
Unibail-Rodamco SE,
2.125%, 10–25–66 (A)(D)	EUR	700	792

			1,198

Specialized REITs – 0.3%
Digital Stout Holding LLC,
3.750%, 10–17–30 (A)	GBP	300	469

Total Real Estate – 7.9%			15,493
Utilities

Electric Utilities – 2.1%
ContourGlobal Power Holdings S.A.,
4.125%, 8–1–25 (A)	EUR	320	384
DPL, Inc.,
4.350%, 4–15–29		$495	532
E.ON SE,
1.000%, 10–7–25 (A)(D)	EUR	400	489
Electricite de France S.A.,
3.375%, 9–15–69 (A)		600	749

CORPORATE DEBT SECURITIES (Continued)	Principal		Value
Electric Utilities (Continued)
Energo-Pro A.S.,
4.500%, 5–4–24 (A)	EUR	171	$196
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.500%, 9–15–27 (C)		$360	389
Orano S.A.,
2.750%, 3–8–28 (A)	EUR	400	485
Talen Energy Supply LLC,
7.250%, 5–15–27 (C)		$109	111
Viridian Group FinanceCo plc and Viridian Power and Energy Holdings DAC,
4.750%, 9–15–24 (A)	GBP	104	145
Vistra Operations Co. LLC:
5.625%, 2–15–27 (C)		$68	71
5.000%, 7–31–27 (C)		580	597

			4,148

Independent Power Producers & Energy Traders – 0.5%
Drax Finco plc,
2.625%, 11–1–25 (A)	EUR	500	601
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC),
4.500%, 8–15–28 (C)		$370	376

			977

Multi-Utilities – 0.3%
ENGIE S.A.,
1.500%, 11–30–69 (A)	EUR	500	588

Renewable Electricity – 0.1%
Clearway Energy Operating LLC,
4.750%, 3–15–28 (C)		$187	195

Total Utilities – 3.0%			5,908

TOTAL CORPORATE DEBT SECURITIES – 39.6%			$77,656
(Cost: $73,679)

OTHER GOVERNMENT SECURITIES (G)
Bermuda – 0.2%
Bermuda Government Bond,
3.375%, 8–20–50		472	456

Brazil – 0.9%
Federative Republic of Brazil,
4.625%, 1–13–28		1,608	1,699

Bulgaria – 0.3%
Bulgaria Government Bond,
1.375%, 9–23–50 (A)	EUR	505	576

78	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal		Value
Chile – 0.3%
Chile Bonos Tesoreria,
3.500%, 1–25–50 (D)		$480	$488

China – 3.1%
China Government Bond,
3.390%, 3–16–50 (A)	CNH	42,210	6,039

Columbia – 0.4%
Republic of Colombia,
6.125%, 1–18–41		$653	775

Croatia – 0.1%
Costa Rica Government Bond,
6.125%, 2–19–31		200	201

Dominican Republic – 0.1%
Dominican Republic,
6.500%, 2–15–48		210	222

Egypt – 0.5%
Arab Republic of Egypt:
6.375%, 4–11–31 (A)	EUR	474	569
8.500%, 1–31–47 (C)		$277	275
8.700%, 3–1–49		222	223

			1,067

Europe – 0.1%
Republic of Ecuador:
0.000%, 7–31–30 (C)(H)		17	7
0.500%, 7–31–30 (C)		129	76
0.500%, 7–31–35 (C)		149	67
0.500%, 7–31–40 (C)		56	24

			174

Germany – 6.2%
Bundesrepublik Deutschland:
0.000%, 2–15–30 (A)(H)	EUR	8,280	10,042
0.000%, 8–15–50 (A)(H)		1,910	2,080

			12,122

Ghana – 0.1%
Republic of Ghana,
7.875%, 2–11–35		$260	242

Hungary – 0.2%
Hungary Government Bond,
1.500%, 11–17–50 (A)	EUR	316	350

Indonesia – 1.1%
Indonesia Government Bond,
8.375%, 4–15–39 (A)	IDR	7,041,000	517
Republic of Indonesia:
1.450%, 9–18–26 (A)	EUR	687	830
3.850%, 10–15–30		$416	457
1.400%, 10–30–31 (A)	EUR	219	258

			2,062

Israel – 0.4%
Israel Government Bond,
4.500%, 4–3–20		$643	$766

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal		Value
Italy – 6.7%
Buoni del Tesoro Poliennali:
0.350%, 2–1–25 (A)	EUR	10,120	12,089
2.450%, 9–1–50 (A)		740	1,031

			13,120

Ivory Coast – 0.5%
Ivory Coast Government Bond:
5.875%, 10–17–31 (A)		350	433
4.875%, 1–30–32 (A)		390	446

			879

Mexico – 0.2%
United Mexican States,
2.875%, 4–8–39 (A)		400	478

Nigeria – 0.2%
Republic of Nigeria,
7.625%, 11–28–47		$479	464

Norway – 4.4%
Norway Government Bond,
1.375%, 8–19–30 (A)	NOK	74,357	8,624

Oman – 0.1%
Oman Government Bond,
6.750%, 10–28–27		$240	265

Peru – 0.3%
Republic of Peru,
2.392%, 1–23–26		539	555

Qatar – 0.3%
Qatar Government Bond,
5.103%, 4–23–48		440	556

Romania – 0.3%
Romania Government Bond:
1.375%, 12–2–29 (A)	EUR	146	170
3.375%, 1–28–50 (A)		410	502

			672

Saudi Arabia – 0.2%
Saudi Arabia Government Bond,
2.250%, 2–2–33		$465	437

Serbia – 0.2%
Republic of Serbia,
1.500%, 6–26–29 (A)	EUR	390	458

South Africa – 1.2%
Republic of South Africa:
5.875%, 6–22–30 (D)		$988	1,057
9.000%, 1–31–40 (A)	ZAR	16,991	940
5.750%, 9–30–49		$310	285

			2,282

Sri Lanka – 0.1%
Republic of Sri Lanka,
6.200%, 5–11–27 (C)		380	231

OTHER GOVERNMENT SECURITIES (G) (Continued)	Principal		Value
United Arab Emirates – 0.3%
Abu Dhabi Government Bond,
4.125%, 10–11–47		$515	$581

Uzbekistan – 0.7%
Republic of Uzbekistan:
5.375%, 2–20–29		959	1,051
3.700%, 11–25–30		237	230

			1,281

TOTAL OTHER GOVERNMENT SECURITIES – 29.7%			$58,122
(Cost: $57,838)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 20.1%
U.S. Treasury Bonds,
3.375%, 11–15–48 (I)		12,113	14,547
U.S. Treasury Notes:
1.125%, 2–28–25		17,090	17,412
0.250%, 8–31–25		7,600	7,423

			39,382

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 20.1%			$39,382
(Cost: $39,425)

SHORT–TERM SECURITIES

Japan (J) – 4.7%
Japan Government Treasury Bills:
-0.090%, 4–12–21 (A)	JPY	518,500	4,683
-0.100%, 5–17–21 (A)		512,000	4,625

			9,308

	Shares
Money Market Funds (L) – 3.8%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.010% (K)		4,820	4,819
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%		2,713	2,713

			7,532

TOTAL SHORT–TERM SECURITIES – 8.5%			$16,840
(Cost: $17,413)

TOTAL INVESTMENT SECURITIES – 98.1%			$192,621
(Cost: $188,882)

CASH AND OTHER ASSETS, NET OF LIABILITIES (M) – 1.9%			3,746

NET ASSETS – 100.0%			$196,367

2021	SEMIANNUAL REPORT	79

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)

Principal amounts are denominated in the indicated foreign currency, where applicable (AUD - Australian Dollar, CNH - Chinese Yuan in Hong Kong, CNY - Chinese Yuan Renminbi, CZK - Czech Koruna, EUR - Euro, GBP - British Pound, IDR - Indonesian Rupiah, JPY - Japanese Yen, KRW - South Korean Won, MXN - Mexican Peso, NOK - Norwegian Krone, NZD - New Zealand Dollar, PLN - Polish Zloty and ZAR -South African Rand).

(B)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $10,592 or 5.4% of net assets.

(D)	All or a portion of securities with an aggregate value of $4,620 are on loan.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at March 31, 2021. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(G)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(H)	Zero coupon bond.

(I)	All or a portion of securities with an aggregate value of $2,738 have been pledged as collateral on open futures contracts.

(J)	Rate shown is the yield to maturity at March 31, 2021.

(K)	Investment made with cash collateral received from securities on loan.

(L	) Rate shown is the annualized 7-day yield at March 31, 2021.

(M)	Cash of $2,708 is held in collateralized accounts for centrally cleared swap agreement collateral.

The following centrally cleared credit default swaps — buy protection(1) were outstanding at March 31, 2021:

Referenced Entity/Index	(Pay) Fixed Rate	Maturity Date	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays plc	(1.000%)	6–20–26	500	$(13)	$(12)	$— *
BNP Paribas S.A.	(1.000%)	6–20–26	900	(36)	(24)	(12)
Banco Santander S.A.	(1.000%)	6–20–26	900	(35)	(14)	(21)
iTraxx Europe Senior Financials, Series 35 Index	(1.000%)	6–20–26	2,400	(58)	(54)	(5)
iTraxx Europe, Series 35 Index	(1.000%)	6–20–26	4,150	(121)	(117)	(4)
iTraxx Europe Crossover, Series 35 Index	(1.000%)	6–20–26	1,700	(233)	(220)	(14)
Marriott International, Inc.	(1.000%)	6–20–26	625	(5)	(7)	2
Markit North American Investment Grade CDX Index	(1.000%)	6–20–26	14,950	(350)	(321)	(29)
NatWest Group plc	(1.000%)	6–20–26	900	(23)	(22)	(1)
People’s Republic of China	(1.000%)	6–20–26	7,200	(242)	(244)	2
Societe General S.A.	(1.000%)	6–20–26	500	(20)	(11)	(9)

				$(1,136)	$(1,046)	$(91)

80	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following centrally cleared credit default swaps — sold protection(3) were outstanding at March 31, 2021:

Referenced Entity/Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Accor S.A.	1.000%	6–20–26	2.558%	500	$(16)	$(15)	$(1)
Deutsche Lufthansa AG	1.000%	6–20–26	5.038	900	(103)	(98)	(5)
Deutsche Lufthansa AG	1.000%	12–20–25	4.924	900	(89)	(102)	14
iTraxx Europe, Series 34 Index	1.000%	12–20–30	1.418	1,700	53	11	42
Leonardo S.p.A.	5.000%	12–20–25	3.080	400	67	61	6

					$(88)	$(143)	$56

The following over the counter credit default swaps — sold protection(3) were outstanding at March 31, 2021:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at March 31, 2021(4)	Notional Amount(2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
HOCHTIEF AG	Citibank N.A.	5.000%	6–20–26	1.856%	750	$176	$183	$(7)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and/or take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at March 31, 2021:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation		Unrealized Depreciation
Chinese Yuan Renminbi Offshore	26,277	U.S. Dollar	4,021	4–28–21	Barclays Capital, Inc.	$25		$—
Philippine Peso	120,200	U.S. Dollar	2,488	4–28–21	Barclays Capital, Inc.	18		—
U.S. Dollar	2,451	Russian Ruble	187,954	4–28–21	Barclays Capital, Inc.	29		—
Euro	250	U.S. Dollar	299	6–16–21	Barclays Capital, Inc.	5		—
Hungarian Forint	636,696	Euro	1,729	6–16–21	Barclays Capital, Inc.	—		29
Mexican Peso	53,909	U.S. Dollar	2,574	6–16–21	Barclays Capital, Inc.	—		43
U.S. Dollar	143	Canadian Dollar	180	6–16–21	Barclays Capital, Inc.	—	*	—
Japanese Yen	518,500	U.S. Dollar	4,993	4–12–21	Citibank N.A.	310		—
Brazilian Real	13,700	U.S. Dollar	2,527	4–28–21	Citibank N.A.	96		—
Chilean Peso	3,621,000	U.S. Dollar	4,951	4–28–21	Citibank N.A.	—		76
Colombian Peso	8,990,000	U.S. Dollar	2,494	4–28–21	Citibank N.A.	40		—
Indonesian Rupiah	43,580,900	U.S. Dollar	3,052	4–28–21	Citibank N.A.	68		—
New Taiwan Dollar	69,920	U.S. Dollar	2,524	4–28–21	Citibank N.A.	63		—

2021	SEMIANNUAL REPORT	81

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	362	Chinese Yuan Renminbi	2,367	4–28–21	Citibank N.A.	$—	$2
U.S. Dollar	2,451	Colombian Peso	8,990,000	4–28–21	Citibank N.A.	3	—
U.S. Dollar	2,623	South Korean Won	2,967,000	4–28–21	Citibank N.A.	6	—
Australian Dollar	2,211	U.S. Dollar	1,716	6–16–21	Citibank N.A.	36	—
Euro	2,702	U.S. Dollar	3,231	6–16–21	Citibank N.A.	57	—
U.S. Dollar	6,095	Australian Dollar	7,868	6–16–21	Citibank N.A.	—	117
U.S. Dollar	2,242	British Pound	1,620	6–16–21	Citibank N.A.	—	9
U.S. Dollar	1,195	Euro	1,010	6–16–21	Citibank N.A.	—	8
U.S. Dollar	596	Japanese Yen	64,747	6–16–21	Citibank N.A.	—	11
U.S. Dollar	1,719	New Zealand Dollar	2,397	6–16–21	Citibank N.A.	—	45
South African Rand	90,778	U.S. Dollar	6,011	6–17–21	Citibank N.A.	—	79
South Korean Won	5,513,460	U.S. Dollar	4,987	4–28–21	Goldman Sachs International	102	—
U.S. Dollar	2,483	Brazilian Real	13,700	4–28–21	Goldman Sachs International	—	52
Australian Dollar	7,214	U.S. Dollar	5,595	6–16–21	Goldman Sachs International	114	—
Euro	50,768	U.S. Dollar	60,668	6–16–21	Goldman Sachs International	1,040	—
Israeli Shekel	8,262	U.S. Dollar	2,505	6–16–21	Goldman Sachs International	31	—
Norwegian Krone	52,322	Euro	5,179	6–16–21	Goldman Sachs International	—	34
Swedish Krona	17,724	Euro	1,747	6–16–21	Goldman Sachs International	21	—
U.S. Dollar	3,648	Japanese Yen	397,282	6–16–21	Goldman Sachs International	—	57
Japanese Yen	72,460	U.S. Dollar	662	6–16–21	JPMorgan Securities LLC	8	—
Chinese Yuan Renminbi	16,300	U.S. Dollar	2,498	4–28–21	Morgan Stanley International	18	—
Indonesian Rupiah	35,400,000	U.S. Dollar	2,495	4–28–21	Morgan Stanley International	72	—
South Korean Won	223,000	U.S. Dollar	200	4–28–21	Morgan Stanley International	3	—
U.S. Dollar	2,537	New Taiwan Dollar	69,900	4–28–21	Morgan Stanley International	—	77
Japanese Yen	512,000	U.S. Dollar	4,896	5–17–21	Morgan Stanley International	270	—
British Pound	8,035	U.S. Dollar	11,169	6–16–21	Morgan Stanley International	89	—
Euro	3,543	U.S. Dollar	4,234	6–16–21	Morgan Stanley International	73	—
Japanese Yen	657,000	U.S. Dollar	6,004	6–16–21	Morgan Stanley International	67	—
New Zealand Dollar	3,150	U.S. Dollar	2,259	6–16–21	Morgan Stanley International	59	—
Thai Baht	76,391	U.S. Dollar	2,496	6–16–21	Morgan Stanley International	52	—
U.S. Dollar	2,380	Canadian Dollar	2,993	6–16–21	Morgan Stanley International	1	—

						$2,776	$639

The following futures contracts were outstanding at March 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Euro BTP Long Term Bond	Short	51	6–30–21	5,100	$(8,930)	$(78)
Euro-Bobl 5-Year Bond	Short	110	6–30–21	11,000	(17,425)	(19)
Euro-Bund 10-Year Bond	Long	109	6–30–21	10,900	21,894	18
Euro-Buxl 30-Year Bond	Long	16	6–30–21	1,600	3,866	(52)
Euro-OAT France Government 10-Year Bond	Short	132	6–30–21	13,200	(25,069)	(31)
Euro-Schatz	Short	4	6–30–21	400	(526)	— *
U.S. 10-Year Treasury Note	Short	150	6–30–21	15,000	(19,641)	169
U.S. 10-Year Ultra Treasury Note	Short	55	6–30–21	5,500	(7,903)	288
U.S. 2-Year Treasury Note	Long	26	6–30–21	5,200	5,739	(5)
U.S. Treasury Long Bond	Short	115	6–30–21	11,500	(17,778)	560
U.S. Treasury Ultra Long Bond	Long	21	6–30–21	2,100	3,805	(15)
United Kingdom Long Gilt	Short	16	6–30–21	1,600	(2,814)	27

					$(64,782)	$862

82	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following centrally cleared interest rate swap agreements were outstanding at March 31, 2021:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount(A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Pay	28-Day Mexico Equilibrium Interbank Interest Rate	6.960%	10/2/2029	MXN	8,460	$(149)	$—	$(149)
Pay	1-Day South Korean Won Certificate of Deposit	1.510%	9/15/2026	KRW	5,240	(20)	—	(20)
Receive	3-Month LIBOR	0.023%	9/20/2051		$4,218	128	—	128
Pay	7-Day China Fixing Repo Rates	2.948%	9/15/2026	CNY	16,217	(8)	—	(8)
Pay	3-Month Johannesburg Interbank Agreed Rate	10.040%	10/27/2030	ZAR	4,590	6	—	6
Receive	6-Month Australian Dollar Bank Bills	0.767%	3/19/2031	AUD	14,352	(49)	—	(49)
Receive	6-Month EURIBOR	0.078%	9/17/2031	EUR	11,877	57	—	57
Pay	6-Month Prague Interbank Offered Rate	1.670%	9/15/2026	CZK	4,907	(30)	—	(30)
Receive	6-Month Warsaw Interbank Offered Rate	0.499%	9/15/2026	PLN	4,809	6	—	6
Pay	1-Day South Korean Won Certificate of Deposit	1.625%	9/15/2026	KRW	5,579	8	—	8
Pay	3-Month New Zealand Dollar LIBOR	1.280%	6/16/2026	NZD	5,271	19	—	19
Receive	6-Month Australian Dollar Bank Bills	0.980%	6/16/2026	AUD	5,084	59	—	59

						$27	$—	$27

The following written options were outstanding at March 31, 2021 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
EUR versus USD	Morgan Stanley & Co., Inc.	Call	3,247,500	3,248	June 2021	$1.19	$117	$(19)
U.S. Treasury Long Bond June Futures	N/A	Put	132	13,200	May 2021	150.00	121	(113)
USD versus BRL	Citibank N.A.	Call	2,500,000	2,500	April 2021	6.01	31	(7)
USD versus JPY	Morgan Stanley & Co., Inc.	Put	7,530,000	7,530	May 2021	96.45	61	— *
USD versus MXN	Morgan Stanley & Co., Inc.	Call	2,500,000	2,500	April 2021	21.79	24	(6)
USD versus ZAR	Morgan Stanley & Co., Inc.	Call	2,440,000	2,440	May 2021	15.64	32	(19)

							$386	$(164)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$75	$546	$—
Corporate Debt Securities	—	77,656	—
Other Government Securities	—	58,122	—
United States Government Obligations	—	39,382	—
Short-Term Securities	7,532	9,308	—
Total	$7,607	$185,014	$—
Centrally Cleared Credit Default Swaps	$4	$62	$—
Over the Counter Credit Default Swaps	$—	$176	$—
Forward Foreign Currency Contracts	$—	$2,776	$—
Futures Contracts	$1,062	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$283	$—

Liabilities
Centrally Cleared Credit Default Swaps	$101	$—	$—
Forward Foreign Currency Contracts	$—	$639	$—
Futures Contracts	$200	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$256	$—
Written Options	$113	$51	$—

2021	SEMIANNUAL REPORT	83

SCHEDULE OF INVESTMENTS	IVY PICTET TARGETED RETURN BOND FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following acronyms are used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

PIK = Payment in Kind

REIT = Real Estate Investment Trust

Country Diversification
(as a % of net assets)
United States	29.3%
Germany	10.7%
Italy	7.6%
China	7.1%
Japan	2.7%
United Kingdom	4.7%
Norway	4.4%
France	3.1%
Luxembourg	2.5%
Netherlands	2.1%
Indonesia	1.6%
Switzerland	1.3%
South Africa	0.7%
Austria	1.1%
Hong Kong	1.2%
Brazil	0.7%
Other Countries	8.6%
Other+	10.6%

+	Includes options, cash and other assets (net of liabilities), and cash equivalents

See Accompanying Notes to Financial Statements.

84	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY PINEBRIDGE HIGH YIELD FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	0.0%
Bonds	95.9%
Corporate Debt Securities	95.8%
Asset-Backed Securities	0.1%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.1%

Quality Weightings

Investment Grade	0.8%
BBB	0.8%
Non-Investment Grade	95.1%
BB	41.8%
B	43.0%
CCC	9.8%
Non-rated	0.5%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	4.1%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	85

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Energy

Oil & Gas Equipment & Services – 0.0%
Hi-Crush, Inc. (A)(B)(C)	20	$11

Total Energy – 0.0%		11

TOTAL COMMON STOCKS – 0.0%		$11
(Cost: $801)

ASSET-BACKED SECURITIES	Principal
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22 (D)	$138	141

TOTAL ASSET-BACKED SECURITIES – 0.1%		$141
(Cost: $139)

CORPORATE DEBT SECURITIES
Communication Services

Alternative Carriers – 0.5%
Zayo Group Holdings, Inc.,
6.125%, 3–1–28 (E)	653	670

Broadcasting – 2.4%
Banijay Entertainment S.A.S.,
5.375%, 3–1–25 (E)	800	826
Gray Television, Inc.,
4.750%, 10–15–30 (E)	455	451
Terrier Media Buyer, Inc.,
8.875%, 12–15–27 (E)	803	864
Univision Communications, Inc.,
6.625%, 6–1–27 (E)	929	992

		3,133

Cable & Satellite – 5.4%
Altice Financing S.A.,
5.000%, 1–15–28 (E)	1,000	988
Altice France Holding S.A.,
6.000%, 2–15–28 (E)	630	621
Altice France S.A.,
7.375%, 5–1–26 (E)	649	675
Block Communications, Inc.,
4.875%, 3–1–28 (E)	640	652
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.000%, 2–1–28 (E)	340	360
5.375%, 6–1–29 (E)	335	359
4.500%, 8–15–30 (E)	580	591
CSC Holdings LLC:
5.500%, 4–15–27 (E)	860	903
5.375%, 2–1–28 (E)	210	221
Hughes Satellite Systems Corp.,
6.625%, 8–1–26	770	853
Telesat Canada and Telesat LLC:
4.875%, 6–1–27 (E)	291	291
6.500%, 10–15–27 (E)	721	722

		7,236

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services – 1.7%
Cablevision Lightpath LLC,
3.875%, 9–15–27 (E)	$450	$446
CenturyLink, Inc.:
7.500%, 4–1–24	544	610
5.125%, 12–15–26 (E)	534	562
Frontier Communications Corp.,
5.000%, 5–1–28 (E)	666	678

		2,296

Movies & Entertainment – 0.2%
Netflix, Inc.,
4.875%, 6–15–30 (E)	235	271

Publishing – 0.9%
A. H. Belo Corp.:
7.750%, 6–1–27	502	585
7.250%, 9–15–27	470	547

		1,132

Total Communication Services – 11.1%		14,738
Consumer Discretionary

Automobile Manufacturers – 2.0%
Ford Motor Co.:
6.625%, 10–1–28	327	375
7.450%, 7–16–31	907	1,143
4.750%, 1–15–43	1,076	1,084

		2,602

Automotive Retail – 1.4%
Allison Transmission, Inc.,
3.750%, 1–30–31 (E)	735	712
Avis Budget Car Rental LLC and Avis Budget Finance, Inc. (GTD by Avis Budget Group, Inc.):
5.750%, 7–15–27 (D)(E)	552	575
5.375%, 3–1–29 (E)	176	182
Carvana Co.,
5.500%, 4–15–27 (E)	333	335

		1,804

Casinos & Gaming – 2.5%
Colt Merger Sub, Inc.,
6.250%, 7–1–25 (E)	800	853
Genting New York LLC and Genny Capital, Inc.,
3.300%, 2–15–26 (E)	568	567
Melco Resorts Finance Ltd.,
5.375%, 12–4–29 (E)	642	682
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.750%, 2–1–27	470	518
Wynn Macau Ltd.,
5.125%, 12–15–29 (E)	685	702

		3,322

Consumer Electronics – 0.4%
Conn’s, Inc.,
7.250%, 7–15–22	550	551

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Homebuilding – 0.4%
Mattamy Group Corp.,
5.250%, 12–15–27 (E)	$571	$597

Hotels, Resorts & Cruise Lines – 4.9%
Carnival Corp.:
7.625%, 3–1–26 (E)	138	148
5.750%, 3–1–27 (E)	850	873
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc.,
6.125%, 12–1–24	639	665
NCL Corp. Ltd.:
3.625%, 12–15–24 (E)	1,010	953
5.875%, 3–15–26 (E)	216	218
Park Intermediate Holdings LLC,
5.875%, 10–1–28 (E)	650	689
Royal Caribbean Cruises Ltd.,
5.500%, 4–1–28 (E)	144	145
Silversea Cruise Finance Ltd.,
7.250%, 2–1–25 (E)	940	973
VOC Escrow Ltd.,
5.000%, 2–15–28 (E)	947	935
Wyndham Destinations, Inc.,
6.625%, 7–31–26 (E)	205	233
Wyndham Worldwide Corp.,
4.500%, 4–1–27 (F)	675	747

		6,579

Internet & Direct Marketing Retail – 0.5%
Grubhub Holdings, Inc.,
5.500%, 7–1–27 (E)	636	661

Leisure Facilities – 0.9%
Live Nation Entertainment, Inc.,
4.750%, 10–15–27 (D)(E)	545	549
SeaWorld Parks & Entertainment, Inc. (GTD by SeaWorld Entertainment, Inc.),
8.750%, 5–1–25 (E)	525	568
Viking Ocean Cruises Ship VII Ltd.,
5.625%, 2–15–29 (E)	132	134

		1,251

Restaurants – 0.9%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10–1–24 (E)	367	383
Dave & Buster’s, Inc.,
7.625%, 11–1–25 (E)	725	775

		1,158

Specialized Consumer Services – 0.5%
Nielsen Finance LLC and Nielsen Finance Co.:
5.625%, 10–1–28 (E)	145	153
5.875%, 10–1–30 (E)	503	545

		698

Total Consumer Discretionary – 14.4%		19,223

86	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Consumer Staples

Agricultural Products – 0.4%
Dole Food Co., Inc.,
7.250%, 6–15–25 (E)	$515	$529

Food Distributors – 0.8%
Performance Food Group, Inc.,
5.500%, 10–15–27 (E)	585	612
U.S. Foods, Inc.,
6.250%, 4–15–25 (E)	472	506

		1,118

Food Retail – 0.9%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
4.625%, 1–15–27 (E)	695	720
5.875%, 2–15–28 (E)	451	481

		1,201

Household Products – 0.6%
Clearwater Paper Corp.,
4.750%, 8–15–28 (E)	815	821

Hypermarkets & Super Centers – 0.5%
C&S Group Enterprises LLC,
5.000%, 12–15–28 (E)	690	671

Packaged Foods & Meats – 1.9%
Kraft Heinz Foods Co.,
4.875%, 10–1–49	266	298
Land O’Lakes Capital Trust I,
7.450%, 3–15–28 (E)	383	444
Land O’Lakes, Inc.,
7.000%, 12–15–68 (E)	140	141
Pilgrim’s Pride Corp.,
5.875%, 9–30–27 (E)	480	515
Post Holdings, Inc.,
4.500%, 9–15–31 (E)	665	658
Simmons Foods, Inc.,
4.625%, 3–1–29 (E)	471	475

		2,531

Personal Products – 1.2%
Coty, Inc.,
6.500%, 4–15–26 (E)	985	992
Edgewell Personal Care Co.,
4.125%, 4–1–29 (E)	575	572

		1,564

Total Consumer Staples – 6.3%		8,435
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc.,
6.875%, 6–15–25 (E)	586	597

Integrated Oil & Gas – 0.4%
Apergy Corp.,
6.375%, 5–1–26	518	543

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Equipment & Services – 0.5%
Archrock Partners L.P. and Archrock Partners Finance Corp. (GTD by Archrock, Inc.),
6.875%, 4–1–27 (D)(E)	$594	$619

Oil & Gas Exploration & Production – 6.3%
Antero Resources Corp.,
7.625%, 2–1–29 (E)	431	459
Apache Corp.:
4.375%, 10–15–28	509	508
4.750%, 4–15–43	411	381
California Resources Corp.,
7.125%, 2–1–26 (E)	700	712
Continental Resources, Inc.,
5.750%, 1–15–31 (E)	387	437
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
4.375%, 1–15–28 (D)	170	179
Endeavor Energy Resources L.P.,
5.750%, 1–30–28 (E)	337	356
Hilcorp Energy I L.P. and Hilcorp Finance Co.:
5.750%, 2–1–29 (D)(E)	310	313
6.000%, 2–1–31 (E)	634	643
Indigo Natural Resources LLC,
5.375%, 2–1–29 (E)	653	643
Murphy Oil Corp.,
6.375%, 7–15–28	565	565
Murphy Oil USA, Inc. (GTD by Murphy USA, Inc.):
4.750%, 9–15–29	570	599
3.750%, 2–15–31 (E)	105	103
Occidental Petroleum Corp.:
5.875%, 9–1–25	416	445
6.125%, 1–1–31	336	371
Occidental Petroleum Corp. (3-Month U.S. LIBOR plus 125 bps),
6.375%, 9–1–28	642	705
Range Resources Corp.,
8.250%, 1–15–29 (E)	397	425
Targa Resources Partners L.P.,
4.875%, 2–1–31 (E)	540	547

		8,391

Oil & Gas Refining & Marketing – 1.4%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.375%, 7–1–26 (D)	581	459
EG Global Finance plc,
6.750%, 2–7–25 (E)	708	724
PBF Holding Co. LLC,
6.000%, 2–15–28	909	671

		1,854

Oil & Gas Storage & Transportation – 6.2%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp.,
5.750%, 1–15–28 (E)	725	725

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation (Continued)
Buckeye Partners L.P.:
4.125%, 3–1–25 (E)	$443	$452
4.500%, 3–1–28 (E)	433	434
Cheniere Energy, Inc.,
4.625%, 10–15–28 (E)	451	468
DCP Midstream Operating L.P. (GTD by DCP Midstream L.P.):
5.625%, 7–15–27	376	408
6.750%, 9–15–37 (E)	163	182
Genesis Energy L.P. and Genesis Energy Finance Corp.:
5.625%, 6–15–24	703	687
6.500%, 10–1–25	325	319
8.000%, 1–15–27	614	622
Harvest Midstream I L.P.,
7.500%, 9–1–28 (E)	874	939
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
5.000%, 2–1–28 (E)	940	952
NGL Energy Partners L.P. and NGL Energy Finance Corp.,
7.500%, 2–1–26 (E)	850	873
NuStar Logistics L.P. (GTD by NuStar Energy L.P. and NuStar Pipeline Operating Partnership L.P.):
5.750%, 10–1–25	265	284
6.375%, 10–1–30	399	431
USA Compression Partners L.P. and USA Compression Finance Corp.,
6.875%, 4–1–26	491	504

		8,280

Total Energy – 15.3%		20,284
Financials

Consumer Finance – 4.0%
Alliance Data Systems Corp.,
4.750%, 12–15–24 (E)	635	652
Credit Acceptance Corp.,
6.625%, 3–15–26	898	945
Enova International, Inc.:
8.500%, 9–1–24 (E)	976	1,000
8.500%, 9–15–25 (E)	202	210
Fairstone Financial, Inc.,
7.875%, 7–15–24 (E)	631	662
FirstCash, Inc.,
4.625%, 9–1–28 (E)	665	678
Quicken Loans LLC,
3.625%, 3–1–29 (E)	542	522
Springleaf Finance Corp.,
6.875%, 3–15–25	595	677

		5,346

Financial Exchanges & Data – 0.5%
Donnelley Financial Solutions, Inc.,
8.250%, 10–15–24	599	624

Investment Banking & Brokerage – 0.4%
LPL Holdings, Inc.,
4.000%, 3–15–29 (E)	492	496

2021	SEMIANNUAL REPORT	87

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Life & Health Insurance – 0.7%
Genworth Mortgage Holdings, Inc.,
6.500%, 8–15–25 (E)	$899	$972

Mortgage REITs – 0.6%
Starwood Property Trust, Inc.:
5.500%, 11–1–23 (E)	142	148
4.750%, 3–15–25	612	636

		784

Property & Casualty Insurance – 0.3%
NMI Holdings, Inc.,
7.375%, 6–1–25 (E)	389	449

Specialized Finance – 3.6%
AG Issuer LLC,
6.250%, 3–1–28 (E)	670	701
Banff Merger Sub, Inc.,
9.750%, 9–1–26 (E)	515	548
Burford Capital Global Finance LLC,
6.250%, 4–15–28 (E)	240	246
Camelot Finance S.A.,
4.500%, 11–1–26 (E)	430	444
Connect Finco S.a.r.l. and Connect U.S. Finco LLC,
6.750%, 10–1–26 (E)	1,000	1,065
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6–1–25	682	699
Goeasy Ltd.,
5.375%, 12–1–24 (E)	572	593
LD Holdings Group LLC,
6.500%, 11–1–25 (E)	480	503

		4,799

Total Financials – 10.1%		13,470
Health Care

Health Care Facilities – 4.4%
Acadia Healthcare Co., Inc.:
5.500%, 7–1–28 (E)	450	474
5.000%, 4–15–29 (E)	188	195
Community Health Systems, Inc.:
5.625%, 3–15–27 (E)	675	707
6.875%, 4–15–29 (E)	354	371
DaVita, Inc.,
4.625%, 6–1–30 (E)	1,000	1,019
HCA, Inc. (GTD by HCA Holdings, Inc.),
3.500%, 9–1–30	1,360	1,371
Tenet Healthcare Corp.:
4.625%, 7–15–24	775	791
6.125%, 10–1–28 (E)	868	906

		5,834

Health Care Services – 0.4%
Team Health Holdings, Inc.,
6.375%, 2–1–25 (E)	575	507

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.4%
Catalent Pharma Solutions, Inc.:
5.000%, 7–15–27 (E)	$380	$398
3.125%, 2–15–29 (E)	96	92

		490

Health Care Technology – 0.7%
MPH Acquisition Holdings LLC,
5.750%, 11–1–28 (D)(E)	980	955

Pharmaceuticals – 1.8%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 6–30–28 (E)	265	215
Herbalife Nutrition Ltd. and HLF Financing, Inc.,
7.875%, 9–1–25 (E)	271	295
HLF Financing S.a.r.l. LLC and Herbalife International, Inc.,
7.250%, 8–15–26 (E)	638	668
Jaguar Holding Co. II and PPD Development L.P. (GTD by PPD, Inc.),
5.000%, 6–15–28 (E)	467	486
Par Pharmaceutical, Inc.,
7.500%, 4–1–27 (E)	735	780

		2,444

Total Health Care – 7.7%		10,230
Industrials

Aerospace & Defense – 1.0%
Moog, Inc.,
4.250%, 12–15–27 (E)	641	654
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
7.500%, 4–15–25 (E)	633	681

		1,335

Air Freight & Logistics – 0.5%
Cargo Aircraft Management, Inc.,
4.750%, 2–1–28 (E)	660	681

Airlines – 3.1%
AerCap Global Aviation Trust,
6.500%, 6–15–45 (E)	815	850
American Airlines, Inc. (GTD by American Airlines Group, Inc.),
11.750%, 7–15–25 (E)	1,210	1,497
American Airlines, Inc. and AAdvantage Loyalty IPLtd. (GTD by American Airlines Group, Inc.):
5.500%, 4–20–26 (E)	185	193
5.750%, 4–20–29 (E)	148	157
Delta Air Lines, Inc.,
7.000%, 5–1–25 (E)	463	533
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd.,
5.750%, 1–20–26 (E)	482	512

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Airlines (Continued)
United Continental Holdings, Inc. (GTD by United Airlines, Inc.),
4.875%, 1–15–25	$332	$338

		4,080

Building Products – 1.0%
Griffon Corp.,
5.750%, 3–1–28	613	652
Standard Industries, Inc.,
5.000%, 2–15–27 (E)	600	626

		1,278

Construction Machinery & Heavy Trucks – 0.4%
J.B. Poindexter & Co., Inc.,
7.125%, 4–15–26 (E)	550	581

Diversified Support Services – 1.7%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (E)	720	648
KAR Auction Services, Inc.,
5.125%, 6–1–25 (E)	607	618
Nesco Holdings II, Inc.,
5.500%, 4–15–29 (E)	215	221
Sotheby’s Holdings, Inc.,
7.375%, 10–15–27 (E)	665	719

		2,206

Environmental & Facilities Services – 0.5%
Covanta Holding Corp.,
5.000%, 9–1–30	640	646

Human Resource & Employment Services – 0.5%
TriNet Group, Inc.,
3.500%, 3–1–29 (E)	665	650

Industrial Machinery – 0.6%
Energizer Holdings, Inc.,
4.375%, 3–31–29 (E)	515	517
Terex Corp.,
5.000%, 5–15–29 (E)	286	296

		813

Research & Consulting Services – 0.3%
Korn Ferry,
4.625%, 12–15–27 (E)	459	468

Security & Alarm Services – 2.0%
Brink’s Co. (The):
5.500%, 7–15–25 (E)	348	367
4.625%, 10–15–27 (E)	440	451
Garda World Security Corp. (GTD by GW Intermediate Corp.),
4.625%, 2–15–27 (E)	675	675
Prime Security Services Borrower LLC and Prime Finance, Inc.:
5.250%, 4–15–24 (E)	150	160
5.750%, 4–15–26 (E)	558	604
3.375%, 8–31–27 (E)	390	378

		2,635

88	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Trading Companies & Distributors – 0.5%
H&E Equipment Services, Inc.,
3.875%, 12–15–28 (E)	$690	$671

Total Industrials – 12.1%		16,044
Information Technology

Application Software – 0.7%
SS&C Technologies Holdings, Inc.,
5.500%, 9–30–27 (E)	445	474
VM Consolidated, Inc.,
5.500%, 4–15–29 (E)	448	459

		933

Electronic Components – 0.2%
TTM Technologies, Inc.,
4.000%, 3–1–29 (E)	273	270

Electronic Equipment & Instruments – 1.2%
Diebold Nixdorf, Inc.,
9.375%, 7–15–25 (E)	523	582
Diebold, Inc.,
8.500%, 4–15–24 (D)	453	463
NCR Corp.,
5.125%, 4–15–29 (E)	557	561

		1,606

Internet Services & Infrastructure – 0.4%
Rackspace Technology Global, Inc.,
3.500%, 2–15–28 (E)	505	485

Total Information Technology – 2.5%		3,294
Materials

Commodity Chemicals – 0.6%
Methanex Corp.,
5.125%, 10–15–27	416	425
Trinseo Materials Operating SCA,
5.125%, 4–1–29 (E)	404	417

		842

Diversified Metals & Mining – 3.2%
Cliffs Natural Resources, Inc.,
5.750%, 3–1–25 (D)	409	422
First Quantum Minerals Ltd.,
6.875%, 3–1–26 (E)	401	415
FMG Resources (August 2006) Pty Ltd.,
4.375%, 4–1–31 (E)	324	330
FMG Resources August 2006 Partners Ltd.,
4.500%, 9–15–27 (E)	580	620
Freeport-McMoRan, Inc.:
4.125%, 3–1–28	235	247
5.250%, 9–1–29	380	416
4.250%, 3–1–30	235	250
Harsco Corp.,
5.750%, 7–31–27 (E)	781	799
Mineral Resources Ltd.,
8.125%, 5–1–27 (E)	700	774

		4,273

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Fertilizers & Agricultural Chemicals – 0.4%
OCI N.V.,
5.250%, 11–1–24 (E)	$492	$512

Metal & Glass Containers – 0.5%
Trivium Packaging Finance B.V.,
8.500%, 8–15–27 (E)	595	646

Paper Packaging – 0.9%
Cascades, Inc.,
5.375%, 1–15–28 (E)	607	637
Intertape Polymer Group, Inc.,
7.000%, 10–15–26 (E)	525	552

		1,189

Specialty Chemicals – 0.4%
Minerals Technologies, Inc.,
5.000%, 7–1–28 (E)	488	503

Steel – 1.8%
Cleveland-Cliffs, Inc.:
6.750%, 3–15–26 (E)	500	544
4.625%, 3–1–29 (E)	344	343
4.875%, 3–1–31 (E)	106	106
Commercial Metals Co.,
3.875%, 2–15–31	709	696
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6–15–25 (E)	750	779

		2,468

Total Materials – 7.8%		10,433
Real Estate

Hotel & Resort REITs – 0.5%
ESH Hospitality, Inc.:
5.250%, 5–1–25 (E)	205	209
4.625%, 10–1–27 (E)	430	455

		664

Real Estate Operating Companies – 0.6%
Service Properties Trust:
5.250%, 2–15–26	150	152
4.750%, 10–1–26	126	123
5.500%, 12–15–27	61	64
4.950%, 10–1–29	80	76
4.375%, 2–15–30 (D)	496	456

		871

Real Estate Services – 1.8%
Cushman & Wakefield U.S. Borrower LLC (GTD by DTZUK Guarantor Ltd.),
6.750%, 5–15–28 (E)	525	568
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
4.750%, 3–1–29	513	519
Ladder Capital Finance Holdings LLP and Ladder Capital Finance Corp.,
4.250%, 2–1–27 (E)	903	890

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate Services (Continued)
Newmark Group, Inc.,
6.125%, 11–15–23	$362	$397

		2,374

Total Real Estate – 2.9%		3,909
Utilities

Electric Utilities – 2.0%
Calpine Corp.,
3.750%, 3–1–31 (E)	825	786
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC),
4.250%, 7–15–24 (E)	560	589
Talen Energy Supply LLC,
6.625%, 1–15–28 (E)	515	515
Vistra Operations Co. LLC,
5.000%, 7–31–27 (E)	725	747

		2,637

Independent Power Producers & Energy Traders – 1.1%
NRG Energy, Inc.:
3.375%, 2–15–29 (E)	236	230
3.625%, 2–15–31 (E)	680	663
Pattern Energy Operations L.P. and Pattern Energy Operations, Inc. (GTD by Pattern U.S. Finance Co. LLC),
4.500%, 8–15–28 (E)	600	610

		1,503

Multi-Utilities – 1.0%
MEG Energy Corp.:
6.500%, 1–15–25 (E)	844	872
7.125%, 2–1–27 (E)	374	392

		1,264

Renewable Electricity – 1.5%
HAT Holdings I LLC and HAT Holdings II LLC (GTD by Hannon Armstrong Sustainable Infrastructure Capital, Inc.):
5.250%, 7–15–24 (E)	277	286
6.000%, 4–15–25 (E)	498	525
NRG Yield Operating LLC,
5.000%, 9–15–26	1,183	1,222

		2,033

Total Utilities – 5.6%		7,437

TOTAL CORPORATE DEBT SECURITIES – 95.8%		$127,497
(Cost: $121,795)

2021	SEMIANNUAL REPORT	89

SCHEDULE OF INVESTMENTS	IVY PINEBRIDGE HIGH YIELD FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (H) – 5.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares,
0.010% (G)	2,121	$2,121
State Street Institutional U.S. Government Money Market Fund – Premier Class,
0.040%	5,394	5,394

		7,515

TOTAL SHORT-TERM SECURITIES – 5.6%		$7,515
(Cost: $7,515)

TOTAL INVESTMENT SECURITIES – 101.5%		$135,164
(Cost: $130,250)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (1.5)%		(2,020)

NET ASSETS – 100.0%		$133,144

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Listed on an exchange outside the United States.

(C)	Securities whose value was determined using significant unobservable inputs.

(D)	All or a portion of securities with an aggregate value of $3,789 are on loan.

(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $97,533 or 73.3% of net assets.

(F)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(G)	Investment made with cash collateral received from securities on loan.

(H)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$—	$—	$11
Asset-Backed Securities	—	141	—
Corporate Debt Securities	—	127,497	—
Short-Term Securities	7,515	—	—
Total	$7,515	$127,638	$11

During the period ended March 31, 2021, there were no transfers in or out of Level 3.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

90	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund		Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund		Ivy Government Securities Fund		Ivy International Small Cap Fund
ASSETS
Investments in unaffiliated securities at value+^	$333,291	$372,387	$33,625		$1,560,706		$839,643		$64,790		$373,155		$142,244
Investments at Value	333,291	372,387	33,625		1,560,706		839,643		64,790		373,155		142,244
Cash	121	52	—		—	*	—		—		—		—
Cash denominated in foreign currencies at value+	1,619	1,656	—		—		—		—		—		942
Investment securities sold receivable	4,462	3,290	—		—		12,518		2,103		—		674
Dividends and interest receivable	3,024	3,903	347		262		6,626		641		1,295		499
Capital shares sold receivable	283	2,441	34		10,092		537		15		119		114
Receivable from affiliates	354	458	89		3,052		—		103		56		240
Unrealized appreciation on forward foreign currency contracts	619	638	—		—		—		—		—		—
Receivable from securities lending income – net	2	3	—		—		—	*	—	*	—	*	19
Prepaid and other assets	42	45	32		105		406		56		55		53
Total Assets	343,817	384,873	34,127		1,574,217		859,730		67,708		374,680		144,785

LIABILITIES
Cash collateral on securities loaned at value	1,398	3,703	—		—		131		—		—		3,539
Investment securities purchased payable	10,124	12,439	—		—	*	15,794		2,678		—		976
Capital shares redeemed payable	576	314	137		13,766		1,193		28		227		86
Distributions payable	—	—	7		1		—		—		36		—
Independent Trustees and Chief Compliance Officer fees payable	13	13	1		72		211		1		69		3
Overdraft due to custodian	—	—	114		—		—		—		—		—
Distribution and service fees payable	1	1	—	*	—		2		—	*	1		—	*
Shareholder servicing payable	62	61	3		304		142		8		44		17
Investment management fee payable	6	7	—	*	14		11		1		5		4
Accounting services fee payable	9	11	2		22		18		4		11		6
Unrealized depreciation on forward foreign currency contracts	8	8	—		—		—		—		—		—
Variation margin payable	—	—	—		—		101		—		—		—
Other liabilities	55	26	11		43		94		41		23		48
Total Liabilities	12,252	16,583	275		14,222		17,697		2,761		416		4,679
Commitments and Contingencies (See Note 2 and Note 12)
Total Net Assets	$331,565	$368,290	$33,852		$1,559,995		$842,033		$64,947		$374,264		$140,106

NET ASSETS
Capital paid in (shares authorized – unlimited)	$304,727	$367,769	$32,006		$1,559,995		$814,226		$63,862		$374,851		$106,380
Accumulated earnings gain (loss)	26,838	521	1,846		—	*	27,807		1,085		(587)		33,726
Total Net Assets	$331,565	$368,290	$33,852		$1,559,995		$842,033		$64,947		$374,264		$140,106

CAPITAL SHARES OUTSTANDING:
Class A	8,184	10,767	1,696		1,557,731		53,444		1,672		15,871		1,160
Class B	N/A	N/A	N/A		462		19		N/A		14		N/A
Class C	795	508	152		1,802		441		N/A		305		125
Class I	20,327	24,705	1,211		N/A		70,527		3,792		24,918		4,041
Class N	314	110	N/A		N/A		7,473		592		25,938		3,937
Class Y	315	31	126		N/A		40		104		N/A		29

NET ASSET VALUE PER SHARE:
Class A	$11.08	$10.19	$10.63		$1.00		$6.38		$10.54		$5.58		$15.04
Class B	N/A	N/A	N/A		$1.00		$6.35		N/A		$5.58		N/A
Class C	$11.07	$10.19	$10.63		$1.00		$6.37		N/A		$5.58		$14.88
Class I	$11.08	$10.20	$10.63		N/A		$6.38		$10.54		$5.58		$15.09
Class N	$11.08	$10.20	N/A		N/A		$6.38		$10.54		$5.58		$15.08
Class Y	$11.08	$10.19	$10.63		N/A		$6.38		$10.54		N/A		$15.04

+COST
Investments in unaffiliated securities at cost	$298,392	$368,164	$31,845		$1,560,706		$821,765		$64,970		$370,711		$99,706
Cash denominated in foreign currencies at cost	1,617	1,654	—		—		—		—		—		943
^Securities loaned at value	6,071	3,789	—		—		1,349		671		—		4,592

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	91

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Ivy Pictet Emerging Markets Local Currency Debt Fund		Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
ASSETS
Investments in unaffiliated securities at value+^	$65,506		$192,621		$135,164
Investments at Value	65,506		192,621		135,164
Cash	—	*	—		31
Cash denominated in foreign currencies at value+	344		2,641		—
Restricted cash	996		2,705		—
Investment securities sold receivable	76		—		43
Dividends and interest receivable	1,057		1,295		1,747
Capital shares sold receivable	27		115		127
Receivable from affiliates	172		226		137
Unrealized appreciation on forward foreign currency contracts	1,581		2,776		—
Swap agreements, at value	944		176		—
Receivable from securities lending income – net	—		1		4
Variation margin receivable	563		159		—
Prepaid and other assets	56		22		27
Total Assets	71,322		202,737		137,280

LIABILITIES
Cash collateral on securities loaned at value	—		4,819		2,121
Investment securities purchased payable	888		—		1,909
Capital shares redeemed payable	85		139		58
Independent Trustees and Chief Compliance Officer fees payable	3		10		2
Overdraft due to custodian	—		—	*	—
Distribution and service fees payable	—	*	—	*	—	*
Shareholder servicing payable	10		25		16
Investment management fee payable	1		5		2
Accounting services fee payable	4		6		6
Unrealized depreciation on forward foreign currency contracts	1,814		639		—
Swap agreements, at value	162		—		—
Variation margin payable	42		523		—
Written options at value+	23		164		—
Other liabilities	92		40		22
Total Liabilities	3,124		6,370		4,136
Commitments and Contingencies (See Note 2 and Note 12)
Total Net Assets	$68,198		$196,367		$133,144

NET ASSETS
Capital paid in (shares authorized – unlimited)	$75,219		$194,240		$127,162
Accumulated earnings gain (loss)	(7,021)		2,127		5,982
Total Net Assets	$68,198		$196,367		$133,144

CAPITAL SHARES OUTSTANDING:
Class A	610		1,890		1,922
Class C	211		443		N/A
Class I	3,276		11,265		7,616
Class N	3,467		5,779		3,560
Class Y	29		25		N/A

NET ASSET VALUE PER SHARE:
Class A	$8.90		$10.09		$10.16
Class C	$8.61		$10.01		N/A
Class I	$9.00		$10.12		$10.17
Class N	$9.00		$10.14		$10.16
Class Y	$8.90		$10.09		N/A

+COST
Investments in unaffiliated securities at cost	$66,364		$188,882		$130,250
Cash denominated in foreign currencies at cost	348		2,412		—
Written options premiums received at cost	15		386		—
^Securities loaned at value	—		4,620		3,789

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

92	SEMIANNUAL REPORT	2021

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

(In thousands)	Ivy Apollo Multi- Asset Income Fund	Ivy Apollo Strategic Income Fund	Ivy California Municipal High Income Fund		Ivy Cash Management Fund		Ivy Corporate Bond Fund	Ivy Crossover Credit Fund	Ivy Government Securities Fund	Ivy International Small Cap Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$2,673	$87	$—		$—		$—	$—	$—	$1,074
Foreign dividend withholding tax	(175)	—	—		—		—	—	—	(79)
Interest and amortization from unaffiliated securities	5,236	9,949	477		1,841		12,790	879	3,158	— *
Securities lending income – net	16	14	—		—		21	— *	— *	71
Total Investment Income	7,750	10,050	477		1,841		12,811	879	3,158	1,066

EXPENSES
Investment management fee	1,151	1,287	93		2,696		2,073	155	999	718
Distribution and service fees:
Class A	111	137	24		—		447	23	119	20
Class B	N/A	N/A	N/A		—		1	N/A	1	N/A
Class C	48	27	9		—		18	N/A	10	9
Class Y	4	4	2		N/A		— *	1	N/A	1
Shareholder servicing:
Class A	81	70	3		1,623		325	10	84	9
Class B	N/A	N/A	N/A		—	*	1	N/A	1	N/A
Class C	10	7	1		2		6	N/A	2	1
Class I	191	212	11		N/A		372	32	122	61
Class N	1	— *	N/A		N/A		2	— *	8	3
Class Y	3	3	1		N/A		— *	1	N/A	— *
Registration fees	41	43	31		73		52	42	55	37
Custodian fees	40	9	1		13		6	2	3	35
Independent Trustees and Chief Compliance Officer fees	22	24	3		52		72	3	27	5
Accounting services fee	50	64	14		128		112	22	65	34
Professional fees	36	32	17		35		29	21	18	22
Third-party valuation service fees	20	8	—		—		—	—	—	11
Commitment and interest expense for borrowing	—	6	—	*	—		—	—	—	—
Other	37	38	15		108		55	17	25	24
Total Expenses	1,846	1,971	225		4,730		3,571	329	1,539	990
Less:
Expenses in excess of limit	(353)	(458)	(89)		(3,052)		—	(103)	(55)	(240)
Total Net Expenses	1,493	1,513	136		1,678		3,571	226	1,484	750
Net Investment Income	6,257	8,537	341		163		9,240	653	1,674	316

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	5,476	4,056	56		—	*	12,131	1,197	1,357	12,216
Futures contracts	—	—	—		—		599	179	—	—
Forward foreign currency contracts	(156)	(156)	—		—		—	—	—	—
Foreign currency exchange transactions	102	120	—		—		—	—	—	98
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	37,008	7,740	446		—		(36,088)	(1,710)	(14,166)	14,890
Futures contracts	—	—	—		—		(288)	15	—	—
Forward foreign currency contracts	68	78	—		—		—	—	—	—
Foreign currency exchange transactions	5	27	—		—		—	—	—	(9)
Net Realized and Unrealized Gain (Loss)	42,503	11,865	502		—		(23,646)	(319)	(12,809)	27,195
Net Increase (Decrease) in Net Assets Resulting from Operations	$48,760	$20,402	$843		$163		$(14,406)	$334	$(11,135)	$27,511

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	93

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

(In thousands)	Ivy Pictet Emerging Markets Local Currency Debt Fund	Ivy Pictet Targeted Return Bond Fund	Ivy PineBridge High Yield Fund
INVESTMENT INCOME
Interest and amortization from unaffiliated securities	$1,419	$2,099	$4,061
Foreign interest withholding tax	(33)	(4)	—
Securities lending income – net	— *	2	13
Total Investment Income	1,386	2,097	4,074

EXPENSES
Investment management fee	234	881	437
Distribution and service fees:
Class A	8	26	22
Class C	9	23	N/A
Class Y	1	1	N/A
Shareholder servicing:
Class A	5	11	8
Class C	— *	1	N/A
Class I	32	96	71
Class N	1	3	2
Class Y	1	1	N/A
Registration fees	39	43	31
Custodian fees	33	21	3
Independent Trustees and Chief Compliance Officer fees	9	15	8
Accounting services fee	23	36	32
Professional fees	26	28	31
Commitment and interest expense for borrowing	—	—	2
Other	24	26	17
Total Expenses	445	1,212	664
Less:
Expenses in excess of limit	(172)	(226)	(137)
Total Net Expenses	273	986	527
Net Investment Income	1,113	1,111	3,547

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	936	5,774	3,440
Futures contracts	276	1,248	—
Written options	29	742	—
Swap agreements	43	(170)	—
Forward foreign currency contracts	329	(3,593)	—
Foreign currency exchange transactions	694	(4,164)	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(1,010)	(3,218)	3,290
Futures contracts	(4)	779	—
Written options	(8)	98	—
Swap agreements	603	(264)	—
Forward foreign currency contracts	(186)	1,447	—
Foreign currency exchange transactions	(85)	340	—
Net Realized and Unrealized Gain (Loss)	1,617	(981)	6,730
Net Increase in Net Assets Resulting from Operations	$2,730	$130	$10,277

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

94	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Apollo Multi-Asset Income Fund		Ivy Apollo Strategic Income Fund		Ivy California Municipal High Income Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$6,257	$16,330	$8,537	$20,456	$341	$699
Net realized gain (loss) on investments	5,422	(10,588)	4,020	(5,804)	56	40
Net change in unrealized appreciation (depreciation)	37,081	(17,764)	7,845	421	446	(243)
Net Increase (Decrease) in Net Assets Resulting from Operations	48,760	(12,022)	20,402	15,073	843	496

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(2,312)	(5,853)	(2,790)	(5,079)	(168)	(339)
Class C	(224)	(610)	(118)	(204)	(9)	(21)
Class I	(6,368)	(16,428)	(6,985)	(13,898)	(139)	(288)
Class N	(99)	(213)	(106)	(1,689)	N/A	N/A
Class Y	(90)	(203)	(86)	(296)	(12)	(26)
Total Distributions to Shareholders	(9,093)	(23,307)	(10,085)	(21,166)	(328)	(674)
Capital Share Transactions	(32,089)	(101,774)	(43,900)	(87,028)	(1,181)	1,966
Net Increase (Decrease) in Net Assets	7,578	(137,103)	(33,583)	(93,121)	(666)	1,788
Net Assets, Beginning of Period	323,987	461,090	401,873	494,995	34,518	32,730
Net Assets, End of Period	$331,565	$323,987	$368,290	$401,874	$33,852	$34,518

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	95

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Cash Management Fund		Ivy Corporate Bond Fund		Ivy Crossover Credit Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$163	$9,123	$9,240	$21,425	$653	$1,370
Net realized gain on investments	— *	— *	12,730	46,259	1,376	3,708
Net change in unrealized appreciation (depreciation)	—	—	(36,376)	1,995	(1,695)	(42)
Net Increase (Decrease) in Net Assets Resulting from Operations	163	9,123	(14,406)	69,679	334	5,036

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(163)	(9,131)	(21,511)	(8,244)	(1,377)	(366)
Class B	— *	(1)	(10)	(3)	N/A	N/A
Class C	— *	(2)	(229)	(59)	N/A	N/A
Class E	N/A	N/A	—	(5)	—	(11)
Class I	N/A	N/A	(27,931)	(13,129)	(2,815)	(918)
Class N	N/A	N/A	(3,485)	(1,387)	(185)	(19)
Class R	N/A	N/A	—	(5)	—	(9)
Class Y	N/A	N/A	(16)	(7)	(84)	(28)
Total Distributions to Shareholders	(163)	(9,134)	(53,182)	(22,839)	(4,461)	(1,351)
Capital Share Transactions	(15,203)	316,046	31,966	(88,017)	8,917	13,402
Net Increase (Decrease) in Net Assets	(15,203)	316,035	(35,622)	(41,177)	4,790	17,087
Net Assets, Beginning of Period	1,575,198	1,259,163	877,655	918,832	60,157	43,070
Net Assets, End of Period	$1,559,995	$1,575,198	$842,033	$877,655	$64,947	$60,157

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

96	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Government Securities Fund		Ivy International Small Cap Fund		Ivy Pictet Emerging Markets Local Currency Debt Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,674	$4,379	$316	$1,359	$1,113	$4,464
Net realized gain (loss) on investments	1,357	5,965	12,314	(5,657)	2,307	(7,308)
Net change in unrealized appreciation (depreciation)	(14,166)	7,226	14,881	21,806	(690)	698
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,135)	17,570	27,511	17,508	2,730	(2,146)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(496)	(1,019)	(50)	(289)	(5)	(104)
Class B	— *	— *	N/A	N/A	N/A	N/A
Class C	(2)	(6)	—	(19)	—	(21)
Class E	—	(3)	N/A	N/A	—	(21)
Class I	(911)	(1,834)	(339)	(1,651)	(108)	(971)
Class N	(1,129)	(2,216)	(350)	(1,558)	(82)	(429)
Class R	—	(2)	N/A	N/A	—	(20)
Class Y	—	(2)	(1)	(24)	— *	(31)
Total Distributions to Shareholders	(2,538)	(5,082)	(740)	(3,541)	(195)	(1,597)
Capital Share Transactions	(22,163)	115,304	(51,628)	(12,950)	5,259	(65,208)
Net Increase (Decrease) in Net Assets	(35,836)	127,792	(24,857)	1,017	7,794	(68,951)
Net Assets, Beginning of Period	410,100	282,308	164,963	163,946	60,404	129,268
Net Assets, End of Period	$374,264	$410,100	$140,106	$164,963	$68,198	$60,317

*	Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	97

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy Pictet Targeted Return Bond Fund		Ivy PineBridge High Yield Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,111	$2,257	$3,547	$5,850
Net realized gain (loss) on investments	(163)	(1,960)	3,440	(1,242)
Net change in unrealized appreciation (depreciation)	(818)	3,447	3,290	1,364
Net Increase in Net Assets Resulting from Operations	130	3,744	10,277	5,972

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(250)	(429)	(457)	(632)
Class C	(24)	(51)	N/A	N/A
Class I	(1,556)	(2,445)	(2,203)	(3,249)
Class N	(1,022)	(1,535)	(1,063)	(1,829)
Class R	N/A	N/A	—	(17)
Class Y	(4)	(66)	N/A	N/A
Total Distributions to Shareholders	(2,856)	(4,526)	(3,723)	(5,727)
Capital Share Transactions	8,896	(29,720)	(15,027)	39,029
Net Increase (Decrease) in Net Assets	6,170	(30,502)	(8,473)	39,274
Net Assets, Beginning of Period	190,197	220,699	141,617	102,343
Net Assets, End of Period	$196,367	$190,197	$133,144	$141,617

See Accompanying Notes to Financial Statements.

98	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	99

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO MULTI-ASSET INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$9.81	$0.19	$1.36	$1.55	$(0.28)	$—	$(0.28)
Year ended 9-30-2020	10.58	0.39	(0.61)	(0.22)	(0.42)	(0.13)	(0.55)
Year ended 9-30-2019	11.07	0.43	(0.13)	0.30	(0.45)	(0.34)	(0.79)
Year ended 9-30-2018	11.02	0.42	0.05	0.47	(0.41)	(0.01)	(0.42)
Year ended 9-30-2017	10.45	0.39	0.50	0.89	(0.30)	(0.02)	(0.32)
Year ended 9-30-2016(4)	10.00	0.37	0.31	0.68	(0.23)	— *	(0.23)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	9.81	0.15	1.35	1.50	(0.24)	—	(0.24)
Year ended 9-30-2020	10.58	0.32	(0.61)	(0.29)	(0.35)	(0.13)	(0.48)
Year ended 9-30-2019	11.07	0.35	(0.12)	0.23	(0.38)	(0.34)	(0.72)
Year ended 9-30-2018	11.02	0.33	0.06	0.39	(0.33)	(0.01)	(0.34)
Year ended 9-30-2017	10.46	0.31	0.50	0.81	(0.23)	(0.02)	(0.25)
Year ended 9-30-2016(4)	10.00	0.28	0.33	0.61	(0.15)	— *	(0.15)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	9.81	0.21	1.36	1.57	(0.30)	—	(0.30)
Year ended 9-30-2020	10.59	0.43	(0.61)	(0.18)	(0.47)	(0.13)	(0.60)
Year ended 9-30-2019	11.07	0.47	(0.11)	0.36	(0.50)	(0.34)	(0.84)
Year ended 9-30-2018	11.02	0.45	0.06	0.51	(0.45)	(0.01)	(0.46)
Year ended 9-30-2017	10.46	0.41	0.51	0.92	(0.34)	(0.02)	(0.36)
Year ended 9-30-2016(4)	10.00	0.39	0.32	0.71	(0.25)	— *	(0.25)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	9.82	0.21	1.35	1.56	(0.30)	—	(0.30)
Year ended 9-30-2020	10.59	0.44	(0.61)	(0.17)	(0.47)	(0.13)	(0.60)
Year ended 9-30-2019	11.08	0.47	(0.12)	0.35	(0.50)	(0.34)	(0.84)
Year ended 9-30-2018	11.03	0.47	0.05	0.52	(0.46)	(0.01)	(0.47)
Year ended 9-30-2017	10.46	0.43	0.52	0.95	(0.36)	(0.02)	(0.38)
Year ended 9-30-2016(4)	10.00	0.38	0.33	0.71	(0.25)	— *	(0.25)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	9.82	0.19	1.35	1.54	(0.28)	—	(0.28)
Year ended 9-30-2020	10.59	0.40	(0.61)	(0.21)	(0.43)	(0.13)	(0.56)
Year ended 9-30-2019	11.07	0.42	(0.10)	0.32	(0.46)	(0.34)	(0.80)
Year ended 9-30-2018	11.02	0.42	0.06	0.48	(0.42)	(0.01)	(0.43)
Year ended 9-30-2017	10.45	0.39	0.51	0.90	(0.31)	(0.02)	(0.33)
Year ended 9-30-2016(4)	10.00	0.34	0.34	0.68	(0.23)	— *	(0.23)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.25%.

(8)	Ratio of expenses to average net assets excluding offering cost was 2.01%.

(9)	Ratio of expenses to average net assets excluding offering cost was 0.93%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.89%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.20%.

100	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$11.08	16.25%	$91	1.19	%(5)	3.56	%(5)	1.28	%(5)	3.47	%(5)	35%
Year ended 9-30-2020	9.81	-2.10	88	1.20		3.89		1.27		3.82		71
Year ended 9-30-2019	10.58	3.22	119	1.20		4.06		1.24		4.02		54
Year ended 9-30-2018	11.07	4.41	131	1.24		3.77		1.24		3.77		59
Year ended 9-30-2017	11.02	8.67	143	1.24		3.64		—		—		84
Year ended 9-30-2016(4)	10.45	6.85	95	1.30	(5)(7)	3.69	(5)	1.41	(5)	3.58	(5)	63	(6)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	11.07	15.82	9	1.97	(5)	2.78	(5)	2.06	(5)	2.69	(5)	35
Year ended 9-30-2020	9.81	-2.85	10	1.96		3.13		2.03		3.06		71
Year ended 9-30-2019	10.58	2.46	14	1.94		3.31		1.98		3.27		54
Year ended 9-30-2018	11.07	3.64	16	1.98		3.01		1.98		3.01		59
Year ended 9-30-2017	11.02	7.86	20	1.97		2.87		—		—		84
Year ended 9-30-2016(4)	10.46	6.14	14	2.06	(5)(8)	2.78	(5)	—		—		63	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	11.08	16.51	225	0.75	(5)	4.00	(5)	1.02	(5)	3.73	(5)	35
Year ended 9-30-2020	9.81	-1.76	220	0.75		4.32		0.99		4.08		71
Year ended 9-30-2019	10.59	3.77	320	0.75		4.51		0.97		4.29		54
Year ended 9-30-2018	11.07	4.71	354	0.93		4.07		0.96		4.04		59
Year ended 9-30-2017	11.02	8.92	401	0.95		3.88		—		—		84
Year ended 9-30-2016(4)	10.46	7.25	255	0.98	(5)(9)	3.80	(5)	—		—		63	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	11.08	16.49	3	0.75	(5)	3.99	(5)	0.87	(5)	3.87	(5)	35
Year ended 9-30-2020	9.82	-1.66	3	0.75		4.34		0.84		4.25		71
Year ended 9-30-2019	10.59	3.69	4	0.75		4.50		0.92		4.33		54
Year ended 9-30-2018	11.08	4.96	4	0.79		4.23		0.80		4.22		59
Year ended 9-30-2017	11.03	9.12	4	0.78		4.09		—		—		84
Year ended 9-30-2016(4)	10.46	7.26	3	0.94	(5)(10)	3.73	(5)	—		—		63	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	11.08	16.28	4	1.16	(5)	3.57	(5)	1.25	(5)	3.48	(5)	35
Year ended 9-30-2020	9.82	-2.06	3	1.15		3.95		1.22		3.88		71
Year ended 9-30-2019	10.59	3.33	4	1.17		4.06		1.21		4.02		54
Year ended 9-30-2018	11.07	4.45	6	1.19		3.82		1.19		3.82		59
Year ended 9-30-2017	11.02	8.75	5	1.17		3.69		—		—		84
Year ended 9-30-2016(4)	10.45	6.90	4	1.25	(5)(11)	3.31	(5)	1.33	(5)	3.23	(5)	63	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	101

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY APOLLO STRATEGIC INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$9.92	$0.22	$0.31	$0.53	$(0.26)	$—	$(0.26)
Year ended 9-30-2020	9.99	0.42	(0.05)	0.37	(0.44)	—	(0.44)
Year ended 9-30-2019	9.97	0.44	0.06	0.50	(0.45)	(0.03)	(0.48)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.39	0.04	0.43	(0.38)	(0.04)	(0.42)
Year ended 9-30-2016(4)	10.00	0.34	0.18	0.52	(0.26)	—	(0.26)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	9.91	0.18	0.32	0.50	(0.22)	—	(0.22)
Year ended 9-30-2020	9.98	0.35	(0.06)	0.29	(0.36)	—	(0.36)
Year ended 9-30-2019	9.97	0.36	0.05	0.41	(0.37)	(0.03)	(0.40)
Year ended 9-30-2018	10.27	0.35	(0.27)	0.08	(0.33)	(0.05)	(0.38)
Year ended 9-30-2017	10.26	0.32	0.04	0.36	(0.31)	(0.04)	(0.35)
Year ended 9-30-2016(4)	10.00	0.27	0.19	0.46	(0.20)	—	(0.20)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	9.92	0.24	0.32	0.56	(0.28)	—	(0.28)
Year ended 9-30-2020	9.99	0.46	(0.06)	0.40	(0.47)	—	(0.47)
Year ended 9-30-2019	9.98	0.48	0.05	0.53	(0.49)	(0.03)	(0.52)
Year ended 9-30-2018	10.28	0.45	(0.27)	0.18	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017	10.27	0.42	0.05	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(4)	10.00	0.39	0.17	0.56	(0.29)	—	(0.29)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	9.92	0.26	0.30	0.56	(0.28)	—	(0.28)
Year ended 9-30-2020	9.99	0.46	(0.06)	0.40	(0.47)	—	(0.47)
Year ended 9-30-2019	9.98	0.48	0.05	0.53	(0.49)	(0.03)	(0.52)
Year ended 9-30-2018	10.28	0.46	(0.27)	0.19	(0.44)	(0.05)	(0.49)
Year ended 9-30-2017	10.27	0.43	0.04	0.47	(0.42)	(0.04)	(0.46)
Year ended 9-30-2016(4)	10.00	0.34	0.22	0.56	(0.29)	—	(0.29)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	9.92	0.22	0.31	0.53	(0.26)	—	(0.26)
Year ended 9-30-2020	9.99	0.42	(0.05)	0.37	(0.44)	—	(0.44)
Year ended 9-30-2019	9.97	0.44	0.06	0.50	(0.45)	(0.03)	(0.48)
Year ended 9-30-2018	10.27	0.42	(0.27)	0.15	(0.40)	(0.05)	(0.45)
Year ended 9-30-2017	10.26	0.40	0.04	0.44	(0.39)	(0.04)	(0.43)
Year ended 9-30-2016(4)	10.00	0.33	0.20	0.53	(0.27)	—	(0.27)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 1, 2015 (commencement of operations of the class) through September 30, 2016.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.10%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.79%.

(9)	Ratio of expenses to average net assets excluding offering cost was 0.80%.

(10)	Ratio of expenses to average net assets excluding offering cost was 0.79%.

(11)	Ratio of expenses to average net assets excluding offering cost was 1.05%.

102	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.19	5.89%	$110		1.05	%(5)	4.25	%(5)	1.33	%(5)	3.97	%(5)	33%
Year ended 9-30-2020	9.92	3.84	111		1.05		4.35		1.17		4.23		59
Year ended 9-30-2019	9.99	5.13	120		1.05		4.45		1.15		4.35		45
Year ended 9-30-2018	9.97	1.53	117		1.15		4.14		1.16		4.13		48
Year ended 9-30-2017	10.27	4.38	123		1.15		3.83		1.17		3.81		48
Year ended 9-30-2016(4)	10.26	5.35	95		1.15	(5)(7)	3.36	(5)	1.26	(5)	3.25	(5)	42	(6)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	10.19	5.50	5		1.82	(5)	3.49	(5)	2.38	(5)	2.93	(5)	33
Year ended 9-30-2020	9.91	3.03	5		1.83		3.57		2.08		3.32		59
Year ended 9-30-2019	9.98	4.21	5		1.85		3.65		2.04		3.46		45
Year ended 9-30-2018	9.97	0.82	6		1.85		3.43		2.02		3.26		48
Year ended 9-30-2017	10.27	3.66	8		1.85		3.13		1.98		3.00		48
Year ended 9-30-2016(4)	10.26	4.66	8		1.84	(5)(8)	2.71	(5)	1.96	(5)	2.59	(5)	42	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.20	6.08	252		0.67	(5)	4.64	(5)	1.13	(5)	4.18	(5)	33
Year ended 9-30-2020	9.92	4.23	257		0.67		4.73		0.96		4.44		59
Year ended 9-30-2019	9.99	5.43	315		0.67		4.83		0.93		4.57		45
Year ended 9-30-2018	9.98	1.95	315		0.82		4.46		0.93		4.35		48
Year ended 9-30-2017	10.28	4.59	320		0.85		4.13		0.94		4.04		48
Year ended 9-30-2016(4)	10.27	5.75	184		0.85	(5)(9)	3.91	(5)	0.98	(5)	3.78	(5)	42	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	10.20	6.08	1		0.67	(5)	4.84	(5)	0.97	(5)	4.54	(5)	33
Year ended 9-30-2020	9.92	4.23	22		0.67		4.71		0.80		4.58		59
Year ended 9-30-2019	9.99	5.43	48		0.67		4.83		0.78		4.72		45
Year ended 9-30-2018	9.98	1.92	53		0.77		4.52		0.78		4.51		48
Year ended 9-30-2017	10.28	4.75	61		0.77		4.24		—		—		48
Year ended 9-30-2016(4)	10.27	5.75	6		0.84	(5)(10)	3.44	(5)	—		—		42	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.19	5.78	—	*	1.05	(5)	4.33	(5)	1.35	(5)	4.03	(5)	33
Year ended 9-30-2020	9.92	3.85	7		1.05		4.35		1.20		4.20		59
Year ended 9-30-2019	9.99	5.13	7		1.05		4.46		1.18		4.33		45
Year ended 9-30-2018	9.97	1.58	8		1.10		4.18		1.17		4.11		48
Year ended 9-30-2017	10.27	4.44	9		1.10		3.89		1.19		3.80		48
Year ended 9-30-2016(4)	10.26	5.39	6		1.10	(5)(11)	3.31	(5)	1.23	(5)	3.18	(5)	42	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	103

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CALIFORNIA MUNICIPAL HIGH INCOME FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations		Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.48	$0.10	$0.15	$0.25		$(0.10)	$—	$(0.10)
Year ended 9-30-2020	10.58	0.21	(0.11)	0.10		(0.20)	—	(0.20)
Year ended 9-30-2019	9.98	0.26	0.60	0.86		(0.26)	—	(0.26)
Year ended 9-30-2018	10.16	0.26	(0.16)	0.10		(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(4)	10.00	0.26	0.14	0.40		(0.24)	—	(0.24)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	10.48	0.05	0.15	0.20		(0.05)	—	(0.05)
Year ended 9-30-2020	10.58	0.12	(0.11)	0.01		(0.11)	—	(0.11)
Year ended 9-30-2019	9.98	0.17	0.60	0.77		(0.17)	—	(0.17)
Year ended 9-30-2018	10.16	0.17	(0.17)	0.00	*	(0.16)	(0.02)	(0.18)
Year ended 9-30-2017(4)	10.00	0.19	0.16	0.35		(0.19)	—	(0.19)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.48	0.11	0.15	0.26		(0.11)	—	(0.11)
Year ended 9-30-2020	10.58	0.23	(0.10)	0.13		(0.23)	—	(0.23)
Year ended 9-30-2019	9.98	0.28	0.60	0.88		(0.28)	—	(0.28)
Year ended 9-30-2018	10.16	0.28	(0.16)	0.12		(0.28)	(0.02)	(0.30)
Year ended 9-30-2017(4)	10.00	0.28	0.13	0.41		(0.25)	—	(0.25)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.48	0.10	0.15	0.25		(0.10)	—	(0.10)
Year ended 9-30-2020	10.58	0.21	(0.11)	0.10		(0.20)	—	(0.20)
Year ended 9-30-2019	9.98	0.26	0.60	0.86		(0.26)	—	(0.26)
Year ended 9-30-2018	10.16	0.25	(0.15)	0.10		(0.26)	(0.02)	(0.28)
Year ended 9-30-2017(4)	10.00	0.25	0.15	0.40		(0.24)	—	(0.24)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from October 3, 2016 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

104	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.63	2.36%	$18	0.80	%(5)	1.90	%(5)	1.27	%(5)	1.43	%(5)	5%
Year ended 9-30-2020	10.48	1.01	19	0.80		2.03		1.23		1.60		9
Year ended 9-30-2019	10.58	8.73	17	0.80		2.54		1.29		2.05		10
Year ended 9-30-2018	9.98	0.89	14	0.78		2.56		1.32		2.02		10
Year ended 9-30-2017(4)	10.16	4.17	8	0.60	(5)	2.62	(5)	1.12	(5)	2.10	(5)	7	(6)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	10.63	1.91	2	1.67	(5)	1.03	(5)	2.05	(5)	0.65	(5)	5
Year ended 9-30-2020	10.48	0.13	2	1.67		1.16		2.02		0.81		9
Year ended 9-30-2019	10.58	7.81	2	1.66		1.69		2.06		1.29		10
Year ended 9-30-2018	9.98	-0.07	2	1.63		1.70		2.08		1.25		10
Year ended 9-30-2017(4)	10.16	3.53	2	1.33	(5)	1.88	(5)	1.85	(5)	1.36	(5)	7	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.63	2.46	13	0.60	(5)	2.10	(5)	1.16	(5)	1.54	(5)	5
Year ended 9-30-2020	10.48	1.21	13	0.60		2.23		1.12		1.71		9
Year ended 9-30-2019	10.58	8.95	13	0.60		2.75		1.16		2.19		10
Year ended 9-30-2018	9.98	1.10	11	0.58		2.74		1.20		2.12		10
Year ended 9-30-2017(4)	10.16	4.31	7	0.43	(5)	2.87	(5)	0.95	(5)	2.35	(5)	7	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.63	2.36	1	0.80	(5)	1.90	(5)	1.39	(5)	1.31	(5)	5
Year ended 9-30-2020	10.48	1.01	1	0.80		2.03		1.35		1.48		9
Year ended 9-30-2019	10.58	8.73	1	0.80		2.55		1.40		1.95		10
Year ended 9-30-2018	9.98	0.93	1	0.78		2.56		1.44		1.90		10
Year ended 9-30-2017(4)	10.16	4.09	1	0.60	(5)	2.54	(5)	1.23	(5)	1.91	(5)	7	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	105

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CASH MANAGEMENT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)		Net Realized and Unrealized Gain on Investments		Total from Investment Operations		Distributions From Net Investment Income		Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$1.00	$0.00	*	$0.00	*	$0.00	*	$—	*	$—	$—	*
Year ended 9-30-2020	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2019	1.00	0.02		0.00	*	0.02		(0.02)		—	(0.02)
Year ended 9-30-2018	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2020	1.00	0.00		0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2019	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2020	1.00	0.00		0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2019	1.00	0.01		0.00	*	0.01		(0.01)		—	(0.01)
Year ended 9-30-2018	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2017	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*
Year ended 9-30-2016	1.00	0.00	*	0.00	*	0.00	*	—	*	—	—	*

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	Annualized.

106	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$1.00	0.01%	$1,558		0.21	%(5)	0.02	%(5)	0.58	%(5)	-0.35	%(5)
Year ended 9-30-2020	1.00	0.69	1,573		0.58		0.64		0.63		0.59
Year ended 9-30-2019	1.00	1.87	1,257		0.71		1.86		—		—
Year ended 9-30-2018	1.00	1.11	1,281		0.75		1.03		—		—
Year ended 9-30-2017	1.00	0.27	1,378		0.74		0.27		0.75		0.26
Year ended 9-30-2016	1.00	0.02	1,401		0.49		0.02		0.79		-0.28
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	1.00	0.01	—	*	0.20	(5)	0.02	(5)	1.48	(5)	- 1.26	(5)
Year ended 9-30-2020	1.00	0.24	—	*	1.08		0.26		1.48		-0.14
Year ended 9-30-2019	1.00	1.05	1		1.51		1.06		—		—
Year ended 9-30-2018	1.00	0.27	1		1.60		0.21		1.65		0.16
Year ended 9-30-2017	1.00	0.02	1		0.96		0.02		1.61		-0.63
Year ended 9-30-2016	1.00	0.02	1		0.49		0.02		1.73		-1.22
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	1.00	0.01	2		0.21	(5)	0.02	(5)	1.54	(5)	-1.31	(5)
Year ended 9-30-2020	1.00	0.17	2		0.98		0.12		1.53		-0.43
Year ended 9-30-2019	1.00	0.91	1		1.65		0.93		—		—
Year ended 9-30-2018	1.00	0.24	1		1.55		0.08		1.68		-0.05
Year ended 9-30-2017	1.00	0.02	2		0.98		0.02		1.61		-0.61
Year ended 9-30-2016	1.00	0.02	3		0.46		0.02		1.62		-1.14

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	107

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CORPORATE BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$6.90	$0.07	$(0.17)	$(0.10)	$(0.08)	$(0.34)	$(0.42)
Year ended 9-30-2020	6.54	0.15	0.37	0.52	(0.16)	—	(0.16)
Year ended 9-30-2019	6.02	0.16	0.52	0.68	(0.16)	—	(0.16)
Year ended 9-30-2018	6.27	0.15	(0.26)	(0.11)	(0.14)	—	(0.14)
Year ended 9-30-2017	6.51	0.13	(0.12)	0.01	(0.14)	(0.11)	(0.25)
Year ended 9-30-2016	6.30	0.13	0.28	0.41	(0.13)	(0.07)	(0.20)
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	6.89	(0.01)	(0.16)	(0.17)	(0.03)	(0.34)	(0.37)
Year ended 9-30-2020	6.53	0.04	0.37	0.41	(0.05)	—	(0.05)
Year ended 9-30-2019	6.01	0.06	0.52	0.58	(0.06)	—	(0.06)
Year ended 9-30-2018	6.26	0.05	(0.25)	(0.20)	(0.05)	—	(0.05)
Year ended 9-30-2017	6.51	0.04	(0.12)	(0.08)	(0.06)	(0.11)	(0.17)
Year ended 9-30-2016	6.29	0.04	0.29	0.33	(0.04)	(0.07)	(0.11)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	6.89	0.04	(0.17)	(0.13)	(0.05)	(0.34)	(0.39)
Year ended 9-30-2020	6.53	0.09	0.37	0.46	(0.10)	—	(0.10)
Year ended 9-30-2019	6.01	0.10	0.52	0.62	(0.10)	—	(0.10)
Year ended 9-30-2018	6.26	0.09	(0.25)	(0.16)	(0.09)	—	(0.09)
Year ended 9-30-2017	6.50	0.08	(0.12)	(0.04)	(0.09)	(0.11)	(0.20)
Year ended 9-30-2016	6.29	0.07	0.28	0.35	(0.07)	(0.07)	(0.14)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	6.90	0.07	(0.16)	(0.09)	(0.09)	(0.34)	(0.43)
Year ended 9-30-2020	6.54	0.17	0.37	0.54	(0.18)	—	(0.18)
Year ended 9-30-2019	6.02	0.18	0.52	0.70	(0.18)	—	(0.18)
Year ended 9-30-2018	6.27	0.17	(0.26)	(0.09)	(0.16)	—	(0.16)
Year ended 9-30-2017	6.51	0.15	(0.12)	0.03	(0.16)	(0.11)	(0.27)
Year ended 9-30-2016	6.30	0.15	0.28	0.43	(0.15)	(0.07)	(0.22)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	6.90	0.08	(0.17)	(0.09)	(0.09)	(0.34)	(0.43)
Year ended 9-30-2020	6.54	0.18	0.37	0.55	(0.19)	—	(0.19)
Year ended 9-30-2019	6.01	0.19	0.53	0.72	(0.19)	—	(0.19)
Year ended 9-30-2018 (5)	6.28	0.17	(0.28)	(0.11)	(0.16)	—	(0.16)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	6.90	0.07	(0.17)	(0.10)	(0.08)	(0.34)	(0.42)
Year ended 9-30-2020	6.53	0.15	0.38	0.53	(0.16)	—	(0.16)
Year ended 9-30-2019	6.01	0.16	0.53	0.69	(0.17)	—	(0.17)
Year ended 9-30-2018 (5)	6.28	0.15	(0.29)	(0.14)	(0.13)	—	(0.13)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2018.

108	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)	Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)	Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$6.38	-1.76%	$341		0.98	%(6)	1.95	%(6)	—%	—%	35%
Year ended 9-30-2020	6.90	8.07	355		1.00		2.26		—	—	84
Year ended 9-30-2019	6.54	11.48	348		1.02		2.54		—	—	63
Year ended 9-30-2018	6.02	-1.72	364		1.05		2.41		1.05	2.41	29
Year ended 9-30-2017	6.27	0.39	437		0.98		2.09		0.99	2.08	42
Year ended 9-30-2016	6.51	6.58	520		0.97		2.03		0.98	2.02	88
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	6.35	-2.84	—	*	3.20	(6)	-0.25	(6)	—	—	35
Year ended 9-30-2020	6.89	6.35	—	*	2.65		0.62		—	—	84
Year ended 9-30-2019	6.53	9.66	1		2.61		0.96		—	—	63
Year ended 9-30-2018	6.01	-3.18	1		2.56		0.87		—	—	29
Year ended 9-30-2017	6.26	-1.50	1		2.39		0.68		—	—	42
Year ended 9-30-2016	6.51	5.31	2		2.31		0.68		—	—	88
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	6.37	-2.19	3		1.87	(6)	1.07	(6)	—	—	35
Year ended 9-30-2020	6.89	7.13	4		1.89		1.37		—	—	84
Year ended 9-30-2019	6.53	10.52	4		1.92		1.64		—	—	63
Year ended 9-30-2018	6.01	-2.63	4		1.94		1.48		—	—	29
Year ended 9-30-2017	6.26	-0.46	8		1.85		1.22		—	—	42
Year ended 9-30-2016	6.50	5.65	10		1.85		1.14		—	—	88
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	6.38	-1.64	450		0.71	(6)	2.22	(6)	—	—	35
Year ended 9-30-2020	6.90	8.39	460		0.71		2.55		—	—	84
Year ended 9-30-2019	6.54	11.84	523		0.70		2.86		—	—	63
Year ended 9-30-2018	6.02	-1.41	545		0.72		2.74		—	—	29
Year ended 9-30-2017	6.27	0.68	672		0.69		2.39		—	—	42
Year ended 9-30-2016	6.51	6.88	752		0.67		2.28		—	—	88
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	6.38	-1.57	48		0.55	(6)	2.38	(6)	—	—	35
Year ended 9-30-2020	6.90	8.56	59		0.55		2.69		—	—	84
Year ended 9-30-2019	6.54	12.19	43		0.55		3.00		—	—	63
Year ended 9-30-2018 (5)	6.01	-1.77	44		0.57	(6)	3.06	(6)	—	—	29	(7)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	6.38	-1.77	—	*	0.96	(6)	1.98	(6)	—	—	35
Year ended 9-30-2020	6.90	8.29	—	*	0.94		2.32		—	—	84
Year ended 9-30-2019	6.53	11.62	—	*	0.93		2.62		—	—	63
Year ended 9-30-2018 (5)	6.01	-2.16	—	*	1.00	(6)	2.62	(6)	—	—	29	(7)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	109

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY CROSSOVER CREDIT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$11.28	$0.11	$0.00	*	$0.11	$(0.13)	$(0.72)	$(0.85)
Year ended 9-30-2020	10.51	0.28	0.77		1.05	(0.28)	—	(0.28)
Year ended 9-30-2019	9.64	0.32	0.90		1.22	(0.35)	—	(0.35)
Year ended 9-30-2018	10.26	0.30	(0.56)		(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017 (4)	10.00	0.13	0.23		0.36	(0.10)	—	(0.10)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	11.28	0.12	0.00	*	0.12	(0.14)	(0.72)	(0.86)
Year ended 9-30-2020	10.51	0.31	0.77		1.08	(0.31)	—	(0.31)
Year ended 9-30-2019	9.64	0.34	0.90		1.24	(0.37)	—	(0.37)
Year ended 9-30-2018	10.26	0.33	(0.56)		(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017 (4)	10.00	0.15	0.22		0.37	(0.11)	—	(0.11)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	11.28	0.12	0.00	*	0.12	(0.14)	(0.72)	(0.86)
Year ended 9-30-2020	10.51	0.30	0.78		1.08	(0.31)	—	(0.31)
Year ended 9-30-2019	9.64	0.34	0.90		1.24	(0.37)	—	(0.37)
Year ended 9-30-2018	10.26	0.33	(0.56)		(0.23)	(0.30)	(0.09)	(0.39)
Year ended 9-30-2017 (4)	10.00	0.15	0.22		0.37	(0.11)	—	(0.11)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	11.28	0.11	0.00	*	0.11	(0.13)	(0.72)	(0.85)
Year ended 9-30-2020	10.51	0.28	0.77		1.05	(0.28)	—	(0.28)
Year ended 9-30-2019	9.64	0.32	0.90		1.22	(0.35)	—	(0.35)
Year ended 9-30-2018	10.26	0.30	(0.56)		(0.26)	(0.27)	(0.09)	(0.36)
Year ended 9-30-2017 (4)	10.00	0.13	0.23		0.36	(0.10)	—	(0.10)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 3, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

110	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.54	0.76%	$18	0.90	%(5)	1.94	%(5)	1.20	%(5)	1.64	%(5)	59%
Year ended 9-30-2020	11.28	10.18	18	0.90		2.64		1.21		2.33		165
Year ended 9-30-2019	10.51	13.10	12	0.90		3.23		1.25		2.88		94
Year ended 9-30-2018	9.64	-2.56	12	0.90		3.07		1.19		2.78		85
Year ended 9-30-2017(4)	10.26	3.51	11	0.90	(5)	2.63	(5)	0.95	(5)	2.58	(5)	112	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.54	0.89	40	0.65	(5)	2.19	(5)	1.01	(5)	1.83	(5)	59
Year ended 9-30-2020	11.28	10.46	39	0.65		2.89		1.06		2.48		165
Year ended 9-30-2019	10.51	13.39	27	0.65		3.47		1.13		2.99		94
Year ended 9-30-2018	9.64	-2.41	23	0.65		3.33		1.06		2.92		85
Year ended 9-30-2017(4)	10.26	3.72	18	0.65	(5)	2.89	(5)	0.83	(5)	2.71	(5)	112	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	10.54	0.90	6	0.65	(5)	2.17	(5)	0.85	(5)	1.97	(5)	59
Year ended 9-30-2020	11.28	10.46	2	0.65		2.78		0.90		2.53		165
Year ended 9-30-2019	10.51	13.39	1	0.65		3.48		0.98		3.15		94
Year ended 9-30-2018	9.64	-2.41	1	0.65		3.31		0.90		3.06		85
Year ended 9-30-2017(4)	10.26	3.72	1	0.65	(5)	2.87	(5)	0.69	(5)	2.83	(5)	112	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.54	0.76	1	0.90	(5)	1.94	(5)	1.24	(5)	1.60	(5)	59
Year ended 9-30-2020	11.28	10.18	1	0.90		2.65		1.30		2.25		165
Year ended 9-30-2019	10.51	13.10	1	0.90		3.23		1.37		2.76		94
Year ended 9-30-2018	9.64	-2.56	1	0.90		3.06		1.29		2.67		85
Year ended 9-30-2017(4)	10.26	3.51	1	0.90	(5)	2.63	(5)	1.08	(5)	2.45	(5)	112	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	111

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY GOVERNMENT SECURITIES FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$5.78	$0.02		$(0.19)	$(0.17)	$(0.03)	$—	$(0.03)
Year ended 9-30-2020	5.59	0.06		0.20	0.26	(0.07)	—	(0.07)
Year ended 9-30-2019	5.23	0.08		0.37	0.45	(0.09)	—	(0.09)
Year ended 9-30-2018	5.43	0.06		(0.19)	(0.13)	(0.07)	—	(0.07)
Year ended 9-30-2017	5.60	0.06		(0.16)	(0.10)	(0.07)	—	(0.07)
Year ended 9-30-2016	5.51	0.06		0.10	0.16	(0.07)	—	(0.07)
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	5.78	(0.01)		(0.19)	(0.20)	— *	—	— *
Year ended 9-30-2020	5.59	0.00	*	0.20	0.20	(0.01)	—	(0.01)
Year ended 9-30-2019	5.23	0.02		0.36	0.38	(0.02)	—	(0.02)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.00	*	(0.16)	(0.16)	(0.01)	—	(0.01)
Year ended 9-30-2016	5.51	0.00	*	0.10	0.10	(0.01)	—	(0.01)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	5.78	(0.01)		(0.19)	(0.20)	— *	—	— *
Year ended 9-30-2020	5.59	0.01		0.20	0.21	(0.02)	—	(0.02)
Year ended 9-30-2019	5.23	0.03		0.37	0.40	(0.04)	—	(0.04)
Year ended 9-30-2018	5.43	0.01		(0.18)	(0.17)	(0.03)	—	(0.03)
Year ended 9-30-2017	5.60	0.01		(0.15)	(0.14)	(0.03)	—	(0.03)
Year ended 9-30-2016	5.51	0.01		0.11	0.12	(0.03)	—	(0.03)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	5.78	0.02		(0.18)	(0.16)	(0.04)	—	(0.04)
Year ended 9-30-2020	5.59	0.08		0.20	0.28	(0.09)	—	(0.09)
Year ended 9-30-2019	5.23	0.09		0.37	0.46	(0.10)	—	(0.10)
Year ended 9-30-2018	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)
Year ended 9-30-2017	5.60	0.07		(0.15)	(0.08)	(0.09)	—	(0.09)
Year ended 9-30-2016	5.51	0.07		0.11	0.18	(0.09)	—	(0.09)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	5.78	0.03		(0.19)	(0.16)	(0.04)	—	(0.04)
Year ended 9-30-2020	5.59	0.08		0.20	0.28	(0.09)	—	(0.09)
Year ended 9-30-2019	5.23	0.10		0.37	0.47	(0.11)	—	(0.11)
Year ended 9-30-2018(5)	5.43	0.08		(0.19)	(0.11)	(0.09)	—	(0.09)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	These class shares are not available for direct investment. However, they are available for dividend reinvestment and exchange of the same class shares of another Ivy Fund.

(5)	For the period from October 16, 2017 (commencement of operations of the class) through September 30, 2018.

(6)	Annualized.

(7)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2018.

(8)	Expense ratio based on the period excluding reorganization expenses was 1.00%.

(9)	Expense ratio based on the period excluding reorganization expenses was 0.72%.

112	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$5.58	-2.96%	$89		0.97	%(6)	0.61	%(6)	1.02	%(6)	0.56	%(6)	14%
Year ended 9-30-2020	5.78	4.75	96		0.98		1.07		1.05		1.00		43
Year ended 9-30-2019	5.59	8.59	68		1.00		1.47		1.13		1.34		12
Year ended 9-30-2018	5.23	-2.35	71		1.04	(8)	1.19		1.16		1.07		42
Year ended 9-30-2017	5.43	-1.73	87		1.02		1.20		1.10		1.04		37
Year ended 9-30-2016	5.60	3.01	118		1.01		1.11		1.07		1.05		43
Class B Shares(4)
Six-month period ended 3-31-2021 (unaudited)	5.58	-3.46	—	*	2.02	(6)	-0.47	(6)	3.02	(6)	-1.47	(6)	14
Year ended 9-30-2020	5.78	3.62	—	*	2.06		0.02		2.63		-0.55		43
Year ended 9-30-2019	5.59	7.32	—	*	2.13		0.34		2.72		-0.25		12
Year ended 9-30-2018	5.23	-3.22	—	*	2.05		0.11		2.57		-0.41		42
Year ended 9-30-2017	5.43	-2.81	1		2.13		0.01		2.27		-0.13		37
Year ended 9-30-2016	5.60	1.83	1		2.17		-0.05		2.21		-0.09		43
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	5.58	-3.38	2		1.85	(6)	-0.28	(6)	—		—		14
Year ended 9-30-2020	5.78	3.83	2		1.86		0.18		1.90		0.14		43
Year ended 9-30-2019	5.59	7.61	1		1.88		0.59		1.95		0.52		12
Year ended 9-30-2018	5.23	-3.14	1		1.88		0.24		2.16		-0.04		42
Year ended 9-30-2017	5.43	-2.58	2		1.88		0.26		1.95		0.19		37
Year ended 9-30-2016	5.60	2.10	3		1.91		0.21		1.95		0.17		43
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	5.58	-2.84	139		0.72	(6)	0.86	(6)	0.77	(6)	0.81	(6)	14
Year ended 9-30-2020	5.78	5.01	140		0.72		1.32		0.77		1.27		43
Year ended 9-30-2019	5.59	8.89	93		0.72		1.75		0.77		1.70		12
Year ended 9-30-2018	5.23	-2.10	124		0.78	(9)	1.46		0.82		1.42		42
Year ended 9-30-2017	5.43	-1.44	303		0.74		1.38		0.76		1.36		37
Year ended 9-30-2016	5.60	3.33	157		0.70		1.33		0.74		1.29		43
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	5.58	-2.78	144		0.61	(6)	0.97	(6)	—		—		14
Year ended 9-30-2020	5.78	5.13	172		0.61		1.44		—		—		43
Year ended 9-30-2019	5.59	9.01	120		0.61		1.86		—		—		12
Year ended 9-30-2018 (5)	5.23	-1.99	179		0.63	(6)(8)	1.74	(6)	—		—		42	(7)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	113

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY INTERNATIONAL SMALL CAP FUND

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$12.42	$0.01	$2.65	$2.66	$(0.04)	$—	$(0.04)
Year ended 9-30-2020	11.38	0.06	1.19	1.25	(0.21)	—	(0.21)
Year ended 9-30-2019	12.28	0.11	(0.85)	(0.74)	(0.14)	(0.02)	(0.16)
Year ended 9-30-2018	12.06	0.10	0.14	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(4)	10.00	0.09	1.97	2.06	—	—	—
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	12.29	(0.04)	2.63	2.59	—	—	—
Year ended 9-30-2020	11.27	(0.03)	1.18	1.15	(0.13)	—	(0.13)
Year ended 9-30-2019	12.14	0.03	(0.84)	(0.81)	(0.04)	(0.02)	(0.06)
Year ended 9-30-2018	12.00	0.01	0.13	0.14	—	—	—
Year ended 9-30-2017(4)	10.00	0.03	1.97	2.00	—	—	—
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	12.47	0.03	2.67	2.70	(0.08)	—	(0.08)
Year ended 9-30-2020	11.42	0.10	1.21	1.31	(0.26)	—	(0.26)
Year ended 9-30-2019	12.33	0.16	(0.87)	(0.71)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.08	0.16	0.13	0.29	(0.04)	— *	(0.04)
Year ended 9-30-2017(4)	10.00	0.11	1.97	2.08	—	—	—
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	12.46	0.03	2.67	2.70	(0.08)	—	(0.08)
Year ended 9-30-2020	11.42	0.10	1.20	1.30	(0.26)	—	(0.26)
Year ended 9-30-2019	12.32	0.15	(0.85)	(0.70)	(0.18)	(0.02)	(0.20)
Year ended 9-30-2018	12.09	0.16	0.11	0.27	(0.04)	— *	(0.04)
Year ended 9-30-2017(4)	10.00	0.11	1.98	2.09	—	—	—
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	12.42	0.01	2.65	2.66	(0.04)	—	(0.04)
Year ended 9-30-2020	11.37	0.03	1.23	1.26	(0.21)	—	(0.21)
Year ended 9-30-2019	12.28	0.08	(0.83)	(0.75)	(0.14)	(0.02)	(0.16)
Year ended 9-30-2018	12.06	0.14	0.10	0.24	(0.02)	—	(0.02)
Year ended 9-30-2017(4)	10.00	0.09	1.97	2.06	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from January 10, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

114	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$15.04	21.49%	$18		1.35	%(5)	0.18	%(5)	1.59	%(5)	-0.06	%(5)	24%
Year ended 9-30-2020	12.42	11.04	16		1.37		0.50		1.57		0.30		75
Year ended 9-30-2019	11.38	-5.92	16		1.39		1.02		1.58		0.83		73
Year ended 9-30-2018	12.28	1.98	18		1.45		0.79		1.54		0.70		60
Year ended 9-30-2017 (4)	12.06	20.60	13		1.45	(5)	1.11	(5)	1.61	(5)	0.95	(5)	38	(6)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	14.88	21.07	2		2.10	(5)	-0.56	(5)	2.34	(5)	-0.80	(5)	24
Year ended 9-30-2020	12.29	10.22	2		2.13		-0.31		2.33		-0.51		75
Year ended 9-30-2019	11.27	-6.62	2		2.14		0.25		2.33		0.06		73
Year ended 9-30-2018	12.14	1.17	2		2.22		0.11		2.27		0.06		60
Year ended 9-30-2017 (4)	12.00	20.00	1		2.17	(5)	0.39	(5)	2.33	(5)	0.23	(5)	38	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	15.09	21.73	61		0.99	(5)	0.50	(5)	1.44	(5)	0.05	(5)	24
Year ended 9-30-2020	12.47	11.54	77		0.99		0.91		1.38		0.52		75
Year ended 9-30-2019	11.42	-5.64	72		0.99		1.47		1.37		1.09		73
Year ended 9-30-2018	12.33	2.33	66		1.12		1.28		1.34		1.06		60
Year ended 9-30-2017 (4)	12.08	20.90	27		1.15	(5)	1.42	(5)	1.45	(5)	1.12	(5)	38	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	15.08	21.75	59		0.99	(5)	0.48	(5)	1.24	(5)	0.23	(5)	24
Year ended 9-30-2020	12.46	11.45	69		0.99		0.89		1.20		0.68		75
Year ended 9-30-2019	11.42	-5.57	73		0.99		1.40		1.20		1.19		73
Year ended 9-30-2018	12.32	2.28	82		1.13		1.25		1.18		1.20		60
Year ended 9-30-2017 (4)	12.09	20.90	1		1.15	(5)	1.41	(5)	1.31	(5)	1.25	(5)	38	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	15.04	21.49	—	*	1.35	(5)	0.13	(5)	1.65	(5)	-0.17	(5)	24
Year ended 9-30-2020	12.42	11.14	1		1.37		0.27		1.59		0.05		75
Year ended 9-30-2019	11.37	-6.00	1		1.39		0.71		1.63		0.47		73
Year ended 9-30-2018	12.28	1.98	5		1.45		1.10		1.59		0.96		60
Year ended 9-30-2017 (4)	12.06	20.60	1		1.45	(5)	1.11	(5)	1.70	(5)	0.86	(5)	38	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	115

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET EMERGING MARKETS LOCAL CURRENCY DEBT FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$8.46	$0.15	$0.30	$0.45	$(0.01)	$—	$(0.01)
Year ended 9-30-2020	8.68	0.31	(0.43)	(0.12)	(0.10)	—	(0.10)
Year ended 9-30-2019	8.22	0.42	0.04	0.46	—	—	—
Year ended 9-30-2018	9.47	0.39	(1.40)	(1.01)	(0.24)	—	(0.24)
Year ended 9-30-2017	9.21	0.41	(0.15)	0.26	—	—	—
Year ended 9-30-2016	8.11	0.33	0.77	1.10	—	—	—
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	8.20	0.12	0.29	0.41	—	—	—
Year ended 9-30-2020	8.47	0.25	(0.43)	(0.18)	(0.09)	—	(0.09)
Year ended 9-30-2019	8.06	0.36	0.05	0.41	—	—	—
Year ended 9-30-2018	9.28	0.31	(1.37)	(1.06)	(0.16)	—	(0.16)
Year ended 9-30-2017	9.09	0.34	(0.15)	0.19	—	—	—
Year ended 9-30-2016	8.06	0.28	0.75	1.03	—	—	—
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	8.57	0.17	0.29	0.46	(0.03)	—	(0.03)
Year ended 9-30-2020	8.77	0.35	(0.44)	(0.09)	(0.11)	—	(0.11)
Year ended 9-30-2019	8.28	0.47	0.04	0.51	(0.02)	—	(0.02)
Year ended 9-30-2018	9.54	0.43	(1.41)	(0.98)	(0.28)	—	(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—	—
Year ended 9-30-2016	8.12	0.39	0.74	1.13	—	—	—
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	8.57	0.16	0.30	0.46	(0.03)	—	(0.03)
Year ended 9-30-2020	8.77	0.36	(0.45)	(0.09)	(0.11)	—	(0.11)
Year ended 9-30-2019	8.28	0.46	0.05	0.51	(0.02)	—	(0.02)
Year ended 9-30-2018	9.54	0.44	(1.42)	(0.98)	(0.28)	—	(0.28)
Year ended 9-30-2017	9.25	0.46	(0.17)	0.29	—	—	—
Year ended 9-30-2016	8.12	0.38	0.75	1.13	—	—	—
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	8.46	0.14	0.31	0.45	(0.01)	—	(0.01)
Year ended 9-30-2020	8.69	0.31	(0.44)	(0.13)	(0.10)	—	(0.10)
Year ended 9-30-2019	8.22	0.43	0.04	0.47	—	—	—
Year ended 9-30-2018	9.48	0.37	(1.39)	(1.02)	(0.24)	—	(0.24)
Year ended 9-30-2017	9.21	0.41	(0.14)	0.27	—	—	—
Year ended 9-30-2016	8.11	0.35	0.75	1.10	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	Annualized.

116	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income (Loss) to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$8.90	5.30%	$5		1.20	%(4)	3.26	%(4)	1.63	%(4)	2.83	%(4)	207%
Year ended 9-30-2020	8.46	-1.39	8		1.19		3.63		1.50		3.32		121
Year ended 9-30-2019	8.68	5.73	9		1.21		4.94		1.44		4.71		111
Year ended 9-30-2018	8.22	-11.01	12		1.21		4.28		1.45		4.04		90
Year ended 9-30-2017	9.47	2.82	13		1.25		4.45		1.63		4.07		63
Year ended 9-30-2016	9.21	13.56	12		1.25		3.90		2.03		3.12		74
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	8.61	5.00	2		1.83	(4)	2.67	(4)	2.26	(4)	2.24	(4)	207
Year ended 9-30-2020	8.20	-2.14	2		1.83		3.02		2.14		2.71		121
Year ended 9-30-2019	8.47	5.09	2		1.85		4.36		2.08		4.13		111
Year ended 9-30-2018	8.06	-11.56	2		1.86		3.54		2.10		3.30		90
Year ended 9-30-2017	9.28	2.09	2		1.97		3.81		2.27		3.51		63
Year ended 9-30-2016	9.09	12.78	2		2.00		3.27		2.50		2.77		74
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	9.00	5.40	30		0.80	(4)	3.70	(4)	1.48	(4)	3.02	(4)	207
Year ended 9-30-2020	8.57	-1.07	28		0.80		4.07		1.29		3.58		121
Year ended 9-30-2019	8.77	6.17	77		0.80		5.43		1.21		5.02		111
Year ended 9-30-2018	8.28	-10.56	80		0.80		4.80		1.23		4.37		90
Year ended 9-30-2017	9.54	3.14	45		0.91		4.96		1.39		4.48		63
Year ended 9-30-2016	9.25	13.92	26		1.00		4.42		1.62		3.80		74
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	9.00	5.40	31		0.80	(4)	3.57	(4)	1.24	(4)	3.13	(4)	207
Year ended 9-30-2020	8.57	-1.07	20		0.80		4.12		1.12		3.80		121
Year ended 9-30-2019	8.77	6.17	34		0.80		5.36		1.04		5.12		111
Year ended 9-30-2018	8.28	-10.56	41		0.80		4.83		1.05		4.58		90
Year ended 9-30-2017	9.54	3.14	52		0.80		4.95		1.11		4.64		63
Year ended 9-30-2016	9.25	13.92	1		1.00		4.35		1.47		3.88		74
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	8.90	5.30	—	*	1.20	(4)	3.05	(4)	1.63	(4)	2.62	(4)	207
Year ended 9-30-2020	8.46	-1.51	2		1.19		3.65		1.51		3.33		121
Year ended 9-30-2019	8.69	5.72	3		1.21		4.99		1.44		4.76		111
Year ended 9-30-2018	8.22	-11.00	3		1.21		4.11		1.45		3.87		90
Year ended 9-30-2017	9.48	2.93	3		1.25		4.48		1.63		4.10		63
Year ended 9-30-2016	9.21	13.56	5		1.25		4.06		1.86		3.45		74

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	117

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PICTET TARGETED RETURN BOND FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.24	$0.05	$(0.08)	$(0.03)	$(0.02)	$(0.10)	$(0.12)
Year ended 9-30-2020	10.22	0.09	0.10	0.19	(0.16)	(0.03)	(0.19)
Year ended 9-30-2019	10.02	0.17	0.52	0.69	(0.49)	—	(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.21	0.09	0.03	0.12	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(4)	10.00	0.06	0.15	0.21	—	—	—
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	10.11	0.01	(0.05)	(0.04)	(0.01)	(0.05)	(0.06)
Year ended 9-30-2020	10.10	0.02	0.10	0.12	(0.10)	(0.02)	(0.12)
Year ended 9-30-2019	9.91	0.10	0.51	0.61	(0.42)	—	(0.42)
Year ended 9-30-2018	10.05	0.09	(0.17)	(0.08)	(0.06)	—	(0.06)
Year ended 9-30-2017	10.16	0.02	0.02	0.04	(0.06)	(0.09)	(0.15)
Year ended 9-30-2016(4)	10.00	0.01	0.15	0.16	—	—	—
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.27	0.06	(0.06)	0.00 *	(0.03)	(0.12)	(0.15)
Year ended 9-30-2020	10.26	0.11	0.09	0.20	(0.18)	(0.03)	(0.21)
Year ended 9-30-2019	10.06	0.20	0.51	0.71	(0.51)	—	(0.51)
Year ended 9-30-2018	10.13	0.18	(0.18)	0.00 *	(0.07)	—	(0.07)
Year ended 9-30-2017	10.23	0.11	0.03	0.14	(0.15)	(0.09)	(0.24)
Year ended 9-30-2016(4)	10.00	0.08	0.15	0.23	—	—	—
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	10.30	0.07	(0.07)	0.00 *	(0.03)	(0.13)	(0.16)
Year ended 9-30-2020	10.28	0.13	0.09	0.22	(0.19)	(0.03)	(0.22)
Year ended 9-30-2019	10.08	0.21	0.51	0.72	(0.52)	—	(0.52)
Year ended 9-30-2018	10.13	0.18	(0.15)	0.03	(0.08)	—	(0.08)
Year ended 9-30-2017	10.24	0.14	0.00 *	0.14	(0.16)	(0.09)	(0.25)
Year ended 9-30-2016(4)	10.00	0.09	0.15	0.24	—	—	—
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.24	0.04	(0.07)	(0.03)	(0.02)	(0.10)	(0.12)
Year ended 9-30-2020	10.22	0.09	0.10	0.19	(0.16)	(0.03)	(0.19)
Year ended 9-30-2019	10.02	0.17	0.52	0.69	(0.49)	—	(0.49)
Year ended 9-30-2018	10.11	0.16	(0.18)	(0.02)	(0.07)	—	(0.07)
Year ended 9-30-2017	10.22	0.09	0.02	0.11	(0.13)	(0.09)	(0.22)
Year ended 9-30-2016(4)	10.00	0.06	0.16	0.22	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from January 4, 2016 (commencement of operations of the class) through September 30, 2016.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2016.

(7)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(8)	Ratio of expenses to average net assets excluding offering cost was 1.14%.

(9)	Ratio of expenses to average net assets excluding offering cost was 1.89%.

(10)	Ratio of expenses to average net assets excluding offering cost was 1.77%.

(11)	Ratio of expenses to average net assets excluding offering cost was 0.98%.

(12)	Ratio of expenses to average net assets excluding offering cost was 0.87%.

(13)	Ratio of expenses to average net assets excluding offering cost was 0.85%.

(14)	Ratio of expenses to average net assets excluding offering cost was 0.74%.

(15)	Ratio of expenses to average net assets excluding offering cost was 1.22%.

(16)	Ratio of expenses to average net assets excluding offering cost was 1.02%.

118	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)		Net Assets, End of Period (in millions)		Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income (Loss) to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.09	-0.24%		$19		1.23	%(5)	0.91	%(5)	1.43	%(5)	0.71	%(5)	78%
Year ended 9-30-2020	10.22	2.07		23		1.22		0.90		1.41		0.71		112
Year ended 9-30-2019	10.22	7.23		23		1.22		1.74		1.40		1.56		121
Year ended 9-30-2018	10.02	-0.22		21		1.22		1.56		1.39		1.39		152
Year ended 9-30-2017	10.11	1.20		20		1.24	(7)	0.88		1.43		0.69		190
Year ended 9-30-2016(4)	10.21	2.10		19		1.27	(5)(8)	0.88	(5)	1.55	(5)	0.60	(5)	90	(6)
Class C Shares
Six-month period ended 3-31-2021 (unaudited)	10.01	-0.47		4		1.93	(5)	0.21	(5)	2.13	(5)	0.01	(5)	78
Year ended 9-30-2020	10.10	1.32		5		1.92		0.20		2.11		0.01		112
Year ended 9-30-2019	10.10	6.45		4		1.92		1.05		2.10		0.87		121
Year ended 9-30-2018	9.91	-0.85		4		1.92		0.86		2.09		0.69		152
Year ended 9-30-2017	10.05	0.46		4		1.91	(9)	0.21		2.10		0.02		190
Year ended 9-30-2016(4)	10.16	1.60		4		1.90	(5)(10)	0.15	(5)	2.18	(5)	-0.13	(5)	90	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.12	-0.03		114		1.00	(5)	1.14	(5)	1.25	(5)	0.89	(5)	78
Year ended 9-30-2020	10.25	2.19		102		1.00		1.12		1.24		0.88		112
Year ended 9-30-2019	10.26	7.45		120		1.00		1.98		1.23		1.75		121
Year ended 9-30-2018	10.06	0.03		123		1.00		1.79		1.21		1.58		152
Year ended 9-30-2017	10.13	1.43		111		1.00	(11)	1.13		1.22		0.91		190
Year ended 9-30-2016(4)	10.23	2.30		74		1.00	(5)(12)	1.02	(5)	1.30	(5)	0.72	(5)	90	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	10.14	—	*	59		0.87	(5)	1.27	(5)	1.08	(5)	1.06	(5)	78
Year ended 9-30-2020	10.28	2.41		56		0.87		1.24		1.07		1.04		112
Year ended 9-30-2019	10.28	7.57		70		0.87		2.11		1.06		1.92		121
Year ended 9-30-2018	10.08	0.25		89		0.87		1.79		1.05		1.61		152
Year ended 9-30-2017	10.13	1.45		155		0.87	(13)	1.37		1.07		1.17		190
Year ended 9-30-2016(4)	10.24	2.40		2		0.87	(5)(14)	1.17	(5)	1.16	(5)	0.88	(5)	90	(6)
Class Y Shares
Six-month period ended 3-31-2021 (unaudited)	10.09	-0.24		—	*	1.23	(5)	0.78	(5)	1.46	(5)	0.55	(5)	78
Year ended 9-30-2020	10.22	2.07		4		1.22		0.90		1.46		0.66		112
Year ended 9-30-2019	10.22	7.23		4		1.22		1.74		1.45		1.51		121
Year ended 9-30-2018	10.02	-0.22		4		1.22		1.55		1.44		1.33		152
Year ended 9-30-2017	10.11	1.17		4		1.24	(15)	0.88		1.46		0.66		190
Year ended 9-30-2016(4)	10.22	2.20		4		1.15	(5)(16)	0.89	(5)	1.55	(5)	0.49	(5)	90	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	119

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PINEBRIDGE HIGH YIELD FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$9.72	$0.24	$0.46	$0.70	$(0.26)	$—	$(0.26)
Year ended 9-30-2020	9.88	0.48	(0.16)	0.32	(0.48)	—	(0.48)
Year ended 9-30-2019	9.81	0.52	0.06	0.58	(0.51)	—	(0.51)
Year ended 9-30-2018	10.15	0.48	(0.30)	0.18	(0.49)	(0.03)	(0.52)
Year ended 9-30-2017(4)	10.00	0.16	0.10	0.26	(0.11)	—	(0.11)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	9.72	0.26	0.46	0.72	(0.27)	—	(0.27)
Year ended 9-30-2020	9.88	0.51	(0.17)	0.34	(0.50)	—	(0.50)
Year ended 9-30-2019	9.81	0.54	0.07	0.61	(0.54)	—	(0.54)
Year ended 9-30-2018	10.15	0.51	(0.31)	0.20	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(4)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	9.71	0.26	0.46	0.72	(0.27)	—	(0.27)
Year ended 9-30-2020	9.88	0.51	(0.18)	0.33	(0.50)	—	(0.50)
Year ended 9-30-2019	9.80	0.54	0.08	0.62	(0.54)	—	(0.54)
Year ended 9-30-2018	10.15	0.51	(0.32)	0.19	(0.51)	(0.03)	(0.54)
Year ended 9-30-2017(4)	10.00	0.17	0.10	0.27	(0.12)	—	(0.12)

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from May 18, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

120	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.16	7.23%	$20	0.99	%(5)	4.83	%(5)	1.14	%(5)	4.68	%(5)	48%
Year ended 9-30-2020	9.72	3.40	15	0.99		5.02		1.16		4.85		80
Year ended 9-30-2019	9.88	6.27	10	1.00		5.32		1.15		5.17		69
Year ended 9-30-2018	9.81	1.71	8	1.00		4.83		1.11		4.72		81
Year ended 9-30-2017(4)	10.15	2.64	6	1.00	(5)	4.22	(5)	—		—		60	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.17	7.47	77	0.72	(5)	5.10	(5)	0.98	(5)	4.84	(5)	48
Year ended 9-30-2020	9.72	3.68	87	0.72		5.30		1.01		5.01		80
Year ended 9-30-2019	9.88	6.44	54	0.72		5.60		1.02		5.30		69
Year ended 9-30-2018	9.81	2.10	46	0.72		5.14		1.00		4.86		81
Year ended 9-30-2017(4)	10.15	2.72	22	0.72	(5)	4.55	(5)	0.87	(5)	4.40	(5)	60	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	10.16	7.48	36	0.72	(5)	5.10	(5)	0.81	(5)	5.01	(5)	48
Year ended 9-30-2020	9.71	3.58	40	0.72		5.29		0.83		5.18		80
Year ended 9-30-2019	9.88	6.55	38	0.72		5.59		0.84		5.47		69
Year ended 9-30-2018	9.80	2.00	32	0.72		5.10		0.83		4.99		81
Year ended 9-30-2017(4)	10.15	2.72	35	0.72	(5)	4.44	(5)	0.73	(5)	4.43	(5)	60	(6)

See Accompanying Notes to Financial Statements.

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NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund, Ivy Cash Management Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy International Small Cap Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund (each, a “Fund”) are eleven series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager during the period ended March 31, 2021 was Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A shares. Certain Funds offer Class B, Class C, Class E, Class I, Class N, Class R and Class Y shares. The Funds’ Class B shares are not available for purchase by new and existing investors. Class B will continue to be available for dividend reinvestment and exchanges from Class B shares of another fund within Ivy Funds. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $500,000 or more that are subsequently redeemed within 12 months of purchase. For Class E shares, a 1% CDSC is only imposed on shares purchased at NAV for $250,000 or more that are subsequently redeemed within 12 months of purchase. Class B and Class C shares are sold without a front-end sales charge, but may be subject to a CDSC. Class I, Class N, Class R and Class Y shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, B, C, E, R and Y have a distribution and service plan. Class I and Class N shares are not included in the plan. With certain exceptions described in the Prospectus, Class B shares will automatically convert to Class A shares 96 months after the date of purchase. With certain exceptions described in the Prospectus, Class C shares will automatically convert to Class A shares 96 months after the date of purchase.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax

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positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

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Management believes that, with respect to any significant investments by the Funds in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially could impact the Funds’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging.

As the impacts of the transition become clearer during the next year, management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Collateralized Loan Obligations. Certain Funds may invest in collateralized loan obligations (“CLOs”). CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows of a CLO can be split into multiple segments, called “tranches”, which will vary in risk profile and yield. Each tranche is a piece of the CLO, and dictates who will be paid out first when the underlying loan payments are made. It also dictates the risk associated with the investment, since investors who are paid last have a higher risk of default from the underlying loans.

Inflation-Indexed Bonds. Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity.

Interest Only Obligations. These securities entitle the owner to receive only the interest portion from a bond, Treasury note or pool of mortgages. These securities are generally created by a third party separating a bond or pool of mortgages into distinct interest-only and principal-only securities. As the principal (par) amount of a bond or pool of mortgages is paid down, the amount of interest income earned by the owner will decline as well.

Loans. Certain Funds may invest in loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates, the debtor of which may be a domestic or foreign corporation, partnership or other entity (“Borrower”). Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, the LIBOR or certificates of deposit rates. Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Loans are exempt from registration under the Securities Act of 1933, as amended, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender. When a Fund purchases a participation of a loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in loans

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includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no direct right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and interest.

Payment In-Kind Securities. Certain Funds may invest in payment in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in cash or in additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statements of Assets and Liabilities.

Securities on a When-Issued or Delayed Delivery Basis. Certain Funds may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by a Fund on a when-issued basis normally take place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of a Fund’s NAV to the extent the Fund executes such transactions while remaining substantially fully invested. When a Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield IICO, or the Fund’s investment subadviser, as applicable, consider advantageous. The Fund maintains internally designated assets with a value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued or delayed delivery basis prior to settlement of the original purchase.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Liquidity Fee and/or Redemption Gates. The Ivy Cash Management Fund operates as a “retail money market fund,” as such term is defined or interpreted under Rule 2a-7 under the 1940 Act. The Ivy Cash Management Fund may impose liquidity fees on redemptions and/or temporarily suspend (gate) redemptions if the Fund’s liquidity falls below required minimums because of market conditions or other factors.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

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3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Investments in Ivy Cash Management Fund are valued on the basis of amortized cost (which approximates value), whereby a portfolio security is valued at its cost initially, and thereafter valued to reflect a constant amortization to maturity of any discount or premium. Short-term securities with maturities of 60 days or less held in all Funds (with the exception of Ivy Cash Management Fund) are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

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Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Asset-Backed Securities and Mortgage-Backed Securities. The fair value of asset-backed securities and mortgage-backed securities are estimated using recently executed transactions and based on models that consider the estimated cash flows of each debt tranche of the issuer, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche including, but not limited to, the prepayment speed assumptions and attributes of the collateral. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy, and otherwise they would be categorized as Level 3.

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

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Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Loans. Loans are valued using a price or composite price from one or more brokers or dealers as obtained from an independent pricing service. The fair value of loans is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loans are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable in which case they would be categorized as Level 3.

Municipal Bonds. Municipal bonds are fair valued based on pricing models used by and obtained from an independent pricing service that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-wants lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Other Government Securities. Other government securities include emerging market sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities. The fair value of other government securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most other government securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

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4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Forward Foreign Currency Contracts. Certain Funds are authorized to enter into forward foreign currency contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date. Forward contracts are reported on a schedule following the Schedule of Investments. Forward contracts are valued daily based upon the closing prices of the forward currency rates provided by an independent pricing service determined at the close of the NYSE. The resulting unrealized appreciation and depreciation is reported on the Statements of Assets and Liabilities as a receivable or payable and on the Statements of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) on the Statements of Operations.

Risks to a Fund related to the use of such contracts include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, a Fund’s maximum loss will consist of the aggregate unrealized gain on appreciated contracts that is not collateralized.

Ivy Apollo Multi-Asset Income Fund, Ivy Apollo Strategic Income Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from foreign currencies (foreign currency exchange rate risk).

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund invest in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk).

Option Contracts. Options purchased by a Fund are accounted for in the same manner as portfolio securities. The cost of the underlying instruments acquired through the exercise of call options is increased by the premium paid to purchase the call. The proceeds from instruments sold through the exercise of put options are decreased by the premium paid to purchase the put.

When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current value of the option written. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the call option was sold), and the liability related to such option is extinguished. When a written call option is exercised, the premium is added to the proceeds from the sale of the underlying instrument in determining whether a Fund has realized a gain or loss. When a written put is exercised, the cost basis of the instruments purchased by a Fund is reduced by the amount of the premium received.

Investments in options, whether purchased or written, involve certain risks. Writing put options and purchasing call options may increase a Fund’s exposure to the underlying instrument. With written options, there may be times when a Fund will be required to purchase or sell instruments to meet its obligation under the option contract where the required action is not beneficial to the Fund, due to unfavorable movement of the market price of the underlying instrument.

Option contracts can be traded on a regulated exchange or traded OTC. Unlike the trades on a regulated exchange where the clearinghouse guarantees the performances of both the buyer and the seller, to the extent a Fund enters into OTC option

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transactions with counterparties, the Fund will be exposed to the risk that counterparties to these OTC transactions will be unable to meet their obligations under the terms of the transaction.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund purchase and write call and put options to increase or decrease hedging exposure to underlying instruments (which include credit risk, equity risk, foreign currency exchange rate risk, event risk and/or interest rate risk), increase exposure to various equity markets or certain sectors, gain exposure to or facilitate trading in certain securities and/or, in the case of options written, to generate returns from options premiums.

Swap Agreements. Certain Funds are authorized to invest in swap agreements. Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over-the-counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swap agreements are bilaterally negotiated agreements between a Fund and counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. Swap agreements are privately negotiated in the over the counter market (“OTC swaps”). If the OTC swap entered is one of the swaps identified by a relevant regulator as a swap that is required to be cleared, then it will be cleared through a third party, known as a central counterparty or derivatives clearing organization (“centrally cleared swaps”).

Swaps are marked to market daily and changes in value are recorded as unrealized appreciation (depreciation) on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or variation margin payable on the Statements of Assets and Liabilities. Payments received or made by the Fund are recorded as realized gain or loss on the Statements of Operations. Any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, if any, on the Statement of Assets and Liabilities and amortized over the term of the swap. An early termination payment received or made at an early termination or a final payment made at the maturity of the swap is recorded as realized gain or loss on the Statements of Operations.

After a centrally cleared swap is accepted for clearing, a Fund may be required to deposit initial margin with the clearing member in the form of cash or securities. Securities deposited as initial margin, if any, are designated on the Schedule of Investments. Cash deposited as initial margin is identified on the Schedule of Investments and is recorded as restricted cash on the Statements of Assets and Liabilities.

Credit default swap agreements (“CDS”) on corporate issuers or credit indices involve one party making a stream of periodic payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of the corporate issuer or all or part of the referenced entities comprising the credit index. A Fund may enter a physically settled or cash settled CDS. As a buyer, if an underlying credit event occurs depending on if the CDS is to be physically settled or cash settled, a Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the corporate issuer security or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the corporate issuer security or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the corporate issuer security or underlying securities comprising the index.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into credit default swaps to protect bonds owned by a Fund against default.

Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time.

Ivy Pictet Emerging Markets Local Currency Debt Fund and Ivy Pictet Targeted Return Bond Fund enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk).

The creditworthiness of the counterparty with which a Fund enters into a swap agreement is monitored by IICO. If a counterparty creditworthiness declines, the value of the agreement would likely decline, potentially resulting in losses. If a default occurs by the counterparty to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The maximum loss a Fund may incur consists of the aggregate unrealized gain on appreciated contracts that is not collateralized due to facts specific to certain situations (i.e., collateral may not have been posted by the counterparty due to the required collateral amount being less than the pre-agreed thresholds. Additionally,

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regulatory developments called stay resolutions and the ensuing required contractual amendments to the transactional documentation, including derivatives, permit the relevant regulators to preclude parties to a transaction from terminating trades, among other rights it may have in the trade agreements should a counterparty that it regulates experience financial distress. A relevant regulator also has the authority to reduce the value of certain liabilities owed by the counterparty to a Fund and/or convert cash liabilities of a regulated entity into equity holdings. The power given to the relevant regulators includes the ability to amend transactional agreements unilaterally, modify the maturity of eligible liabilities, reduce the amount of interest payable or change the date on which interest becomes payable, among other powers.

To prevent incurring losses due to the counterparty credit risk, IICO actively monitors the creditworthiness of the counterparties with which it has entered financial transactions. IICO consistently and frequently risk manages the credit risk of the counterparties it faces in transactions.

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

Offsetting of Assets and Liabilities. The following tables present financial instruments that are either (1) offset or (2) subject to an enforceable master netting arrangement or similar agreement as of March 31, 2021:

Assets

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount Receivable
Ivy Apollo Multi-Asset Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$674	$—	$674	$(8)	$(514)	$—	$152
Ivy Apollo Strategic Income Fund
Unrealized appreciation on forward foreign currency contracts(1)	$703	$—	$703	$(8)	$(211)	$—	$484
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$944	$—	$944	$(160)	$—	$(3)	$781
Unrealized appreciation on forward foreign currency contracts	1,581	—	1,581	(1,493)	—	(70)	18
Total	$2,525	$—	$2,525	$(1,653)	$—	$(73)	$799
Ivy Pictet Targeted Return Bond Fund
Investments in unaffiliated securities at value*	$546	$—	$546	$(7)	$—	$(273)	$266
Swap agreements, at value	176	—	176	—	—	—	176
Unrealized appreciation on forward foreign currency contracts	2,776	—	2,776	(639)	—	(1,497)	640
Total	$3,498	$—	$3,498	$(646)	$—	$(1,770)	$1,082

*	Purchased options are reported as investments in unaffiliated securities on the Statements of Assets and Liabilities.
(1)

Amounts include forward contracts that have an offset to an open and close contract, but have not settled. These amounts are included on the Statements of Assets and Liabilities line item for Investment securities sold receivable.

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Liabilities

				Gross Amounts Not Offset on the Statements of Assets and Liabilities
Fund	Gross Amounts of Recognized Liabilities	Gross Amounts Offset on the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount Payable
Ivy Apollo Multi-Asset Income Fund
Unrealized depreciation on forward foreign currency contracts	$8	$—	$8	$(8)	$—	$—	$—
Ivy Apollo Strategic Income Fund
Unrealized depreciation on forward foreign currency contracts	$8	$—	$8	$(8)	$—	$—	$—
Ivy Pictet Emerging Markets Local Currency Debt Fund
Swap agreements, at value	$162	$—	162	$(160)	$—	$—	$2
Unrealized depreciation on forward foreign currency contracts	1,814	—	1,814	(1,493)	—	—	321
Total	$1,976	$—	$1,976	$(1,653)	$—	$—	$323
Ivy Pictet Targeted Return Bond Fund
Unrealized depreciation on forward foreign currency contracts	$639	$—	$639	(639)	$—	$—	$—
Written options at value	51	—	51	(7)	—	—	44
Total	$690	$—	$690	$(646)	$—	$—	$44

Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2021:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Ivy Apollo Multi-Asset Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	$619	Unrealized depreciation on forward foreign currency contracts	$8
Ivy Apollo Strategic Income Fund	Foreign currency	Unrealized appreciation on forward foreign currency contracts	638	Unrealized depreciation on forward foreign currency contracts	8
Ivy Corporate Bond Fund	Interest rate		—	Unrealized depreciation on futures contracts**	288
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	Unrealized appreciation on centrally cleared swap agreements**	11	Unrealized depreciation on centrally cleared swap agreements**	7
	Foreign currency	Unrealized appreciation on forward foreign currency contracts	1,581	Unrealized depreciation on forward foreign currency contracts	1,814
	Interest rate	Investments in unaffiliated securities at value*	241	Written options at value	23
		Unrealized appreciation on centrally cleared swap agreements**	112	Unrealized depreciation on centrally cleared swap agreements**	209
		Unrealized appreciation on futures contracts**	6	Unrealized depreciation on futures contracts**	11
		Swap agreements, at value	944	Swap agreements, at value	162

132	SEMIANNUAL REPORT	2021

		Assets		Liabilities
Fund	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Ivy Pictet Targeted Return Bond Fund	Credit	Unrealized appreciation on centrally cleared swap agreements**	$66	Unrealized depreciation on centrally cleared swap agreements**	$101
		Swap agreements, at value	176		—
	Foreign currency	Investments in unaffiliated securities at value*	546	Unrealized depreciation on forward foreign currency contracts	639
		Unrealized appreciation on forward foreign currency contracts	2,776	Written options at value	51
	Interest rate	Investments in unaffiliated securities at value*	75	Written options at value	113
		Unrealized appreciation on centrally cleared swap agreements**	283	Unrealized depreciation on centrally cleared swap agreements**	256
		Unrealized appreciation on futures contracts**	1,062	Unrealized depreciation on futures contracts**	200

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

**

The value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swap agreements; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2021.

Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended March 31, 2021:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Foreign currency	$—	$—	$—	$—	$(156)	$(156)
Ivy Apollo Strategic Income Fund	Foreign currency	—	—	—	—	(156)	(156)
Ivy Corporate Bond Fund	Interest rate	—	—	599	—	—	599
Ivy Crossover Credit Fund	Interest rate	—	—	179	—	—	179
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	(87)	—	—	—	(87)
	Foreign currency	—	—	—	—	329	329
	Interest rate	(85)	130	276	29	—	350
Ivy Pictet Targeted Return Bond Fund	Credit	(310)	(368)	—	78	—	(600)
	Foreign currency	(362)	—	—	574	(3,593)	(3,381)
	Interest rate	(256)	198	1,248	90	—	1,280

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

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Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended March 31, 2021:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy Apollo Multi-Asset Income Fund	Foreign currency	$—	$—	$—	$—	$68	$68
Ivy Apollo Strategic Income Fund	Foreign currency	—	—	—	—	78	78
Ivy Corporate Bond Fund	Interest rate	—	—	(288)	—	—	(288)
Ivy Crossover Credit Fund	Interest rate	—	—	15	—	—	15
Ivy Pictet Emerging Markets Local Currency Debt Fund	Credit	—	7	—	—	—	7
	Foreign currency	—	—	—	—	(186)	(186)
	Interest rate	183	596	(4)	(8)	—	767
Ivy Pictet Targeted Return Bond Fund	Credit	80	101	—	—	—	181
	Foreign currency	556	—	—	148	1,447	2,151
	Interest rate	(140)	(365)	779	(50)	—	224

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2021, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy Apollo Multi-Asset Income Fund	$424	$—	$—	$—	$—	$—
Ivy Apollo Strategic Income Fund	428	—	—	—	—	—
Ivy Corporate Bond Fund	—	4,471	5,031	—	—	—
Ivy Crossover Credit Fund	—	—	4,643	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	62	1,479	2,381	68,505	75	8
Ivy Pictet Targeted Return Bond Fund	14	55,051	89,047	102,305	516	204

*	Not shown due to rounding.

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. During the period ended March 31, 2021, IICO served as each Fund’s investment manager. Effective April 30, 2021, DMC serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Apollo Multi-Asset Income Fund	0.700%	0.700%	0.650%	0.650%	0.610%	0.610%	0.580%	0.580%	0.580%	0.580%	0.580%
Ivy Apollo Strategic Income Fund	0.680	0.680	0.620	0.620	0.580	0.580	0.570	0.570	0.570	0.570	0.570
Ivy California Municipal High Income Fund	0.525	0.500	0.450	0.400	0.400	0.400	0.400	0.395	0.390	0.385	0.385
Ivy Cash Management Fund	0.350	0.350	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300	0.300

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Fund (M - Millions)	$0 to $500M	$500 to $1,000M	$1,000 to $1,500M	$1,500 to $2,000M	$2,0000 to $2,500M	$2,500 to $3,000M	$3,000 to $5,000M	$5,000 to $10,000M	$10,000 to $15,000M	$15,000 to $20,000M	Over $20,000M
Ivy Corporate Bond Fund	0.475%	0.475%	0.450%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%	0.400%
Ivy Crossover Credit Fund	0.500	0.450	0.425	0.425	0.425	0.400	0.400	0.375	0.375	0.375	0.375
Ivy Government Securities Fund	0.500	0.450	0.400	0.350	0.350	0.350	0.350	0.350	0.350	0.350	0.350
Ivy International Small Cap Fund	1.000	1.000	0.950	0.950	0.900	0.900	0.900	0.850	0.850	0.850	0.850
Ivy Pictet Emerging Markets Local Currency Debt Fund	0.750	0.750	0.725	0.725	0.700	0.700	0.700	0.675	0.650	0.650	0.650
Ivy Pictet Targeted Return Bond Fund	0.900	0.900	0.850	0.850	0.800	0.800	0.800	0.750	0.750	0.750	0.750
Ivy PineBridge High Yield Fund	0.625	0.600	0.550	0.500	0.500	0.500	0.500	0.500	0.490	0.490	0.480

For Funds managed solely by IICO, IICO has voluntarily agreed to waive a Fund’s management fee on any day that the Fund’s net assets are less than $25 million, subject to IICO’s right to change or modify this waiver. See Expense Reimbursements and/or Waivers below for amounts waived during the period ended March 31, 2021.

IICO has entered into Subadvisory Agreements with the following entities on behalf of the Funds:

Under an agreement between IICO and Apollo Credit Management, LLC (“Apollo”), Apollo serves as subadviser for the total return strategy of each of the Ivy Apollo Multi-Asset Income Fund and Ivy Apollo Strategic Income Fund. Under an agreement between IICO and LaSalle Investment Management Securities, LLC (“LaSalle”), LaSalle serves as subadviser for the global real estate strategy of the Ivy Apollo Multi-Asset Income Fund. Under an agreement between IICO and Pictet Asset Management Limited (“Pictet UK”) and Pictet Asset Management (Singapore) PTE Ltd. (“Pictet Singapore,” and collectively with Pictet UK, “Pictet”), Pictet serves as subadvisor to Ivy Pictet Emerging Markets Local Currency Debt Fund. Under an agreement between IICO and Mackenzie Investments Europe Limited (“Mackenzie Europe”), Mackenzie Europe serves as subadviser for the Ivy International Small Cap Fund. Under an agreement between IICO and Pictet Asset Management SA (“Pictet AM CH”), Pictet AM CH serves as subadvisor to Ivy Pictet Targeted Return Bond Fund. Under an agreement between IICO and PineBridge Investments LLC (“PineBridge”), PineBridge serves as subadvisor to Ivy PineBridge High Yield Fund. Each subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statements of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statements of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statements of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

2021	SEMIANNUAL REPORT	135

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A, Class B, Class C and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I and Class Y shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class B and Class C Shares. Under the Distribution and Service Plan, each Fund may pay IDI a service fee not to exceed 0.25% and a distribution fee not to exceed 0.75% of the Fund’s average annual net assets for Class B and Class C shares to compensate IDI for its services in connection with the distribution of shares of that class and/or provision of personal services to Class B or Class C shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Class Y Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.25%, on an annual basis, of the average daily net assets of the Fund’s Class Y shares to compensate IDI for, either directly or through third parties, distributing the Class Y shares of that Fund, providing personal services to Class Y shareholders and/or maintaining Class Y shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of Class B, Class C or certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2021, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales Commissions	CDSC							Commissions Paid(1)
		Class A		Class B		Class C		Class E
Ivy Apollo Multi-Asset Income Fund	$24	$—	*	N/A		$—	*	N/A	$18
Ivy Apollo Strategic Income Fund	15	—	*	N/A		—	*	N/A	18
Ivy California Municipal High Income Fund	7	—		N/A		—	*	N/A	8
Ivy Cash Management Fund	—	—	*	$—		4		N/A	142,322
Ivy Corporate Bond Fund	92	—	*	—	*	1		$—	78
Ivy Crossover Credit Fund	9	—		N/A		N/A		—	6
Ivy Government Securities Fund	30	—	*	—		—	*	—	27
Ivy International Small Cap Fund	2	—	*	N/A		—		N/A	2
Ivy Pictet Emerging Markets Local Currency Debt Fund	1	—		N/A		—	*	—	1
Ivy Pictet Targeted Return Bond Fund	2	—	*	N/A		—	*	N/A	—
Ivy PineBridge High Yield Fund	6	—		N/A		N/A		N/A	9

*	Not shown due to rounding.

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

136	SEMIANNUAL REPORT	2021

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2021 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Apollo Multi-Asset Income Fund	All Classes	Contractual	10-1-2015	1-31-2022	N/A	$155	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2022	1.28%	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2022	2.16%	$—		N/A
	Class I	Contractual	10-1-2015	1-31-2022	0.75%	$198		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	0.75%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2022	Not to exceed Class A	$—		N/A
Ivy Apollo Strategic Income Fund	All Classes	Contractual	10-1-2015	1-31-2022	N/A	$236	(1)	Investment Management Fee
	Class A	Contractual	10-1-2015	1-31-2022	1.14%	$—		N/A
	Class C	Contractual	10-1-2015	1-31-2022	1.82%	$4		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-1-2015	1-31-2022	0.67%	$218		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	0.67%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2022	1.10%	$—		N/A
	Class Y	Contractual	10-1-2015	1-31-2022	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy California Municipal High Income Fund	All Classes	Contractual	10-3-2016	1-31-2022	N/A	$68	(2)	Investment Management Fee
	Class A	Contractual	10-3-2016	1-31-2022	0.80%	$8		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	10-3-2016	1-31-2022	0.60%	$12		Shareholder Servicing
	Class Y	Contractual	10-3-2016	1-31-2022	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Cash Management Fund	Class A	Voluntary	N/A	N/A	To maintain minimum yield	$3,033		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	N/A	N/A	To maintain minimum yield	$3		12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	N/A	N/A	To maintain minimum yield	$16		12b-1 Fees and/or Shareholder Servicing
Ivy Corporate Bond Fund	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	10-16-2017	1-31-2022	Not to exceed Class A	$—		N/A

2021	SEMIANNUAL REPORT	137

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy Crossover Credit Fund	All Classes	Contractual	4-3-2017	1-31-2022	N/A	$58	(3)	Investment Management Fee
	Class A	Contractual	4-3-2017	1-31-2022	0.90%	$10		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-3-2017	1-31-2022	0.65%	$34		Shareholder Servicing
	Class N	Contractual	4-3-2017	1-31-2022	0.65%	$—	*	Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	4-3-2017	1-31-2022	Not to exceed Class A	$1		12b-1 Fees and/or Shareholder Servicing
Ivy Government Securities Fund	Class A	Contractual	10-16-2017	1-31-2022	0.97%	$23		12b-1 Fees and/or Shareholder Servicing
	Class B	Contractual	10-16-2017	1-31-2022	2.02%	$—	*	12b-1 Fees and/or Shareholder Servicing
	Class C	Contractual	10-16-2017	1-31-2022	1.85%	$—		N/A
	Class I	Contractual	10-16-2017	1-31-2022	0.72%	$32		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
Ivy International Small Cap Fund	All Classes	Contractual	1-10-2017	1-31-2022	N/A	$172	(3)	Investment Management Fee
	Class A	Contractual	1-10-2017	1-31-2022	1.44%	$—		N/A
	Class I	Contractual	1-10-2017	1-31-2022	0.99%	$65		Shareholder Servicing
	Class N	Contractual	7-31-2018	1-31-2022	0.99%	$3		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-10-2017	1-31-2022	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing
Ivy Pictet Emerging Markets Local Currency Debt Fund	All Classes	Contractual	4-30-2014	1-31-2022	N/A	$136	(1)	Investment Management Fee
	Class A	Contractual	4-30-2014	1-31-2022	1.23%	$—		N/A
	Class C	Contractual	4-30-2014	1-31-2022	2.00%	$—		N/A
	Class I	Contractual	4-30-2014	1-31-2022	0.80%	$35		Shareholder Servicing
	Class N	Contractual	1-30-2015	1-31-2022	0.80%	$1		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	4-30-2014	1-31-2022	1.25%	$—		N/A
	Class Y	Contractual	4-30-2014	1-31-2022	Not to exceed Class A	$—		N/A
Ivy Pictet Targeted Return Bond Fund	All Classes	Contractual	1-4-2016	1-31-2022	N/A	$193	(1)	Investment Management Fee
	Class A	Contractual	1-4-2016	1-31-2022	1.37%	$—		N/A
	Class C	Contractual	1-4-2016	1-31-2022	2.08%	$—		N/A
	Class I	Contractual	1-4-2016	1-31-2022	1.00%	$30		Shareholder Servicing
	Class N	Contractual	1-4-2016	1-31-2022	0.87%	$3		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A
	Class Y	Contractual	1-4-2016	1-31-2022	1.25%	$—		N/A
	Class Y	Contractual	1-4-2016	1-31-2022	Not to exceed Class A	$—	*	12b-1 Fees and/or Shareholder Servicing

138	SEMIANNUAL REPORT	2021

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy PineBridge High Yield Fund	All Classes	Contractual	5-18-2017	1-31-2022	N/A	$56	(4)	Investment Management Fee
	Class A	Contractual	5-18-2017	1-31-2022	0.99%	$6		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	5-18-2017	1-31-2022	0.72%	$73		Shareholder Servicing
	Class N	Contractual	5-18-2017	1-31-2022	0.72%	$2		Shareholder Servicing
	Class N	Contractual	10-1-2015	1-31-2022	Not to exceed Class I	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class A, Class C, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(2)	Due to Class A, Class I and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(3)	Due to Class A, Class I, Class N and/or Class Y contractual expense limits, investment management fees were waived for all share classes.

(4)	Due to Class A, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

6.	RELATED PARTY TRANSACTIONS

Certain Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by the Funds from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees or common officers, complies with Rule 17a-7 under the Act. Further, as defined under such procedures, each transaction is effected at the current market price. During the period ended March 31, 2021, the Funds below engaged in purchases and sales of securities pursuant to Rule 17a-7 under the Act (amounts in thousands):

Fund	Purchases	Sales	Realized Gain (Loss)
Ivy Apollo Multi-Asset Income Fund	$—	$5,902	$(6)
Ivy Apollo Strategic Income Fund	1,482	10,897	477

7.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2021.

8.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy Apollo Multi-Asset Income Fund	$—	$110,489	$—	$149,528
Ivy Apollo Strategic Income Fund	20,763	98,172	1,859	158,241
Ivy California Municipal High Income Fund	—	2,538	—	1,763
Ivy Cash Management Fund	—	—	—	—
Ivy Corporate Bond Fund	7,070	290,263	1,506	295,632
Ivy Crossover Credit Fund	—	41,857	—	34,973
Ivy Government Securities Fund	54,948	—	76,733	—
Ivy International Small Cap Fund	—	34,171	—	87,828
Ivy Pictet Emerging Markets Local Currency Debt Fund	—	45,094	—	39,356
Ivy Pictet Targeted Return Bond Fund	65,176	78,412	79,252	57,861
Ivy PineBridge High Yield Fund	—	63,044	—	63,229

2021	SEMIANNUAL REPORT	139

9.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Fund may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2021:

Fund	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy Apollo Multi-Asset Income Fund	$6,071	$1,398	$5,165	$6,563
Ivy Apollo Strategic Income Fund	3,789	3,703	194	3,897
Ivy Corporate Bond Fund	1,349	131	1,246	1,377
Ivy Crossover Credit Fund	671	—	686	686
Ivy International Small Cap Fund	4,592	3,539	1,314	4,853
Ivy Pictet Targeted Return Bond Fund	4,620	4,819	—	4,819
Ivy PineBridge High Yield Fund	3,789	2,121	1,759	3,880

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

10. BORROWINGS

On July 1, 2019 the Trust, on behalf of the Ivy Apollo Strategic Income Fund, Ivy California Municipal High Income Fund and Ivy PineBridge High Yield Fund, along with certain other funds managed by the investment adviser (“Participating Funds”), entered into a 364-day senior unsecured revolving credit facility with Bank of New York Mellon and a group of financial institutions to be utilized to temporarily finance the repurchase or redemption of Fund shares and for other temporary or emergency purposes. The agreement was amended on June 29, 2020. The Participating Funds can borrow up to an aggregate commitment amount of $130 million at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit facility has the following terms: a commitment fee of 0.15% per annum of the daily amount of unused commitment amounts and interest at a rate equal to the higher of (a) the federal funds effective rate (but not below 0.0%) plus 1.25% per annum or (b) the one-month LIBOR rate (but not below 0.0%) plus 1.25% per annum on amounts borrowed. The agreement expires in June 2021 unless extended or renewed. As of March 31, 2021, if applicable, any outstanding borrowings would be disclosed as a payable for borrowing on the Statements of Assets and Liabilities. Commitment and interest fees, if any, paid by the Participating Funds are disclosed as part of commitment and interest expense for borrowing on the Statements of Operations. During the period ended March 31, 2021, the Participating Funds did not borrow under the credit facility.

140	SEMIANNUAL REPORT	2021

11.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy Apollo Multi-Asset Income Fund				Ivy Apollo Strategic Income Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	407	$4,349	921	$9,350	715	$7,274	1,689	$16,487
Class C	40	424	223	2,282	71	726	202	1,989
Class I	1,532	16,346	8,297	82,422	2,489	25,366	5,460	53,071
Class N	36	376	39	393	11	115	646	6,222
Class Y	—	—	2	14	—	—	18	176
Shares issued in reinvestment of distributions to shareholders:
Class A	214	2,268	564	5,705	200	2,030	370	3,607
Class C	20	217	58	593	11	112	19	187
Class I	589	6,251	1,595	16,100	674	6,837	1,389	13,554
Class N	3	38	9	92	11	106	172	1,689
Class Y	— *	4	3	34	7	76	17	164
Shares redeemed:
Class A	(1,369)	(14,332)	(3,793)	(36,761)	(1,369)	(13,875)	(2,830)	(27,321)
Class C	(269)	(2,870)	(615)	(5,908)	(121)	(1,237)	(205)	(1,960)
Class I	(4,229)	(44,603)	(17,667)	(174,316)	(4,315)	(43,853)	(12,562)	(120,897)
Class N	(46)	(490)	(97)	(937)	(2,129)	(21,100)	(3,368)	(33,373)
Class Y	(6)	(67)	(86)	(837)	(638)	(6,477)	(64)	(624)
Net decrease	(3,078)	$(32,089)	(10,547)	$(101,774)	(4,383)	$(43,900)	(9,047)	$(87,029)

	Ivy California Municipal High Income Fund					Ivy Cash Management Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20			Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares		Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	84	$888	425		$4,312	1,490,500	$1,490,500	3,063,355	$3,063,355
Class B	N/A	N/A	N/A		N/A	208	208	88	88
Class C	1	6	11		112	2,206	2,206	3,711	3,711
Class I	214	2,254	322		3,368	N/A	N/A	N/A	N/A
Class Y	—	—	—	*	4	N/A	N/A	N/A	N/A
Shares issued in reinvestment of distributions to shareholders:
Class A	8	86	16		172	160	160	8,999	8,999
Class B	N/A	N/A	N/A		N/A	— *	— *	1	1
Class C	— *	3	1		9	— *	— *	2	2
Class I	9	97	19		198	N/A	N/A	N/A	N/A
Class Y	— *	2	—	*	5	N/A	N/A	N/A	N/A
Shares redeemed:
Class A	(143)	(1,523)	(238)		(2,487)	(1,505,475)	(1,505,475)	(2,757,204)	(2,757,204)
Class B	N/A	N/A	N/A		N/A	(134)	(134)	(237)	(237)
Class C	(19)	(198)	(24)		(258)	(2,668)	(2,668)	(2,670)	(2,670)
Class I	(263)	(2,791)	(333)		(3,464)	N/A	N/A	N/A	N/A
Class Y	— *	(5)	—	*	(5)	N/A	N/A	N/A	N/A
Net increase (decrease)	(109)	$(1,181)	199		$1,966	(15,203)	$(15,203)	316,045	$316,045

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	141

	Ivy Corporate Bond Fund				Ivy Crossover Credit Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	4,653	$31,312	7,031	$46,987	201	$2,242	432	$4,708
Class B	—	—	3	21	N/A	N/A	N/A	N/A
Class C	126	847	206	1,390	N/A	N/A	N/A	N/A
Class E	—	—	—	—	—	—	—	—
Class I	7,347	48,834	10,551	70,281	1,006	11,078	1,513	16,178
Class N	1,056	7,134	5,914	39,176	402	4,371	192	2,177
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	1	10	4	47	— *	2
Shares issued in reinvestment of distributions to shareholders:
Class A	3,152	20,976	1,207	7,986	48	526	8	84
Class B	1	9	— *	3	N/A	N/A	N/A	N/A
Class C	34	225	9	58	N/A	N/A	N/A	N/A
Class E	—	—	—	—	—	—	—	—
Class I	4,141	27,566	1,964	12,987	190	2,066	49	523
Class N	523	3,484	209	1,387	13	142	— *	4
Class R	—	—	—	—	—	—	—	—
Class Y	—	—	— *	— *	— *	— *	— *	— *
Shares redeemed:
Class A	(5,803)	(38,536)	(9,951)	(65,685)	(125)	(1,362)	(89)	(930)
Class B	(16)	(105)	(50)	(327)	N/A	N/A	N/A	N/A
Class C	(327)	(2,176)	(219)	(1,449)	N/A	N/A	N/A	N/A
Class E	—	—	(40)	(271)	—	—	(50)	(555)
Class I	(7,442)	(49,841)	(26,085)	(172,750)	(889)	(9,959)	(729)	(7,740)
Class N	(2,661)	(17,763)	(4,112)	(27,538)	(21)	(227)	(43)	(493)
Class R	—	—	(40)	(272)	—	—	(50)	(554)
Class Y	—	—	(2)	(10)	(1)	(7)	— *	(2)
Net increase (decrease)	4,784	$31,966	(13,404)	$(88,016)	828	$8,917	1,233	$13,402

*	Not shown due to rounding.

142	SEMIANNUAL REPORT	2021

	Ivy Government Securities Fund				Ivy International Small Cap Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	1,633	$9,363	7,512	$43,208	85	$1,187	110	$1,275
Class B	—	—	15	84	N/A	N/A	N/A	N/A
Class C	123	707	278	1,606	2	28	9	101
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	3,896	22,266	18,240	103,460	344	4,845	1,724	18,389
Class N	3,592	20,510	25,191	144,353	79	1,027	2,102	22,986
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	— *	2	4	64	5	61
Shares issued in reinvestment of distributions to shareholders:
Class A	84	477	170	969	1	20	9	111
Class B	— *	— *	— *	— *	N/A	N/A	N/A	N/A
Class C	— *	2	1	5	—	—	1	6
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	158	899	314	1,794	25	338	104	1,261
Class N	199	1,133	386	2,204	26	350	129	1,558
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	— *	— *	1	14
Shares redeemed:
Class A	(2,529)	(14,390)	(3,154)	(18,027)	(215)	(2,826)	(195)	(2,119)
Class B	(15)	(83)	(29)	(163)	N/A	N/A	N/A	N/A
Class C	(176)	(1,003)	(121)	(690)	(3)	(43)	(36)	(372)
Class E	—	—	(46)	(266)	N/A	N/A	N/A	N/A
Class I	(3,294)	(18,777)	(10,838)	(62,234)	(2,589)	(34,091)	(1,846)	(20,534)
Class N	(7,576)	(43,267)	(17,422)	(100,466)	(1,680)	(22,199)	(3,176)	(34,891)
Class R	—	—	(46)	(266)	N/A	N/A	N/A	N/A
Class Y	—	—	(46)	(269)	(25)	(328)	(66)	(796)
Net increase (decrease)	(3,905)	$(22,163)	20,405	$115,304	(3,946)	$(51,628)	(1,125)	$(12,950)

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	143

	Ivy Pictet Emerging Markets Local Currency Debt Fund				Ivy Pictet Targeted Return Bond Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	35	$314	20	$166	146	$1,498	380	$3,874
Class C	—	—	— *	3	15	153	54	538
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	561	5,211	1,312	11,259	2,509	25,825	1,836	18,665
Class N	1,325	12,448	350	3,119	1,006	10,443	1,399	14,165
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	— *	— *	—	—	1	7
Shares issued in reinvestment of distributions to shareholders:
Class A	— *	3	5	43	18	182	27	277
Class C	—	—	— *	2	1	6	1	8
Class E	—	—	—	—	N/A	N/A	N/A	N/A
Class I	11	106	108	967	150	1,540	240	2,416
Class N	9	82	48	429	99	1,022	152	1,535
Class R	—	—	—	—	N/A	N/A	N/A	N/A
Class Y	—	—	—	—	— *	— *	— *	— *
Shares redeemed:
Class A	(354)	(3,168)	(121)	(1,034)	(530)	(5,455)	(439)	(4,429)
Class C	— *	(5)	(15)	(123)	(21)	(209)	(21)	(215)
Class E	—	—	(200)	(1,686)	N/A	N/A	N/A	N/A
Class I	(581)	(5,311)	(7,067)	(60,928)	(1,392)	(14,307)	(3,778)	(38,083)
Class N	(217)	(1,986)	(1,937)	(15,762)	(819)	(8,437)	(2,822)	(28,478)
Class R	—	—	(200)	(1,663)	N/A	N/A	N/A	N/A
Class Y	(272)	(2,435)	— *	— *	(326)	(3,365)	— *	— *
Net increase (decrease)	517	$5,259	(7,697)	$(65,208)	856	$8,896	(2,970)	$(29,720)

	Ivy PineBridge High Yield Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	505	$5,082	974	$9,293
Class I	1,242	12,490	4,755	45,365
Class N	218	2,187	2,269	20,788
Class R	—	—	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	25	247	31	295
Class I	210	2,125	267	2,557
Class N	106	1,063	190	1,829
Class R	—	—	—	—
Shares redeemed:
Class A	(178)	(1,803)	(451)	(4,234)
Class I	(2,776)	(28,053)	(1,548)	(14,700)
Class N	(826)	(8,365)	(2,221)	(21,686)
Class R	—	—	(50)	(478)
Net increase (decrease)	(1,474)	$(15,027)	4,216	$39,029

*	Not shown due to rounding.

144	SEMIANNUAL REPORT	2021

12.	COMMITMENTS

Bridge loan commitments may obligate a Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income is included in interest income on the Statement of Operations. At March 31, 2021, there were no outstanding bridge loan commitments.

13.	OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending March 31, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended March 31, 2020 and September 30, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Fund’s financial statements.

14.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation (Depreciation)
Ivy Apollo Multi-Asset Income Fund	$303,666	$41,771	$12,147	$29,624
Ivy Apollo Strategic Income Fund	370,075	15,670	13,358	2,312
Ivy California Municipal High Income Fund	31,790	1,871	36	1,835
Ivy Cash Management Fund	1,560,706	—	—	—
Ivy Corporate Bond Fund	821,923	32,482	14,762	17,720
Ivy Crossover Credit Fund	64,971	1,070	1,251	(181)
Ivy Government Securities Fund	370,770	8,910	6,525	2,385
Ivy International Small Cap Fund	106,001	37,412	1,169	36,243
Ivy Pictet Emerging Markets Local Currency Debt Fund	68,544	50,819	53,843	(3,024)
Ivy Pictet Targeted Return Bond Fund	199,002	97,745	97,106	639
Ivy PineBridge High Yield Fund	130,287	6,234	1,357	4,877

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended September 30, 2020 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy Apollo Multi-Asset Income Fund	$4,544	$—	$—	$7,580	$—
Ivy Apollo Strategic Income Fund	2,294	—	—	—	—
Ivy California Municipal High Income Fund	6	—	—	—	—
Ivy Cash Management Fund	51	—	—	—	—
Ivy Corporate Bond Fund	25,472	16,132	—	—	—
Ivy Crossover Credit Fund	2,813	869	—	—	—
Ivy Government Securities Fund	100	—	—	—	—
Ivy International Small Cap Fund	740	—	—	—	—
Ivy Pictet Emerging Markets Local Currency Debt Fund	193	—	—	—	5,783
Ivy Pictet Targeted Return Bond Fund	2,338	—	—	1,181	—
Ivy PineBridge High Yield Fund	567	—	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

2021	SEMIANNUAL REPORT	145

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2020 and 2019 were as follows:

	September 30, 2020		September 30, 2019
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy Apollo Multi-Asset Income Fund	$17,698	$5,609	$22,822	$13,511
Ivy Apollo Strategic Income Fund	21,166	—	23,632	1,286
Ivy California Municipal High Income Fund	671	—	741	—
Ivy Cash Management Fund	9,186	—	24,089	—
Ivy Corporate Bond Fund	22,839	—	25,323	—
Ivy Crossover Credit Fund	1,351	—	1,364	—
Ivy Government Securities Fund	5,056	—	6,090	—
Ivy International Small Cap Fund	3,541	—	2,502	274
Ivy Pictet Emerging Markets Local Currency Debt Fund	1,597	—	284	—
Ivy Pictet Targeted Return Bond Fund	4,141	385	11,894	—
Ivy PineBridge High Yield Fund	5,727	—	4,937	—

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2020, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy Apollo Multi-Asset Income Fund	$—	$—
Ivy Apollo Strategic Income Fund	—	6,544
Ivy California Municipal High Income Fund	45	—
Ivy Cash Management Fund	—	—
Ivy Corporate Bond Fund	—	—
Ivy Crossover Credit Fund	—	—
Ivy Government Securities Fund	3,431	29
Ivy International Small Cap Fund	5,311	8,438
Ivy Pictet Emerging Markets Local Currency Debt Fund	434	1,605
Ivy Pictet Targeted Return Bond Fund	—	—
Ivy PineBridge High Yield Fund	417	2,308

146	SEMIANNUAL REPORT	2021

OTHER INFORMATION	(UNAUDITED)

1.

Effective July 1, 2021, investors in Class A shares of Ivy International Small Cap Fund and Ivy Apollo Multi-Asset Income Fund will pay a Maximum Sales Charge (Load) Imposed on Purchases of 5.75% for investments less than $50,000 and as follows:

Investment Amount	Front End Sales Load	Dealer Concession	Advanced Commission (Finders Fee)	CDSC
Less than $50,000	5.75%	5.00%
$50,000 - $99,999	4.75%	4.00%
$100,000 - $249,999	3.75%	3.00%
$250,000 - $499,999	2.50%	2.00%
$500,000 - $999,999	2.00%	1.60%
$1 million up to $5 million	0.00%	0.00%	1.00%	1% for 18 months
$5 million up to $25 million	0.00%	0.00%	0.50%	1% for 18 months
$25 million or more	0.00%	0.00%	0.25%	1% for 18 months

There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

2.

Effective July 1, 2021, investors in Class A shares of Ivy Apollo Strategic Income Fund, Ivy Corporate Bond Fund, Ivy Crossover Credit Fund, Ivy Government Securities Fund, Ivy Pictet Emerging Markets Local Currency Debt Fund, Ivy Pictet Targeted Return Bond Fund and Ivy PineBridge High Yield Fund, will pay a Maximum Sales Charge (Load) Imposed on Purchases of 4.50% for investments less than $100,000 and as follows:

Investment Amount	Front End Sales Load	Dealer Concession	Advanced Commission (Finders Fee)	CDSC
Less than $100,000	4.50%	4.00%
$100,000 - $249,999	3.50%	3.00%
$250,000 - $499,999	2.50%	2.00%
$500,000 - $999,999	2.00%	1.60%
$1 million up to $5 million	0.00%	0.00%	1.00%	1% for 18 months
$5 million up to $25 million	0.00%	0.00%	0.50%	1% for 18 months
$25 million or more	0.00%	0.00%	0.25%	1% for 18 months

There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

2021	SEMIANNUAL REPORT	147

3.

Effective July 1, 2021, investors in Class A shares of Ivy California Municipal High Income Fund will pay a Maximum Sales Charge (Load) Imposed on Purchases of 4.50% for investments less than $100,000 and as follows:

Investment Amount	Front End Sales Load	Dealer Concession	Advanced Commission (Finders Fee)	CDSC
Less than $100,000	4.50%	4.00%
$100,000 - $249,999	3.50%	3.00%
$250,000 up to $5 million	0.00%	0.00%	1.00%	1% for 18 months
$5 million up to $25 million	0.00%	0.00%	0.50%	1% for 18 months
$25 million or more	0.00%	0.00%	0.25%	1% for 18 months

There is no front-end sales charge when you purchase $250,000 or more of Class A shares. However, if Delaware Distributors, L.P. (Distributor) or a predecessor distributor paid your financial intermediary a commission on your purchase that received an NAV breakpoint of Class A shares, for shares of the Funds purchased prior to July 1, 2021, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first year after your purchase; or if the Distributor paid your financial intermediary a commission on your purchase of $250,000 or more of Class A shares that received an NAV breakpoint, for shares purchased on or after July 1, 2021 that are subject to a CDSC, you will have to pay a Limited CDSC of 1.00% if you redeem these shares within the first 18 months after your purchase, unless a specific waiver of the Limited CDSC applies. The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the NAV at the time the Class A shares being redeemed were purchased; or (2) the NAV of such Class A shares at the time of redemption. For purposes of this formula, the “NAV at the time of purchase” will be the NAV at purchase of the Class A shares even if those shares are later exchanged for shares of another Delaware Fund and, in the event of an exchange of Class A shares, the “NAV of such shares at the time of redemption” will be the NAV of the shares acquired in the exchange. In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time.

The individual Funds herein have adopted a Liquidity Risk Management Program (the “Program”). The Fund’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Fund’s liquidity risk, which is the risk that any Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors. The Fund’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020, through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Fund’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Fund or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Fund’s HLIM, where applicable, had been effective in managing the Fund’s liquidity risk.

148	SEMIANNUAL REPORT	2021

PROXY VOTING GUIDELINES	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

2021	SEMIANNUAL REPORT	149

(UNAUDITED)

DELAWARE FUNDS BY MACQUARIE FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Delaware Management Company and distributed by Delaware Distributors, L.P.

150	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	151

SEMIANN-IVYALT (3-21)

Semiannual Report MARCH 31, 2021

Ticker
	Class A	Class E	Class I	Class N	Class R
IVY FUNDS

Ivy ProShares Interest Rate Hedged High Yield Index Fund	IAIRX	IIREX	IIIRX		IIRRX

Ivy ProShares MSCI ACWI Index Fund	IMWAX	IMWEX	IMWIX

Ivy ProShares Russell 2000 Dividend Growers Index Fund	IRUAX	IRUEX	IRUIX	IRUNX

Ivy ProShares S&P 500 Bond Index Fund	IAPRX	IPREX	IPRIX		IPRRX

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	IDAAX	IDAEX	IDAIX	IDANX	IDARX

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting www.ivyinvestments.com or calling 1-888-923-3355. Investors should read the prospectus and the summary prospectus carefully before investing. You can obtain shareholder reports and prospectuses online instead of in the mail. Visit www.ivyinvestments.com/go-paperless-with-eDelivery for more information.

IVY INVESTMENTS® refers to the investment management and investment advisory services offered by Macquarie Investment Management Business Trust (MIMBT) through its various series.

On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company, a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

CONTENTS	IVY FUNDS

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus at www.ivyinvestments.com/reports/ivy.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Funds are governed by US laws and regulations. Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date. The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor. All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

2

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, exchange fees and account fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2021.

Actual Expenses

The first section in the following table provides information about actual account values and actual expenses for each share class. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. Fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Savings Incentive Match Plan for Employees (SIMPLE) IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $18 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the following table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second section in the following table provides information about hypothetical account values and hypothetical expenses for each share class based on the Fund’s actual expense ratio and an assumed rate of return of five percent per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this five percent hypothetical example with the five percent hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), exchange fees or account fees. Therefore, the second section in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expenses paid may be impacted by expense reduction arrangements. If those arrangements had not been in place, expenses paid would have been higher. See Note 5 in Notes to Financial Statements for further information.

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*
Ivy ProShares Interest Rate Hedged High Yield Index Fund
Class A	$1,000	$1,075.40	$4.67	$1,000	$1,020.45	$4.55	0.90%
Class E	$1,000	$1,074.70	$4.15	$1,000	$1,020.90	$4.04	0.81%
Class I	$1,000	$1,075.50	$3.32	$1,000	$1,021.69	$3.23	0.65%
Class R	$1,000	$1,071.30	$7.25	$1,000	$1,017.92	$7.06	1.41%

See footnotes on page 4.

2021	SEMIANNUAL REPORT	3

ILLUSTRATION OF FUND EXPENSES	IVY FUNDS

(UNAUDITED)

	Actual(1)			Hypothetical(2)			Annualized Expense Ratio Based on the Six-Month Period
Fund	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*	Beginning Account Value 9-30-20	Ending Account Value 3-31-21	Expenses Paid During Period*
Ivy ProShares MSCI ACWI Index Fund
Class A	$1,000	$1,195.60	$4.83	$1,000	$1,020.50	$4.45	0.89%
Class E	$1,000	$1,196.60	$3.84	$1,000	$1,021.44	$3.54	0.70%
Class I	$1,000	$1,197.00	$3.52	$1,000	$1,021.69	$3.23	0.65%
Ivy ProShares Russell 2000 Dividend Growers Index Fund
Class A	$1,000	$1,398.60	$5.28	$1,000	$1,020.56	$4.45	0.88%
Class E	$1,000	$1,400.10	$4.20	$1,000	$1,021.40	$3.54	0.71%
Class I	$1,000	$1,400.00	$3.84	$1,000	$1,021.70	$3.23	0.65%
Class N	$1,000	$1,400.00	$3.84	$1,000	$1,021.70	$3.23	0.65%
Ivy ProShares S&P 500 Bond Index Fund
Class A	$1,000	$972.90	$3.16	$1,000	$1,021.69	$3.23	0.65%
Class E	$1,000	$975.00	$2.86	$1,000	$1,021.99	$2.93	0.59%
Class I	$1,000	$976.00	$1.98	$1,000	$1,022.94	$2.02	0.40%
Class R	$1,000	$971.50	$5.62	$1,000	$1,019.20	$5.75	1.15%
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
Class A	$1,000	$1,205.40	$4.08	$1,000	$1,021.25	$3.74	0.74%
Class E	$1,000	$1,206.20	$3.31	$1,000	$1,021.95	$3.03	0.60%
Class I	$1,000	$1,206.80	$2.76	$1,000	$1,022.44	$2.53	0.50%
Class N	$1,000	$1,207.00	$2.76	$1,000	$1,022.45	$2.53	0.50%
Class R	$1,000	$1,203.00	$6.83	$1,000	$1,018.78	$6.26	1.23%

*

Fund expenses for each share class are equal to the Fund’s annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2021, and divided by 365.

(1)

This section uses the Fund’s actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The “Ending Account Value” shown is computed using the Fund’s actual return and the “Expenses Paid During Period” column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the last column of this section.

(2)

This section uses a hypothetical five percent annual return and actual Fund expenses. It helps to compare the Fund’s ongoing costs with other mutual funds. A shareholder can compare the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustrations are based on ongoing costs only and do not include any transactional costs, such as sales loads or exchange fees.

4	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Bonds	96.1%
Corporate Debt Securities	96.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

Quality Weightings

Non-Investment Grade	96.1%
BB	41.4%
B	37.2%
CCC	17.3%
Below CCC	0.2%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	3.9%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	5

SCHEDULE OF INVESTMENTS	Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Alternative Carriers – 1.8%
CommScope Finance LLC:
5.500%, 3-1-24 (A)	$150	$155
6.000%, 3-1-26 (A)	300	316
Zayo Group Holdings, Inc.,
6.125%, 3-1-28 (A)	230	236

		707

Broadcasting – 4.6%
Clear Channel Outdoor Holdings, Inc.,
5.125%, 8-15-27 (A)	187	188
Nexstar Escrow, Inc.,
5.625%, 7-15-27 (A)	311	326
Sirius XM Radio, Inc.:
4.625%, 7-15-24 (A)	376	387
4.125%, 7-1-30 (A)	170	170
TEGNA, Inc.,
5.000%, 9-15-29	442	459
Terrier Media Buyer, Inc.,
8.875%, 12-15-27 (A)	120	129
Univision Communications, Inc.,
6.625%, 6-1-27 (A)	100	107

		1,766

Cable & Satellite – 5.0%
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.125%, 5-1-27 (A)	531	562
4.750%, 3-1-30 (A)	250	259
CSC Holdings LLC:
5.750%, 1-15-30 (A)	257	270
4.625%, 12-1-30 (A)	380	374
DISH DBS Corp.,
7.750%, 7-1-26	300	331
Radiate Holdco LLC and Radiate Finance, Inc.,
6.500%, 9-15-28 (A)	100	106

		1,902

Integrated Telecommunication Services – 2.6%
CenturyLink, Inc.,
5.125%, 12-15-26 (A)	270	285
Frontier Communications Corp.:
5.875%, 10-15-27 (A)	100	106
5.000%, 5-1-28 (A)	180	183
Level 3 Financing, Inc.,
4.250%, 7-1-28 (A)	100	101
Sprint Corp.,
7.625%, 3-1-26	125	153
Windstream Escrow LLC,
7.750%, 8-15-28 (A)	150	153

		981

Movies & Entertainment – 1.9%
iHeartCommunications, Inc.,
8.375%, 5-1-27	145	155
Netflix, Inc.:
4.875%, 4-15-28	150	170
5.875%, 11-15-28	320	387

		712

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Publishing – 0.4%
Meredith Corp.,
6.875%, 2-1-26	$140	$144

Wireless Telecommunication Service – 1.1%
T-Mobile USA, Inc.:
4.500%, 2-1-26	100	102
4.750%, 2-1-28	100	106
2.875%, 2-15-31	220	213

		421

Total Communication Services – 17.4%		6,633
Consumer Discretionary

Apparel Retail – 0.3%
L Brands, Inc.,
6.625%, 10-1-30 (A)	110	126

Auto Parts & Equipment – 1.2%
Panther BF Aggregator 2 L.P.:
6.250%, 5-15-26 (A)	175	186
8.500%, 5-15-27 (A)	250	269

		455

Automobile Manufacturers – 2.7%
Ford Motor Co.,
9.000%, 4-22-25	550	666
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8-15-25 (A)	346	359

		1,025

Automotive Retail – 0.4%
Allison Transmission, Inc.,
3.750%, 1-30-31 (A)	150	145

Casinos & Gaming – 3.8%
Colt Merger Sub, Inc.:
6.250%, 7-1-25 (A)	440	469
8.125%, 7-1-27 (A)	190	209
Golden Nugget, Inc.,
6.750%, 10-15-24 (A)	175	177
MGM Growth Properties Operating Partnership L.P. and MGP Finance Co-Issuer, Inc.,
5.625%, 5-1-24	110	118
Mohegan Tribal Gaming Authority (The),
8.000%, 2-1-26 (A)	115	116
Scientific Games International, Inc. (GTD by Scientific Games Corp.):
5.000%, 10-15-25 (A)	365	378
8.250%, 3-15-26 (A)	10	11

		1,478

Hotels, Resorts & Cruise Lines – 2.6%
Carnival Corp.:
11.500%, 4-1-23 (A)	100	115
5.750%, 3-1-27 (A)	436	447
NCL Corp. Ltd.,
5.875%, 3-15-26 (A)	197	199

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines (Continued)
Royal Caribbean Cruises Ltd.,
9.125%, 6-15-23 (A)	$200	$221

		982

Leisure Facilities – 1.8%
Diamond Sports Group LLC and Diamond Sports Finance Co. (GTD by Diamond Sports Intermediate Holdings LLC):
5.375%, 8-15-26 (A)	440	317
6.625%, 8-15-27 (A)	500	260
Live Nation Entertainment, Inc.,
6.500%, 5-15-27 (A)	100	111

		688

Restaurants – 2.4%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.,
4.000%, 10-15-30 (A)	270	260
Aramark Services, Inc. (GTD by Aramark Corp.),
5.000%, 2-1-28 (A)	310	322
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC,
5.250%, 6-1-26 (A)	100	103
YUM! Brands, Inc.,
3.625%, 3-15-31	230	221

		906

Specialized Consumer Services – 1.1%
Nielsen Finance LLC and Nielsen Finance Co.,
5.625%, 10-1-28 (A)	100	105
Uber Technologies, Inc.:
8.000%, 11-1-26 (A)	275	298
7.500%, 9-15-27 (A)	10	11

		414

Specialty Stores – 2.2%
PetSmart, Inc. and PetSmart Finance Corp.:
4.750%, 2-15-28 (A)	294	301
7.750%, 2-15-29 (A)	100	108
Staples, Inc.:
7.500%, 4-15-26 (A)	244	257
10.750%, 4-15-27 (A)	175	173

		839

Total Consumer Discretionary – 18.5%		7,058
Consumer Staples

Agricultural Products – 0.6%
NBM U.S. Holdings, Inc.,
7.000%, 5-14-26 (A)	200	215

Food Distributors – 0.4%
Performance Food Group, Inc.,
5.500%, 10-15-27 (A)	165	173

6	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Food Retail – 0.8%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC,
4.625%, 1-15-27 (A)	$280	$290

Packaged Foods & Meats – 2.1%
JBS USA, JBS USA Food Co. and JBS USA Finance, Inc. (GTD by JBS S.A.):
6.500%, 4-15-29 (A)	250	282
5.500%, 1-15-30 (A)	100	111
Post Holdings, Inc.:
4.625%, 4-15-30 (A)	150	150
4.500%, 9-15-31 (A)	277	274

		817

Total Consumer Staples – 3.9%		1,495
Energy

Oil & Gas Equipment & Services – 1.1%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7-15-25 (A)	100	101
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC),
11.000%, 12-1-24	350	336

		437

Oil & Gas Exploration & Production – 3.9%
Continental Resources, Inc.,
5.750%, 1-15-31 (A)	160	181
Crownrock L.P.,
5.625%, 10-15-25 (A)	160	163
Endeavor Energy Resources L.P.,
5.750%, 1-30-28 (A)	100	106
EQT Corp.,
7.875%, 2-1-25 (B)	300	345
Matador Resources Co.,
5.875%, 9-15-26	220	214
Occidental Petroleum Corp.,
2.900%, 8-15-24	270	267
Targa Resources Partners L.P.:
4.875%, 2-1-31 (A)	105	107
4.000%, 1-15-32 (A)	100	94

		1,477

Oil & Gas Refining & Marketing – 1.0%
CITGO Petroleum Corp.,
7.000%, 6-15-25 (A)	100	103
Comstock Resources, Inc.,
6.750%, 3-1-29 (A)	150	154
PBF Holding Co. LLC,
9.250%, 5-15-25 (A)	130	132

		389

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Storage & Transportation – 2.3%
Cheniere Energy Partners L.P.,
4.000%,3-1-31 (A)	$202	$205
Cheniere Energy, Inc.,
4.625%, 10-15-28 (A)	100	104
EQM Midstream Partners L.P.,
4.750%, 1-15-31 (A)	180	174
New Fortress Energy, Inc.,
6.750%, 9-15-25 (A)	100	103
NGL Energy Partners L.P. and NGL Energy Finance Corp.,
7.500%, 2-1-26 (A)	280	288

		874

Total Energy—8.3%		3,177
Financials

Consumer Finance – 1.6%
OneMain Finance Corp.:
6.125%, 3-15-24	185	200
7.125%, 3-15-26	220	254
Quicken Loans, Inc.,
5.250%, 1-15-28 (A)	170	178

		632

Financial Exchanges & Data – 0.9%
MSCI, Inc.:
4.000%, 11-15-29 (A)	14	14
3.875%, 2-15-31 (A)	330	337

		351

Insurance Brokers – 0.5%
NFP Corp.,
6.875%, 8-15-28 (A)	175	182

Life & Health Insurance – 0.4%
Alliant Holdings Intermediate LLC and Alliant Holdings Co-Issuer, Inc.,
6.750%, 10-15-27 (A)	140	149

Other Diversified Financial Services – 0.5%
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.,
6.250%, 5-15-26	200	209

Property & Casualty Insurance – 0.7%
Hub International Ltd.,
7.000%, 5-1-26 (A)	250	260

Specialized Finance – 3.0%
Banff Merger Sub, Inc.,
9.750%, 9-1-26 (A)	210	224
Compass Group Diversified Holdings LLC,
5.250%, 4-15-29 (A)	150	157
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
7.125%, 6-15-24 (A)	331	341
Navient Corp.,
6.500%, 6-15-22	250	262

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Specialized Finance (Continued)
Tempo Acquisition LLC and Tempo Acquisition Finance Corp.,
6.750%, 6-1-25 (A)	$150	$153

		1,137

Total Financials – 7.6%		2,920
Health Care

Health Care Equipment – 0.4%
Avantor Funding, Inc.,
4.625%, 7-15-28 (A)	150	157

Health Care Facilities – 6.9%
Community Health Systems, Inc.:
8.000%, 3-15-26 (A)	245	265
5.625%, 3-15-27 (A)	255	267
DaVita, Inc.:
4.625%, 6-1-30 (A)	330	336
3.750%, 2-15-31 (A)	200	191
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.625%, 9-1-28	484	557
3.500%, 9-1-30	250	252
MEDNAX, Inc.,
6.250%, 1-15-27 (A)	100	107
RegionalCare Hospital Partners Holdings, Inc. and Legend Merger Sub, Inc.,
9.750%, 12-1-26 (A)	125	135
Select Medical Corp.,
6.250%, 8-15-26 (A)	129	137
Tenet Healthcare Corp.,
6.125%, 10-1-28 (A)	380	397

		2,644

Health Care Services – 0.3%
Envision Healthcare Corp.,
8.750%, 10-15-26 (A)	95	70
IQVIA, Inc.,
5.000%, 5-15-27 (A)	50	53

		123

Health Care Technology – 1.4%
Change Healthcare Holdings, Inc.,
5.750%, 3-1-25 (A)	270	275
MPH Acquisition Holdings LLC,
5.750%, 11-1-28 (A)	105	102
Verscend Holding Corp.,
9.750%, 8-15-26 (A)	150	161

		538

Pharmaceuticals – 3.6%
Bausch Health Cos., Inc.,
8.500%, 1-31-27 (A)	100	111
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 6-30-28 (A)	150	122
IMS Health, Inc.,
5.000%, 10-15-26 (A)	201	209

2021	SEMIANNUAL REPORT	7

SCHEDULE OF INVESTMENTS	Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Pharmaceuticals (Continued)
Par Pharmaceutical, Inc.,
7.500%, 4-1-27 (A)	$300	$318
Valeant Pharmaceuticals International, Inc.,
7.000%, 3-15-24 (A)	579	592

		1,352

Total Health Care – 12.6%		4,814
Industrials

Aerospace & Defense – 3.5%
Bombardier, Inc.,
7.875%, 4-15-27 (A)	330	324
Spirit AeroSystems, Inc. (GTD by Spirit AeroSystems Holdings, Inc.),
7.500%, 4-15-25 (A)	100	107
TransDigm, Inc. (GTD by TransDigm Group, Inc.),
6.250%, 3-15-26 (A)	850	901

		1,332

Air Freight & Logistics – 0.9%
XPO Logistics, Inc.:
6.750%, 8-15-24 (A)	200	210
6.250%, 5-1-25 (A)	110	118

		328

Airlines – 2.4%
American Airlines, Inc. and AAdvantage Loyalty IPLtd. (GTD by American Airlines Group, Inc.):
5.500%, 4-20-26 (A)	350	364
5.750%, 4-20-29 (A)	307	327
Hawaiian Brand Intellectual Property Ltd. and HawaiianMiles Loyalty Ltd.,
5.750%, 1-20-26 (A)	207	220

		911

Building Products – 0.5%
Beacon Escrow Corp.,
4.875%, 11-1-25 (A)	193	197

Construction Machinery & Heavy Trucks – 0.5%
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11-1-25 (A)	197	205

Diversified Support Services – 1.0%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
4.875%, 1-15-28	350	369

Electrical Components & Equipment – 0.9%
WESCO Distribution, Inc.:
7.125%, 6-15-25 (A)	100	109
7.250%, 6-15-28 (A)	210	235

		344

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Office Services & Supplies – 0.3%
Xerox Corp.,
4.125%, 3-15-23	$130	$136

Security & Alarm Services – 1.6%
Allied Universal Holdco LLC:
6.625%, 7-15-26 (A)	100	106
9.750%, 7-15-27 (A)	150	165
Prime Security Services Borrower LLC and Prime Finance, Inc.,
5.750%, 4-15-26 (A)	300	324

		595

Trading Companies & Distributors – 0.2%
H&E Equipment Services, Inc.,
3.875%, 12-15-28 (A)	100	97

Trucking – 0.5%
Herc Holdings, Inc.,
5.500%, 7-15-27 (A)	170	181

Total Industrials – 12.3%		4,695
Information Technology

Application Software – 1.3%
Black Knight InfoServ LLC,
3.625%, 9-1-28 (A)	100	99
SS&C Technologies Holdings, Inc.,
5.500%, 9-30-27 (A)	280	298
Veritas U.S., Inc. and Veritas Bermuda Ltd.,
7.500%, 9-1-25 (A)	105	109

		506

Data Processing & Outsourced Services – 0.1%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7-15-23 (A)	120	43

Total Information Technology – 1.4%		549
Materials

Aluminum – 1.0%
Novelis Corp. (GTD by Novelis, Inc.):
5.875%, 9-30-26 (A)	70	73
4.750%, 1-30-30 (A)	309	319

		392

Commodity Chemicals – 1.1%
NOVA Chemicals Corp.:
4.875%, 6-1-24 (A)	215	224
5.250%, 6-1-27 (A)	196	206

		430

Diversified Metals & Mining – 1.0%
First Quantum Minerals Ltd.:
7.250%, 4-1-23 (A)	140	142
6.875%, 10-15-27 (A)	230	247

		389

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Metal & Glass Containers – 1.7%
Ball Corp.,
2.875%, 8-15-30	$150	$145
BWAY Holding Co.:
5.500%, 4-15-24 (A)	323	327
7.250%, 4-15-25 (A)	160	160

		632

Paper Packaging – 0.3%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
4.000%, 10-15-27 (A)	100	98

Total Materials – 5.1%		1,941
Real Estate

Hotel & Resort REITs – 0.8%
Hilton Domestic Operating Co., Inc.:
4.000%, 5-1-31 (A)	100	100
3.625%, 2-15-32 (A)	202	196

		296

Specialized REITs – 3.3%
Iron Mountain, Inc.,
4.500%, 2-15-31 (A)	260	257
SBA Communications Corp.,
3.125%, 2-1-29 (A)	345	331
Uniti Group L.P., Uniti Fiber Holdings, Inc., Uniti Group Finance 2019, Inc. and CSL Capital LLC (GTD by Uniti Group, Inc.),
7.875%, 2-15-25 (A)	250	270
Uniti Group L.P., Uniti Group Finance 2019, Inc. and CSL Capital LLC,
6.500%, 2-15-29 (A)	100	99
VICI Properties L.P. and VICI Note Co., Inc.,
4.125%, 8-15-30 (A)	320	323

		1,280

Total Real Estate – 4.1%		1,576
Utilities

Electric Utilities – 2.7%
Calpine Corp.:
4.500%, 2-15-28 (A)	100	101
5.125%, 3-15-28 (A)	200	201
FirstEnergy Corp.,
3.900%, 7-15-27	156	168
FirstEnergy Corp., Series C,
4.850%, 7-15-47	230	258
Vistra Operations Co. LLC:
5.625%, 2-15-27 (A)	205	213
5.000%, 7-31-27 (A)	100	103

		1,044

8	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Independent Power Producers & Energy Traders – 0.7%
NRG Energy, Inc., 6.625%, 1-15-27	$256	$266

Multi-Utilities – 1.5%
MEG Energy Corp., 7.125%, 2-1-27(A)	244	256
Pacific Gas and Electric Co., 5.250%, 7-1-30	300	318

		574

Total Utilities—4.9%		1,884

TOTAL CORPORATE DEBT SECURITIES – 96.1%		$36,742
(Cost: $35,999)

SHORT-TERM SECURITIES	Shares

Money Market Funds(C)—1.7%
State Street Institutional U.S. Government Money Market Fund—Premier Class 0.040%	644	644

TOTAL SHORT-TERM SECURITIES – 1.7%		$644
(Cost: $644)

TOTAL INVESTMENT SECURITIES – 97.8%		$37,386
(Cost: $36,643)

CASH AND OTHER ASSETS, NET OF LIABILITIES(D) – 2.2%		832

NET ASSETS – 100.0%		$38,218

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $28,961 or 75.8% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

(D)	Cash of $247 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at March 31, 2021 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	99	6-30-21	9,900	$(12,963)	$279
U.S. 2-Year Treasury Note	Short	50	6-30-21	10,000	(11,036)	10
U.S. 5-Year Treasury Note	Short	94	6-30-21	9,400	(11,600)	126

					$(35,599)	$415

2021	SEMIANNUAL REPORT	9

SCHEDULE OF INVESTMENTS	Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$36,742	$—
Short-Term Securities	644	—	—
Total	$644	$36,742	$—
Futures Contracts	$415	$—	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

10	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY PROSHARES MSCI ACWI INDEX FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.5%
Information Technology	21.5%
Financials	14.2%
Consumer Discretionary	12.5%
Health Care	11.2%
Industrials	10.1%
Communication Services	9.2%
Consumer Staples	6.7%
Materials	5.3%
Energy	3.2%
Utilities	2.9%
Real Estate	2.7%
Rights	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Country Weightings

North America	61.7%
United States	58.4%
Other North America	3.3%
Pacific Basin	18.4%
Japan	6.6%
China	3.4%
Other Pacific Basin	8.4%
Europe	18.4%
United Kingdom	4.2%
Other Europe	14.2%
South America	0.7%
South Africa	0.3%
Bahamas/Caribbean	0.0%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.5%

Top 10 Equity Holdings

Company	Country	Sector	Industry
Apple, Inc.	United States	Information Technology	Technology Hardware, Storage & Peripherals
Microsoft Corp.	United States	Information Technology	Systems Software
Amazon.com, Inc.	United States	Consumer Discretionary	Internet & Direct Marketing Retail
Facebook, Inc., Class A	United States	Communication Services	Interactive Media & Services
Alphabet, Inc., Class C	United States	Communication Services	Interactive Media & Services
Alphabet, Inc., Class A	United States	Communication Services	Interactive Media & Services
Taiwan Semiconductor Manufacturing Co. Ltd.	Taiwan	Information Technology	Semiconductors
Tesla Motors, Inc.	United States	Consumer Discretionary	Automobile Manufacturers
Tencent Holdings Ltd.	China	Communication Services	Interactive Media & Services
JPMorgan Chase & Co.	United States	Financials	Other Diversified Financial Services

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	11

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares		Value
Australia

Consumer Discretionary – 0.2%
Aristocrat Leisure Ltd.	1		$35
Wesfarmers Ltd.	2		84

			119

Consumer Staples – 0.1%
Coles Group Ltd.	1		15
Woolworths Ltd.	2		52

			67

Energy – 0.0%
Woodside Petroleum Ltd.	2		33

Financials – 0.6%
Australia and New Zealand Banking Group Ltd.	4		85
Australian Stock Exchange Ltd.	—	*	25
Commonwealth Bank of Australia	2		150
Macquarie Group Ltd.	1		59
National Australia Bank Ltd.	5		91
QBE Insurance Group Ltd.	3		19
Suncorp Group Ltd.	3		22
Westpac Banking Corp.	5		88

			539

Health Care – 0.2%
Cochlear Ltd.	—	*	31
CSL Ltd.	1		118
Ramsay Health Care Ltd.	—	*	15
Sonic Healthcare Ltd.	1		27

			191

Industrials – 0.1%
Brambles Ltd.	4		33
Transurban Group	4		43

			76

Information Technology – 0.0%
Afterpay Ltd. (A)	—	*	27
Computershare Ltd.	2		19

			46

Materials – 0.4%
BHP Group Ltd.	4		131
BHP Group plc	3		82
Evolution Mining Ltd.	6		17
Fortescue Metals Group Ltd.	3		48
Newcrest Mining Ltd.	1		24
Northern Star Resources Ltd.	2		14
South32 Ltd.	12		25

			341

Real Estate – 0.2%
Dexus	2		17
Goodman Group	3		43
Mirvac Group	10		19
Scentre Group	12		27
Stockland Corp. Ltd.	9		29

			135

Total Australia – 1.8%			$1,547

COMMON STOCKS (Continued)	Shares		Value
Austria

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG (A)	1		$29

Total Austria – 0.0%			$29
Belgium

Consumer Staples – 0.1%
Anheuser-Busch InBev S.A./N.V.	1		64

Financials – 0.1%
ageas N.V.	—	*	29
Groupe Bruxelles Lambert S.A.	—	*	22
KBC Group N.V.	—	*	35
Sofina S.A.	—	*	21

			107

Health Care – 0.0%
UCB S.A./N.V.	—	*	22

Materials – 0.0%
Solvay S.A.	—	*	23
Umicore S.A.	—	*	21

			44

Total Belgium – 0.2%			$237
Bermuda

Financials – 0.0%
Arch Capital Group Ltd. (A)	1		24

Total Bermuda – 0.0%			$24
Brazil

Consumer Discretionary – 0.1%
Magazine Luiza S.A.	6		23
MercadoLibre, Inc. (A)	—	*	81

			104

Consumer Staples – 0.0%
Ambev S.A.	8		21
Natura &Co. Holding S.A. (A)	2		16

			37

Energy – 0.1%
Petroleo Brasileiro S.A.	15		65

Financials – 0.3%
B3 S.A. – Brasil, Bolsa, Balcao	4		41
Banco Bradesco S.A.	10		47
Banco do Brasil S.A.	2		13
Itau Unibanco Holdings S.A.	9		46
Itausa Investimentos Itau S.A.	10		18

			165

Industrials – 0.0%
Localiza Rent a Car S.A.	1		15
WEG S.A.	2		31

			46

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.1%
Suzano Papel e Cellulose S.A.	2		$19
Vale S.A.	6		100

			119

Total Brazil – 0.6%			$536
Canada

Communication Services – 0.0%
Rogers Communications, Inc., Class B	—	*	21
Thomson Reuters Corp.	—	*	22

			43

Consumer Discretionary – 0.2%
Canadian Tire Corp. Ltd., Class A	—	*	21
Dollarama, Inc.	1		27
lululemon athletica, Inc. (A)	—	*	52
Magna International, Inc.	—	*	41
Restaurant Brands International, Inc.	—	*	27

			168

Consumer Staples – 0.1%
Alimentation Couche-Tard, Inc., Class B	1		41
Metro, Inc.	1		24

			65

Energy – 0.4%
Canadian Natural Resources Ltd.	2		66
Cenovus Energy, Inc.	4		26
Enbridge, Inc.	3		91
Pembina Pipeline Corp.	1		32
Suncor Energy, Inc.	2		48
TransCanada Corp.	1		51

			314

Financials – 1.2%
Bank of Montreal	1		73
Bank of Nova Scotia (The)	1		88
Brookfield Asset Management, Inc., Class A	2		80
Canadian Imperial Bank of Commerce (B)	1		63
Fairfax Financial Holdings Ltd.	—	*	20
Intact Financial Corp.	—	*	36
Manulife Financial Corp.	3		57
National Bank of Canada (B)	1		53
Power Corp. of Canada	1		26
Royal Bank of Canada	2		160
Sun Life Financial, Inc.	1		52
Toronto-Dominion Bank	2		152

			860

Health Care – 0.0%
Canopy Growth Corp. (A)	1		19

Industrials – 0.2%
Canadian National Railway Co.	1		102
Canadian Pacific Railway Ltd.	—	*	65
WSP Global, Inc.	—	*	23

			190

12	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 0.3%
CGI Group, Inc., Class A (A)	—	*	$31
Constellation Software, Inc.	—	*	41
Open Text Corp.	1		24
Shopify, Inc., Class A (A)	—	*	152

			248

Materials – 0.5%
Agnico-Eagle Mines Ltd.	—	*	26
B2Gold Corp.	3		13
Barrick Gold Corp.	2		49
First Quantum Minerals Ltd.	1		25
Franco-Nevada Corp.	—	*	41
Kinross Gold Corp.	2		16
Kirkland Lake Gold Ltd.	1		18
Lundin Mining Corp.	2		25
Nutrien Ltd.	1		48
Teck Cominco Ltd.	2		30
Wheaton Precious Metals Corp.	1		32

			323

Real Estate – 0.0%
RioCan	2		27

Utilities – 0.2%
Algonquin Power & Utilities Corp. (B)	2		31
Emera, Inc.	1		43
Fortis, Inc.	1		49
Hydro One Ltd.	1		27

			150

Total Canada – 3.1%			$2,407
Chile

Consumer Staples – 0.0%
Embotelladora Andina S.A., Class B	6		15

Utilities – 0.0%
Enel Americas S.A.	156		26

Total Chile – 0.0%			$41
China

Communication Services – 0.9%
Autohome, Inc. ADR	—	*	8
Baidu.com, Inc. ADR (A)	—	*	83
Bilibili, Inc. ADR (A)	—	*	26
China Tower Corp. Ltd., H Shares	92		13
JOYY, Inc. ADR (B)	—	*	14
NetEase.com, Inc. ADR	1		61
Tencent Holdings Ltd.	8		592

			797

Consumer Discretionary – 1.5%
Alibaba Group Holding Ltd. ADR (A)	2		562
ANTA Sports Products Ltd.	2		39
BYD Co. Ltd., H Shares	1		31
Geely Automobile Holdings Ltd.	11		29
Great Wall Motor Co. Ltd.	5		13
Huazhu Group Ltd. ADR (A)	—	*	16
JD.com, Inc. ADR (A)	1		99
Li Auto, Inc. ADR (A)	—	*	11

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
Li Ning Co. Ltd.	4		$27
Meituan Dianping, Class B (A)	5		192
New Oriental Education & Technology Group, Inc. ADR (A)	3		36
NIO, Inc. ADR (A)	2		68
Pinduoduo, Inc. ADR (A)	1		75
Shenzhou International Group Holdings Ltd.	2		34
Trip.com Group Ltd. ADR (A)	1		34
Vipshop Holdings Ltd. (A)	1		26
Xpeng, Inc. ADR (A)	—	*	12
YUM! Brands, Inc.	1		42

			1,346

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	6		35
Hengan International Group Co. Ltd.	2		15
Yihai International Holding Ltd.	1		10

			60

Financials – 0.5%
BOC Hong Kong (Holdings) Ltd., H Shares	116		44
China Cinda Asset Management Co. Ltd., H Shares	87		18
China Construction Bank Corp.	116		98
China Life Insurance Co. Ltd.	6		22
China Life Insurance Co. Ltd., H Shares	16		34
China Merchants Bank Co. Ltd., H Shares	8		62
China Minsheng Banking Corp. Ltd., H Shares	28		16
China Pacific Insurance (Group) Co. Ltd., H Shares	8		30
CITIC Securities Co. Ltd., H Shares	12		27
Huatai Securities Co. Ltd., H Shares	12		19
Industrial and Commercial Bank of China Ltd., H Shares	74		53
PICC Property and Casualty Co. Ltd., H Shares	30		26
Ping An Insurance (Group) Co. of China Ltd., H Shares	9		106

			555

Health Care – 0.1%
BeiGene Ltd. ADR (A)	—	*	23
CSPC Pharmaceutical Group Ltd.	23		28
Innovent Biologics, Inc. (A)	2		24
Ping An Healthcare and Technology Co. Ltd. (A)(B)	1		10
Sinopharm Group Co. Ltd., H Shares	7		18
WuXi AppTec Co. Ltd., H Shares	1		20
WuXi Biologics (Cayman), Inc. (A)	5		61
Zai Lab Ltd. ADR (A)	—	*	16

			200

Industrials – 0.0%
China Conch Venture Holdings Ltd.	5		22
ZTO Express (Cayman), Inc. ADR	1		23

			45

COMMON STOCKS (Continued)	Shares		Value

Information Technology – 0.1%
AAC Technologies Holdings, Inc. (B)	2		$12
GDS Holdings Ltd. ADR (A)(B)	—	*	18
Kingdee International Software Group Co. Ltd.	4		13
Sunny Optical Technology (Group) Co. Ltd.	2		38
Xinyi Solar Holdings Ltd.	9		15
ZTE Corp., H Shares	5		13

			109

Materials – 0.0%
Anhui Conch Cement Co. Ltd., H Shares	5		31
Zijin Mining Group Co. Ltd., H Shares (A)	13		17

			48

Real Estate – 0.1%
China Overseas Land & Investment Ltd.	10		26
Country Garden Holdings Co. Ltd.	18		42
KE Holdings, Inc. ADR (A)	—	*	11
Sunac China Holdings Ltd.	5		22

			101

Utilities – 0.1%
ENN Energy Holdings Ltd.	2		28

Total China – 3.4%			$3,289
Denmark

Consumer Staples – 0.1%
Carlsberg Group	—	*	32

Financials – 0.0%
Danske Bank A.S.	1		22

Health Care – 0.3%
Coloplast A/S, Class B	—	*	30
Genmab A.S. (A)	—	*	38
Novo Nordisk A/S, Class B	2		159

			227

Industrials – 0.3%
A.P. Moller – Maersk A/S (B)	—	*	40
DSV Panalpina A/S	—	*	69
Vestas Wind Systems A/S	—	*	63

			172

Materials – 0.0%
Chr. Hansen Holding A/S	—	*	19
Novozymes A/S, Class B	—	*	31

			50

Utilisties – 0.1%
Orsted A/S	—	*	48

Total Denmark – 0.8%			$551

2021	SEMIANNUAL REPORT	13

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Finland

Energy – 0.0%
Neste Oyj	1		$38

Financials – 0.2%
Nordea Bank AB (A)	6		58
Sampo plc, A Shares	1		39

			97

Industrials – 0.1%
Kone Oyj, Class B	—	*	41

Information Technology – 0.1%
Nokia Oyj	10		38

Materials – 0.1%
UPM-Kymmene Corp. (B)	1		34

Utilities – 0.0%
Fortum Oyj	1		25

Total Finland – 0.5%			$273
France

Communication Services – 0.2%
Orange S.A.	3		40
Publicis Groupe S.A.	—	*	27
Ubisoft Entertainment S.A. (A)	—	*	15
Vivendi Universal	2		51

			133

Consumer Discretionary – 0.7%
Accor S.A.	1		25
Compagnie Generale des Etablissements Michelin, Class B	—	*	37
EssilorLuxottica S.A.	—	*	67
Hermes International	—	*	56
LVMH Moet Hennessy – Louis Vuitton	—	*	245
Pinault-Printemps-Redoute S.A.	—	*	75

			505

Consumer Staples – 0.4%
Danone S.A.	1		53
L’Oreal	—	*	130
Pernod Ricard S.A.	—	*	53

			236

Energy – 0.2%
Total S.A. (B)	3		148

Financials – 0.3%
Axa S.A.	3		69
BNP Paribas S.A.	2		93
Credit Agricole Group	2		33
Societe Generale S.A.	1		30

			225

Health Care – 0.2%
Eurofins Scientific SE	—	*	25
Sanofi-Aventis	1		148

			173

COMMON STOCKS (Continued)	Shares		Value

Industrials – 0.6%
Airbus SE	1		$93
Alstom	—	*	18
Bouygues S.A.	1		23
Compagnie de Saint-Gobain	1		42
Eiffage S.A.	—	*	25
Legrand S.A.	1		48
Safran	—	*	64
Schneider Electric S.A.	1		119
Teleperformance SE	—	*	41
Thales	—	*	19
Vinci	1		80

			572

Information Technology – 0.2%
Atos S.A. (A)	—	*	25
Cap Gemini S.A.	—	*	50
Dassault Systemes S.A.	—	*	50
Edenred S.A.	1		27

			152

Materials – 0.1%
Arkema S.A.	—	*	26
L Air Liquide S.A.	1		93

			119

Utilities – 0.1%
ENGIE	3		45
Veolia Environnement S.A.	1		29

			74

Total France – 3.0%			$2,337
Germany

Communication Services – 0.1%
Deutsche Telekom AG, Registered Shares	4		85
Scout24 AG	—	*	18

			103

Consumer Discretionary – 0.4%
adidas AG	—	*	81
Bayerische Motoren Werke AG	—	*	45
Continental AG	—	*	25
Daimler AG	1		94
Delivery Hero SE (A)	—	*	30
HelloFresh SE (A)	—	*	16
Porsche Automobil Holding SE	—	*	38
Zalando SE (A)	—	*	24

			353

Consumer Staples – 0.0%
Beiersdorf Aktiengesellschaft	—	*	21
Henkel AG & Co. KGaA	—	*	17

			38

Financials – 0.4%
Allianz AG, Registered Shares	—	*	120
Deutsche Bank AG	3		34
Deutsche Boerse AG	—	*	48
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	53

			255

COMMON STOCKS (Continued)	Shares		Value

Health Care – 0.3%
Bayer AG	1		$83
Fresenius Medical Care AG & Co. KGaA	—	*	23
Fresenius SE & Co. KGaA	1		30
Merck KGaA	—	*	36
Sartorius AG	—	*	29

			201

Industrials – 0.3%
Brenntag AG	—	*	31
Deutsche Post AG	1		75
MTU Aero Engines Holding AG	—	*	21
Siemens AG	1		172

			299

Information Technology – 0.3%
Infineon Technologies AG	2		69
SAP AG	1		160

			229

Materials – 0.1%
BASF Aktiengesellschaft	1		99
Symrise AG	—	*	33

			132

Real Estate – 0.2%
Deutsche Wohnen AG	1		27
Vonovia SE	1		45

			72

Utilities – 0.1%
E.ON AG	4		44
RWE Aktiengesellschaft	1		38

			82

Total Germany – 2.2%			$1,764
Hong Kong

Communication Services – 0.0%
HKT Trust and HKT Ltd.	12		17

Consumer Discretionary – 0.1%
Galaxy Entertainment Group	4		35

Consumer Staples – 0.0%
China Resources Beer (Holdings) Co. Ltd.	3		24
WH Group Ltd.	27		22

			46

Financials – 0.4%
AIA Group Ltd.	17		201
BOC Hong Kong (Holdings) Ltd.	7		26
China Taiping Insurance Holdings Co. Ltd.	14		28
Hang Seng Bank Ltd.	2		30
Hong Kong Exchanges and Clearing Ltd.	2		102

			387

14	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value

Health Care – 0.0%
Alibaba Health Information Technology Ltd. (A)	7		$20
Microport Scientific Corp. (A)	2		10
Sino Biopharmaceutical Ltd.	26		26

			56

Industrials – 0.2%
Cheung Kong (Holdings) Ltd.	12		82
CITIC Pacific Ltd.	17		16
Jardine Matheson Holdings Ltd.	—	*	23
MTR Corp. Ltd.	4		20
Techtronic Industries Co. Ltd.	2		42
Xinyi Glass Holdings Ltd.	6		20

			203

Information Technology – 0.0%
China Youzan Ltd. (A)	25		8
Lenovo Group Ltd.	22		31

			39

Materials – 0.0%
China National Building Material Co. Ltd., H Shares	13		19

Real Estate – 0.3%
China Resources Land Ltd.	7		32
Hang Lung Properties Ltd.	7		17
Henderson Land Development Co. Ltd.	4		18
Hongkong Land Holdings Ltd.	3		17
Link (The)	4		41
Longfor Group Holdings Ltd.	4		25
New World Development Co. Ltd.	4		22
Sino Land Co. Ltd.	11		16
Sun Hung Kai Properties Ltd.	3		42
Swire Pacific Ltd., Class A	3		20
Wharf (Holdings) Ltd. (The)	4		23

			273

Utilities – 0.2%
Beijing Enterprises Holdings Ltd.	7		25
China Gas Holdings Ltd.	5		23
CLP Holdings Ltd.	3		31
Hong Kong & China Gas Co. Ltd.	22		36
Power Assets Holdings Ltd.	4		24

			139

Total Hong Kong – 1.2%			$1,214
India

COMMON STOCKS (Continued)	Shares		Value

Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR (A)	2		$41

Energy – 0.2%
Reliance Industries Ltd. GDR (C)	3		140

Financials – 0.1%
ICICI Bank Ltd. ADR	7		112

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	1		57

Industrials – 0.2%
Larsen & Toubro Ltd. GDR (B)	6		108

Information Technology – 0.3%
Infosys Technologies Ltd. ADR	8		144
Wipro Ltd. ADR	12		75

			219

Materials – 0.1%
Vedanta Ltd. ADR (B)	5		61

Total India – 1.1%			$738
Indonesia

Communication Services – 0.0%
PT Telekom Indonesia Tbk	117		28

Consumer Discretionary – 0.0%
PT Astra International Tbk	43		16

Consumer Staples – 0.0%
PT Indofood CBP Sukses Makmur Tbk	15		9

Financials – 0.1%
Bank Central Asia Tbk PT	16		34
PT Bank Mandiri (Persero) Tbk	46		19
PT Bank Negara Indonesia (Persero) Tbk	37		15
PT Bank Rakyat Indonesia	107		33

			101

Total Indonesia – 0.1%			$154

Ireland

Consumer Discretionary – 0.1%
Flutter Entertainment plc	—	*	53

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	38

Health Care – 0.3%
Medtronic plc	2		197

Industrials – 0.1%
DCC plc	—	*	18
Kingspan Group plc	—	*	25
Trane Technologies plc	—	*	54

			97

COMMON STOCKS (Continued)	Shares		Value

Information Technology – 0.3%
Accenture plc, Class A	1		$221

Materials – 0.0%
James Hardie Industries plc, Class C	1		29

Total Ireland – 0.9%			$635
Isle of Man

Consumer Discretionary – 0.0%
Entain plc	1		21

Total Isle of Man – 0.0%			$21
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR (A)	2		24

Information Technology – 0.0%
NICE Systems Ltd. ADR (A)	—	*	31
SolarEdge Technologies, Inc. (A)	—	*	17
Wix.com Ltd. (A)	—	*	23

			71

Total Israel – 0.0%			$95
Italy

Consumer Discretionary – 0.1%
Ferrari N.V.	—	*	36
Moncler S.p.A.	—	*	27
Stellantis N.V. (A)	1		26

			89

Energy – 0.1%
Eni S.p.A.	4		45

Financials – 0.1%
Assicurazioni Generali S.p.A.	2		33
Banca Intesa S.p.A.	18		48
FinecoBank S.p.A.	1		23
Mediobanca S.p.A.(A)	2		17
UniCredit S.p.A.	3		28

			149

2021	SEMIANNUAL REPORT	15

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials – 0.0%
Prysmian S.p.A.	1		$18

Utilities – 0.1%
ENEL S.p.A.	11		105
Snam S.p.A.	4		23
Terna Rete Elettrica Nazionale S.p.A.	3		22

			150

Total Italy – 0.4%			$451
Japan

Communication Services – 0.6%
KDDI Corp.	2		72
Nexon Co. Ltd.	1		32
Nintendo Co. Ltd.	—	*	89
Nippon Telegraph and Telephone Corp.	1		31
SoftBank Corp.	4		46
SoftBank Group Corp.	2		176
Z Holdings Corp.	5		24

			470

Consumer Discretionary – 0.9%
Bandai Namco Holdings, Inc.	—	*	26
Bridgestone Corp.	1		22
Denso Corp.	1		47
Fast Retailing Co. Ltd.	—	*	66
Honda Motor Co. Ltd.	2		62
Iida Group Holdings Co. Ltd.	1		14
Nissan Motor Co. Ltd.	4		24
Nitori Co. Ltd.	—	*	28
Oriental Land Co. Ltd.	—	*	47
Pan Pacific International Holdings Corp.	1		22
Panasonic Corp.	4		48
Sekisui House Ltd.	1		30
Shimano, Inc.	—	*	30
Sony Corp.	2		170
Subaru Corp.	1		20
Suzuki Motor Corp.	1		28
Toyota Industries Corp.	—	*	31
Toyota Motor Corp.	2		187

			902

Consumer Staples – 0.3%
Aeon Co. Ltd.	1		27
Ajinomoto Co., Inc.	1		23
Asahi Breweries Ltd.	1		29
Japan Tobacco, Inc.	1		16
Kao Corp.	1		45
Kikkoman Corp. (B)	—	*	23
Kirin Brewery Co. Ltd.	1		26
Seven & i Holdings Co. Ltd.	1		47
Shiseido Co. Ltd.	1		48
Unicharm Corp.	1		33
Yakult Honsha Co. Ltd.	—	*	12

			329

Financials – 0.8%
Dai-ichi Mutual Life Insurance Co. (The) (B)	2		38

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Japan Exchange Group, Inc.	1		$21
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	15		82
Mizuho Financial Group, Inc.	3		42
MS&AD Insurance Group Holdings, Inc.	1		25
Nomura Holdings, Inc.	5		28
ORIX Corp.	4		63
Resona Holdings, Inc.	4		16
Sompo Holdings, Inc.	1		35
Sumitomo Mitsui Financial Group, Inc. (B)	2		66
Sumitomo Mitsui Trust Holdings, Inc. (B)	1		24
T&D Holdings, Inc.	3		39
Tokio Marine Holdings, Inc. (B)	1		50

			529

Health Care – 1.1%
Asahi Intecc Co. Ltd.	1		18
Astellas Pharma, Inc.	3		48
Chugai Pharmaceutical Co. Ltd.	1		41
Daiichi Sankyo Co. Ltd.	2		68
Eisai Co. Ltd.	—	*	31
Hoya Corp.	1		68
M3, Inc.	1		48
Olympus Corp.	2		41
Ono Pharmaceutical Co. Ltd.	1		31
Otsuka Holdings Co. Ltd.	1		31
Santen Pharmaceutical Co. Ltd.	2		21
Shionogi & Co. Ltd. (B)	1		32
Sysmex Corp.	—	*	33
Takeda Pharmaceutical Co. Ltd.	2		79
Terumo Corp.	1		42

			632

Industrials – 1.3%
Central Japan Railway Co.	—	*	32
Daifuku Co. Ltd.	—	*	23
Daikin Industries Ltd.	—	*	68
East Japan Railway Co.	—	*	32
FANUC Ltd.	—	*	70
Hankyu Hanshin Holdings, Inc.	1		24
ITOCHU Corp.	2		67
Keihan Holdings Co. Ltd.	—	*	20
Keikyu Corp.	1		17
Komatsu Ltd.	2		52
Kubota Corp.	2		40
Makita Corp.	1		25
Marubeni Corp. (B)	3		29
Minebea Mitsumi, Inc.	1		26
MISUMI Group, Inc.	1		22
Mitsubishi Corp.	2		55
Mitsubishi Electric Corp.	3		40
Mitsubishi Heavy Industries Ltd.	1		27
Mitsui & Co. Ltd. (B)	3		57
Monotaro Co. Ltd.	—	*	11
Nagoya Railroad Co. Ltd.	1		18
Nidec Corp.	1		80
Nihon M&A Center, Inc.	1		24
Odakyu Electric Railway Co. Ltd.	1		26
Recruit Holdings Co. Ltd.	2		90

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Secom Co. Ltd.	—	*	$26
SG Holdings Co. Ltd.	1		15
SMC Corp.	—	*	53
Sumitomo Corp. (B)	2		33
Tokyu Corp.	1		19
Toshiba Corp.	1		29
Toyota Tsusho Corp.	1		21
YASKAWA Electric Corp.	1		35

			1,206

Information Technology – 1.0%
Advantest Corp.	—	*	33
Canon, Inc.	2		36
FUJIFILM Holdings Corp.	1		35
Fujitsu Ltd.	—	*	43
Hamamatsu Photonics K.K.	—	*	29
Hitachi Ltd.	1		63
Keyence Corp.	—	*	116
Kyocera Corp.	1		34
Lasertec Corp.	—	*	14
Murata Manufacturing Co. Ltd.	1		71
Nomura Research Institute Ltd.	1		22
OBIC Co. Ltd.	—	*	33
OMRON Corp.	—	*	30
ROHM Co. Ltd.	—	*	33
Shimadzu Corp.	1		25
TDK Corp.	—	*	40
Tokyo Electron Ltd.	—	*	93
Trend Micro, Inc.	—	*	18

			768

Materials – 0.3%
Asahi Kasei Corp.	3		37
Mitsubishi Chemical Holdings Corp.	3		26
Mitsui Chemicals, Inc.	1		33
Nippon Paint Holdings Co. Ltd.	1		21
Nippon Steel Corp.	2		28
Nissan Chemical Corp.	—	*	16
Nitto Denko Corp.	—	*	37
Shin-Etsu Chemical Co. Ltd.	1		89
Sumitomo Chemical Co. Ltd.	6		33

			320

Real Estate – 0.3%
Daito Trust Construction Co. Ltd. (B)	—	*	22
Daiwa House Industry Co. Ltd.	1		33
Mitsubishi Estate Co. Ltd.	2		36
Mitsui Fudosan Co. Ltd.	2		36
Nippon Building Fund, Inc.	—	*	29
Sumitomo Realty & Development Co. Ltd.	1		24
Tokyu Fudosan Holdings Corp.	4		21

			201

Utilities – 0.0%
Chugoku Electric Power Co., Inc. (The) (B)	2		29
Kyushu Electric Power Co., Inc.	3		26
Tohoku Electric Power Co., Inc.	3		29
Tokyo Gas Co. Ltd.	1		18

			102

Total Japan – 6.6%			$5,459

16	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Jersey

Health Care – 0.0%
NovoCure Ltd. (A)	—	*	$12

Total Jersey – 0.0%			$12
Macau

Consumer Discretionary – 0.0%
Sands China Ltd.	6		29

Total Macau – 0.0%			$29
Malaysia

Financials – 0.1%
CIMB Group Holdings Berhad	26		27
Public Bank Berhad	42		42

			69

Health Care – 0.0%
Top Glove Corp. Berhad	9		10

Materials – 0.0%
Press Metal Aluminum Holdings Berhad (A)	10		25

Utilities – 0.0%
Tenaga Nasional Berhad	8		21

Total Malaysia – 0.1%			$125
Mexico

Communication Services – 0.1%
America Movil S.A.B. de C.V., Series L	69		47

Consumer Staples – 0.0%
Fomento Economico Mexicano S.A.B. de C.V.	4		27
Wal-Mart de Mexico S.A.B. de C.V.	8		25

			52

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.	5		26

Materials – 0.1%
CEMEX S.A.B. de C.V.	40		28
Grupo Mexico S.A.B. de C.V.	8		43

			71

Total Mexico – 0.2%			$196
Netherlands

Communication Services – 0.0%
Koninklijke KPN N.V.	8		26

Consumer Discretionary – 0.1%
Just Eat Takeaway.com N.V.(A)	—	*	22
Prosus N.V.	1		78

			100

COMMON STOCKS (Continued)	Shares		Value
Consumer Staples – 0.2%
Heineken Holding N.V.	—	*	$21
Heineken N.V.	—	*	43
Koninklijke Ahold Delhaize N.V.	2		46

			110

Energy – 0.2%
Royal Dutch Shell plc, Class A	5		107
Royal Dutch Shell plc, Class B	5		92

			199

Financials – 0.1%
Aegon N.V.	3		15
ING Groep N.V., Certicaaten Van Aandelen	6		68
NN Group N.V.	—	*	20

			103

Health Care – 0.1%
Koninklijke Philips Electronics N.V., Ordinary Shares	1		65
Qiagen N.V. (A)	—	*	16

			81

Industrials – 0.0%
Wolters Kluwer N.V.	—	*	34

Information Technology – 0.6%
Adyen N.V. (A)	—	*	63
ASML Holding N.V., Ordinary Shares	1		332
NXP Semiconductors N.V.	—	*	82

			477

Materials – 0.2%
Akzo Nobel N.V.	—	*	46
Koninklijke DSM N.V.	—	*	48

			94

Total Netherlands – 1.5%			$1,224
New Zealand

Communication Services – 0.0%
Spark New Zealand Ltd. ADR	1		21

Total New Zealand – 0.0%			$21
Norway

Communication Services – 0.0%
Telenor ASA	1		26

Consumer Staples – 0.0%
Mowi ASA	1		20
Orkla ASA	2		19

			39

Energy – 0.0%
Equinor ASA	1		29

Financials – 0.1%
DNB ASA (A)	2		34

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.0%
Yara International ASA	—	*	$24

Total Norway – 0.1%			$152
Peru

Financials – 0.0%
Credicorp Ltd.	—	*	15

Materials – 0.0%
Compania de Minas Buenaventura S.A. ADR (A)	1		12

Total Peru – 0.0%			$27
Philippines

Industrials – 0.0%
Ayala Corp.	1		13

Real Estate – 0.0%
Ayala Land, Inc.	22		15

Total Philippines – 0.0%			$28
Poland

Communication Services – 0.0%
Cyfrowy Polsat S.A.	4		28

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		13

Financials – 0.0%
Bank Pekao S.A.	1		24
PKO Bank Polski S.A.	4		30

			54

Materials – 0.1%
KGHM Polska Miedz S.A.	1		30

Total Poland – 0.1%			$125
Portugal

Utilities – 0.0%
EDP – Energias de Portugal S.A.	5		28

Total Portugal – 0.0%			$28
Romania

Real Estate – 0.0%
NEPI Rockcastle plc	2		15

Total Romania – 0.0%			$15
Russia

Communication Services – 0.0%
Mobile TeleSystems OJSC ADR	2		19

Consumer Staples – 0.0%
Magnit PJSC GDR	1		20

2021	SEMIANNUAL REPORT	17

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy – 0.2%
OAO Novatek GDR	—	*	$33
Open Joint Stock Co. Gazprom ADR	10		61
PJSC LUKOIL ADR	1		61
Surgutneftegas PJSC ADR	4		19
Tatneft PJSC	1		27

			201

Financials – 0.1%
Sberbank of Russia PJSC ADR	4		63

Materials – 0.0%
MMC Norilsk Nickel PJSC ADR	1		41

Total Russia – 0.3%			$344
Singapore

Communication Services – 0.1%
Singapore Telecommunications Ltd.	17		32

Consumer Staples – 0.0%
Wilmar International Ltd.	7		29

Financials – 0.3%
DBS Group Holdings Ltd.	3		60
Oversea-Chinese Banking Corp. Ltd.	5		41
Singapore Exchange Ltd.	3		23
United Overseas Bank Ltd.	2		41

			165

Industrials – 0.0%
Keppel Corp. Ltd.	6		22
Singapore Airlines Ltd.	8		32
Singapore Technologies Engineering Ltd.	8		24

			78

Real Estate – 0.0%
CapitaLand Ltd.	10		27
City Developments Ltd.	3		19
UOL Group Ltd.	4		24

			70

Total Singapore – 0.4%			$374
South Africa

Communication Services – 0.2%
MTN Group Ltd.	3		15
Naspers Ltd., Class N	1		147

			162

Financials – 0.0%
Absa Group Ltd.	2		14
FirstRand Ltd. (B)	7		23
Old Mutual plc	15		13
Standard Bank Group Ltd.	2		17

			67

COMMON STOCKS (Continued)	Shares		Value
Materials – 0.1%
AngloGold Ashanti Ltd.	1		$19
Gold Fields Ltd. (B)	2		16
Impala Platinum Holdings Ltd. (B)	2		30
Sibanye-Stillwater Ltd. (B)	6		26

			91

Total South Africa – 0.3%			$320
South Korea

Communication Services – 0.2%
Daum Communications Corp.	—	*	46
Naver Corp.	—	*	65
NCsoft Corp.	—	*	27

			138

Consumer Discretionary – 0.2%
Hyundai Mobis	—	*	35
Hyundai Motor Co.	—	*	57
Kia Motors Corp.	1		37
LG Electronics, Inc.	—	*	31

			160

Consumer Staples – 0.0%
Korea Tobacco & Ginseng Corp.	—	*	24
LG Household & Health Care Ltd.	—	*	32

			56

Energy – 0.0%
SK Innovation Co. Ltd.	—	*	15

Financials – 0.1%
Hana Financial Group, Inc.	1		28
KB Financial Group, Inc.	1		37
Samsung Life Insurance Co. Ltd.	—	*	18
Shinhan Financial Group Co. Ltd.	1		32

			115

Health Care – 0.1%
Celltrion, Inc. (A)	—	*	52
Samsung BioLogics Co. Ltd. (A)	—	*	23

			75

Information Technology – 0.8%
LG Display Co. Ltd.	1		21
Samsung Electro-Mechanics Co. Ltd.	—	*	32
Samsung Electronics Co. Ltd.	6		447
Samsung SDI Co. Ltd.	—	*	54
SK hynix, Inc.	1		95

			649

Materials – 0.2%
LG Chem Ltd.	—	*	55
POSCO	—	*	52

			107

Utilities – 0.0%
Korea Electric Power Corp.	1		18

Total South Korea – 1.6%			$1,333

COMMON STOCKS (Continued)	Shares		Value
Spain

Communication Services – 0.1%
Cellnex Telecom SAU	—	*	$28
Telefonica S.A.	7		32

			60

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	2		58

Energy – 0.0%
Repsol YPF S.A.	2		24

Financials – 0.2%
Banco Bilbao Vizcaya Argentaria S.A.	10		54
Banco Santander S.A.	22		76
CaixaBank S.A.	6		20

			150

Industrials – 0.2%
Aena S.A.	—	*	23
Ferrovial S.A.	1		27

			50

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		49

Utilities – 0.1%
Iberdrola S.A.	7		92

Total Spain – 0.8%			$483
Sweden

Consumer Discretionary – 0.0%
Evolution Gaming Group AB	—	*	22
H & M Hennes & Mauritz AB	1		32

			54

Consumer Staples – 0.0%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (B)	1		33
Swedish Match AB (B)	—	*	21

			54

Financials – 0.1%
Investor AB, B Shares	1		67
Kinnevik AB, Class B	1		28
Skandinaviska Enskilda Banken AB, Series A (B)	2		27
Svenska Handelsbanken AB, Class A (B)	3		29
Swedbank AB (B)	1		19

			170

Industrials – 0.4%
AB Volvo, Class B (B)	2		53
Alfa Laval AB	1		19
Assa Abloy AB, Class B	2		51
Atlas Copco AB, Class A	2		96
Epiroc AB, Class A	2		45
NIBE Industrier AB	1		18
Sandvik AB	2		49

			331

18	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Information Technology – 0.2%
Hexagon AB, Class B	—	*	$43
Telefonaktiebolaget LM Ericsson, B Shares	4		57

			100

Materials – 0.0%
Boliden AB	1		22

Total Sweden – 0.7%			$731
Switzerland

Communication Services – 0.0%
Swisscom AG, Registered Shares (B)	—	*	28

Consumer Discretionary – 0.1%
Compagnie Financiere Richemont S.A.	1		72

Consumer Staples – 0.5%
Chocoladefabriken Lindt & Sprungli AG	—	*	26
Nestle S.A., Registered Shares	4		425

			451

Financials – 0.5%
Chubb Ltd.	1		87
Credit Suisse Group AG, Registered Shares	4		39
Julius Baer Group Ltd.	—	*	29
Partners Group Holding AG	—	*	56
Swiss Life Holding Zurich	—	*	35
Swiss Re Ltd.	—	*	42
UBS Group AG	5		79
Zurich Financial Services, Registered Shares	—	*	92

			459

Health Care – 0.9%
Alcon, Inc.	1		45
Lonza Group Ltd., Registered Shares	—	*	49
Novartis AG, Registered Shares	3		237
Roche Holdings AG, Genusscheine	1		290
Sonova Holding AG	—	*	25
Straumann Holding AG	—	*	25
Vifor Pharma AG	—	*	21

			692

Industrials – 0.3%
ABB Ltd.	3		80
Ferguson plc	—	*	45
Geberit AG, Registered	—	*	61
Kuehne & Nagel International AG	—	*	26
Schindler Holding AG	—	*	26
SGS S.A.	—	*	28

			266

Information Technology – 0.1%
Logitech International S.A., Registered Shares	—	*	28
STMicroelectronics N.V.	1		40
TEMENOS Group AG	—	*	20

			88

Materials – 0.4%
Givaudan S.A., Registered Shares	—	*	46

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
Glencore International plc	16		$64
LafargeHolcim Ltd.	1		47
Sika AG	—	*	51

			208

Total Switzerland – 2.8%			$2,264
Taiwan

Consumer Discretionary – 0.0%
Hotai Motor Co. Ltd.	1		16

Consumer Staples – 0.1%
President Chain Store Corp.	2		20
Uni-President Enterprises Corp.	12		32

			52

Financials – 0.3%
Chailease Holding Co. Ltd.	6		42
Chinatrust Financial Holding Co. Ltd.	44		34
E.Sun Financial Holding Co. Ltd.	36		33
First Commercial Bank Co. Ltd.	32		25
Fubon Financial Holding Co. Ltd.	15		30
Mega Financial Holding Co.	16		18
Yuanta Financial Holdings Co. Ltd.	50		39

			221

Industrials – 0.0%
Taiwan High Speed Rail Corp. (A)	7		8

Information Technology – 1.3%
Advanced Semiconductor Engineering, Inc.	10		37
Asustek Computer, Inc.	3		38
Delta Electronics, Inc.	6		56
Foxconn Technology Co. Ltd.	13		33
Hon Hai Precision Industry Co. Ltd.	21		90
Largan Precision Co. Ltd.	—	*	28
MediaTek, Inc.	2		81
Quanta Computer, Inc.	7		24
Realtek Semiconductor Corp.	2		27
Silergy Corp. (A)	—	*	13
Taiwan Semiconductor Manufacturing Co. Ltd.	32		668
United Microelectronics Corp.	22		39
Yageo Corp.	1		27

			1,161

Materials – 0.1%
China Steel Corp.	34		31
Formosa Chemicals & Fiber Corp.	12		36
Formosa Plastics Corp.	10		37
Nan Ya Plastics Corp.	15		40
Taiwan Cement Corp.	15		25

			169

Total Taiwan – 1.8%			$1,627
Thailand

Consumer Staples – 0.0%
CP ALL plc	14		30

Energy – 0.0%
PTT Public Co. Ltd.	19		25

COMMON STOCKS (Continued)	Shares		Value
Financials – 0.0%
Bangkok Bank Public Co. Ltd.	16		$11
Kasikornbank Public Co. Ltd.	6		27

			38

Industrials – 0.0%
Airports of Thailand Public Co. Ltd.	9		20
BTS Group Holdings Public Co. Ltd.	55		17

			37

Materials – 0.0%
PTT Global Chemical Public Co. Ltd.	10		20
Siam Cement Public Co. Ltd. (The)	2		22

			42

Total Thailand – 0.0%			$172
Turkey

Communication Services – 0.0%
Turkcell Iletisim Hizmetleri A.S.	3		14

Financials – 0.0%
Akbank T.A.S. ADR	8		9

Total Turkey – 0.0%			$23
United Kingdom

Communication Services – 0.3%
BT Group plc	17		37
Informa plc	3		24
Vodafone Group plc	39		72
WPP Group plc	2		30

			163

Consumer Discretionary – 0.3%
Aptiv plc (A)	—	*	53
Barratt Developments plc	3		28
Compass Group plc	3		61
InterContinental Hotels Group plc	—	*	31
NEXT plc	—	*	27
Ocado Group plc (A)	1		23
Persimmon plc	1		32

			255

Consumer Staples – 0.7%
Associated British Foods plc	1		20
British American Tobacco plc	3		122
Coca-Cola European Partners plc	—	*	20
Coca-Cola HBC AG	1		20
Diageo plc	3		125
Imperial Tobacco Group plc	1		29
Reckitt Benckiser Group plc	1		85
tesco plc	10		33
Unilever plc	4		197

			651

2021	SEMIANNUAL REPORT	19

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy – 0.1%
BP plc	26		$106

Financials – 1.1%
3i Group plc	2		32
Aon plc	—	*	68
Aviva plc	8		43
Barclays plc	28		73
HSBC Holdings plc	27		156
Legal & General Group plc	11		44
Lloyds Banking Group plc	114		67
London Stock Exchange Group plc, New Ordinary Shares	—	*	41
Prudential plc	4		78
Standard Chartered plc	5		34
Willis Towers Watson plc	—	*	43

			679

Health Care – 0.4%
AstraZeneca plc	2		172
GlaxoSmithKline plc	7		120
Smith & Nephew plc	1		27

			319

Industrials – 0.5%
Ashtead Group plc	1		49
BAE Systems plc	5		36
Bunzl plc	1		22
Experian plc	1		44
IHS Markit Ltd.	1		57
Intertek Group plc	—	*	30
RELX plc	3		66
Rentokil Initial plc	4		29
Smiths Group plc	1		25
Spirax-Sarco Engineering plc	—	*	32

			390

Information Technology – 0.0%
Halma plc	1		34
Sage Group plc	2		20

			54

Materials – 0.6%
Amcor plc	3		35
Anglo American plc	2		77
Antofagasta plc (A)	1		14
Croda International plc	—	*	24
Evraz plc	2		19
Linde plc	1		203
Rio Tinto Ltd.	1		54
Rio Tinto plc	1		113

			539

Utilities – 0.2%
National Grid plc	5		55
SSE plc	2		38
United Utilities Group plc	1		17

			110

Total United Kingdom—4.2%			$3,266

COMMON STOCKS (Continued)	Shares		Value
United States

Communication Services – 6.4%
Activision Blizzard, Inc.	1		$91
Alphabet, Inc., Class A (A)	—	*	798
Alphabet, Inc., Class C (A)	—	*	817
AT&T, Inc.	9		281
Charter Communications, Inc., Class A (A)	—	*	119
Comcast Corp., Class A	6		316
Discovery, Inc. (A)	1		26
Electronic Arts, Inc.	—	*	51
Facebook, Inc., Class A (A)	3		932
Fox Corp., Class A	1		30
IAC/InterActiveCorp (A)	—	*	25
Liberty Broadband Corp. (A)	—	*	34
Liberty Global, Inc., Series C (A)	1		22
Lumen Technologies, Inc.	1		20
Match Group, Inc. (A)	—	*	39
Netflix, Inc. (A)	1		297
Omnicom Group, Inc.	—	*	25
Pinterest, Inc., Class A (A)	1		51
Roku, Inc. (A)	—	*	50
Sirius XM Holdings, Inc. (B)	3		16
Snap, Inc., Class A (A)	1		65
Take-Two Interactive Software, Inc. (A)	—	*	30
T-Mobile U.S., Inc. (A)	1		84
Twitter, Inc. (A)	1		69
Verizon Communications, Inc.	5		305
ViacomCBS, Inc., Class B	1		34
Walt Disney Co. (The)	2		429
Zillow, Inc. (A)(B)	—	*	37

			5,093

Consumer Discretionary – 7.2%
Advance Auto Parts, Inc.	—	*	19
Amazon.com, Inc. (A)	1		1,720
AutoZone, Inc. (A)	—	*	48
Best Buy Co., Inc.	—	*	43
Booking Holdings, Inc. (A)	—	*	124
Burlington Stores, Inc. (A)	—	*	34
CarMax, Inc. (A)	—	*	36
Carvana Co. (A)	—	*	21
Chewy, Inc., Class A (A)(B)	—	*	11
Chipotle Mexican Grill, Inc., Class A (A)	—	*	60
D.R. Horton, Inc.	—	*	41
Darden Restaurants, Inc.	—	*	33
Dollar General Corp.	—	*	68
Dollar Tree, Inc. (A)	—	*	42
Domino’s Pizza, Inc.	—	*	22
eBay, Inc.	1		58
Etsy, Inc. (A)	—	*	33
Expedia, Inc.	—	*	40
Ford Motor Co. (A)	5		64
Garmin Ltd.	—	*	37
General Motors Co.	2		94
Genuine Parts Co.	—	*	29
Hasbro, Inc.	—	*	21
Hilton Worldwide Holdings, Inc. (A)	—	*	45
Home Depot, Inc. (The)	1		424
Las Vegas Sands, Inc.	—	*	25
Lennar Corp.	—	*	36
LKQ Corp. (A)	1		26
Lowe’s Co., Inc.	1		189
Marriott International, Inc., Class A	—	*	45
McDonalds Corp.	1		220
MGM Resorts International	—	*	19
NIKE, Inc., Class B	2		212
NVR, Inc. (A)	—	*	28

COMMON STOCKS (Continued)	Shares		Value
Consumer Discretionary (Continued)
O’Reilly Automotive, Inc. (A)	—	*	$52
Peloton Interactive, Inc., Class A (A)	—	*	32
Pulte Homes, Inc.	—	*	20
Ross Stores, Inc.	1		62
Royal Caribbean Cruises Ltd.	—	*	18
Starbucks Corp.	2		169
TAL Education Group ADR (A)	1		34
Target Corp.	1		136
Tesla Motors, Inc. (A)	1		653
TJX Cos., Inc. (The)	2		104
Tractor Supply Co.	—	*	35
Uber Technologies, Inc. (A)	1		72
Ulta Beauty, Inc. (A)	—	*	28
V.F. Corp.	1		44
Vail Resorts, Inc.	—	*	15
Wayfair, Inc., Class A (A)	—	*	30
Whirlpool Corp.	—	*	27
Wynn Resorts Ltd.	—	*	18
YUM! Brands, Inc.	—	*	47

			5,563

Consumer Staples – 3.8%
Altria Group, Inc.	2		127
Archer Daniels Midland Co.	1		42
Brown-Forman Corp., Class B	1		35
Bunge Ltd.	—	*	16
Campbell Soup Co.	—	*	18
Church & Dwight Co., Inc.	—	*	37
Clorox Co. (The)	—	*	40
Coca-Cola Co. (The)	5		274
Colgate-Palmolive Co.	1		85
ConAgra Foods, Inc.	1		31
Constellation Brands, Inc.	—	*	60
Costco Wholesale Corp.	1		201
Estee Lauder Co., Inc. (The), Class A	—	*	89
General Mills, Inc.	1		51
Hershey Foods Corp.	—	*	36
Hormel Foods Corp.	1		24
J.M. Smucker Co. (The)	—	*	26
Kellogg Co.	—	*	29
Keurig Dr Pepper, Inc.	1		19
Kimberly-Clark Corp.	—	*	64
Kraft Foods Group, Inc.	1		46
Kroger Co. (The)	1		38
Lamb Weston Holdings, Inc.	—	*	21
McCormick & Co., Inc.	—	*	18
Mondelez International, Inc., Class A	2		109
Monster Beverage Corp. (A)	1		52
PepsiCo, Inc.	2		249
Philip Morris International, Inc.	2		179
Procter & Gamble Co. (The)	3		439
Sysco Corp.	1		58
Tyson Foods, Inc.	—	*	36
Walgreen Co.	1		55
Wal-Mart Stores, Inc.	2		243

			2,847

Energy – 1.7%
Baker Hughes, Inc.	1		16
Cheniere Energy, Inc. (A)	—	*	18
Chevron Corp.	2		258
ConocoPhillips	2		87
EOG Resources, Inc.	1		48
Exxon Mobil Corp.	5		299
Halliburton Co.	1		27
Hess Corp.	—	*	31
Kinder Morgan, Inc.	3		52
Marathon Petroleum Corp.	1		54

20	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Energy (Continued)
Occidental Petroleum Corp.	1		$33
ONEOK, Inc.	1		27
Phillips 66	1		58
Pioneer Natural Resources Co.	—	*	40
Schlumberger Ltd.	2		43
Valero Energy Corp.	1		48
Williams Co., Inc. (The)	2		42

			1,181

Financials – 6.1%
Aflac, Inc.	1		44
Allstate Corp. (The)	—	*	52
Ally Financial, Inc.	1		30
American Express Co.	1		123
American International Group, Inc.	1		49
Ameriprise Financial, Inc.	—	*	56
Annaly Capital Management, Inc.	3		23
Arthur J. Gallagher & Co.	—	*	35
Bank of America Corp.	10		375
Bank of New York Mellon Corp. (The)	1		56
Berkshire Hathaway, Inc., Class B (A)	2		439
BlackRock, Inc., Class A	—	*	156
Blackstone Group, Inc. (The), Class A	1		68
Capital One Financial Corp.	1		82
Charles Schwab Corp. (The)	2		145
Cincinnati Financial Corp.	—	*	28
Citigroup, Inc.	3		186
Citizens Financial Group, Inc.	1		35
CME Group, Inc.	—	*	100
Discover Financial Services	—	*	44
FactSet Research Systems, Inc.	—	*	21
Fifth Third Bancorp	1		39
First Republic Bank	—	*	43
FNF Group	—	*	20
Globe Life, Inc.	—	*	16
Goldman Sachs Group, Inc. (The)	—	*	144
Hartford Financial Services Group, Inc. (The)	1		36
Huntington Bancshares, Inc.	2		33
Intercontinental Exchange, Inc.	1		83
JPMorgan Chase & Co.	4		587
KeyCorp	2		40
KKR & Co.	1		43
M&T Bank Corp.	—	*	38
Markel Corp. (A)	—	*	26
MarketAxess Holdings, Inc.	—	*	29
Marsh & McLennan Cos., Inc.	1		77
MetLife, Inc.	1		60
Moody’s Corp.	—	*	72
Morgan Stanley	2		123
MSCI, Inc., Class A	—	*	46
NASDAQ, Inc.	—	*	27
Northern Trust Corp.	—	*	33
PNC Financial Services Group, Inc. (The)	1		105
Principal Financial Group, Inc.	—	*	22
Progressive Corp. (The)	1		72
Prudential Financial, Inc.	1		47
Raymond James Financial, Inc.	—	*	28
Regions Financial Corp.	2		44
S&P Global, Inc.	—	*	116
State Street Corp.	1		57
SVB Financial Group (A)	—	*	37
Synchrony Financial	1		37
T. Rowe Price Group, Inc.	—	*	63

COMMON STOCKS (Continued)	Shares		Value
Financials (Continued)
Travelers Co., Inc. (The)	—	*	$50
Truist Financial Corp.	2		103
U.S. Bancorp	2		94
Voya Financial, Inc.	—	*	26
Wells Fargo & Co.	5		194

			4,857

Health Care – 7.1%
Abbott Laboratories	2		266
AbbVie, Inc.	2		250
Abiomed, Inc. (A)	—	*	22
Agilent Technologies, Inc.	—	*	55
Alexion Pharmaceuticals, Inc. (A)	—	*	45
Align Technology, Inc. (A)	—	*	55
Alnylam Pharmaceuticals, Inc. (A)	—	*	29
AmerisourceBergen Corp.	—	*	27
Amgen, Inc.	1		188
Anthem, Inc.	—	*	113
Bausch Health Cos., Inc. (A)	1		21
Baxter International, Inc.	1		57
Becton Dickinson & Co.	—	*	88
Biogen, Inc. (A)	—	*	62
BioMarin Pharmaceutical, Inc. (A)	—	*	22
Boston Scientific Corp. (A)	2		66
Bristol-Myers Squibb Co.	3		189
Cardinal Health, Inc.	—	*	24
Catalent, Inc. (A)	—	*	21
Centene Corp. (A)	1		50
Cerner Corp.	—	*	36
Cigna Corp.	—	*	109
Cooper Cos., Inc. (The)	—	*	35
CVS Caremark Corp.	2		126
Danaher Corp.	1		178
Dentsply Sirona, Inc.	—	*	25
DexCom, Inc. (A)	—	*	45
Edwards Lifesciences Corp. (A)	1		65
Elanco Animal Health, Inc. (A)	1		17
Eli Lilly and Co.	1		209
Exact Sciences Corp. (A)	—	*	29
Gilead Sciences, Inc.	2		109
HCA Holdings, Inc.	—	*	61
Hologic, Inc. (A)	—	*	31
Horizon Therapeutics plc (A)	—	*	26
Humana, Inc.	—	*	70
IDEXX Laboratories, Inc. (A)	—	*	57
Illumina, Inc. (A)	—	*	75
Incyte Corp. (A)	—	*	25
Insulet Corp. (A)	—	*	23
Intuitive Surgical, Inc. (A)	—	*	114
Ionis Pharmaceuticals, Inc. (A)	—	*	11
Johnson & Johnson	3		559
Laboratory Corp. of America Holdings (A)	—	*	39
McKesson Corp.	—	*	43
Merck & Co., Inc.	3		250
Mettler-Toledo International, Inc. (A)	—	*	43
Moderna, Inc. (A)	—	*	52
PerkinElmer, Inc.	—	*	24
Pfizer, Inc.	7		260
Quest Diagnostics, Inc.	—	*	25
Quintiles Transnational Holdings, Inc. (A)	—	*	47
Regeneron Pharmaceuticals, Inc. (A)	—	*	66
ResMed, Inc.	—	*	43
Seattle Genetics, Inc. (A)	—	*	22
STERIS plc	—	*	28

COMMON STOCKS (Continued)	Shares		Value
Health Care (Continued)
Stryker Corp.	—	*	$105
Teladoc Health, Inc. (A)	—	*	29
Teleflex, Inc.	—	*	33
Thermo Fisher Scientific, Inc.	1		232
UnitedHealth Group, Inc.	1		451
Varian Medical Systems, Inc. (A)	—	*	26
Veeva Systems, Inc., Class A (A)	—	*	45
Vertex Pharmaceuticals, Inc. (A)	—	*	76
Viatris, Inc. (A)	2		24
Waters Corp. (A)	—	*	23
West Pharmaceutical Services, Inc.	—	*	25
Zimmer Holdings, Inc.	—	*	51
Zoetis, Inc.	1		99

			5,846

Industrials – 5.3%
3M Co.	1		148
AMETEK, Inc.	—	*	47
Boeing Co. (The) (A)	1		184
C.H. Robinson Worldwide, Inc.	—	*	23
Carrier Global Corp.	1		51
Caterpillar, Inc.	1		162
Cintas Corp.	—	*	44
Copart, Inc. (A)	—	*	36
CoStar Group, Inc. (A)	—	*	46
CSX Corp.	1		92
Cummins, Inc.	—	*	56
Deere & Co.	—	*	143
Dover Corp.	—	*	36
Eaton Corp.	1		82
Emerson Electric Co.	1		69
Equifax, Inc.	—	*	40
Expeditors International of Washington, Inc.	—	*	36
Fastenal Co.	1		42
FedEx Corp.	—	*	91
Fortive Corp.	—	*	30
Fortune Brands Home & Security, Inc.	—	*	21
Generac Holdings, Inc. (A)	—	*	24
General Dynamics Corp.	—	*	58
General Electric Co.	11		147
HEICO Corp., Class A	—	*	23
Honeywell International, Inc.	1		191
IDEX Corp.	—	*	32
Illinois Tool Works, Inc.	—	*	79
Ingersoll-Rand, Inc. (A)	1		27
J.B. Hunt Transport Services, Inc.	—	*	20
Jacobs Engineering Group, Inc.	—	*	33
Johnson Controls, Inc.	1		60
Kansas City Southern	—	*	43
L3Harris Technologies, Inc.	—	*	60
Leidos Holdings, Inc.	—	*	23
Lockheed Martin Corp.	—	*	112
Masco Corp.	—	*	27
Norfolk Southern Corp.	—	*	88
Northrop Grumman Corp.	—	*	68
Old Dominion Freight Line, Inc.	—	*	40
Otis Worldwide Corp.	1		42
PACCAR, Inc.	1		47
Parker Hannifin Corp.	—	*	59
Plug Power, Inc. (A)	1		21
Raytheon Technologies Corp.	2		148
Republic Services, Inc., Class A	—	*	30
Robert Half International, Inc.	—	*	18
Rockwell Automation, Inc.	—	*	48

2021	SEMIANNUAL REPORT	21

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Industrials (Continued)
Roper Industries, Inc.	—	*	$51
Snap-on, Inc.	—	*	21
Stanley Black & Decker, Inc.	—	*	53
TransDigm Group, Inc. (A)	—	*	37
TransUnion	—	*	34
Union Pacific Corp.	1		189
United Parcel Service, Inc., Class B	1		153
United Rentals, Inc. (A)	—	*	42
Verisk Analytics, Inc., Class A	—	*	45
W.W. Grainger, Inc.	—	*	32
Waste Connections, Inc.	—	*	41
Waste Management, Inc.	1		68
Westinghouse Air Brake Technologies Corp.	—	*	26
Xylem, Inc.	—	*	30

			3,869

Information Technology – 15.7%
Adobe, Inc. (A)	1		291
Advanced Micro Devices, Inc. (A)	2		127
Akamai Technologies, Inc. (A)	—	*	27
Amphenol Corp., Class A	—	*	24
Analog Devices, Inc.	—	*	75
ANSYS, Inc. (A)	—	*	41
Apple, Inc.	22		2,701
Applied Materials, Inc.	1		163
Arista Networks, Inc. (A)	—	*	27
Autodesk, Inc. (A)	—	*	80
Automatic Data Processing, Inc.	1		99
Avalara, Inc. (A)	—	*	16
Broadcom Corp., Class A	1		247
Broadridge Financial Solutions, Inc.	—	*	30
Cadence Design Systems, Inc. (A)	—	*	52
CDW Corp.	—	*	39
Check Point Software Technologies Ltd. (A)	—	*	25
Cisco Systems, Inc.	5		279
Citrix Systems, Inc.	—	*	24
Cloudflare, Inc., Class A (A)	—	*	20
Cognex Corp.	—	*	25
Cognizant Technology Solutions Corp., Class A	1		58
Corning, Inc.	1		47
Coupa Software, Inc. (A)	—	*	27
CrowdStrike Holdings, Inc., Class A (A)	—	*	43
Datadog, Inc., Class A (A)	—	*	21
Dell Technologies, Inc., Class V (A)	—	*	31
DocuSign, Inc. (A)	—	*	54
Enphase Energy, Inc. (A)	—	*	23
EPAM Systems, Inc. (A)	—	*	36
Fair Isaac Corp. (A)	—	*	21
Fidelity National Information Services, Inc.	1		118
Fiserv, Inc. (A)	1		96
FleetCor Technologies, Inc. (A)	—	*	37
Fortinet, Inc. (A)	—	*	39
Garter, Inc., Class A (A)	—	*	28
Global Payments, Inc.	—	*	81
GoDaddy, Inc., Class A (A)	—	*	23
Hewlett Packard Enterprise Co.	2		37
Hewlett-Packard Co.	2		68
HubSpot, Inc. (A)	—	*	19
Intel Corp.	5		345
International Business Machines Corp.	1		148
Intuit, Inc.	—	*	134
Jack Henry & Associates, Inc.	—	*	15
Juniper Networks, Inc.	1		16

COMMON STOCKS (Continued)	Shares		Value
Information Technology (Continued)
Keysight Technologies, Inc. (A)	—	*	$43
KLA Corp.	—	*	70
Lam Research Corp.	—	*	115
Marvell Technology Group Ltd.	1		46
MasterCard, Inc., Class A	1		416
Maxim Integrated Products, Inc.	—	*	32
Microchip Technology, Inc.	—	*	52
Micron Technology, Inc. (A)	1		130
Microsoft Corp.	9		2,205
MongoDB, Inc. (A)	—	*	23
Motorola Solutions, Inc.	—	*	50
NetApp, Inc.	—	*	24
NortonLifeLock, Inc.	1		17
NVIDIA Corp.	1		441
Okta, Inc. (A)	—	*	41
Oracle Corp.	3		189
Palo Alto Networks, Inc. (A)	—	*	48
Paychex, Inc.	—	*	39
Paycom Software, Inc. (A)	—	*	29
PayPal, Inc. (A)	1		355
PTC, Inc. (A)	—	*	27
Qorvo, Inc. (A)	—	*	33
QUALCOMM, Inc.	1		197
RingCentral, Inc., Class A (A)	—	*	32
salesforce.com, Inc. (A)	1		252
Seagate Technology	—	*	35
ServiceNow, Inc. (A)	—	*	127
Skyworks Solutions, Inc.	—	*	43
Slack Technologies, Inc., Class A (A)	1		23
Splunk, Inc. (A)	—	*	32
Square, Inc., Class A (A)	1		124
SS&C Technologies Holdings, Inc.	—	*	29
Synopsys, Inc. (A)	—	*	52
TE Connectivity Ltd.	—	*	64
Teradyne, Inc.	—	*	17
Texas Instruments, Inc.	1		217
Trade Desk, Inc. (The), Class A (A)	—	*	38
Trimble Navigation Ltd. (A)	—	*	34
Twilio, Inc., Class A (A)	—	*	65
Tyler Technologies, Inc. (A)	—	*	20
VeriSign, Inc. (A)	—	*	28
Visa, Inc., Class A	2		462
Western Digital Corp.	—	*	31
Workday, Inc., Class A (A)	—	*	60
Xilinx, Inc.	—	*	44
Zebra Technologies Corp., Class A (A)	—	*	45
Zoom Video Communications, Inc. (A)	—	*	77
Zscaler, Inc. (A)	—	*	24

			12,574

Materials – 1.8%
Air Products and Chemicals, Inc.	—	*	86
Albemarle Corp.	—	*	20
Avery Dennison Corp.	—	*	40
Ball Corp.	1		53
Celanese Corp., Series A	—	*	39
CF Industries Holdings, Inc.	—	*	17
Corteva, Inc.	1		49
Crown Holdings, Inc.	—	*	27
Dow, Inc.	1		69
DuPont De Nemours, Inc.	1		75
Eastman Chemical Co.	—	*	40
Ecolab, Inc.	—	*	73
FMC Corp.	—	*	32
Freeport-McMoRan Copper & Gold, Inc., Class B	2		70
International Flavors & Fragrances, Inc.	—	*	38

COMMON STOCKS (Continued)	Shares		Value
Materials (Continued)
International Paper Co.	1		$43
LyondellBasell Industries N.V., Class A	—	*	49
Martin Marietta Materials, Inc.	—	*	39
Newmont Corp.	1		63
Nucor Corp.	1		41
Packaging Corp. of America	—	*	32
PPG Industries, Inc.	—	*	50
Sherwin-Williams Co. (The)	—	*	83
Southern Copper Corp.	—	*	16
Vulcan Materials Co.	—	*	40
WestRock Co.	1		33

			1,217

Real Estate – 1.6%
Alexandria Real Estate Equities, Inc.	—	*	39
American Tower Corp., Class A	1		140
AvalonBay Communities, Inc.	—	*	40
Boston Properties, Inc.	—	*	18
CB Richard Ellis Group, Inc. (A)	—	*	37
Crown Castle International Corp.	1		98
Digital Realty Trust, Inc.	—	*	52
Duke Realty Corp.	1		32
Equinix, Inc.	—	*	81
Equity Residential	—	*	35
Essex Property Trust, Inc.	—	*	26
Extra Space Storage, Inc.	—	*	34
Healthpeak Properties, Inc.	1		24
Host Hotels & Resorts, Inc.	1		25
Invitation Homes, Inc.	1		32
Iron Mountain, Inc.	1		21
Mid-America Apartment Communities, Inc.	—	*	29
ProLogis, Inc.	1		105
Public Storage, Inc.	—	*	49
Realty Income Corp.	1		34
SBA Communications Corp.	—	*	43
Simon Property Group, Inc.	—	*	49
Sun Communities, Inc.	—	*	32
UDR, Inc.	1		23
Ventas, Inc.	—	*	23
VICI Properties, Inc.	1		18
W.P. Carey, Inc.	—	*	21
Welltower, Inc.	1		40
Weyerhaeuser Co.	1		45

			1,245

Utilities – 1.7%
AES Corp. (The)	1		33
Alliant Energy Corp.	—	*	22
Ameren Corp.	—	*	28
American Electric Power Co., Inc.	1		52
American Water Works Co., Inc.	—	*	45
Atmos Energy Corp.	—	*	10
CenterPoint Energy, Inc.	1		18
CMS Energy Corp.	—	*	28
Consolidated Edison, Inc.	—	*	33
Dominion Energy, Inc.	1		84
DTE Energy Co.	—	*	35
Duke Energy Corp.	1		89
Edison International	1		36
Entergy Corp.	—	*	30
Evergy, Inc.	—	*	24
Eversource Energy	1		46
Exelon Corp.	1		57
FirstEnergy Corp.	1		30
NextEra Energy, Inc.	2		188
PG&E Corp. (A)	2		24

22	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS (Continued)	Shares		Value
Utilities (Continued)
Pinnacle West Capital Corp.	—	*	$11
PPL Corp.	1		34
Public Service Enterprise Group, Inc.	1		45
Sempra Energy	—	*	51
Southern Co. (The)	1		84
WEC Energy Group, Inc.	1		49
Xcel Energy, Inc.	1		47

			1,233

Total United States – 58.4%			$45,525

TOTAL COMMON STOCKS – 99.2%			$80,246
(Cost: $51,895)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	74

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	32

Total Germany – 0.2%			$106

PREFERRED STOCKS (Continued)	Shares		Value
South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	1		$76

Total South Korea – 0.1%			$76

TOTAL PREFERRED STOCKS – 0.3%			$182
(Cost: $113)

RIGHTS
Australia – 0.0%
Computershare Ltd.	—	*	—	*

TOTAL RIGHTS – 0.0%			$—	*
(Cost: $0)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds(D) – 1.2%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares 0.010%(E)	979	$979

TOTAL SHORT-TERM SECURITIES – 1.2%		$979
(Cost: $979)

TOTAL INVESTMENT SECURITIES –100.7%		$81,407
(Cost: $52,987)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.7)%		(574)

NET ASSETS – 100.0%		$80,833

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	All or a portion of securities with an aggregate value of $1,206 are on loan.

(C)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021 the total value of these securities amounted to $140 or 0.2% of net assets.

(D)	Rate shown is the annualized 7-day yield at March 31, 2021.

(E)	Investment made with cash collateral received from securities on loan.

2021	SEMIANNUAL REPORT	23

SCHEDULE OF INVESTMENTS	IVY PROSHARES MSCI ACWI INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1		Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$80,246		$—	$—
Preferred Stocks	182		—	—
Rights	—	*	—	—
Short-Term Securities	979		—	—
Total	$81,407		$—	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

Market Sector Diversification
(as a % of net assets)
Information Technology	21.5%
Financials	14.2%
Consumer Discretionary	12.5%
Health Care	11.2%
Industrials	10.1%
Communication Services	9.2%
Consumer Staples	6.7%
Materials	5.3%
Energy	3.2%
Utilities	2.9%
Real Estate	2.7%
Other+	0.5%

+	Includes liabilities (net of cash and other assets), and cash equivalents

See Accompanying Notes to Financial Statements.

24	SEMIANNUAL REPORT	2021

PORTFOLIO HIGHLIGHTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Financials	24.8%
Utilities	23.4%
Industrials	19.5%
Consumer Staples	9.2%
Consumer Discretionary	6.7%
Materials	6.7%
Health Care	4.2%
Information Technology	2.6%
Real Estate	2.6%
Liabilities (Net of Cash and Other Assets), and Cash Equivalents+	0.3%

Top 10 Equity Holdings

Company	Sector	Industry
Ensign Group, Inc. (The)	Health Care	Health Care Facilities
York Water Co. (The)	Utilities	Water Utilities
Middlesex Water Co.	Utilities	Water Utilities
Avista Corp.	Utilities	Multi-Utilities
ABM Industries, Inc.	Industrials	Environmental & Facilities Services
Universal Corp.	Consumer Staples	Tobacco
Portland General Electric Co.	Utilities	Electric Utilities
H.B. Fuller Co.	Materials	Specialty Chemicals
Bryn Mawr Bank Corp.	Financials	Regional Banks
Aaron Rents, Inc.	Consumer Discretionary	Homefurnishing Retail

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

2021	SEMIANNUAL REPORT	25

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Consumer Discretionary

Automotive Retail – 1.4%
Lithia Motors, Inc.	3	$1,320

Casinos & Gaming – 1.3%
Churchill Downs, Inc.	6	1,258

Homefurnishing Retail – 2.6%
Aaron Rents, Inc.	53	1,361
Aaron Rents, Inc.	28	1,200

		2,561

Internet & Direct Marketing Retail – 1.4%
PetMed Express, Inc. (A)	38	1,322

Total Consumer Discretionary – 6.7%		6,461
Consumer Staples

Food Distributors – 1.3%
Andersons, Inc. (The)	46	1,247

Household Products – 1.3%
WD-40 Co.	4	1,216

Packaged Foods & Meats – 5.1%
Calavo Growers, Inc.	15	1,190
J&J Snack Foods Corp.	8	1,248
Lancaster Colony Corp.	7	1,235
Tootsie Roll Industries, Inc. (A)	39	1,284

		4,957

Tobacco – 1.5%
Universal Corp.	24	1,402

Total Consumer Staples – 9.2%		8,822
Financials

Multi-Line Insurance – 1.3%
Horace Mann Educators Corp.	30	1,279

Regional Banks – 20.9%
Atlantic Union Bankshares Corp.	33	1,253
BancFirst Corp.	18	1,292
Bar Harbor Bankshares, Inc.	41	1,199
Bryn Mawr Bank Corp.	30	1,384
Columbia Banking System, Inc.	27	1,157
Community Bank System, Inc.	17	1,295
First Financial Corp.	28	1,265
First of Long Island Corp. (The)	64	1,357
Heritage Financial Corp.	45	1,257
International Bancshares Corp.	26	1,203
Southside Bancshares, Inc.	33	1,271
Stock Yards Bancorp, Inc.	24	1,204
Tompkins Financial Corp.	15	1,214
United Bankshares, Inc.	32	1,226
Washington Trust Bancorp, Inc.	25	1,272
Wesbanco, Inc.	36	1,307

		20,156

COMMON STOCKS (Continued)	Shares	Value

Thrifts & Mortgage Finance – 2.6%
Northwest Bancshares, Inc.	85	$1,228
Provident Financial Services, Inc.	56	1,256

		2,484

Total Financials – 24.8%		23,919
Health Care

Health Care Facilities – 2.9%
Ensign Group, Inc. (The)	16	1,474
National HealthCare Corp.	17	1,332

		2,806

Health Care Supplies – 1.3%
Atrion Corp.	2	1,288

Total Health Care – 4.2%		4,094
Industrials

Agricultural & Farm Machinery – 1.4%
Lindsay Corp.	8	1,328

Commercial Printing – 1.3%
Brady Corp., Class A	23	1,244

Construction Machinery & Heavy Trucks – 1.2%
Douglas Dynamics, Inc.	26	1,182

Diversified Support Services – 3.9%
Healthcare Services Group, Inc.	44	1,229
Matthews International Corp.	32	1,271
McGrath RentCorp	16	1,310

		3,810

Environmental & Facilities Services – 1.4%
ABM Industries, Inc.	27	1,402

Human Resource & Employment Services – 1.2%
Insperity, Inc.	14	1,171

Industrial Machinery – 5.1%
Franklin Electric Co., Inc.	16	1,299
Gorman-Rupp Co. (The)	37	1,224
Hillenbrand, Inc.	25	1,217
Standex International Corp.	12	1,183

		4,923

Office Services & Supplies – 1.4%
HNI Corp.	33	1,308

Trading Companies & Distributors – 2.6%
Applied Industrial Technologies, Inc.	14	1,260
GATX Corp.	13	1,208

		2,468

Total Industrials—19.5%		18,836

COMMON STOCKS (Continued)	Shares	Value
Information Technology

Data Processing & Outsourced Services – 1.4%
Cass Information Systems, Inc.	28	$1,303

Electronic Equipment & Instruments – 1.2%
Badger Meter, Inc.	13	1,178

Total Information Technology – 2.6%		2,481
Materials

Specialty Chemicals – 6.7%
Balchem Corp.	10	1,290
H.B. Fuller Co.	22	1,385
Quaker Chemical Corp.	5	1,186
Sensient Technologies Corp.	16	1,285
Stepan Co.	10	1,301

		6,447

Total Materials – 6.7%		6,447
Real Estate

Health Care REITs – 2.6%
National Health Investors, Inc.	18	1,292
Universal Health Realty Income Trust	18	1,249

		2,541

Total Real Estate – 2.6%		2,541
Utilities

Electric Utilities – 2.8%
ALLETE, Inc.	20	1,341
Portland General Electric Co.	29	1,392

		2,733

Gas Utilities – 7.8%
Chesapeake Utilities Corp.	11	1,307
New Jersey Resources Corp.	32	1,259
Northwest Natural Gas Co.	25	1,325
South Jersey Industries, Inc.	48	1,075
Southwest Gas Corp.	18	1,259
Spire, Inc.	18	1,323

		7,548

Multi-Utilities – 4.3%
Avista Corp.	30	1,413
Black Hills Corp.	20	1,356
NorthWestern Corp.	21	1,359

		4,128

Water Utilities – 8.5%
American States Water Co.	18	1,354
Artesian Resources Corp.	33	1,293
California Water Service Group	24	1,351
Middlesex Water Co.	18	1,420
SJW Corp.	20	1,279
York Water Co. (The)	30	1,454

		8,151

Total Utilities – 23.4%		22,560

TOTAL COMMON STOCKS – 99.7%		$96,161
(Cost: $70,385)

26	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

SHORT-TERM SECURITIES	Shares	Value
Money Market Funds (C) – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares, 0.010% (B)	531	$531

TOTAL SHORT-TERM SECURITIES – 0.6%		$531
(Cost: $531)

TOTAL INVESTMENT SECURITIES – 100.3%		$96,692
(Cost: $70,916)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(252)

NET ASSETS – 100.0%		$96,440

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $520 are on loan.

(B)	Investment made with cash collateral received from securities on loan.

(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$96,161	$—	$—
Short-Term Securities	531	—	—
Total	$96,692	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	27

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 BOND INDEX FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation
Bonds	98.7%
Corporate Debt Securities	98.7%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.3%

Quality Weightings
Investment Grade	98.7%
AAA	2.8%
AA	9.0%
A	33.8%
BBB	53.1%
Cash and Other Assets (Net of Liabilities), and Cash Equivalents+	1.3%

Our preference is to always use ratings obtained from Standard & Poor’s, Moody’s, and Fitch. It is each Portfolio’s general policy to classify such security at the lower rating level if only two ratings are available. If more than two ratings are available and a median exists, the median is used. If more than two ratings exist without a median, the lower of the two middle ratings is used. We do not evaluate these ratings, but simply assign them to the appropriate credit quality category as determined by the rating agency.

+

Cash equivalents are defined as highly liquid securities with maturities of less than three months. Cash equivalents may include U.S. Government Treasury bills, bank certificates of deposit, bankers’ acceptances, corporate commercial paper and other money market instruments.

28	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Communication Services

Broadcasting – 0.8%
Discovery Communications LLC (GTD by Discovery, Inc.):
3.950%, 3-20-28	$52	$57
5.300%, 5-15-49	183	219
Discovery Communications, Inc.,
5.200%, 9-20-47	200	237
Fox Corp.,
4.709%, 1-25-29	483	556

		1,069

Cable & Satellite – 3.4%
Comcast Corp.,
3.750%, 4-1-40	250	274
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
3.000%, 2-1-24	450	480
3.700%, 4-15-24	400	437
3.100%, 4-1-25	250	270
3.950%, 10-15-25	447	499
4.150%, 10-15-28	100	114
3.400%, 4-1-30	250	271
4.250%, 10-15-30	180	207
1.500%, 2-15-31	300	278
4.600%, 10-15-38	350	423
4.700%, 10-15-48	400	494
3.999%, 11-1-49	150	168
4.049%, 11-1-52	150	170
4.950%, 10-15-58	100	131
Viacom, Inc.:
4.750%, 5-15-25	270	305
4.375%, 3-15-43	361	390

		4,911

Integrated Telecommunication Services – 7.4%
AT&T, Inc.:
3.000%, 6-30-22	40	41
3.400%, 5-15-25	225	244
4.250%, 3-1-27	255	287
2.300%, 6-1-27	500	511
4.100%, 2-15-28	200	224
4.350%, 3-1-29	478	541
2.250%, 2-1-32	215	204
4.500%, 5-15-35	290	327
5.250%, 3-1-37	200	241
4.750%, 5-15-46	200	230
4.500%, 3-9-48	532	584
3.850%, 6-1-60 (A)	428	409
Verizon Communications, Inc.:
5.150%, 9-15-23	219	243
3.500%, 11-1-24	450	489
3.376%, 2-15-25	50	54
2.625%, 8-15-26	150	159
4.125%, 3-16-27	160	181
4.329%, 9-21-28	120	137
3.875%, 2-8-29	100	111
4.016%, 12-3-29	244	273
1.500%, 9-18-30	250	230
1.750%, 1-20-31	250	233
4.500%, 8-10-33	100	116
4.400%, 11-1-34	750	857
5.250%, 3-16-37	626	789

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Integrated Telecommunication Services (Continued)
4.812%, 3-15-39	$750	$898
2.650%, 11-20-40	250	229
4.862%, 8-21-46	447	536
4.522%, 9-15-48	300	348
4.000%, 3-22-50	250	269
4.672%, 3-15-55	166	198
3.000%, 11-20-60	483	419

		10,612

Interactive Media & Services – 0.6%
Alphabet, Inc.:
1.998%, 8-15-26	120	125
1.900%, 8-15-40	500	432
2.250%, 8-15-60	440	359

		916

Movies & Entertainment – 1.4%
Walt Disney Co. (The):
1.750%, 8-30-24	605	625
1.750%, 1-13-26	475	486
2.000%, 9-1-29	450	444
2.750%, 9-1-49	450	412

		1,967

Total Communication Services – 13.6%		19,475
Consumer Discretionary

Apparel Retail – 0.1%
TJX Cos., Inc. (The),
3.500%, 4-15-25	173	189

Automobile Manufacturers – 0.9%
General Motors Co.:
4.875%, 10-2-23	531	581
5.400%, 10-2-23	200	217
5.200%, 4-1-45	200	230
5.400%, 4-1-48	215	255

		1,283

Casinos & Gaming – 0.1%
Las Vegas Sands Corp.,
3.200%, 8-8-24	202	211

Footwear – 0.3%
NIKE, Inc.,
2.850%, 3-27-30	347	365

General Merchandise Stores – 0.1%
Target Corp.,
2.250%, 4-15-25	178	186

Home Improvement Retail – 1.1%
Home Depot, Inc. (The):
2.500%, 4-15-27	175	184
2.950%, 6-15-29	200	212
4.500%, 12-6-48	395	483
Lowe’s Co., Inc.:
3.650%, 4-5-29	100	109
1.700%, 10-15-30	300	282
3.000%, 10-15-50	300	280

		1,550

Hotels, Resorts & Cruise Lines – 0.5%
Booking Holdings, Inc.,
4.625%, 4-13-30	224	261

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hotels, Resorts & Cruise Lines (Continued)
Marriott International, Inc.,
Series R, 3.500%, 10-15-32	$471	$489

		750

Internet & Direct Marketing Retail – 1.7%
Amazon.com, Inc.:
2.800%, 8-22-24	400	429
1.500%, 6-3-30	375	357
3.875%, 8-22-37	400	458
4.050%, 8-22-47	300	351
2.700%, 6-3-60	500	444
eBay, Inc.,
4.000%, 7-15-42	165	175
Expedia Group, Inc.,
3.250%, 2-15-30	150	151

		2,365

Restaurants – 0.8%
McDonalds Corp.:
3.700%, 1-30-26	191	211
2.125%, 3-1-30	500	488
Starbucks Corp.:
2.550%, 11-15-30	165	165
4.500%, 11-15-48	200	233

		1,097

Total Consumer Discretionary – 5.6%		7,996
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
3.000%, 7-15-26	150	159
4.200%, 7-15-46	260	271

		430

Drug Retail – 2.5%
CVS Health Corp.:
3.500%, 7-20-22	150	155
3.700%, 3-9-23	200	212
2.875%, 6-1-26	200	212
4.300%, 3-25-28	430	488
3.250%, 8-15-29	350	370
3.750%, 4-1-30	500	546
4.780%, 3-25-38	325	384
5.125%, 7-20-45	152	186
5.050%, 3-25-48	375	461
4.250%, 4-1-50	500	561

		3,575

Food Distributors – 0.2%
Sysco Corp.,
5.950%, 4-1-30	215	269

Household Products – 0.2%
Procter & Gamble Co. (The),
1.200%, 10-29-30	250	231

Hypermarkets & Super Centers – 1.1%
Costco Wholesale Corp.,
1.375%, 6-20-27	500	498
Walmart, Inc.:
3.400%, 6-26-23	400	427
3.700%, 6-26-28	283	318

2021	SEMIANNUAL REPORT	29

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Hypermarkets & Super Centers (Continued)
2.950%, 9-24-49	$350	$345

		1,588

Packaged Foods & Meats – 0.4%
Conagra Brands, Inc.,
5.400%, 11-1-48	400	512
Mondelez International, Inc.,
2.750%, 4-13-30	100	102
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
5.100%, 9-28-48	2	2

		616

Soft Drinks – 1.5%
Coca-Cola Co. (The):
2.950%, 3-25-25	299	323
1.375%, 3-15-31	500	463
2.750%, 6-1-60	500	447
PepsiCo, Inc.:
1.625%, 5-1-30	500	478
3.875%, 3-19-60	320	361

		2,072

Tobacco – 1.1%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.):
4.800%, 2-14-29	200	230
3.400%, 5-6-30	350	366
5.800%, 2-14-39	100	122
5.950%, 2-14-49	400	498
Philip Morris International, Inc.,
2.100%, 5-1-30	410	396

		1,612

Total Consumer Staples – 7.3%		10,393
Energy

Integrated Oil & Gas – 0.9%
Chevron Corp.,
2.954%, 5-16-26	500	536
Chevron USA, Inc. (GTD by Chevron Corp.),
2.343%, 8-12-50	453	377
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11-15-44	350	413

		1,326

Oil & Gas Equipment & Services – 0.7%
Baker Hughes, a GE Co. LLC and Baker Hughes Co-Obligor, Inc.,
4.080%, 12-15-47	450	480
Halliburton Co.,
5.000%, 11-15-45	350	390
Schlumberger Investment S.A.,
2.650%, 6-26-30 (A)	100	101

		971

Oil & Gas Exploration & Production – 2.0%
ConocoPhillips Co. (GTD by ConocoPhillips):
4.950%, 3-15-26	225	261
6.500%, 2-1-39	100	143

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Oil & Gas Exploration & Production (Continued)
Exxon Mobil Corp.:
2.992%, 3-19-25	$250	$268
3.043%, 3-1-26	280	302
3.482%, 3-19-30	250	271
4.227%, 3-19-40	250	281
4.327%, 3-19-50	250	287
3.452%, 4-15-51	250	253
Marathon Oil Corp.,
4.400%, 7-15-27	150	165
ONEOK, Inc. (GTD by ONEOK Partners and Intermediate Partnership),
5.200%, 7-15-48	100	109
Pioneer Natural Resources Co.,
2.150%, 1-15-31	500	473

		2,813

Oil & Gas Refining & Marketing – 0.3%
Valero Energy Corp.,
1.200%, 3-15-24	500	501

Oil & Gas Storage & Transportation – 1.5%
Kinder Morgan, Inc.:
4.300%, 6-1-25	253	283
4.300%, 3-1-28	313	350
5.550%, 6-1-45	200	239
MPLX L.P.:
4.700%, 4-15-48	777	841
5.500%, 2-15-49	140	164
Williams Co., Inc. (The),
3.500%, 11-15-30	250	265

		2,142

Total Energy – 5.4%		7,753
Financials

Asset Management & Custody Banks – 0.7%
Bank of New York Mellon Corp. (The),
1.600%, 4-24-25	500	509
BlackRock, Inc.,
1.900%, 1-28-31	500	484

		993

Consumer Finance – 2.3%
American Express Co.:
2.500%, 8-1-22	150	154
3.700%, 8-3-23	300	321
2.500%, 7-30-24	264	279
Capital One Financial Corp.:
3.900%, 1-29-24	100	108
3.800%, 1-31-28	300	330
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
5.200%, 3-20-23	344	373
5.100%, 1-17-24	325	359
4.350%, 1-17-27	160	178
3.600%, 6-21-30	450	475
2.350%, 1-8-31	500	477
Synchrony Financial:
4.250%, 8-15-24	115	125
4.500%, 7-23-25	140	155

		3,334

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Diversified Banks – 5.7%
Bank of America Corp.:
2.503%, 10-21-22	$200	$202
3.300%, 1-11-23	110	116
4.125%, 1-22-24	130	142
4.200%, 8-26-24	124	137
3.950%, 4-21-25	105	115
3.500%, 4-19-26	325	356
4.250%, 10-22-26	260	292
3.248%, 10-21-27	705	758
4.183%, 11-25-27	805	895
6.110%, 1-29-37	130	172
BB&T Corp.,
3.050%, 6-20-22	250	258
Truist Financial Corp.:
1.125%, 8-3-27	280	269
1.950%, 6-5-30	300	290
U.S. Bancorp:
3.000%, 7-30-29	178	186
1.375%, 7-22-30	500	461
Wells Fargo & Co.:
2.625%, 7-22-22	400	412
3.069%, 1-24-23	302	308
3.450%, 2-13-23	105	110
3.300%, 9-9-24	306	330
3.550%, 9-29-25	332	362
3.000%, 4-22-26	150	160
4.100%, 6-3-26	150	167
3.000%, 10-23-26	310	331
4.300%, 7-22-27	120	136
4.150%, 1-24-29	580	654
5.606%, 1-15-44	178	229
3.900%, 5-1-45	208	228

		8,076

Financial Exchanges & Data – 0.4%
Intercontinental Exchange, Inc.:
4.250%, 9-21-48	150	168
3.000%, 9-15-60	500	447

		615

Insurance Brokers – 0.3%
Marsh & McLennan Cos., Inc.:
4.375%, 3-15-29	150	172
4.900%, 3-15-49	165	211

		383

Investment Banking & Brokerage – 5.2%
Charles Schwab Corp. (The),
0.900%, 3-11-26	256	253
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	500	501
3.625%, 1-22-23	300	316
4.000%, 3-3-24	200	218
3.850%, 7-8-24	200	217
3.500%, 1-23-25	300	324
3.500%, 4-1-25	500	542
4.250%, 10-21-25	350	391
3.500%, 11-16-26	559	606
3.850%, 1-26-27	365	400
6.750%, 10-1-37	450	636

30	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Investment Banking & Brokerage (Continued)
Morgan Stanley:
2.750%, 5-19-22	$245	$252
3.125%, 1-23-23	200	209
4.100%, 5-22-23	264	282
3.875%, 4-29-24	200	219
3.700%, 10-23-24	330	361
4.000%, 7-23-25	500	555
3.875%, 1-27-26	203	226
4.350%, 9-8-26	156	176
3.950%, 4-23-27	190	210
4.300%, 1-27-45	500	586

		7,480

Life & Health Insurance – 0.5%
MetLife, Inc., 4.050%, 3-1-45	194	220
Prudential Financial, Inc.:
3.935%, 12-7-49	150	164
3.700%, 3-13-51	321	340

		724

Multi-Line Insurance – 0.5%
American International Group, Inc.:
4.875%, 6-1-22	135	142
3.900%, 4-1-26	280	309
4.750%, 4-1-48	100	119
4.375%, 6-30-50	130	149

		719

Multi-Sector Holdings – 0.2%
Berkshire Hathaway, Inc., 2.750%, 3-15-23	322	336

Other Diversified Financial Services – 3.5%
Citigroup, Inc.:
2.750%, 4-25-22	298	305
3.500%, 5-15-23	110	117
4.400%, 6-10-25	219	243
3.700%, 1-12-26	105	115
3.200%, 10-21-26	425	457
4.450%, 9-29-27	275	310
4.125%, 7-25-28	200	221
4.650%, 7-30-45	303	362
4.650%, 7-23-48	300	368
JPMorgan Chase & Co.:
3.250%, 9-23-22	300	313
3.200%, 1-25-23	290	305
2.700%, 5-18-23	230	240
3.875%, 9-10-24	300	329
2.950%, 10-1-26	405	433
3.625%, 12-1-27	380	413
6.400%, 5-15-38	343	486

		5,017

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Property & Casualty Insurance – 0.5%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.):
4.200%, 8-15-48	$100	$116
4.250%, 1-15-49	150	174
2.850%, 10-15-50	225	207
Chubb INA Holdings, Inc. (GTD by Chubb Ltd.), 4.350%, 11-3-45	181	214

		711

Regional Banks – 0.4%
Fifth Third Bancorp, 3.650%, 1-25-24	340	366
PNC Financial Services Group, Inc. (The), 3.450%, 4-23-29	186	201

		567

Total Financials – 20.2%		28,955

Health Care

Biotechnology – 2.4%
Amgen, Inc.:
2.650%, 5-11-22	100	102
3.625%, 5-22-24	466	503
2.300%, 2-25-31	433	427
4.400%, 5-1-45	340	394
4.663%, 6-15-51	300	364
Biogen, Inc., 3.150%, 5-1-50	100	92
Gilead Sciences, Inc.:
3.500%, 2-1-25	260	282
4.750%, 3-1-46	393	475
4.150%, 3-1-47	451	501
2.800%, 10-1-50	300	267
Regeneron Pharmaceuticals, Inc., 2.800%, 9-15-50	155	134

		3,541

Health Care Equipment – 1.2%
Abbott Laboratories:
3.750%, 11-30-26	88	99
4.900%, 11-30-46	490	638
Becton Dickinson & Co.:
3.363%, 6-6-24	235	252
3.794%, 5-20-50	336	357
Boston Scientific Corp., 2.650%, 6-1-30	100	101
DH Europe Finance II S.a.r.l., 3.250%, 11-15-39	105	107
Zimmer Holdings, Inc., 3.550%, 4-1-25	150	163

		1,717

Health Care Services – 1.4%
Cigna Corp.:
3.750%, 7-15-23	374	400
4.800%, 8-15-38	624	746
4.900%, 12-15-48	378	463
CVS Caremark Corp., 3.875%, 7-20-25	325	359

		1,968

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Health Care Supplies – 0.4%
Cigna Corp., 4.125%, 11-15-25	$182	$203
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
3.500%, 3-15-25	90	99
4.375%, 3-15-35	250	300

		602

Life Sciences Tools & Services – 0.4%
Thermo Fisher Scientific, Inc., 4.133%, 3-25-25	500	555

Managed Health Care – 1.2%
Anthem, Inc.:
3.650%, 12-1-27	340	375
4.101%, 3-1-28	200	225
4.375%, 12-1-47	200	231
UnitedHealth Group, Inc.:
3.700%, 8-15-49	350	380
3.125%, 5-15-60	500	491

		1,702

Pharmaceuticals – 7.0%
AbbVie, Inc.:
2.900%, 11-6-22	465	482
3.750%, 11-14-23	250	269
2.600%, 11-21-24	250	264
3.800%, 3-15-25	250	273
3.600%, 5-14-25	300	327
3.200%, 5-14-26	240	259
2.950%, 11-21-26	100	107
4.250%, 11-14-28	500	570
3.200%, 11-21-29	250	266
4.500%, 5-14-35	150	176
4.050%, 11-21-39	250	280
4.700%, 5-14-45	150	178
4.450%, 5-14-46	282	325
4.875%, 11-14-48	100	120
Bristol-Myers Squibb Co.:
0.537%, 11-13-23	250	250
0.750%, 11-13-25	350	344
3.450%, 11-15-27	350	385
4.125%, 6-15-39	250	291
4.250%, 10-26-49	500	589
Eli Lilly and Co., 3.375%, 3-15-29	436	480
Johnson & Johnson:
0.550%, 9-1-25	500	496
0.950%, 9-1-27	500	486
Merck & Co., Inc.:
2.750%, 2-10-25	295	315
3.400%, 3-7-29	500	552
1.450%, 6-24-30	350	333
Mylan N.V., 5.250%, 6-15-46	429	505
Pfizer, Inc., 2.700%, 5-28-50	480	449
Walgreens Boots Alliance, Inc., 3.450%, 6-1-26	600	646

		10,017

Total Health Care – 14.0%		20,102

2021	SEMIANNUAL REPORT	31

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrials

Aerospace & Defense – 4.4%
Boeing Co. (The):
4.508%, 5-1-23	$105	$112
1.950%, 2-1-24(B)	350	359
4.875%, 5-1-25	100	111
2.700%, 2-1-27	500	508
5.040%, 5-1-27(B)	320	365
3.200%, 3-1-29	100	101
5.150%, 5-1-30	650	749
5.705%, 5-1-40(B)	240	294
3.750%, 2-1-50	500	479
5.805%, 5-1-50	500	629
General Dynamics Corp., 3.250%, 4-1-25	450	487
Lockheed Martin Corp., 3.550%, 1-15-26	230	254
Northrop Grumman Corp.:
4.400%, 5-1-30	250	288
4.030%, 10-15-47	280	311
United Technologies Corp.:
3.950%, 8-16-25	460	511
4.500%, 6-1-42	301	359
4.625%, 11-16-48	355	425

		6,342

Agricultural & Farm Machinery – 0.1%
John Deere Capital Corp., 0.450%, 1-17-24	150	150

Air Freight & Logistics – 0.7%
FedEx Corp.:
4.250%, 5-15-30	100	114
5.250%, 5-15-50	300	384
United Parcel Service, Inc., 5.300%, 4-1-50	400	543

		1,041

Airlines – 0.3%
Southwest Airlines Co.:
5.250%, 5-4-25	170	193
5.125%, 6-15-27	170	196

		389

Building Products – 0.6%
Carrier Global Corp.:
2.242%, 2-15-25	250	259
2.493%, 2-15-27	125	129
2.722%, 2-15-30	171	172
2.700%, 2-15-31	240	240

		800

Construction Machinery & Heavy Trucks – 0.3%
Caterpillar, Inc., 2.600%, 4-9-30	470	481

Industrial Conglomerates – 2.2%
GE Capital International Funding Co.:
3.373%, 11-15-25	200	217
4.418%, 11-15-35	600	687
General Electric Capital Corp.:
6.750%, 3-15-32	350	468
5.875%, 1-14-38	860	1,113

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Industrial Conglomerates (Continued)
General Electric Co., 6.875%, 1-10-39	$170	$239
Honeywell International, Inc., 2.800%, 6-1-50	460	436

		3,160

Railroads – 0.4%
Norfolk Southern Corp., 3.050%, 5-15-50	180	171
Union Pacific Corp.:
3.250%, 2-5-50	100	98
3.839%, 3-20-60	200	213

		482

Total Industrials – 9.0%		12,845

Information Technology

Application Software – 0.8%
Adobe, Inc., 2.300%, 2-1-30	300	303
Citrix Systems, Inc., 4.500%, 12-1-27	100	114
NVIDIA Corp., 3.500%, 4-1-50	350	370
salesforce.com, Inc., 3.700%, 4-11-28	307	343

		1,130

Communications Equipment – 0.1%
Cisco Systems, Inc., 5.500%, 1-15-40	156	211

Data Processing & Outsourced Services – 2.9%
Fidelity National Information Services, Inc., 1.150%, 3-1-26	340	334
Fiserv, Inc.:
3.200%, 7-1-26	137	148
3.500%, 7-1-29	10	11
2.650%, 6-1-30	165	166
4.400%, 7-1-49	450	519
Global Payments, Inc.:
2.650%, 2-15-25	150	157
3.200%, 8-15-29	200	211
MasterCard, Inc., 3.300%, 3-26-27	260	286
PayPal Holdings, Inc.:
2.650%, 10-1-26	442	468
2.300%, 6-1-30	370	366
Visa, Inc.:
2.800%, 12-14-22	280	291
3.150%, 12-14-25	150	164
2.700%, 4-15-40	500	490
4.300%, 12-14-45	313	377
2.000%, 8-15-50	162	131

		4,119

IT Consulting & Other Services – 1.1%
International Business Machines Corp.:
2.850%, 5-13-22	200	206
3.000%, 5-15-24	118	127
3.300%, 5-15-26	150	163
3.500%, 5-15-29	419	456
4.150%, 5-15-39	500	566

		1,518

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Semiconductors – 3.5%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.):
3.875%, 1-15-27	$384	$417
3.500%, 1-15-28	500	531
Broadcom, Inc.:
3.150%, 11-15-25	500	533
4.250%, 4-15-26	500	555
4.110%, 9-15-28	500	546
Intel Corp.:
3.400%, 3-25-25(A)	150	163
3.900%, 3-25-30	100	114
3.734%, 12-8-47	689	742
4.950%, 3-25-60	300	385
Micron Technology, Inc., 2.497%, 4-24-23	150	156
QUALCOMM, Inc.:
3.250%, 5-20-27	210	229
2.150%, 5-20-30	350	347
4.300%, 5-20-47	260	306

		5,024

Systems Software – 4.9%
Microsoft Corp.:
2.000%, 8-8-23	150	155
2.875%, 2-6-24	350	373
3.125%, 11-3-25	585	638
2.400%, 8-8-26	280	296
3.300%, 2-6-27	250	276
4.100%, 2-6-37	450	532
3.700%, 8-8-46	420	471
2.675%, 6-1-60	500	459
Oracle Corp.:
2.500%, 5-15-22	300	306
2.500%, 10-15-22	350	361
2.400%, 9-15-23	642	668
2.500%, 4-1-25	300	315
2.650%, 7-15-26	530	556
2.800%, 4-1-27	300	316
3.250%, 11-15-27	280	301
2.950%, 4-1-30	355	366
3.850%, 4-1-60	500	490
ServiceNow, Inc., 1.400%, 9-1-30	200	181

		7,060

Technology Hardware, Storage & Peripherals – 4.7%
Apple, Inc.:
2.850%, 2-23-23	150	157
2.400%, 5-3-23	400	418
3.450%, 5-6-24	150	163
2.850%, 5-11-24	300	320
3.250%, 2-23-26	150	164
3.350%, 2-9-27	348	382
3.200%, 5-11-27	200	218
2.900%, 9-12-27	643	693
3.000%, 11-13-27	150	163
1.250%, 8-20-30	500	462
3.850%, 5-4-43	150	170
3.450%, 2-9-45	500	531
4.650%, 2-23-46	235	292
3.750%, 11-13-47	300	329

32	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 BOND INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Technology Hardware, Storage & Peripherals (Continued)
2.400%, 8-20-50	$350	$302
2.650%, 2-8-51	350	320
2.550%, 8-20-60	350	301
2.800%, 2-8-61	350	314
Hewlett Packard Enterprise Co.,
6.350%, 10-15-45(B)	520	678
HP, Inc.,
6.000%, 9-15-41	300	378

		6,755

Total Information Technology – 18.0%		25,817

Materials

Commodity Chemicals – 0.3%
LYB International Finance III LLC (GTD by LyondellBasell Industries N.V.),
3.625%, 4-1-51	235	232
LyondellBasell Industries N.V.,
4.625%, 2-26-55	217	241

		473

Diversified Chemicals – 1.0%
Dow Chemical Co. (The),
4.375%, 11-15-42	300	341
DowDuPont, Inc.:
4.205%, 11-15-23	562	610
4.493%, 11-15-25	270	305
5.419%, 11-15-48	110	142

		1,398

Industrial Gases – 0.3%
Air Products and Chemicals, Inc.,
2.800%, 5-15-50	415	384

Paper Packaging – 0.1%
International Paper Co.,
4.350%, 8-15-48	100	115

Total Materials – 1.7%		2,370

CORPORATE DEBT SECURITIES (Continued)	Principal	Value
Real Estate

Industrial REITs – 0.3%
Prologis L.P.,
1.250%, 10-15-30	$442	$401

Office REITs – 0.3%
Alexandria Real Estate Equities, Inc.,
2.000%, 5-18-32	335	311
Boston Properties L.P.,
3.650%, 2-1-26	150	164

		475

Retail REITs – 0.3%
Simon Property Group L.P.,
2.450%, 9-13-29	450	446

Specialized REITs – 1.0%
American Tower Corp.,
3.800%, 8-15-29	570	621
Crown Castle International Corp.:
1.050%, 7-15-26	350	339
3.250%, 1-15-51	183	168
Equinix, Inc.,
2.150%, 7-15-30	320	304

		1,432

Total Real Estate—1.9%		2,754

Utilities

Electric Utilities – 1.3%
Duke Energy Corp.,
2.650%, 9-1-26	246	257
Exelon Corp.:
2.500%, 6-1-22(B)	311	321
4.050%, 4-15-30	120	134
NextEra Energy Capital Holdings, Inc. (GTD by NextEra Energy, Inc.):
2.900%, 4-1-22	100	102
2.750%, 5-1-25	256	271
Southern California Edison Co.,

CORPORATE DEBT SECURITIES (Continued)	Principal	Value

Electric Utilities (Continued)
3.700%, 8-1-25	$286	$312
Southern Co. (The):
3.250%, 7-1-26	100	107
3.700%, 4-30-30	195	211
4.400%, 7-1-46	100	111

		1,826

Multi-Utilities – 0.7%
Berkshire Hathaway Energy Co.,
6.125%, 4-1-36	230	310
Dominion Energy, Inc.,
3.375%, 4-1-30	185	197
NiSource, Inc.,
1.700%, 2-15-31	337	312
Sempra Energy,
3.400%, 2-1-28	150	161

		980

Total Utilities – 2.0%		2,806

TOTAL CORPORATE DEBT SECURITIES – 98.7%		$141,266
(Cost: $138,596)

SHORT-TERM SECURITIES	Shares
Money Market Funds(C) – 0.4%
State Street Institutional U.S. Government Money Market Fund—Premier Class, 0.040%	614	614

TOTAL SHORT-TERM SECURITIES – 0.4%		$614
(Cost: $614)

TOTAL INVESTMENT SECURITIES – 99.1%		$141,880
(Cost: $139,210)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		1,309

NET ASSETS – 100.0%		$143,189

Notes to Schedule of Investments

(A)	All or a portion of securities with an aggregate value of $538 are on loan.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at March 31, 2021.

(C)	Rate shown is the annualized 7-day yield at March 31, 2021.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$141,266	$—
Short-Term Securities	614	—	—
Total	$614	$141,266	$—

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	33

PORTFOLIO HIGHLIGHTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

ALL DATA IS AS OF MARCH 31, 2021 (UNAUDITED)

Asset Allocation

Stocks	99.7%
Industrials	20.6%
Consumer Staples	19.1%
Materials	12.3%
Financials	11.3%
Health Care	10.1%
Consumer Discretionary	9.0%
Real Estate	4.8%
Utilities	4.4%
Information Technology	3.3%
Energy	3.3%
Communication Services	1.5%
Cash and Other Assets (Net of Liabilities)	0.3%

Top 10 Equity Holdings
Company	Sector	Industry
Nucor Corp.	Materials	Steel
People’s United Financial, Inc.	Financials	Regional Banks
Caterpillar, Inc.	Industrials	Construction Machinery & Heavy Trucks
General Dynamics Corp.	Industrials	Aerospace & Defense
Cincinnati Financial Corp.	Financials	Property & Casualty Insurance
Exxon Mobil Corp.	Energy	Oil & Gas Exploration & Production
A. O. Smith Corp.	Industrials	Building Products
Automatic Data Processing, Inc.	Information Technology	Data Processing & Outsourced Services
Walgreen Co.	Consumer Staples	Drug Retail
Expeditors International of Washington, Inc.	Industrials	Air Freight & Logistics

See your advisor or www.ivyinvestments.com for more information on the Fund’s most recently published Top 10 Equity Holdings.

34	SEMIANNUAL REPORT	2021

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Integrated Telecommunication Services – 1.5%
AT&T, Inc.	206	$6,230

Total Communication Services – 1.5%		6,230

Consumer Discretionary

Apparel, Accessories & Luxury Goods – 1.3%
V.F. Corp.	71	5,675

Distributors – 1.6%
Genuine Parts Co.	59	6,771

General Merchandise Stores – 1.5%
Target Corp.	31	6,145

Home Furnishings – 1.5%
Leggett & Platt, Inc.	135	6,151

Home Improvement Retail – 1.6%
Lowe’s Co., Inc.	35	6,568

Restaurants – 1.5%
McDonalds Corp.	28	6,255

Total Consumer Discretionary – 9.0%		37,565

Consumer Staples

Agricultural Products – 1.5%
Archer Daniels Midland Co.	113	6,425

Distillers & Vintners – 1.4%
Brown-Forman Corp., Class B	82	5,638

Drug Retail – 1.7%
Walgreen Co.	125	6,889

Food Distributors – 2.9%
McCormick & Co., Inc.	65	5,779
Sysco Corp.	79	6,235

		12,014

Household Products – 5.8%
Clorox Co. (The)	29	5,676
Colgate-Palmolive Co.	76	6,003
Kimberly-Clark Corp.	45	6,263
Procter & Gamble Co. (The)	46	6,203

		24,145

Hypermarkets & Super Centers – 1.3%
Wal-Mart Stores, Inc.	41	5,527

Packaged Foods & Meats – 1.5%
Hormel Foods Corp.	131	6,265

Soft Drinks – 3.0%
Coca-Cola Co. (The)	123	6,472
PepsiCo, Inc.	43	6,078

		12,550

Total Consumer Staples – 19.1%		79,453

COMMON STOCKS (Continued)	Shares	Value

Energy

Integrated Oil & Gas – 1.6%
Chevron Corp.	65	$6,802

Oil & Gas Exploration & Production – 1.7%
Exxon Mobil Corp.	126	7,009

Total Energy – 3.3%		13,811

Financials

Asset Management & Custody Banks – 3.2%
Franklin Resources, Inc.	225	6,658
T. Rowe Price Group, Inc.	38	6,541

		13,199

Financial Exchanges & Data – 1.6%
S&P Global, Inc.	19	6,668

Life & Health Insurance – 1.6%
Aflac, Inc.	128	6,563

Property & Casualty Insurance – 3.1%
Chubb Ltd.	39	6,166
Cincinnati Financial Corp.	68	7,030

		13,196

Regional Banks – 1.8%
People’s United Financial, Inc.	424	7,591

Total Financials—11.3%		47,217

Health Care

Biotechnology – 1.4%
AbbVie, Inc.	54	5,813

Health Care Distributors – 1.6%
Cardinal Health, Inc.	107	6,530

Health Care Equipment – 4.3%
Abbott Laboratories	53	6,324
Becton Dickinson & Co.	23	5,595
Medtronic plc	51	6,033

		17,952

Health Care Supplies – 1.4%
West Pharmaceutical Services, Inc.	20	5,591

Pharmaceuticals – 1.4%
Johnson & Johnson	36	5,984

Total Health Care – 10.1%		41,870

Industrials

Aerospace & Defense – 1.7%
General Dynamics Corp.	39	7,076

Air Freight & Logistics – 1.7%
Expeditors International of Washington, Inc.	63	6,838

Building Products – 1.7%
A. O. Smith Corp.	103	6,970

COMMON STOCKS (Continued)	Shares	Value

Construction Machinery & Heavy Trucks – 1.7%
Caterpillar, Inc.	31	$7,193

Diversified Support Services – 1.5%
Cintas Corp.	18	6,263

Electrical Components & Equipment – 1.5%
Emerson Electric Co.	71	6,416

Industrial Conglomerates – 3.0%
3M Co.	35	6,787
Roper Industries, Inc.	14	5,729

		12,516

Industrial Machinery – 6.3%
Dover Corp.	48	6,516
Illinois Tool Works, Inc.	29	6,483
Pentair, Inc.	103	6,400
Stanley Black & Decker, Inc.	34	6,785

		26,184

Trading Companies & Distributors – 1.5%
W.W. Grainger, Inc.	15	6,067

Total Industrials – 20.6%		85,523

Information Technology

Data Processing & Outsourced Services – 1.7%
Automatic Data Processing, Inc.	37	6,928

IT Consulting & Other Services – 1.6%
International Business Machines Corp.	50	6,690

Total Information Technology – 3.3%		13,618

Materials

Industrial Gases – 3.0%
Air Products and Chemicals, Inc.	21	5,908
Linde plc	24	6,633

		12,541

Paper Packaging – 1.5%
Amcor plc	537	6,271

Specialty Chemicals – 5.7%
Albemarle Corp.	34	5,008
Ecolab, Inc.	28	6,001
PPG Industries, Inc.	43	6,491
Sherwin-Williams Co. (The)	8	6,003

		23,503

Steel – 2.1%
Nucor Corp.	109	8,725

Total Materials – 12.3%		51,040

Real Estate

Residential REITs – 1.6%
Essex Property Trust, Inc.	24	6,648

2021	SEMIANNUAL REPORT	35

SCHEDULE OF INVESTMENTS	IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND (in thousands)

MARCH 31, 2020 (UNAUDITED)

COMMON STOCKS (Continued)	Shares	Value
Retail REITs – 3.2%
Federal Realty Investment Trust	67	$6,823
Realty Income Corp.	100	6,319

		13,142

Total Real Estate – 4.8%		19,790

COMMON STOCKS (Continued)	Shares	Value
Utilities

Electric Utilities – 1.3%
NextEra Energy, Inc.	71	$5,346

Gas Utilities – 1.6%
Atmos Energy Corp.	67	6,606

Multi-Utilities – 1.5%
Consolidated Edison, Inc.	87	6,471

Total Utilities – 4.4%		18,423

TOTAL COMMON STOCKS – 99.7%		$414,540

Value
(Cost: $299,724)

TOTAL INVESTMENT SECURITIES – 99.7%	$414,540
(Cost: $299,724)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%	1,151

NET ASSETS – 100.0%	$415,691

Notes to Schedule of Investments

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of March 31, 2021. See Note 3 to the Financial Statements for further information regarding fair value measurement.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$414,540	$—	$—
Total	$414,540	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

36	SEMIANNUAL REPORT	2021

STATEMENTS OF ASSETS AND LIABILITIES	IVY FUNDS

AS OF MARCH 31, 2021 (UNAUDITED)

(In thousands, except per share amounts)	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund		Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
ASSETS
Investments in unaffiliated securities at value+^	$37,386		$81,407		$96,692		$141,880		$414,540
Investments at Value	37,386		81,407		96,692		141,880		414,540
Cash denominated in foreign currencies at value+	—		59		—		—		—
Restricted cash	247		—		—		—		—
Investment securities sold receivable	1,945		—		499		8,076		1,797
Dividends and interest receivable	555		194		172		1,301		821
Capital shares sold receivable	15		28		15		157		180
Receivable from affiliates	121		240		103		123		257
Receivable from securities lending income – net	—		1		—	*	—	*	—
Variation margin receivable	43		—		—		—		—
Prepaid and other assets	50		42		52		55		69
Total Assets	40,362		81,971		97,533		151,592		417,664

LIABILITIES
Cash collateral on securities loaned at value	—		979		531		—		—
Investment securities purchased payable	2,074		—		—		8,209		—
Capital shares redeemed payable	25		48		99		64		479
Independent Trustees and Chief Compliance Officer fees payable	1		2		2		2		7
Overdraft due to custodian	—	*	40		394		—		1,333
Distribution and service fees payable	—	*	—	*	—	*	—	*	—	*
Shareholder servicing payable	7		13		19		26		57
Investment management fee payable	1		1		1		1		4
Accounting services fee payable	2		4		4		5		11
Other liabilities	34		51		43		96		82
Total Liabilities	2,144		1,138		1,093		8,403		1,973
Total Net Assets	$38,218		$80,833		$96,440		$143,189		$415,691

NET ASSETS
Capital paid in (shares authorized – unlimited)	$43,471		$51,356		$83,083		$138,818		$301,896
Accumulated earnings gain (loss)	(5,253)		29,477		13,357		4,371		113,795
Total Net Assets	$38,218		$80,833		$96,440		$143,189		$415,691

CAPITAL SHARES OUTSTANDING:
Class A	354		1,533		198		469		327
Class E	118		151		113		187		236
Class I	3,586		3,831		6,472		13,067		22,374
Class N	N/A		N/A		1,221		N/A		5,784
Class R	103		N/A		N/A		105		83

NET ASSET VALUE PER SHARE:
Class A	$9.18		$14.66		$12.05		$10.34		$14.43
Class E	$9.18		$14.66		$12.04		$10.36		$14.43
Class I	$9.18		$14.66		$12.05		$10.36		$14.43
Class N	N/A		N/A		$12.05		N/A		$14.43
Class R	$9.18		N/A		N/A		$10.35		$14.42

+COST
Investments in unaffiliated securities at cost	$36,643		$52,987		$70,916		$139,210		$299,724
Cash denominated in foreign currencies at cost	—		1,039		—		—		—
^Securities loaned at value	—		1,206		520		538		—

* Not shown due to rounding.

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	37

STATEMENTS OF OPERATIONS	IVY FUNDS

FOR THE SIX MONTHS ENDED MARCH 31, 2021 (UNAUDITED)

(In thousands)	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund	Ivy ProShares Russell 2000 Dividend Growers Index Fund		Ivy ProShares S&P 500 Bond Index Fund	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
INVESTMENT INCOME
Dividends from unaffiliated securities	$—		$700	$1,207		$—	$5,396
Foreign dividend withholding tax	—		(35)	—		—	—
Interest and amortization from unaffiliated securities	1,036		— *	—	*	1,938	—	*
Securities lending income – net	—		2	2		1	—
Total Investment Income	1,036		667	1,209		1,939	5,396

EXPENSES
Investment management fee	94		177	179		144	708
Distribution and service fees:
Class A	4		27	2		6	5
Class E	1		2	2		2	4
Class R	3		N/A	N/A		3	3
Shareholder servicing:
Class A	1		10	1		2	2
Class E	—	*	1	1		1	3
Class I	28		48	71		117	265
Class N	N/A		N/A	—	*	N/A	4
Class R	1		N/A	N/A		1	1
Registration fees	36		35	36		39	46
Custodian fees	1		26	5		4	11
Independent Trustees and Chief Compliance Officer fees	4		26	4		12	11
Accounting services fee	13		21	24		33	66
Professional fees	23		26	18		20	21
Third-party valuation service fees	11		77	—		—	—
Listing, data and related fees	12		22	30		15	90
Other	20		24	23		25	37
Total Expenses	252		522	396		424	1,277
Less:
Expenses in excess of limit	(121)		(238)	(102)		(123)	(257)
Total Net Expenses	131		284	294		301	1,020
Net Investment Income	905		383	915		1,638	4,376

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated securities	263		1,582	2,929		1,960	11,031
Futures contracts	287		—	—		—	—
Foreign currency exchange transactions	—		1	—		—	—
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	838		12,140	25,684		(7,246)	60,522
Futures contracts	476		—	—		—	—
Foreign currency exchange transactions	—		(1)	—		—	—
Net Realized and Unrealized Gain (Loss)	1,864		13,722	28,613		(5,286)	71,553
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,769		$14,105	$29,528		$(3,648)	$75,929

*Not shown due to rounding.

See Accompanying Notes to Financial Statements.

38	SEMIANNUAL REPORT	2021

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares Interest Rate Hedged High Yield Index Fund		Ivy ProShares MSCI ACWI Index Fund		Ivy ProShares Russell 2000 Dividend Growers Index Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$905	$2,620	$383	$1,534	$915	$2,199
Net realized gain (loss) on investments	550	(3,274)	1,583	5,516	2,929	(12,718)
Net change in unrealized appreciation (depreciation)	1,314	(674)	12,139	6,163	25,684	(10,872)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,769	(1,328)	14,105	13,213	29,528	(21,391)

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(75)	(172)	(856)	(279)	(20)	(34)
Class E	(26)	(66)	(85)	(28)	(13)	(23)
Class I	(807)	(2,561)	(2,245)	(980)	(809)	(1,820)
Class N	—	(50)	—	(575)	(147)	(473)
Class R	(19)	(49)	—	(21)	—	(10)
Total Distributions to Shareholders	(927)	(2,898)	(3,186)	(1,883)	(989)	(2,360)
Capital Share Transactions	(1,473)	(18,199)	(6,955)	(46,832)	(8,676)	(29,825)
Net Increase (Decrease) in Net Assets	369	(22,425)	3,964	(35,502)	19,863	(53,576)
Net Assets, Beginning of Period	37,849	60,274	76,869	112,371	76,577	130,153
Net Assets, End of Period	$38,218	$37,849	$80,833	$76,869	$96,440	$76,577

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	39

STATEMENTS OF CHANGES IN NET ASSETS	IVY FUNDS

	Ivy ProShares S&P 500 Bond Index Fund		Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
(In thousands)	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20	Six months ended 3-31-21 (Unaudited)	Year ended 9-30-20
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$1,638	$3,715	$4,376	$8,640
Net realized gain on investments	1,960	4,263	11,031	9,551
Net change in unrealized appreciation (depreciation)	(7,246)	2,488	60,522	(4,620)
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,648)	10,466	75,929	13,571

Distributions to Shareholders From:
Accumulated earnings:
(combined net investment income and net realized gains)
Class A	(181)	(105)	(221)	(90)
Class E	(75)	(41)	(163)	(76)
Class I	(5,183)	(3,661)	(17,067)	(10,009)
Class N	—	(28)	(4,445)	(2,737)
Class R	(40)	(23)	(59)	(28)
Total Distributions to Shareholders	(5,479)	(3,858)	(21,955)	(12,940)
Capital Share Transactions	7,834	786	(23,394)	(8,483)
Net Increase (Decrease) in Net Assets	(1,293)	7,394	30,580	(7,852)
Net Assets, Beginning of Period	144,482	137,088	385,111	392,963
Net Assets, End of Period	$143,189	$144,482	$415,691	$385,111

See Accompanying Notes to Financial Statements.

40	SEMIANNUAL REPORT	2021

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2021	SEMIANNUAL REPORT	41

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES INTEREST RATE HEDGED HIGH YIELD INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$8.74	$0.21	$0.44	$0.65	$(0.21)	$—	$(0.21)
Year ended 9-30-2020	9.44	0.47	(0.65)	(0.18)	(0.52)	—	(0.52)
Year ended 9-30-2019	10.05	0.54	(0.54)	0.00 *	(0.51)	(0.10)	(0.61)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(4)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	8.75	0.21	0.44	0.65	(0.22)	—	(0.22)
Year ended 9-30-2020	9.44	0.48	(0.65)	(0.17)	(0.52)	—	(0.52)
Year ended 9-30-2019	10.05	0.54	(0.54)	0.00 *	(0.51)	(0.10)	(0.61)
Year ended 9-30-2018	10.07	0.50	0.01	0.51	(0.48)	(0.05)	(0.53)
Year ended 9-30-2017(4)	10.00	0.20	0.01	0.21	(0.14)	—	(0.14)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	8.75	0.22	0.43	0.65	(0.22)	—	(0.22)
Year ended 9-30-2020	9.44	0.50	(0.65)	(0.15)	(0.54)	—	(0.54)
Year ended 9-30-2019	10.05	0.56	(0.54)	0.02	(0.53)	(0.10)	(0.63)
Year ended 9-30-2018	10.07	0.53	0.00 *	0.53	(0.50)	(0.05)	(0.55)
Year ended 9-30-2017(4)	10.00	0.22	0.00 *	0.22	(0.15)	—	(0.15)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	8.75	0.18	0.44	0.62	(0.19)	—	(0.19)
Year ended 9-30-2020	9.44	0.43	(0.65)	(0.22)	(0.47)	—	(0.47)
Year ended 9-30-2019	10.05	0.49	(0.54)	(0.05)	(0.46)	(0.10)	(0.56)
Year ended 9-30-2018	10.07	0.46	0.00 *	0.46	(0.43)	(0.05)	(0.48)
Year ended 9-30-2017(4)	10.00	0.18	0.01	0.19	(0.12)	—	(0.12)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

42	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$9.18	7.54%	$3	0.90	%(5)	4.60	%(5)	1.42	%(5)	4.08	%(5)	28%
Year ended 9-30-2020	8.74	-1.89	3	0.90		5.30		1.25		4.95		39
Year ended 9-30-2019	9.44	0.15	3	0.90		5.60		1.16		5.34		50
Year ended 9-30-2018	10.05	5.21	3	0.90		5.04		1.30		4.64		33
Year ended 9-30-2017(4)	10.07	2.15	3	0.90	(5)	4.51	(5)	1.00	(5)	4.41	(5)	27	(6)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	9.18	7.47	1	0.81	(5)	4.69	(5)	1.45	(5)	4.05	(5)	28
Year ended 9-30-2020	8.75	-1.76	1	0.88		5.33		1.30		4.91		39
Year ended 9-30-2019	9.44	0.15	1	0.90		5.60		1.19		5.31		50
Year ended 9-30-2018	10.05	5.21	1	0.90		5.04		1.26		4.68		33
Year ended 9-30-2017(4)	10.07	2.15	1	0.90	(5)	4.51	(5)	0.98	(5)	4.43	(5)	27	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	9.18	7.55	33	0.65	(5)	4.86	(5)	1.31	(5)	4.20	(5)	28
Year ended 9-30-2020	8.75	-1.52	33	0.65		5.55		1.15		5.05		39
Year ended 9-30-2019	9.44	0.39	54	0.65		5.85		1.05		5.45		50
Year ended 9-30-2018	10.05	5.48	40	0.65		5.31		1.17		4.79		33
Year ended 9-30-2017(4)	10.07	2.24	15	0.65	(5)	4.86	(5)	0.89	(5)	4.62	(5)	27	(6)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	9.18	7.13	1	1.47	(5)	4.03	(5)	1.95	(5)	3.55	(5)	28
Year ended 9-30-2020	8.75	-2.31	1	1.40		4.80		1.72		4.48		39
Year ended 9-30-2019	9.44	-0.33	1	1.39		5.11		1.62		4.88		50
Year ended 9-30-2018	10.05	4.70	1	1.37		4.57		1.71		4.23		33
Year ended 9-30-2017(4)	10.07	1.95	1	1.37	(5)	4.04	(5)	1.46	(5)	3.95	(5)	27	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	43

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES MSCI ACWI INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$12.77	$0.06	$2.40	$2.46	$(0.12)	$(0.45)		$(0.57)
Year ended 9-30-2020	11.77	0.14	1.05	1.19	(0.19)	—		(0.19)
Year ended 9-30-2019	11.81	0.19	(0.06)	0.13	(0.17)	—		(0.17)
Year ended 9-30-2018	10.92	0.17	0.84	1.01	(0.12)	—	*	(0.12)
Year ended 9-30-2017(4)	10.00	0.09	0.86	0.95	(0.03)	—		(0.03)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	12.77	0.07	2.41	2.48	(0.14)	(0.45)		(0.59)
Year ended 9-30-2020	11.77	0.17	1.04	1.21	(0.21)	—		(0.21)
Year ended 9-30-2019	11.81	0.21	(0.07)	0.14	(0.18)	—		(0.18)
Year ended 9-30-2018	10.92	0.19	0.84	1.03	(0.14)	—	*	(0.14)
Year ended 9-30-2017(4)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	12.77	0.07	2.41	2.48	(0.14)	(0.45)		(0.59)
Year ended 9-30-2020	11.77	0.17	1.05	1.22	(0.22)	—		(0.22)
Year ended 9-30-2019	11.81	0.22	(0.07)	0.15	(0.19)	—		(0.19)
Year ended 9-30-2018	10.92	0.20	0.84	1.04	(0.15)	—	*	(0.15)
Year ended 9-30-2017(4)	10.00	0.09	0.87	0.96	(0.04)	—		(0.04)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

44	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$14.66	19.56%	$23	0.89	%(5)	0.81	%(5)	1.45	%(5)	0.25	%(5)	7%
Year ended 9-30-2020	12.77	10.23	19	0.89		1.20		1.36		0.73		22
Year ended 9-30-2019	11.77	1.14	16	0.90		1.66		1.28		1.28		28
Year ended 9-30-2018	11.81	9.27	14	0.90		1.48		1.24		1.14		39
Year ended 9-30-2017(4)	10.92	9.50	10	0.90	(5)	1.79	(5)	1.31	(5)	1.38	(5)	51	(6)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	14.66	19.66	2	0.70	(5)	1.00	(5)	1.49	(5)	0.21	(5)	7
Year ended 9-30-2020	12.77	10.45	2	0.70		1.39		1.35		0.74		22
Year ended 9-30-2019	11.77	1.21	2	0.74		1.82		1.26		1.30		28
Year ended 9-30-2018	11.81	9.53	1	0.75		1.61		1.18		1.18		39
Year ended 9-30-2017(4)	10.92	9.56	1	0.75	(5)	1.95	(5)	1.28	(5)	1.42	(5)	51	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	14.66	19.70	56	0.65	(5)	1.03	(5)	1.27	(5)	0.41	(5)	7
Year ended 9-30-2020	12.77	10.51	56	0.65		1.45		1.18		0.92		22
Year ended 9-30-2019	11.77	1.31	52	0.65		1.90		1.11		1.44		28
Year ended 9-30-2018	11.81	9.64	51	0.65		1.76		1.09		1.32		39
Year ended 9-30-2017(4)	10.92	9.60	26	0.65	(5)	1.95	(5)	1.18	(5)	1.42	(5)	51	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	45

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES RUSSELL 2000 DIVIDEND GROWERS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Distributions From Return of Capital	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$8.70	$0.10	$3.36	$3.46	$(0.11)	$—		$—	$(0.11)
Year ended 9-30-2020	10.97	0.19	(2.26)	(2.07)	(0.20)	—		—	(0.20)
Year ended 9-30-2019	10.97	0.19	0.06	0.25	(0.18)	(0.07)		—	(0.25)
Year ended 9-30-2018	10.44	0.16	0.51	0.67	(0.14)	—	*	—	(0.14)
Year ended 9-30-2017(4)	10.00	0.07	0.39	0.46	(0.02)	—		—	(0.02)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	8.69	0.11	3.36	3.47	(0.12)	—		—	(0.12)
Year ended 9-30-2020	10.97	0.21	(2.27)	(2.06)	(0.22)	—		—	(0.22)
Year ended 9-30-2019	10.97	0.21	0.05	0.26	(0.19)	(0.07)		—	(0.26)
Year ended 9-30-2018	10.44	0.17	0.51	0.68	(0.15)	—	*	—	(0.15)
Year ended 9-30-2017(4)	10.00	0.07	0.39	0.46	(0.02)	—		—	(0.02)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	8.70	0.11	3.36	3.47	(0.12)	—		—	(0.12)
Year ended 9-30-2020	10.98	0.21	(2.27)	(2.06)	(0.22)	—		—	(0.22)
Year ended 9-30-2019	10.97	0.22	0.06	0.28	(0.20)	(0.07)		—	(0.27)
Year ended 9-30-2018	10.44	0.19	0.51	0.70	(0.17)	—	*	—	(0.17)
Year ended 9-30-2017(4)	10.00	0.09	0.37	0.46	(0.02)	—		—	(0.02)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	8.70	0.11	3.36	3.47	(0.12)	—		—	(0.12)
Year ended 9-30-2020	10.98	0.21	(2.26)	(2.05)	(0.23)	—		—	(0.23)
Year ended 9-30-2019	10.97	0.22	0.06	0.28	(0.20)	(0.07)		—	(0.27)
Year ended 9-30-2018	10.44	0.20	0.50	0.70	(0.17)	—	*	—	(0.17)
Year ended 9-30-2017(4)	10.00	0.09	0.37	0.46	(0.02)	—		—	(0.02)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

46	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$12.05	39.86%	$2	0.88	%(5)	1.81	%(5)	1.08	%(5)	1.61	%(5)	10%
Year ended 9-30-2020	8.70	-19.03	2	0.88		1.89		1.08		1.69		71
Year ended 9-30-2019	10.97	2.31	2	0.90		1.72		1.12		1.50		30
Year ended 9-30-2018	10.97	6.52	1	0.90		1.55		0.91		1.54		36
Year ended 9-30-2017(4)	10.44	4.55	1	0.90	(5)	1.48	(5)	1.05	(5)	1.33	(5)	12	(6)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	12.04	40.01	1	0.71	(5)	1.98	(5)	1.09	(5)	1.60	(5)	10
Year ended 9-30-2020	8.69	-18.97	1	0.71		2.08		1.04		1.75		71
Year ended 9-30-2019	10.97	2.48	1	0.73		1.93		0.96		1.70		30
Year ended 9-30-2018	10.97	6.63	1	0.79		1.67		0.91		1.54		36
Year ended 9-30-2017(4)	10.44	4.60	1	0.80	(5)	1.59	(5)	1.03	(5)	1.36	(5)	12	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	12.05	40.00	78	0.65	(5)	2.04	(5)	0.90	(5)	1.79	(5)	10
Year ended 9-30-2020	8.70	-18.89	62	0.65		2.12		0.84		1.93		71
Year ended 9-30-2019	10.98	2.66	99	0.65		2.00		0.81		1.84		30
Year ended 9-30-2018	10.97	6.79	97	0.65		1.82		0.83		1.64		36
Year ended 9-30-2017(4)	10.44	4.65	33	0.65	(5)	1.98	(5)	0.94	(5)	1.69	(5)	12	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	12.05	40.00	15	0.65	(5)	2.06	(5)	0.71	(5)	2.00	(5)	10
Year ended 9-30-2020	8.70	-18.87	12	0.63		2.11		0.66		2.08		71
Year ended 9-30-2019	10.98	2.66	27	0.64		2.00		—		—		30
Year ended 9-30-2018	10.97	6.79	36	0.65		1.93		0.66		1.92		36
Year ended 9-30-2017(4)	10.44	4.65	3	0.65	(5)	2.08	(5)	0.79	(5)	1.94	(5)	12	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	47

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 BOND INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains		Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$11.03	$0.11	$(0.39)	$(0.28)	$(0.11)	$(0.30)		$(0.41)
Year ended 9-30-2020	10.50	0.27	0.54	0.81	(0.28)	—		(0.28)
Year ended 9-30-2019	9.62	0.29	0.88	1.17	(0.29)	—		(0.29)
Year ended 9-30-2018	10.09	0.27	(0.50)	(0.23)	(0.24)	—	*	(0.24)
Year ended 9-30-2017(4)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	11.03	0.11	(0.37)	(0.26)	(0.11)	(0.30)		(0.41)
Year ended 9-30-2020	10.50	0.27	0.54	0.81	(0.28)	—		(0.28)
Year ended 9-30-2019	9.62	0.29	0.89	1.18	(0.30)	—		(0.30)
Year ended 9-30-2018	10.09	0.27	(0.49)	(0.22)	(0.25)	—	*	(0.25)
Year ended 9-30-2017(4)	10.00	0.11	0.06	0.17	(0.08)	—		(0.08)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	11.03	0.12	(0.36)	(0.24)	(0.13)	(0.30)		(0.43)
Year ended 9-30-2020	10.50	0.29	0.54	0.83	(0.30)	—		(0.30)
Year ended 9-30-2019	9.62	0.31	0.89	1.20	(0.32)	—		(0.32)
Year ended 9-30-2018	10.10	0.30	(0.51)	(0.21)	(0.27)	—	*	(0.27)
Year ended 9-30-2017(4)	10.00	0.12	0.07	0.19	(0.09)	—		(0.09)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	11.03	0.08	(0.37)	(0.29)	(0.09)	(0.30)		(0.39)
Year ended 9-30-2020	10.50	0.21	0.54	0.75	(0.22)	—		(0.22)
Year ended 9-30-2019	9.62	0.24	0.89	1.13	(0.25)	—		(0.25)
Year ended 9-30-2018	10.09	0.22	(0.50)	(0.28)	(0.19)	—	*	(0.19)
Year ended 9-30-2017(4)	10.00	0.08	0.07	0.15	(0.06)	—		(0.06)

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

48	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$10.34	-2.71%	$5	0.65	%(5)	2.04	%(5)	0.72	%(5)	1.97	%(5)	26%
Year ended 9-30-2020	11.03	7.80	5	0.65		2.47		0.69		2.43		64
Year ended 9-30-2019	10.50	12.46	4	0.65		2.92		0.69		2.88		33
Year ended 9-30-2018	9.62	-2.26	3	0.65		2.73		0.70		2.68		79
Year ended 9-30-2017(4)	10.09	1.69	3	0.65	(5)	2.34	(5)	—		—		45	(6)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	10.36	-2.50	2	0.59	(5)	2.10	(5)	0.79	(5)	1.90	(5)	26
Year ended 9-30-2020	11.03	7.86	1	0.59		2.54		0.72		2.41		64
Year ended 9-30-2019	10.50	12.52	1	0.60		2.98		0.72		2.86		33
Year ended 9-30-2018	9.62	-2.22	1	0.60		2.79		0.69		2.70		79
Year ended 9-30-2017(4)	10.09	1.71	1	0.60	(5)	2.39	(5)	0.64	(5)	2.35	(5)	45	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	10.36	-2.40	135	0.40	(5)	2.29	(5)	0.58	(5)	2.11	(5)	26
Year ended 9-30-2020	11.03	8.07	137	0.40		2.73		0.56		2.57		64
Year ended 9-30-2019	10.50	12.74	130	0.40		3.17		0.61		2.96		33
Year ended 9-30-2018	9.62	-2.02	70	0.40		3.02		0.60		2.82		79
Year ended 9-30-2017(4)	10.10	1.78	34	0.40	(5)	2.65	(5)	0.54	(5)	2.51	(5)	45	(6)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	10.35	-2.85	1	1.15	(5)	1.54	(5)	—		—		26
Year ended 9-30-2020	11.03	7.25	1	1.14		1.99		—		—		64
Year ended 9-30-2019	10.50	11.91	1	1.15		2.43		1.18		2.40		33
Year ended 9-30-2018	9.62	-2.76	1	1.15		2.23		1.19		2.19		79
Year ended 9-30-2017(4)	10.09	1.50	1	1.13	(5)	1.85	(5)	—		—		45	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	49

FINANCIAL HIGHLIGHTS	IVY FUNDS

FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

IVY PROSHARES S&P 500 DIVIDEND ARISTOCRATS INDEX FUND

	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain on Investments	Total from Investment Operations	Distributions From Net Investment Income	Distributions From Net Realized Gains	Total Distributions
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$12.63	$0.13	$2.40	$2.53	$(0.15)	$(0.58)	$(0.73)
Year ended 9-30-2020	12.66	0.24	0.11	0.35	(0.23)	(0.15)	(0.38)
Year ended 9-30-2019	11.96	0.21	0.83	1.04	(0.22)	(0.12)	(0.34)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	— *	(0.17)
Year ended 9-30-2017(4)	10.00	0.08	0.56	0.64	(0.02)	—	(0.02)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	12.63	0.14	2.40	2.54	(0.16)	(0.58)	(0.74)
Year ended 9-30-2020	12.67	0.26	0.10	0.36	(0.25)	(0.15)	(0.40)
Year ended 9-30-2019	11.96	0.22	0.84	1.06	(0.23)	(0.12)	(0.35)
Year ended 9-30-2018	10.62	0.21	1.30	1.51	(0.17)	— *	(0.17)
Year ended 9-30-2017(4)	10.00	0.08	0.56	0.64	(0.02)	—	(0.02)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	12.63	0.15	2.39	2.54	(0.16)	(0.58)	(0.74)
Year ended 9-30-2020	12.67	0.27	0.10	0.37	(0.26)	(0.15)	(0.41)
Year ended 9-30-2019	11.96	0.24	0.84	1.08	(0.25)	(0.12)	(0.37)
Year ended 9-30-2018	10.62	0.24	1.30	1.54	(0.20)	— *	(0.20)
Year ended 9-30-2017(4)	10.00	0.09	0.56	0.65	(0.03)	—	(0.03)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	12.63	0.15	2.40	2.55	(0.17)	(0.58)	(0.75)
Year ended 9-30-2020	12.67	0.27	0.10	0.37	(0.26)	(0.15)	(0.41)
Year ended 9-30-2019	11.96	0.24	0.84	1.08	(0.25)	(0.12)	(0.37)
Year ended 9-30-2018	10.62	0.25	1.29	1.54	(0.20)	— *	(0.20)
Year ended 9-30-2017(4)	10.00	0.09	0.56	0.65	(0.03)	—	(0.03)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	12.62	0.10	2.40	2.50	(0.12)	(0.58)	(0.70)
Year ended 9-30-2020	12.65	0.19	0.10	0.29	(0.17)	(0.15)	(0.32)
Year ended 9-30-2019	11.95	0.15	0.83	0.98	(0.16)	(0.12)	(0.28)
Year ended 9-30-2018	10.62	0.15	1.29	1.44	(0.11)	— *	(0.11)
Year ended 9-30-2017(4)	10.00	0.05	0.57	0.62	—	—	—

*	Not shown due to rounding.

(1)	Based on average weekly shares outstanding.

(2)	Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.

(3)	Ratios excluding expense waivers are included only for periods in which the class had waived or reimbursed expenses.

(4)	For the period from April 20, 2017 (commencement of operations of the class) through September 30, 2017.

(5)	Annualized.

(6)	Portfolio Turnover is calculated at the fund level. Percentage indicated was calculated for the period ended September 30, 2017.

See Accompanying Notes to Financial Statements.

50	SEMIANNUAL REPORT	2021

	Net Asset Value, End of Period	Total Return(2)	Net Assets, End of Period (in millions)	Ratio of Expenses to Average Net Assets Including Expense Waiver		Ratio of Net Investment Income to Average Net Assets Including Expense Waiver		Ratio of Expenses to Average Net Assets Excluding Expense Waiver(3)		Ratio of Net Investment Income to Average Net Assets Excluding Expense Waiver(3)		Portfolio Turnover Rate
Class A Shares
Six-month period ended 3-31-2021 (unaudited)	$14.43	20.54%	$5	0.74	%(5)	1.92	%(5)	0.85	%(5)	1.81	%(5)	13%
Year ended 9-30-2020	12.63	2.88	4	0.74		2.01		0.84		1.91		40
Year ended 9-30-2019	12.66	9.04	3	0.75		1.79		0.89		1.65		28
Year ended 9-30-2018	11.96	14.29	2	0.75		1.87		0.81		1.81		27
Year ended 9-30-2017(4)	10.62	6.39	1	0.75	(5)	1.63	(5)	0.86	(5)	1.52	(5)	4	(6)
Class E Shares
Six-month period ended 3-31-2021 (unaudited)	14.43	20.62	4	0.60	(5)	2.07	(5)	0.94	(5)	1.73	(5)	13
Year ended 9-30-2020	12.63	2.94	3	0.60		2.12		0.93		1.79		40
Year ended 9-30-2019	12.67	9.14	2	0.73		1.82		0.94		1.61		28
Year ended 9-30-2018	11.96	14.29	1	0.75		1.87		0.76		1.86		27
Year ended 9-30-2017(4)	10.62	6.39	1	0.75	(5)	1.64	(5)	0.81	(5)	1.58	(5)	4	(6)
Class I Shares
Six-month period ended 3-31-2021 (unaudited)	14.43	20.68	323	0.50	(5)	2.17	(5)	0.66	(5)	2.01	(5)	13
Year ended 9-30-2020	12.63	3.07	297	0.50		2.21		0.64		2.07		40
Year ended 9-30-2019	12.67	9.39	301	0.50		2.04		0.69		1.85		28
Year ended 9-30-2018	11.96	14.56	282	0.50		2.14		0.65		1.99		27
Year ended 9-30-2017(4)	10.62	6.49	87	0.50	(5)	1.97	(5)	0.72	(5)	1.75	(5)	4	(6)
Class N Shares
Six-month period ended 3-31-2021 (unaudited)	14.43	20.70	83	0.50	(5)	2.17	(5)	—		—		13
Year ended 9-30-2020	12.63	3.07	80	0.50		2.24		0.50		2.24		40
Year ended 9-30-2019	12.67	9.40	86	0.50		2.03		0.53		2.00		28
Year ended 9-30-2018	11.96	14.56	93	0.49		2.17		—		—		27
Year ended 9-30-2017(4)	10.62	6.49	3	0.50	(5)	1.89	(5)	0.57	(5)	1.82	(5)	4	(6)
Class R Shares
Six-month period ended 3-31-2021 (unaudited)	14.42	20.30	1	1.23	(5)	1.44	(5)	—		—		13
Year ended 9-30-2020	12.62	2.37	1	1.19		1.53		—		—		40
Year ended 9-30-2019	12.65	8.50	1	1.26		1.28		1.28		1.26		28
Year ended 9-30-2018	11.95	13.61	1	1.26		1.35		—		—		27
Year ended 9-30-2017(4)	10.62	6.20	1	1.29	(5)	1.09	(5)	1.35	(5)	1.03	(5)	4	(6)

See Accompanying Notes to Financial Statements.

2021	SEMIANNUAL REPORT	51

NOTES TO FINANCIAL STATEMENTS	IVY FUNDS

MARCH 31, 2021 (UNAUDITED)

1.	ORGANIZATION

Ivy Funds, a Delaware statutory trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Ivy ProShares Interest Rate Hedged High Yield Index Fund, Ivy ProShares MSCI ACWI Index Fund, Ivy ProShares Russell 2000 Dividend Growers Index Fund, Ivy ProShares S&P 500 Bond Index Fund and Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (each, a “Fund”) are five series of the Trust and are the only series of the Trust included in these financial statements. The investment objective(s), policies and risk factors of each Fund are described more fully in the Funds’ Prospectus and Statement of Additional Information (“SAI”). Each Fund’s investment manager during the period ended March 31, 2021 was Ivy Investment Management Company (“IICO” or the “Manager”).

Each Fund offers Class A, Class E and Class I shares. Certain Funds offer Class N and Class R shares. Class A and Class E shares are sold at their offering price, which is normally net asset value (“NAV”) plus a front-end sales charge. For Class A shares, a 1% contingent deferred sales charge (“CDSC”) is only imposed on shares purchased at NAV for $500,000 or more that are subsequently redeemed within 12 months of purchase. For Class E shares, a 1% CDSC is only imposed on shares purchased at NAV for $250,000 or more that are subsequently redeemed within 12 months of purchase. Class I, Class N and Class R shares are sold without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Net investment income, net assets and NAV per share may differ due to each class having its own expenses, such as transfer agent and shareholder servicing fees, directly attributable to that class. Class A, E and R have a distribution and service plan. Class I shares and Class N shares are not included in the plan.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund.

Security Transactions and Related Investment Income. Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. All or a portion of the distributions received from a real estate investment trust or publicly traded partnership may be designated as a reduction of cost of the related investment or realized gain. The financial statements reflect an estimate of the reclassification of the distribution character.

Foreign Currency Translation. Each Fund’s accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars daily, using foreign exchange rates obtained from an independent pricing service approved by the Board of Trustees of the Trust (the “Board”). Purchases and sales of investment securities and accruals of income and expenses are translated at the rate of exchange prevailing on the date of the transaction. For assets and liabilities other than investments in securities, net realized and unrealized gains and losses from foreign currency translation arise from changes in currency exchange rates. Each Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments. Foreign exchange rates are typically valued as of the close of the New York Stock Exchange (“NYSE”), normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Income Taxes. It is the policy of each Fund to distribute all of its taxable income and capital gains to its shareholders and to otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, each Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, no provision has been made for Federal income taxes. The Funds file income tax returns in U.S. federal and applicable state jurisdictions. The Funds’ tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax returns. Management of the Trust periodically reviews all tax positions to assess whether it is more likely than not that the position would be sustained upon examination by the relevant tax authority based on the technical merits of each position. As of the date of these financial statements, management believes that no liability for unrecognized tax positions is required.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders are recorded by each Fund on the business day following record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the

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United States of America (“U.S. GAAP”). If the total dividends and distributions made in any tax year exceed net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a return of capital for tax purposes.

Segregation and Collateralization. In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”), the Dodd Frank Wall Street Reform and Consumer Protection Act, or the interpretive rules and regulations of the U.S. Commodities Futures Trading Commission require that a Fund either deliver collateral or segregate assets in connection with certain investments (e.g., dollar rolls, financial futures contracts, foreign currency exchange contracts, options written, securities with extended settlement periods, and swaps), the Fund will segregate collateral or designate on its books and records, cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Certain countries require that cash reserves be held while investing in companies incorporated in that country. These cash reserves and cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately on the Statements of Assets and Liabilities as “Restricted cash”. Securities collateral pledged for the same purpose, if any, is noted on the Schedule of Investments.

Concentration of Market and Credit Risk. In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded on the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default.

Certain Funds may enter into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected on the Statements of Assets and Liabilities.

If a Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in financial derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the base currency of the Fund, or, in the case of hedging positions, that the Fund’s base currency will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad.

The London Interbank Offered Rate “LIBOR” is an indicative measure of the average interest rate at which major global banks could borrow from one another. LIBOR is quoted in multiple currencies and multiple time frames using data reported by private-sector banks. LIBOR is used extensively in the United States and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds and loans, floating rate mortgages, asset-backed securities, consumer loans, and interest rate swaps and other derivatives.

It is expected that a number of private-sector banks currently reporting information used to set LIBOR will stop doing so after 2021 when their current reporting commitment ends, which could either cause LIBOR to stop publication immediately or cause LIBOR’s regulator to determine that its quality has degraded to the degree that it is no longer representative of its underlying market.

Management believes that, with respect to any significant investments by the Funds in instruments linked to LIBOR, the impact on investments and discontinuation of LIBOR may represent a significant risk.

However, management acknowledges that the anticipated transition away from LIBOR will occur after 2021 and certain of the current investments will mature prior to that time. Furthermore, the ways in which LIBOR’s discontinuation potentially

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could impact the Funds’ investments is not fully known. The extent of that impact may vary depending on various factors, which include, but are not limited to: (i) existing fallback or termination provisions in individual contracts and (ii) whether, how, and when industry participants develop and adopt new successor reference rates and/or fallbacks for both legacy and new instruments.

In addition, the transition to a successor rate could potentially cause (i) increased volatility or illiquidity in markets for instruments that currently rely on LIBOR, (ii) a reduction in the value of certain instruments held by a Fund, or (iii) reduced effectiveness of related Fund transactions, such as hedging.

As the impacts of the transition become clearer during the next year, management will be evaluating the impacts of these changes.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

Custodian Fees. “Custodian fees” on the Statements of Operations may include interest expense incurred by a Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. A Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by that Fund. The “Earnings credit” line item, if shown, represents earnings on cash balances maintained by that Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Indemnification. The Trust’s organizational documents provide current and former Trustees and Officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Trust. In the normal course of business, the Trust may also enter into contracts that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown and is dependent on future claims that may be made against the Trust. The risk of material loss from such claims is considered remote.

Basis of Preparation. Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The accompanying financial statements were prepared in accordance with U.S. GAAP, including but not limited to ASC 946. U.S. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Subsequent Events. On December 2, 2020, Waddell & Reed Financial, Inc. (“WDR”), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the “Ivy Funds”), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (“Macquarie”), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”).

The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds by Macquarie, are now managed by Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust, and distributed by Delaware Distributors, L.P.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date. Each Fund calculates the NAV of its shares as of the close of the NYSE, normally 4:00 P.M. Eastern time, on each day the NYSE is open for trading.

For purposes of calculating the NAV, the portfolio securities and financial instruments are valued on each business day using pricing and valuation methods as adopted by the Board. Where market quotes are readily available, fair value is generally determined on the basis of the last reported sales price, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

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Prices for fixed-income securities are typically based on quotes that are obtained from an independent pricing service approved by the Board. To determine values of fixed-income securities, the independent pricing service utilizes such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities that cannot be valued by the independent pricing service may be valued using quotes obtained from dealers that make markets in the securities.

Short-term securities with maturities of 60 days or less are valued based on quotes that are obtained from an independent pricing service approved by the Board as described in the preceding paragraph above.

Because many foreign markets close before the NYSE, events may occur between the close of the foreign market and the close of the NYSE that could have a material impact on the valuation of foreign securities. Waddell & Reed Services Company (“WRSCO”), pursuant to procedures adopted by the Board, evaluates the impact of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the NYSE. In addition, all securities for which values are not readily available or are deemed unreliable are appraised at fair value as determined in good faith under the supervision of the Board.

Where market quotes are not readily available, portfolio securities or financial instruments are valued at fair value, as determined in good faith by the Board or Valuation Committee pursuant to procedures approved by the Board.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE close, that materially affect the values of a Fund’s securities or financial instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available.

The Board has delegated to WRSCO the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial instruments and for determining whether the value of the applicable securities or financial instruments should be re-evaluated in light of such significant events. IICO, pursuant to authority delegated by the Board, has established a Valuation Committee to administer and oversee the valuation process, including the use of third party pricing vendors.

The Board has adopted methods for valuing securities and financial instruments in circumstances where market quotes are not readily available. For instances in which daily market quotes are not readily available, investments may be valued, pursuant to procedures established by the Board, with reference to other securities or indices. In the event that the security or financial instrument cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or financial instrument will be determined in good faith by the Valuation Committee in accordance with the procedures adopted by the Board.

When a Fund uses these fair valuation methods applied by WRSCO that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at its direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. The prices used by a Fund may differ from the value that will ultimately be realized at the time the securities are sold.

WRSCO is responsible for monitoring the implementation of the pricing and valuation policies through a series of activities to provide reasonable comfort of the accuracy of prices including: 1) periodic vendor due diligence meetings to review methodologies, new developments, and process at vendors, 2) daily and monthly multi-source pricing comparisons reviewed and submitted to the Valuation Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by management and the Valuation Committee.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

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The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 – Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at its direction that are used in determining the fair value of investments.

A description of the valuation techniques applied to the Funds’ major classes of assets and liabilities measured at fair value on a recurring basis follows:

Corporate Bonds. The fair value of corporate bonds, as obtained from an independent pricing service, is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3 of the fair value hierarchy.

Derivative Instruments. Forward foreign currency contracts are valued based upon the closing prices of the forward currency rates determined at the close of the NYSE, which values are provided by an independent pricing service. Swaps derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Swaps are valued by an independent pricing service unless the price is unavailable, in which case they are valued at the price provided by a dealer in that security. Exchange-traded futures contracts are generally valued at the settlement price. Listed options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless the price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer. Over-the-counter (“OTC”) options are ordinarily valued at the mean of the last bid and ask price for a comparable listed option provided by an independent pricing service unless such a price is unavailable, in which case they are valued at a quotation obtained from a broker-dealer.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. OTC derivative contracts include forward foreign currency contracts, swap agreements, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case with interest rate swap and option contracts. OTC derivative products valued using pricing models with significant observable inputs are categorized within Level 2 of the fair value hierarchy.

Equity Securities. Equity securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. OTC equity securities and listed securities for which no price is readily available are valued at the average of the last bid and ask prices.

Mutual funds, including investment funds, typically are valued at the NAV reported as of the valuation date.

Securities that are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded and to the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intra-day trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

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Restricted Securities. Restricted securities that are deemed to be Rule 144A securities and illiquid, as well as restricted securities held in non-public entities, are included in Level 3 of the fair value hierarchy to the extent that significant inputs to valuation are unobservable, because they trade infrequently, if at all and, therefore, the inputs are unobservable. Restricted securities that are valued at a discount to similar publicly traded securities may be categorized as Level 2 of the fair value hierarchy to the extent that the discount is considered to be insignificant to the fair value measurement in its entirety; otherwise they may be categorized as Level 3.

U.S. Government and Agency Securities. U.S. government and agency securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. Accordingly, U.S. government and agency securities are normally categorized in Level 2 of the fair value hierarchy depending on the liquidity and transparency of the market.

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information.

For fair valuations using unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and Level 3 reconciliation, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

Net realized gain (loss) and net unrealized appreciation (depreciation), shown on the reconciliation of Level 3 investments, if applicable, are included on the Statements of Operations in net realized gain (loss) on investments in unaffiliated and/or affiliated securities and in net change in unrealized appreciation (depreciation) on investments in unaffiliated and/or affiliated securities, respectively.

4.	DERIVATIVE INSTRUMENTS ($ amounts in thousands unless indicated otherwise)

The following disclosures contain information on why and how the Funds use derivative instruments, the associated risks of investing in derivative instruments, and how derivative instruments affect the Funds’ financial positions and results of operations.

Futures Contracts. Certain Funds are authorized to engage in buying and selling futures contracts. Upon entering into a futures contract, a Fund is required to deposit, in a segregated account, an amount equal to a varying specified percentage of the contract amount. This amount is known as the initial margin. Subsequent amounts, known as variation margin, are paid or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying debt security or index. Options on futures contracts may also be purchased or sold by a Fund.

Futures contracts are reported on a schedule following the Schedule of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are identified on the Schedule of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted on the Statements of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported on the Statements of Operations. Realized gains (losses) are reported on the Statements of Operations at the closing or expiration of futures contracts.

Risks of entering into futures contracts include the possibility of loss of securities or cash held as collateral, that there may be an illiquid market where the Fund is unable to close the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Ivy ProShares Interest Rate Hedged High Yield Index Fund invests in long and/or short positions in futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk).

Collateral and rights of offset. A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes (“CSA”) included with an International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreement which is the standard contract governing all OTC derivative transactions between the Fund and each of its counterparties. Although it is not possible to eliminate credit risk entirely, the CSA allows the Fund and its counterparty to reduce their exposure to the risk of payment default by the other party by holding an amount in collateral equivalent to the realized and unrealized amount of exposure to the counterparty, which is generally held by the Fund’s custodian. An amount of collateral is moved to/from applicable counterparties only if the amount of collateral required to be posted surpasses both the threshold and the minimum transfer amount pre-agreed in the CSA between the Fund and the counterparty. See Note 2 “Segregation and Collateralization” for additional information with respect to collateral practices.

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Additional Disclosure Related to Derivative Instruments

Fair values of derivative instruments as of March 31, 2021:

		Assets		Liabilities
Fund	Type of Risk Exposure	Statements of Assets & Liabilities Location	Value	Statements of Assets & Liabilities Location	Value
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	Unrealized appreciation on futures contracts*	$415		$—

*

The value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statements of Assets and Liabilities is only the unsettled variation margin receivable (payable) as of period ended March 31, 2021.

Amount of realized gain (loss) on derivatives recognized on the Statements of Operations for the period ended March 31, 2021:

		Net realized gain (loss) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$287	$—	$—	$287

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

Change in unrealized appreciation (depreciation) on derivatives recognized on the Statements of Operations for the period ended March 31, 2021:

		Net change in unrealized appreciation (depreciation) on:
Fund	Type of Risk Exposure	Investments in unaffiliated securities*	Swap agreements	Futures contracts	Written options	Forward foreign currency contracts	Total
Ivy ProShares Interest Rate Hedged High Yield Index Fund	Interest rate	$—	$—	$476	$—	$—	$476

*	Purchased options are reported as investments in unaffiliated securities and are reflected on the accompanying Schedule of Investments.

During the period ended March 31, 2021, the average derivative volume was as follows:

Fund	Forward foreign currency contracts(1)	Long futures contracts(2)	Short futures contracts(2)	Swap agreements(3)	Purchased options(2)	Written options(2)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—	$34,906	$—	$—	$—

(1)	Average absolute value of unrealized appreciation/depreciation during the period.

(2)	Average value outstanding during the period.

(3)	Average notional amount outstanding during the period.

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5.	INVESTMENT MANAGEMENT AND PAYMENTS TO AFFILIATED PERSONS ($ amounts in thousands unless indicated otherwise)

Management Fees. During the period ended March 31, 2021, IICO served as each Fund’s investment manager. Effective April 30, 2021, DMC serves as each Fund’s investment manager. The management fee is accrued daily by each Fund at the following annual rates as a percentage of average daily net assets:

Fund (M - Millions)	$0 to $1,000M	$1,000 to $2,000M	$2,000 to $5,000M	Over $5,000M
Ivy ProShares Interest Rate Hedged High Yield Index Fund	0.50%	0.48%	0.46%	0.45%
Ivy ProShares MSCI ACWI Index Fund	0.45	0.43	0.41	0.40
Ivy ProShares Russell 2000 Dividend Growers Index Fund	0.40	0.38	0.36	0.35
Ivy ProShares S&P 500 Bond Index Fund	0.20	0.18	0.16	0.15
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	0.35	0.33	0.31	0.30

IICO has entered into a Subadvisory Agreement with the following entity on behalf of the Funds:

Under an agreement between IICO and ProShare Advisors LLC (“ProShare Advisors”), ProShare Advisors serves as subadviser to the Funds. The subadviser makes investment decisions in accordance with the Fund’s investment objectives, policies and restrictions under the supervision of IICO and the oversight of the Board. IICO pays all applicable costs of the subadvisers.

Independent Trustees and Chief Compliance Officer Fees. Fees paid to the Independent Trustees can be paid in cash or deferred to a later date, at the election of the Trustees according to the Deferred Fee Agreement entered into between the Trust and the Trustee(s). Each Fund records its portion of the deferred fees as a liability on the Statements of Assets and Liabilities. All fees paid in cash plus any appreciation (depreciation) in the underlying deferred plan are shown on the Statements of Operations. Additionally, fees paid to the Chief Compliance Officer of the Funds are shown on the Statements of Operations.

Accounting Services Fees. The Trust has an Accounting and Administrative Services Agreement with WRSCO, doing business as WI Services Company (“WISC”). Under the agreement, WISC acts as the agent in providing bookkeeping and accounting services and assistance to the Trust, including maintenance of Fund records, pricing of Fund shares and preparation of certain shareholder reports. For these services, each Fund pays WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	$0 to $10M	$10 to $25M	$25 to $50M	$50 to $100M	$100 to $200M	$200 to $350M	$350 to $550M	$550 to $750M	$750 to $1,000M	Over $1,000M
Annual Fee Rate	$0.00	$11.50	$23.10	$35.50	$48.40	$63.20	$82.50	$96.30	$121.60	$148.50

In addition, for each class of shares in excess of one, each Fund pays WISC a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

Each Fund also pays WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee is voluntarily waived by WISC until a Fund’s net assets are at least $10 million and is included in “Accounting services fee” on the Statements of Operations.

Shareholder Servicing. General. Under the Shareholder Servicing Agreement between the Trust and WISC, with respect to Class A and Class E shares, for each shareholder account that was in existence at any time during the prior month, each Fund pays a monthly fee that ranges from $1.5042 to $1.6958 per account; however, WISC has agreed to reduce that fee if the number of total shareholder accounts within the Complex (InvestEd Portfolios and Ivy Funds) reaches certain levels. For Class R shares, each Fund pays a monthly fee equal to one-twelfth of 0.25 of 1% of the average daily net assets of the class for the preceding month. For Class I shares, each Fund pays a monthly fee equal to one-twelfth of 0.15 of 1% of the average daily net assets of the class for the preceding month. For Class N shares, each Fund pays WISC a monthly fee equal to one-twelfth of 0.01 of 1% of the average daily net assets of the class for the preceding month. Each Fund also reimburses WISC for certain out-of-pocket costs for all classes.

Listing, Data and Related Fees. The Funds may incur costs relating to their initial and ongoing listing on an exchange. Additionally, a Fund may enter into a license agreement for the right to use an Index and its Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, data and related fees”.

Networked accounts. For certain networked accounts (that is, those accounts whose Fund shares are purchased through certain financial intermediaries), WISC has agreed to reduce its per account fees charged to the Funds to $0.50 per month per shareholder account. Additional fees may be paid by the Funds to those intermediaries. The Fund will reimburse WISC for such costs if the annual rate of the third-party per account charges for a Fund are less than or equal to $12.00 per account or an annual fee of 0.14 of 1% that is based on average daily net assets.

2021	SEMIANNUAL REPORT	59

Broker accounts. Certain broker-dealers that maintain shareholder accounts with each Fund through an omnibus account provide transfer agent and other shareholder-related services that would otherwise be provided by WISC if the individual accounts that comprise the omnibus account were opened by their beneficial owners directly. Each Fund may pay such broker-dealers a per account fee for each open account within the omnibus account (up to $18.00 per account), or a fixed rate fee (up to an annual fee of 0.20 of 1% that is based on average daily net assets), based on the average daily NAV of the omnibus account (or a combination thereof).

Distribution and Service Plan. Class A and Class E Shares. Under a Distribution and Service Plan adopted by the Trust pursuant to Rule 12b–1 under the 1940 Act (the “Distribution and Service Plan”), each Fund may pay a distribution and/or service fee to Ivy Distributors, Inc. (“IDI”) for Class A and Class E shares in an amount not to exceed 0.25% of the Fund’s average annual net assets. The fee is to be paid to compensate IDI for amounts it expends in connection with the distribution of the Class A and Class E shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts of that class.

Class R Shares. Under the Distribution and Service Plan, each Fund may pay IDI a fee of up to 0.50%, on an annual basis, of the average daily net assets of the Fund’s Class R shares to compensate IDI for, either directly or through third parties, distributing the Class R shares of that Fund, providing personal services to Class R shareholders and/or maintaining Class R shareholder accounts.

Sales Charges. As principal underwriter for the Trust’s shares, IDI receives sales commissions (which are not an expense of the Trust) for sales of Class A and Class E shares. A CDSC may be assessed against a shareholder’s redemption amount of certain Class A and Class E shares and is paid to IDI. During the period ended March 31, 2021, IDI received the following amounts in sales commissions and CDSCs:

	Gross Sales	CDSC		Commissions
	Commissions	Class A	Class E	Paid(1)
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	12	—	—	12
Ivy ProShares Russell 2000 Dividend Growers Index Fund	2	—	—	2
Ivy ProShares S&P 500 Bond Index Fund	1	—	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	2	—	—	1

(1)	IDI reallowed/paid this portion of the sales charge to financial advisors and selling broker-dealers.

Expense Reimbursements and/or Waivers. IICO, the Funds’ investment manager, IDI, the Funds’ distributor, and/or Waddell & Reed Services Company, doing business as WISC, the Funds’ transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any). Fund and class expense limitations and related waivers/reimbursements for the period ended March 31, 2021 were as follows:

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Interest Rate Hedged High Yield Index Fund	All Classes	Contractual	4-20-2017	1-31-2022	N/A	$90	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2022	0.90%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2022	0.81%	$1		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2022	0.65%	$29		Shareholder Servicing
Ivy ProShares MSCI ACWI Index Fund	All Classes	Contractual	4-20-2017	1-31-2022	N/A	$175	(1)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2022	0.89%	$11		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2022	0.70%	$3		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2022	0.65%	$49		Shareholder Servicing

60	SEMIANNUAL REPORT	2021

Fund Name	Share Class Name	Type of Expense Limit	Commencement Date	End Date	Expense Limit	Amount of Expense Waiver/ Reimbursement		Expense Reduced
Ivy ProShares Russell 2000 Dividend Growers Index Fund	All Classes	Contractual	4-20-2017	1-31-2022	N/A	$24	(2)	Investment Management Fee
	Class A	Contractual	4-20-2017	1-31-2022	0.88%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2022	0.71%	$2		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2022	0.65%	$74		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2022	0.65%	$1		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2022	Not to exceed Class I	$—		N/A
Ivy ProShares S&P 500 Bond Index Fund	Class A	Contractual	4-20-2017	1-31-2022	0.65%	$1		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2022	0.59%	$2		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2022	0.40%	$120		Shareholder Servicing
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	Class A	Contractual	4-20-2017	1-31-2022	0.74%	$2		12b-1 Fees and/or Shareholder Servicing
	Class E	Contractual	4-20-2017	1-31-2022	0.60%	$5		12b-1 Fees and/or Shareholder Servicing
	Class I	Contractual	4-20-2017	1-31-2022	0.50%	$250		Shareholder Servicing
	Class N	Contractual	4-20-2017	1-31-2022	0.50%	$—		N/A
	Class N	Contractual	4-20-2017	1-31-2022	Not to exceed Class I	$—		N/A

*	Not shown due to rounding.

(1)	Due to Class A, Class E and/or Class I contractual expense limits, investment management fees were waived for all share classes.

(2)	Due to Class A, Class E, Class I and/or Class N contractual expense limits, investment management fees were waived for all share classes.

Any amounts due to the Funds as a reimbursement but not paid as of March 31, 2021 are shown as a receivable from affiliates on the Statements of Assets and Liabilities.

6.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the SEC (“Order”), the Ivy Funds, Ivy Variable Insurance Portfolios and InvestEd Portfolios (collectively, the “Funds” only for purposes of this footnote 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (“Interfund Lending Program”). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each an “Interfund Loan”), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The Funds made no Interfund Loans under the Interfund Lending Program during the period ended March 31, 2021.

7.	INVESTMENT SECURITIES TRANSACTIONS ($ amounts in thousands)

The cost of purchases and the proceeds from maturities and sales of investment securities (excluding short-term securities) for the period ended March 31, 2021, were as follows:

	Purchases		Sales
	U.S. Government	Other Issuers	U.S. Government	Other Issuers
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$—	$10,287	$—	$11,135
Ivy ProShares MSCI ACWI Index Fund	—	5,277	—	14,838
Ivy ProShares Russell 2000 Dividend Growers Index Fund	—	8,553	—	17,401
Ivy ProShares S&P 500 Bond Index Fund	—	41,255	—	36,973
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	51,154	—	92,108

2021	SEMIANNUAL REPORT	61

8.	LOANS OF PORTFOLIO SECURITIES ($ amounts in thousands)

Each Fund may lend their portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, The Bank of New York Mellon (“BNYM”). The borrower pledges and maintains with the Fund collateral consisting of cash or securities issued or guaranteed by the U.S. government. The collateral received by the Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% of the market value for all other securities, except in the case of loans of foreign securities which are denominated and payable in U.S. dollars, in which case the collateral is required to have a value of at least 102% of the market value of the loaned securities. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund and any excess collateral is returned by the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Cash received as collateral for securities on loan may be reinvested in the Dreyfus Institutional Preferred Government Money Market Fund – Institutional Shares or certain other registered money market funds and are disclosed in the Fund’s Schedule of Investments and are reflected in the Statements of Assets and Liabilities as cash collateral on securities loaned at value. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Fund and the Fund does not have the ability to re-hypothecate these securities. The securities on loan for each Fund are also disclosed in its Schedule of Investments. The total value of any securities on loan as of March 31, 2021 and the total value of the related cash collateral are disclosed in the Statements of Assets and Liabilities. Income earned by the Funds from securities lending activity is disclosed in the Statements of Operations.

The following is a summary of each Fund’s securities lending positions and related cash and non-cash collateral received as of March 31, 2021:

Fund	Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Ivy ProShares MSCI ACWI Index Fund	$1,206	$979	$297	$1,276
Ivy ProShares Russell 2000 Dividend Growers Index Fund	520	531	—	531
Ivy ProShares S&P 500 Bond Index Fund	538	—	551	551

The cash collateral received amounts presented in the table above are transactions accounted for as secured borrowings and have an overnight and continuous maturity. The proceeds from the cash collateral received is invested in registered money market funds.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower indemnity provided by BNYM. BNYM’s indemnity allows for full replacement of securities lent wherein BNYM will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral or to the extent such proceeds are insufficient or the collateral is unavailable, BNYM will purchase the unreturned loan securities at BNYM’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

62	SEMIANNUAL REPORT	2021

9.	CAPITAL SHARE TRANSACTIONS (All amounts in thousands)

The Trust has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class of each Fund. Transactions in shares of beneficial interest were as follows:

	Ivy ProShares Interest Rate Hedged High Yield Index Fund				Ivy ProShares MSCI ACWI Index Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	3	$31	38	$332	114	$1,598	285	$3,413
Class E	3	24	17	153	15	201	10	121
Class I	290	2,632	662	5,978	320	4,453	1,085	12,931
Class N	N/A	N/A	—	—	N/A	N/A	621	7,056
Class R	— *	2	— *	4	N/A	N/A	—	—
Shares issued in reinvestment of distributions to shareholders:
Class A	1	7	1	11	30	416	11	132
Class E	— *	4	2	14	2	27	— *	7
Class I	79	707	253	2,276	134	1,849	58	702
Class N	N/A	N/A	—	—	N/A	N/A	49	575
Class R	— *	1	— *	1	N/A	N/A	—	—
Shares redeemed:
Class A	(2)	(18)	(12)	(107)	(102)	(1,448)	(168)	(2,022)
Class E	(5)	(44)	(22)	(184)	(4)	(56)	(3)	(37)
Class I	(535)	(4,816)	(2,894)	(25,787)	(1,014)	(13,995)	(1,211)	(14,254)
Class N	N/A	N/A	(100)	(891)	N/A	N/A	(4,067)	(53,090)
Class R	— *	(3)	— *	— *	N/A	N/A	(199)	(2,366)
Net decrease	(166)	$(1,473)	(2,055)	$(18,200)	(506)	$(6,955)	(3,529)	$(46,832)

	Ivy ProShares Russell 2000 Dividend Growers Index Fund				Ivy ProShares S&P 500 Bond Index Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20		Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	32	$363	51	$496	84	$913	116	$1,272
Class E	6	66	10	104	37	416	20	211
Class I	481	4,962	2,107	20,664	2,223	24,046	5,073	54,442
Class N	35	375	704	6,783	N/A	N/A	—	—
Class R	N/A	N/A	—	—	1	7	1	12
Shares issued in reinvestment of distributions to shareholders:
Class A	1	7	1	10	5	58	2	21
Class E	— *	3	1	5	3	34	1	13
Class I	69	763	166	1,597	463	5,040	319	3,412
Class N	13	147	49	472	N/A	N/A	—	—
Class R	N/A	N/A	—	—	— *	2	— *	1
Shares redeemed:
Class A	(7)	(75)	(70)	(698)	(53)	(579)	(36)	(379)
Class E	(1)	(7)	(2)	(20)	(8)	(87)	(6)	(62)
Class I	(1,229)	(13,179)	(4,150)	(41,798)	(2,021)	(22,013)	(5,347)	(57,039)
Class N	(201)	(2,101)	(1,840)	(16,724)	N/A	N/A	(100)	(1,116)
Class R	N/A	N/A	(80)	(716)	— *	(3)	— *	(2)
Net increase (decrease)	(801)	$(8,676)	(3,053)	$(29,825)	734	$7,834	43	$786

*	Not shown due to rounding.

2021	SEMIANNUAL REPORT	63

	Ivy ProShares S&P 500 Dividend Aristocrats Index Fund
	Six months ended 3-31-21 (Unaudited)		Year ended 9-30-20
	Shares	Value	Shares	Value
Shares issued from sale of shares:
Class A	32	$429	122	$1,476
Class E	25	350	36	453
Class I	1,618	21,844	6,522	79,126
Class N	52	704	2,706	31,107
Class R	— *	3	25	293
Shares issued in reinvestment of distributions to shareholders:
Class A	10	128	3	41
Class E	8	104	4	44
Class I	1,178	15,714	727	8,966
Class N	333	4,445	223	2,737
Class R	— *	2	— *	1
Shares redeemed:
Class A	(9)	(123)	(39)	(491)
Class E	(7)	(94)	(11)	(130)
Class I	(4,031)	(54,817)	(7,386)	(88,624)
Class N	(900)	(12,080)	(3,436)	(43,176)
Class R	— *	(3)	(24)	(306)
Net decrease	(1,691)	$(23,394)	(528)	$(8,483)

*	Not shown due to rounding.

10.	OTHER FUND INFORMATION

At a meeting held on January 12, 2021, the Trustees, upon recommendation of the Audit Committee, selected PricewaterhouseCoopers LLP (“PwC”) to serve as the independent registered public accounting firm for the Trust for the fiscal year ending March 31, 2021. PwC affirmed their independence as an independent registered public accounting firm on February 18, 2021. During the fiscal years ended March 31, 2020 and September 30, 2020, Deloitte & Touche LLP’s (“Deloitte”) audit report on the financial statements of each Fund in the Trust did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. In addition, there were no disagreements between the Trust and Deloitte on accounting principles, financial statements disclosures or audit scope, which, if not resolved to the satisfaction of Deloitte, would have caused them to make reference to the disagreement in their reports. Neither the Trust nor anyone on its behalf has consulted with PwC at any time prior to their selection with respect to the application of accounting principles to a specified transaction, either completed or proposed or the type of audit opinion that might be rendered on each Fund’s financial statements.

11.	FEDERAL INCOME TAX MATTERS ($ amounts in thousands)

For Federal income tax purposes, cost of investments owned at March 31, 2021 and the related unrealized appreciation (depreciation) were as follows:

Fund	Cost of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$36,650	$1,381	$645	$736
Ivy ProShares MSCI ACWI Index Fund	53,607	29,665	1,865	27,800
Ivy ProShares Russell 2000 Dividend Growers Index Fund	75,653	21,272	233	21,039
Ivy ProShares S&P 500 Bond Index Fund	139,210	5,827	3,157	2,670
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	309,487	107,524	2,471	105,053

64	SEMIANNUAL REPORT	2021

For Federal income tax purposes, the Funds’ undistributed earnings and profit for the year ended September 30, 2020 and the post-October and late-year ordinary activity were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Tax Return of Capital	Post- October Capital Losses Deferred	Late-Year Ordinary Losses Deferred
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$105	$—	$—	$—	$—
Ivy ProShares MSCI ACWI Index Fund	833	2,061	—	—	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	222	—	—	—	—
Ivy ProShares S&P 500 Bond Index Fund	355	3,230	—	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	1,840	13,381	—	—	—

Internal Revenue Code regulations permit each Fund to elect to defer into its next fiscal year capital losses and certain specified ordinary items incurred between each November 1 and the end of its fiscal year. Each Fund is also permitted to defer into its next fiscal certain ordinary losses that are generated between January 1 and the end of its fiscal year.

The tax character of dividends and distributions paid during the two fiscal years ended September 30, 2020 and 2019 were as follows:

	September 30, 2020		September 30, 2019
Fund	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains	Distributed Ordinary Income(1)	Distributed Long-Term Capital Gains
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$2,898	$—	$3,392	$392
Ivy ProShares MSCI ACWI Index Fund	1,883	—	1,723	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	2,359	—	3,299	—
Ivy ProShares S&P 500 Bond Index Fund	3,858	—	3,296	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	9,470	3,470	11,817	136

(1)	Includes short-term capital gains distributed, if any.

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Accumulated capital losses represent net capital loss carryovers as of September 30, 2020 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of September 30, 2020, the capital loss carryovers were as follows:

Fund	Short-Term Capital Loss Carryover	Long-Term Capital Loss Carryover
Ivy ProShares Interest Rate Hedged High Yield Index Fund	$2,418	$4,681
Ivy ProShares MSCI ACWI Index Fund	—	—
Ivy ProShares Russell 2000 Dividend Growers Index Fund	3,368	7,165
Ivy ProShares S&P 500 Bond Index Fund	—	—
Ivy ProShares S&P 500 Dividend Aristocrats Index Fund	—	—

2021	SEMIANNUAL REPORT	65

PROXY VOTING INFORMATION	IVY FUNDS

Proxy Voting Guidelines

A description of the policies and procedures Ivy Funds uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.923.3355 and (ii) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Records

Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through the Ivy Investments’ website at www.ivyinvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION	IVY FUNDS

Portfolio holdings can be found on the Trust’s website at www.ivyinvestments.com. Alternatively, a complete schedule of portfolio holdings of each Fund for the first and third quarters of each fiscal year is filed with the SEC and can be found as an exhibit to the Trust’s Form N-PORT. These holdings may be viewed in the following ways:

•	On the SEC’s website at www.sec.gov.

•	For review and copy at the SEC’s Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

OTHER INFORMATION	IVY FUNDS

The individual Funds herein have adopted a Liquidity Risk Management Program (the “Program”). The Fund’s board has designated a Liquidity Risk Management Committee (the “Committee”) as the administrator of the Program. The Committee or delegates of the Committee conduct the day-to-day operation of the Program. Under the Program, the Committee manages the Fund’s liquidity risk, which is the risk that any Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors. The Fund’s board reviewed a report prepared by a designee of the Committee regarding the operation, adequacy and effectiveness of the Program from the period April 1, 2020, through December 31, 2020. The report described the Program’s liquidity classification methodology and the methodology in establishing a Fund’s Highly Liquid Investment Minimum (“HLIM”), if necessary. The Committee reported that during the period covered by the report, there were no material changes to the Program and no significant liquidity events impacting the Fund or its ability to timely meet redemptions without dilution to existing shareholders. In addition, the Committee provided its assessment that the Program, including the operation of each Fund’s HLIM, where applicable, had been effective in managing the Fund’s liquidity risk.

66	SEMIANNUAL REPORT	2021

DELAWARE FUNDS BY MACQUARIE FAMILY

Domestic Equity Funds

Ivy Accumulative Fund

Ivy Core Equity Fund

Ivy Large Cap Growth Fund

Ivy Mid Cap Growth Fund

Ivy Mid Cap Income Opportunities Fund

Ivy Small Cap Core Fund

Ivy Small Cap Growth Fund

Ivy Value Fund

Global/International Funds

Ivy Emerging Markets Equity Fund

Ivy Global Equity Income Fund

Ivy Global Growth Fund

Ivy International Small Cap Fund

Ivy International Core Equity Fund

Ivy Managed International Opportunities Fund

Ivy Pictet Emerging Markets Local Currency Debt Fund

Ivy Pzena International Value Fund

Index Funds

Ivy ProShares Interest Rate Hedged High Yield Index Fund

Ivy ProShares MSCI ACWI Index Fund

Ivy ProShares Russell 2000 Dividend Growers Index Fund

Ivy ProShares S&P 500 Bond Index Fund

Ivy ProShares S&P 500 Dividend Aristocrats Index Fund

Specialty Funds

Ivy Apollo Multi-Asset Income Fund

Ivy Asset Strategy Fund

Ivy Balanced Fund

Ivy Energy Fund

Ivy LaSalle Global Real Estate Fund

Ivy Natural Resources Fund

Ivy Science and Technology Fund

Ivy Securian Real Estate Securities Fund

Ivy Wilshire Global Allocation Fund

Fixed Income Funds

Ivy Apollo Strategic Income Fund

Ivy California Municipal High Income Fund

Ivy Corporate Bond Fund

Ivy Crossover Credit Fund

Ivy Global Bond Fund

Ivy Government Securities Fund

Ivy High Income Fund

Ivy Limited-Term Bond Fund

Ivy Municipal Bond Fund

Ivy Municipal High Income Fund

Ivy Pictet Targeted Return Bond Fund

Ivy PineBridge High Yield Fund

Ivy Securian Core Bond Fund

Money Market Funds

Ivy Cash Management Fund

Ivy Government Money Market Fund

1.888.923.3355

Visit us online at www.ivyinvestments.com

The Ivy Funds are managed by Delaware Management Company and distributed by Delaware Distributors, L.P.

2021	SEMIANNUAL REPORT	67

SEMIANN-IPS (3-21)

ITEM 2.     CODE OF ETHICS

Required in annual report only.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

Required in annual report only.

ITEM  4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors.

ITEM 11.     CONTROLS AND PROCEDURES.

(a)	Assessment of the Registrant’s Control Environment

The Registrant’s disclosure controls and procedures are designed to ensure that information required to be disclosed in the reports that the Registrant files or submits under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission. Disclosure controls and procedures include, without limitation, controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant’s management (“Management”), including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. Management, including the principal executive officer and principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of the Shareholder Report on Form N-CSR, Management carried out an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures were not effective due to a material weakness. A material weakness exists in the design and operation of controls to address the valuation of certain private equity investments in accordance with U.S. GAAP. Specifically, controls were not designed or maintained to evaluate the valuation model and available observable inputs related to the fair valuation of certain private equity securities provided by a third-party valuation service. Certain private equity securities that were valued by third party valuation services were not subject to Valuation Committee review. A material weakness (as defined in Rule 12b-2 under the Exchange Act) is a deficiency, or a combination of deficiencies, in internal control over financial reporting such that there is a reasonable possibility that a material misstatement of the Registrant’s annual or interim financial statements will not be prevented or detected on a timely basis. This material weakness did not result in a misstatement of previously issued financial statements. This material weakness resulted in audit adjustments, which adjustments are reflected in the financial statements included herein, to decrease investments in unaffiliated securities at value and net change in unrealized appreciation (depreciation) on investments in unaffiliated securities for the year ended March 31, 2021. Additionally, this material weakness could result in a misstatement of the aforementioned account balances or disclosures that would result in a material misstatement to the annual or interim financial statements that would not be prevented or detected.

Management’s Remediation Plan

Management is implementing enhancements to the Registrant’s disclosure controls and procedures to remediate the material weakness described above. Management utilizes a Valuation Committee as part of its existing fair valuation process and has undertaken enhancements to its review control by designing additional control activities to assess fair value models related to private equity securities including assessment of the observable inputs used in those fair value models. It is expected that the investment team would review all available observable inputs and other information relevant to the valuation and present this information to the Valuation Committee for consideration. Management will escalate all private equity securities purchased or acquired by the Registrant to the Valuation Committee and will incorporate U.S. GAAP considerations for fair value, specifically the consideration of observable inputs, where applicable.

The material weakness will not be considered remediated until the applicable controls operate for a sufficient period of time and Management has concluded, through testing, that these controls are designed and operating effectively.

(b)	Changes in Internal Controls

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.     DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Required in annual report only.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IVY FUNDS

(Registrant)

By	/s/ David F. Connor
David F. Connor, Secretary

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shawn K. Lytle
Shawn K. Lytle, President and Principal Executive Officer

Date:	June 22, 2021

By	/s/ Richard Salus
Richard Salus, Senior Vice President and Principal Financial Officer

Date:	June 22, 2021